UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number	811-08821
Rydex Variable Trust

(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Richard M. Goldman, President
Rydex Variable Trust
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)
Registrant’s telephone number, including area code:	301-296-5100
Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Rydex Variable Trust
All-Asset Aggressive Strategy
All-Asset Conservative Strategy
All-Asset Moderate Strategy
All-Cap Opportunity
Alternative Strategies Allocation
Amerigo
Banking
Basic Materials
Berolina
Biotechnology
Clermont
Commodities Strategy
Consumer Products
Dow 2x Strategy
Electronics
Energy Services
Energy
Europe 1.25x Strategy
Financial Services
Government Long Bond Strategy
Health Care
International Opportunity
Internet
Inverse Dow 2x Strategy
Inverse Government Long Bond Strategy
Inverse Mid-Cap Strategy
Inverse NASDAQ-100® Strategy
Inverse Russell 2000® Strategy
Inverse S&P 500 Strategy
Japan 1.25x Strategy
Leisure
Managed Futures Strategy
Mid-Cap 1.5x Strategy
Multi-Cap Core Equity
Multi-Hedge Strategies
NASDAQ-100® 2x Strategy
NASDAQ-100®
Nova
Precious Metals
Real Estate
Retailing
Russell 2000® 1.5x Strategy
Russell 2000® 2x Strategy
S&P 500 2x Strategy
S&P 500 Pure Growth
S&P 500 Pure Value
S&P MidCap 400 Pure Growth
S&P MidCap 400 Pure Value
S&P SmallCap 600 Pure Growth
S&P SmallCap 600 Pure Value
Strengthening U.S. Dollar 2x Strategy
Technology
Telecommunications
Transportation
U.S. Government Money Market
Utilities
Weakening U.S. Dollar 2x Strategy

Schedule of Investments	Asset Allocation Funds
March 31, 2010	All-Asset Aggressive Strategy Fund

		Market
	Shares	Value
MUTUAL FUNDS(a)†† - 98.0%
Mutual Funds - 98.0%
RVT — All-Cap Opportunity Fund	125,364	$1,510,638
SBL Fund — Series E (U.S. Intermediate Bond Series)	67,587	843,482
SBL Fund — Series B (Large Cap Value Series)	31,841	765,446
SBL Fund — Series Y (Select 25 Series)	83,850	759,681
RSF — Rydex|SGI Global Market Neutral Fund — Class H	28,082	643,633
RVT — Managed Futures Strategies Fund*	23,253	517,371
RVT — International Opportunity Fund	19,451	425,190
RSF — Rydex|SGI Global 130/30 Strategy Fund — Class H	42,020	384,899
SBL Fund — Series J (Mid Cap Growth Series)	8,830	230,106
SBL Fund — Series V (Mid Cap Value Series)	4,423	227,768
RVT — Government Long Bond 1.2x Strategy Fund	34,599	227,660
RVT — Real Estate Fund	7,377	172,397
RVT — Commodities Strategies Fund	12,502	154,774

		Market
	Shares	Value
MUTUAL FUNDS(a)†† - 98.0% (continued)
Mutual Funds - 98.0% (continued)
RSF — Rydex|SGI Long/Short Commodities Strategy Fund — Class H*	5,442	$143,996
SBL Fund — Series X (Small Cap Growth Series)*	7,459	117,176
SBL Fund — Series Q (Small Cap Value Series)	3,877	113,519
RVT — Multi-Hedge Strategies Fund	5,375	107,712
RSF — Russell 2000 Fund - Class H*	4,651	106,696
SBL Fund — Series P (High Yield Series)	4,046	99,171
RSF — S&P 500 Fund — Class H	2,714	62,891

Total Mutual Funds		7,614,206

TOTAL MUTUAL FUNDS
(Cost $6,783,360)		7,614,206

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 2.0%
Mizuho Financial Group, Inc.
issued 03/31/10 at 0.00%
due 04/01/10	153,085	153,085

TOTAL REPURCHASE AGREEMENT
(Cost $153,085)		153,085

Total Investments - 100.0%
(Cost $6,936,445)		$7,767,291
Liabilities, Less Cash & Other Assets - 0.0%		(240)

Total Net Assets - 100.0%		$7,767,051

*	Non-income producing security.

†	Repurchase Agreements.

††	Affiliated Funds.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

RSF	Series Funds.

RVT	Rydex Variable Trust.

SBL	Security Benefit Life.

Schedule of Investments	Asset Allocation Funds
March 31, 2010	All-Asset Conservative Strategy Fund

		Market
	Shares	Value
MUTUAL FUNDS(a)†† - 93.2%
Mutual Funds - 93.2%
SBL Fund — Series E (U.S. Intermediate Bond Series)	145,281	$1,813,113
RVT — All-Cap Opportunity Fund	99,774	1,202,279
SBL Fund — Series P (High Yield Series)	45,006	1,103,101
RSF — Rydex|SGI Global Market Neutral Fund — Class H	30,535	699,863
RVT — Managed Futures Strategies Fund*	30,867	686,786
RVT — Government Long Bond 1.2x Strategy Fund	80,302	528,390
SBL Fund — Series Y (Select 25 Series)	56,523	512,103
SBL Fund — Series B (Large Cap Value Series)	20,980	504,362
RSF — Rydex|SGI Global 130/30 Strategy Fund — Class H	45,047	412,627
RVT — International Opportunity Fund	6,912	151,106
SBL Fund — Series J (Mid Cap Growth Series)	5,787	150,803
RVT — Multi-Hedge Strategies Fund	7,473	149,768
SBL Fund — Series V (Mid Cap Value Series)	2,873	147,964

		Market
	Shares	Value
MUTUAL FUNDS(a)†† - 93.2% (continued)
Mutual Funds - 93.2% (continued)
RSF — Rydex|SGI Long/Short Commodities Strategy Fund — Class H*	2,597	$68,710
SBL Fund — Series X (Small Cap Growth Series)*	3,058	48,035
SBL Fund — Series Q (Small Cap Value Series)	1,571	45,995
RVT — Commodities Strategies Fund	3,138	38,851
RVT — Real Estate Fund	1,452	33,927

Total Mutual Funds		8,297,783

TOTAL MUTUAL FUNDS
(Cost $7,490,517)		8,297,783

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 8.4%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	747,792	747,792

TOTAL REPURCHASE AGREEMENT
(Cost $747,792)		747,792

Total Investments - 101.6%
(Cost $8,238,309)		$9,045,575
Liabilities, Less Cash & Other Assets - (1.6)%		(145,425)

Total Net Assets - 100.0%		$8,900,150

*	Non-income producing security

†	Repurchase Agreements.

††	Affiliated Funds.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

RSF	Series Funds

RVT	Rydex Variable Trust

SBL	Security Benefit Life.

Schedule of Investments	Asset Allocation Funds
March 31, 2010	All-Asset Moderate Strategy Fund

		Market
	Shares	Value
MUTUAL FUNDS(a)†† - 97.1%
Mutual Funds - 97.1%
RVT — All-Cap Opportunity Fund	317,225	$3,822,558
SBL Fund — Series E (U.S. Intermediate Bond Series)	254,329	3,174,028
RSF — Rydex|SGI Global Market Neutral Fund — Class H	74,547	1,708,624
RVT — Managed Futures Strategies Fund*	63,147	1,405,022
SBL Fund — Series Y (Select 25 Series)	132,560	1,200,995
SBL Fund — Series B (Large Cap Value Series)	41,952	1,008,529
RSF — Rydex|SGI Global 130/30 Strategy Fund — Class H	109,576	1,003,713
RVT — Government Long Bond 1.2x Strategy Fund	143,565	944,660
RVT — International Opportunity Fund	38,845	849,161
SBL Fund — Series P (High Yield Series)	29,223	716,245
SBL Fund — Series V (Mid Cap Value Series)	6,485	333,958
SBL Fund — Series J (Mid Cap Growth Series)	11,434	297,968

		Market
	Shares	Value
MUTUAL FUNDS(a)†† - 97.1% (continued)
Mutual Funds - 97.1% (continued)
RSF — Rydex|SGI Long/Short Commodities Strategy Fund — Class H*	10,520	$278,349
RVT — Commodities Strategies Fund	22,360	276,820
RVT — Multi-Hedge Strategies Fund	11,963	239,737
RVT — Real Estate Fund	7,856	183,583
SBL Fund — Series X (Small Cap Growth Series)*	7,816	122,788
SBL Fund — Series Q (Small Cap Value Series)	3,185	93,262

Total Mutual Funds		17,660,000

TOTAL MUTUAL FUNDS
(Cost $15,715,415)		17,660,000

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 2.9%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	518,858	518,858

TOTAL REPURCHASE AGREEMENT
(Cost $518,858)		518,858

Total Investments - 100.0%
(Cost $16,234,273)		$18,178,858
Liabilities, Less Cash & Other Assets - 0.0%		(382)

Total Net Assets - 100.0%		$18,178,476

*	Non-income producing security

†	Repurchase Agreements.

††	Affiliated Funds.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

RSF	Series Funds

RVT	Rydex Variable Trust

SBL	Security Benefit Life.

Schedule of Investments	Opportunistic Funds
March 31, 2010	All-Cap Opportunity Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 98.8%
Consumer Discretionary - 49.3%
Johnson Controls, Inc.	39,700	$1,309,703
Mattel, Inc.	52,000	1,182,480
NIKE, Inc. — Class B	13,500	992,250
Hasbro, Inc.	25,400	972,312
Sony Corporation ADR	24,800	950,088
Target Corporation	16,700	878,420
Walt Disney Company	21,200	740,092
Magna International, Inc. — Class A	11,400	705,090
Coach, Inc.	16,400	648,128
Autoliv, Inc.	11,300	582,289
Kohl’s Corporation*	10,600	580,668
Brunswick Corporation	35,700	570,129
Comcast Corporation — Class A	30,200	568,364
Polaris Industries, Inc.	10,880	556,621
BorgWarner, Inc.*	14,500	553,610
VF Corporation	6,800	545,020
TRW Automotive Holdings Corporation*	18,700	534,446
Time Warner, Inc.	17,000	531,590
Fortune Brands, Inc.	10,900	528,759
Sears Holdings Corporation*	4,800	520,464
Eastman Kodak Company	88,500	512,415
DIRECTV — Class A*	14,300	483,483
News Corporation — Class A	31,400	452,474
Pool Corporation	19,739	446,891
Macy’s, Inc.	20,400	444,108
Garmin, Ltd.	11,500	442,520
Goodyear Tire & Rubber Company*	34,900	441,136
Nordstrom, Inc.	10,600	433,010
Gentex Corporation	22,200	431,124
Dollar General Corporation*	16,736	422,584
Polo Ralph Lauren Corporation — Class A	4,800	408,192
Viacom, Inc. — Class B*	11,800	405,684
JC Penney Company, Inc.	12,600	405,342
Time Warner Cable, Inc. — Class A	7,500	399,825
Whirlpool Corporation	4,500	392,625
Federal Mogul Corporation*	20,100	369,036
Dana Holding Corporation*	30,199	358,764
Tenneco, Inc.*	14,300	338,195
Dollar Tree, Inc.*	5,600	331,632
Callaway Golf Company	36,600	322,812
Family Dollar Stores, Inc.	8,800	322,168
Phillips-Van Heusen Corporation	5,600	321,216
Stanley Black & Decker, Inc.	5,455	313,171
Newell Rubbermaid, Inc.	20,500	311,600
Omnicom Group, Inc.	8,000	310,480
Mohawk Industries, Inc.*	5,700	309,966
Pulte Group, Inc.*	27,500	309,375
ArvinMeritor, Inc.*	22,300	297,705
Hanesbrands, Inc.*	10,700	297,674
McGraw-Hill Companies, Inc.	8,300	295,895
DR Horton, Inc.	23,100	291,060
NVR, Inc.*	400	290,600
Fossil, Inc.*	7,700	290,598
Cooper Tire & Rubber Company	15,200	289,104
Toll Brothers, Inc.*	13,700	284,960

		Market
	Shares	Value
COMMON STOCKS(a) - 98.8% (continued)
Consumer Discretionary - 49.3% (continued)
Leggett & Platt, Inc.	12,900	$279,156
Warnaco Group, Inc.*	5,800	276,718
Lululemon Athletica, Inc.*	6,500	269,750
Tupperware Brands Corporation	5,500	265,210
Jarden Corporation	7,800	259,662
Harman International Industries, Inc.	5,500	257,290
CBS Corporation — Class B	18,200	253,708
Jakks Pacific, Inc.*	19,292	251,761
Deckers Outdoor Corporation*	1,800	248,400
Big Lots, Inc.*	6,800	247,656
Carter’s, Inc.*	8,100	244,296
Columbia Sportswear Company	4,537	238,329
Jones Apparel Group, Inc.	12,500	237,750
American Axle & Manufacturing Holdings, Inc.*	23,200	231,536
RC2 Corporation*	15,361	229,954
Scripps Networks Interactive, Inc. — Class A	5,000	221,750
Wolverine World Wide, Inc.	7,451	217,271
Virgin Media, Inc.	12,500	215,750
Cablevision Systems Corporation — Class A	8,900	214,846
Skechers U.S.A., Inc. — Class A*	5,600	203,392
Fuel Systems Solutions, Inc.*	6,300	201,348
Sturm Ruger & Company, Inc.	16,188	194,094
Dillard’s, Inc. — Class A	8,100	191,160
Smith & Wesson Holding Corporation*	48,200	182,196
Saks, Inc.*	20,900	179,740
DISH Network Corporation — Class A	8,600	179,052
Interpublic Group of Companies, Inc.*	20,900	173,888
99 Cents Only Stores*	9,088	148,134
Exide Technologies*	21,600	124,200
Drew Industries, Inc.*	3,800	83,676

Total Consumer Discretionary		33,749,620

Financials - 15.6%
American Express Company	35,400	1,460,604
Brookfield Asset Management, Inc. — Class A	53,000	1,347,260
Brookfield Properties Corporation	64,000	983,040
Capital One Financial Corporation	22,200	919,302
CB Richard Ellis Group, Inc. — Class A*	49,700	787,745
St. Joe Company*	19,900	643,765
Jones Lang LaSalle, Inc.	8,700	634,143
Discover Financial Services	40,100	597,490
SLM Corporation*	43,300	542,116
Forest City Enterprises, Inc. — Class A*	35,500	511,555
AmeriCredit Corporation*	17,400	413,424
Forestar Group, Inc.*	15,300	288,864
Cash America International, Inc.	6,100	240,828
Ezcorp, Inc. — Class A*	10,700	220,420
Nelnet, Inc. — Class A	9,600	178,176

Schedule of Investments	Opportunistic Funds
March 31, 2010	All-Cap Opportunity Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 98.8% (continued)
Financials - 15.6% (continued)
First Cash Financial Services, Inc.*	7,600	$163,932
World Acceptance Corporation*	4,500	162,360
Dollar Financial Corporation*	6,700	161,202
Cardtronics, Inc.*	12,400	155,868
China Housing & Land Development, Inc.*	31,729	120,570
Advance America Cash Advance Centers, Inc.	20,700	120,474

Total Financials		10,653,138

Industrials - 9.6%
Delta Air Lines, Inc.*	66,900	976,071
Southwest Airlines Company	65,500	865,910
UAL Corporation*	28,000	547,400
Continental Airlines, Inc. — Class B*	22,500	494,325
AMR Corporation*	52,700	480,097
Copa Holdings S.A. — Class A	6,300	383,040
Alaska Air Group, Inc.*	8,700	358,701
JetBlue Airways Corporation*	63,500	354,330
Allegiant Travel Company — Class A*	5,300	306,658
US Airways Group, Inc.*	41,200	302,820
Skywest, Inc.	16,500	235,620
AirTran Holdings, Inc.*	45,100	229,108
United Technologies Corporation	1,800	132,498
Boeing Company	1,600	116,176
Honeywell International, Inc.	2,100	95,067
Lockheed Martin Corporation	1,100	91,542
General Dynamics Corporation	1,100	84,920
Raytheon Company	1,300	74,256
Northrop Grumman Corporation	1,100	72,127
Precision Castparts Corporation	500	63,355
L-3 Communications Holdings, Inc.	600	54,978
Rockwell Collins, Inc.	800	50,072
Goodrich Corporation	700	49,364
ITT Corporation	900	48,249
BE Aerospace, Inc.*	900	27,405
TransDigm Group, Inc.	500	26,520
Alliant Techsystems, Inc.*	300	24,390

Total Industrials		6,544,999

Information Technology - 8.5%
Apple, Inc.*	5,500	1,292,115
International Business Machines Corporation	7,900	1,013,175
Hewlett-Packard Company	17,700	940,755
EMC Corporation*	27,700	499,708
Dell, Inc.*	27,700	415,777
SanDisk Corporation*	8,800	304,744
NetApp, Inc.*	9,000	293,040

		Market
	Shares	Value
COMMON STOCKS(a) - 98.8% (continued)
Information Technology - 8.5% (continued)
Seagate Technology	15,200	$277,552
Western Digital Corporation*	6,300	245,637
Teradata Corporation*	6,100	176,229
QLogic Corporation*	6,900	140,070
NCR Corporation*	8,100	111,780
Diebold, Inc.	3,500	111,160
STEC, Inc.*	2,900	34,742

Total Information Technology		5,856,484

Consumer Staples - 7.9%
Avon Products, Inc.	34,700	1,175,289
Estee Lauder Companies, Inc. — Class A	13,400	869,258
NBTY, Inc.*	11,200	537,376
Herbalife, Ltd.	11,200	516,544
Alberto-Culver Company — Class B	19,000	496,850
Nu Skin Enterprises, Inc. — Class A	14,400	419,040
Revlon, Inc. — Class A*	17,444	258,695
Elizabeth Arden, Inc.*	12,600	226,800
Prestige Brands Holdings, Inc.*	23,400	210,600
Medifast, Inc.*	7,700	193,501
China-Biotics, Inc.*	10,773	192,944
American Oriental Bioengineering, Inc.*	43,200	176,256
China Sky One Medical, Inc.*	10,144	159,362

Total Consumer Staples		5,432,515

Materials - 7.9%
International Paper Company	45,800	1,127,138
Weyerhaeuser Company	22,000	995,940
Domtar Corporation	12,650	814,787
MeadWestvaco Corporation	28,700	733,285
Louisiana-Pacific Corporation*	44,700	404,535
Schweitzer-Mauduit International, Inc.	6,900	328,164
Clearwater Paper Corporation*	5,900	290,575
Glatfelter	19,000	275,310
Deltic Timber Corporation	5,015	220,911
Wausau Paper Corporation*	22,260	190,100

Total Materials		5,380,745

TOTAL COMMON STOCKS
(Cost $59,447,649)		67,617,501

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 3.1%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	2,147,946	2,147,946

TOTAL REPURCHASE AGREEMENT
(Cost $2,147,946)		2,147,946

Total Investments - 101.9%
(Cost $61,595,595)		$69,765,447
Liabilities, Less Cash & Other Assets - (1.9)%		(1,320,023)

Total Net Assets - 100.0%		$68,445,424

Schedule of Investments	Opportunistic Funds
March 31, 2010	All-Cap Opportunity Fund

*	Non-income producing security

†	Repurchase Agreements.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

ADR	American Depositary Receipt

Schedule of Investments	Alternative Investment Funds
March 31, 2010	Alternative Strategies Allocation Fund

		Market
	Shares	Value
CURRENCY EXCHANGE TRADED FUND(a) - 17.3%
Exchange Traded Funds - 17.3%
PowerShares DB G10 Currency Harvest Fund*	41,040	$968,134

TOTAL CURRENCY EXCHANGE TRADED FUND
(Cost $919,180)		968,134

MUTUAL FUNDS(a)†† - 83.0%
Mutual Funds - 83.0%
RVT — Managed Futures Strategy Fund*	88,001	1,958,033
RSF — Rydex | SGI Global Market Neutral Fund — Class H	49,444	1,133,258
RVT — Multi-Hedge Strategy Fund	53,018	1,062,473
RSF — Rydex | SGI Long/Short Commodities Strategy Fund — Class H*	15,945	421,911

		Market
	Shares	Value
MUTUAL FUNDS(a)†† - 83.0% (continued)
Mutual Funds - 83.0% (continued)
RVT — Real Estate Fund	1,718	$40,142
RVT — Commodities Strategy Fund	2,033	25,163

Total Mutual Funds		4,640,980

TOTAL MUTUAL FUNDS
(Cost $4,670,447)		4,640,980

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.7%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	40,081	40,081

TOTAL REPURCHASE AGREEMENT (Cost $40,081)		40,081

Total Investments - 101.0%
(Cost $5,629,708)		$5,649,195
Liabilities, Less Cash & Other Assets - (1.0)%		(54,413)

Total Net Assets - 100.0%		$5,594,782

*	Non-income producing security

†	Repurchase Agreements.

††	Affiliated Funds.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

RSF	Series Funds

RVT	Rydex Variable Trust

Schedule of Investments (Unaudited)
March 31, 2010	Amerigo Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 1.9%

Financials - 1.9%
Berkshire Hathaway, Inc. — Class A*	17	$2,070,600
Berkshire Hathaway, Inc. — Class B*	25,300	2,056,131

Total Financials		4,126,731

TOTAL COMMON STOCKS (Cost $3,774,822)		4,126,731

EXCHANGE TRADED FUNDS(a) - 95.7%
UNITED STATES OF AMERICA 73.1%
iShares S&P 500 Index Fund	165,600	19,431,504
SPDR Trust, Series 1	165,600	19,373,544
iShares Russell 1000 Growth Index Fund	356,000	18,494,200
PowerShares QQQ	355,000	17,103,900
Vanguard Mid-Cap ETF	195,500	12,738,780
iShares Russell Midcap Growth Index Fund	223,400	10,839,368
iShares Russell Midcap Index Fund	99,800	8,912,140
iShares Russell 2000 Index Fund	99,400	6,740,314
Vanguard Small-Cap ETF	99,400	6,261,206
SPDR Dow Jones Industrial Average ETF Trust	55,500	6,026,745
Vanguard Large-Cap ETF	110,400	5,884,320
Vanguard Extended Market ETF	99,400	4,663,838
Vanguard Total Stock Market ETF	73,600	4,385,824
Technology Select Sector SPDR Fund	143,200	3,306,488
SPDR S&P Biotech ETF	36,900	2,212,155
Health Care Select Sector SPDR Fund	57,000	1,828,560
Vanguard Value ETF	27,300	1,377,831
SPDR S&P MidCap 400 ETF Trust	9,200	1,317,072
iShares Russell 1000 Value Index Fund	19,900	1,215,293
Industrial Select Sector SPDR Fund	36,200	1,130,526
Vanguard Dividend Appreciation ETF	19,900	971,717
iShares S&P MidCap 400 Index Fund	9,200	724,040
KBW Capital Markets ETF	14,800	550,708

Total United States of America		155,490,073

		Market
	Shares	Value
EXCHANGE TRADED FUNDS(a) - 95.7% (continued)
INTERNATIONAL 8.2%
iShares MSCI Emerging Markets Index Fund	232,000	$9,771,840
Vanguard Emerging Markets ETF	110,400	4,656,672
Vanguard FTSE All-World ex-US ETF	34,400	1,529,080
SPDR S&P BRIC 40 ETF	59,000	1,494,470

Total International		17,452,062

LATIN AMERICA REGION 5.3%
iShares S&P Latin America 40 Index Fund	232,000	11,198,640

Total Latin America Region		11,198,640

BRAZIL 2.5%
iShares MSCI Brazil Index Fund	73,600	5,421,376

Total Brazil		5,421,376

CANADA 1.9%
iShares MSCI Canada Index Fund	142,700	3,979,903

Total Canada		3,979,903

CHINA 1.4%
SPDR S&P China ETF	20,000	1,440,600
iShares FTSE/Xinhua China 25 Index Fund	20,000	842,000
iShares S&P Asia 50 Index Fund	18,200	734,006

Total China		3,016,606

ASIAN PACIFIC REGION 1.3%
SPDR S&P Emerging Asia Pacific ETF	29,400	2,211,762
Vanguard Pacific ETF	11,000	600,380

Total Asian Pacific Region		2,812,142

ASIAN PACIFIC REGION EX JAPAN 1.0%
iShares MSCI Pacific ex-Japan Index Fund	50,000	2,149,500

Total Asian Pacific Region ex Japan		2,149,500

TAIWAN 0.5%
iShares MSCI Taiwan Index Fund, Inc.	85,800	1,076,790

Total Taiwan		1,076,790

HONG KONG 0.5%
iShares MSCI Hong Kong Index Fund	60,800	990,432

Total Hong Kong		990,432

TOTAL EXCHANGE TRADED FUNDS (Cost $185,628,120)		203,587,524

Schedule of Investments (Unaudited)
March 31, 2010	Amerigo Fund

		Market
	Shares	Value
MUTUAL FUNDS(a) - 1.5%
First American Treasury Obligations Fund	3,161,519	$3,161,519

TOTAL MUTUAL FUNDS
(Cost $3,161,519)		3,161,519

Total Investments 99.1%
(Cost $192,564,461)		$210,875,774

Other Assets in Excess of Liabilities – 0.9%		$1,928,884

Net Assets – 100.0%		$212,804,658

*	Non-Income Producing Security.

(a)	Value determined based on Level 1 inputs.

Schedule of Investments	Sector Funds
March 31, 2010	Banking Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5%
Financials - 99.5%
Bank of America Corporation	31,767	$567,041
Wells Fargo & Company	17,916	557,546
JPMorgan Chase & Company	12,436	556,511
US Bancorp	20,881	540,400
Bank of New York Mellon Corporation	16,290	503,035
PNC Financial Services Group, Inc.	7,762	463,391
BB&T Corporation	12,074	391,077
SunTrust Banks, Inc.	11,303	302,807
Fifth Third Bancorp	20,307	275,972
Regions Financial Corporation	33,312	261,499
M&T Bank Corporation	3,080	244,490
Hudson City Bancorp, Inc.	15,962	226,022
KeyCorp	29,051	225,145
New York Community Bancorp, Inc.	13,364	221,041
Comerica, Inc.	5,596	212,872
People’s United Financial, Inc.	13,026	203,727
Itau Unibanco Holding S.A. ADR	7,920	174,161
Marshall & Ilsley Corporation	21,420	172,431
Huntington Bancshares, Inc.	30,350	162,979
Banco Bradesco S.A. ADR	8,778	161,779
Cullen	2,722	151,888
First Horizon National Corporation*	10,261	144,170
ICICI Bank, Ltd. ADR	3,370	143,899
Zions Bancorporation	6,584	143,663
City National Corporation	2,570	138,703
HDFC Bank, Ltd. ADR	990	137,996
HSBC Holdings PLC ADR	2,701	136,914
First Niagara Financial Group, Inc.	9,508	135,204
Deutsche Bank AG	1,729	132,908
UBS AG	8,074	131,445
Toronto-Dominion Bank	1,737	129,545
Associated Banc-Corporation	9,294	128,257
Banco Santander Brasil S.A. ADR	10,300	128,029
Commerce Bancshares, Inc.	3,077	126,588
Washington Federal, Inc.	6,207	126,126
Royal Bank of Canada	2,148	125,336
KB Financial Group, Inc. ADR	2,610	125,176
Barclays PLC ADR	5,720	124,410
Valley National Bancorp	8,091	124,359
Credit Suisse Group AG ADR	2,417	124,185
TCF Financial Corporation	7,739	123,360
Bank of Montreal	2,004	121,643
Bank of Hawaii Corporation	2,691	120,960
Banco Santander S.A. ADR	8,941	118,647
Prosperity Bancshares, Inc.	2,875	117,875
FirstMerit Corporation	5,411	116,715
SVB Financial Group*	2,480	115,717
East West Bancorp, Inc.	6,518	113,544

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5% (continued)
Financials - 99.5% (continued)
BancorpSouth, Inc.	5,299	$111,067
MGIC Investment Corporation*	10,122	111,038
CapitalSource, Inc.	19,650	109,844
Radian Group, Inc.	6,960	108,854
Westamerica Bancorporation	1,871	107,863
Fulton Financial Corporation	10,580	107,810
Iberiabank Corporation	1,730	103,817
Signature Bank NY*	2,757	102,147
Trustmark Corporation	4,154	101,482
Astoria Financial Corporation	6,803	98,644
NewAlliance Bancshares, Inc.	7,586	95,735
Whitney Holding Corporation	6,920	95,427
Webster Financial Corporation	5,444	95,216
Northwest Bancshares, Inc.	8,090	94,977
Susquehanna Bancshares, Inc.	9,570	93,882
Umpqua Holdings Corporation	7,067	93,708
Wilmington Trust Corporation	5,413	89,693
United Bankshares, Inc.	3,280	86,002
Wintrust Financial Corporation	2,290	85,211
CVB Financial Corporation	8,539	84,792
Old National Bancorp	7,000	83,650
First Midwest Bancorp, Inc.	6,090	82,520
First Financial Bancorp	4,630	82,368
Cathay General Bancorp	7,000	81,550
PrivateBancorp, Inc. — Class A	5,668	77,652
National Penn Bancshares, Inc.	11,225	77,452
Glacier Bancorp, Inc.	5,070	77,216
UMB Financial Corporation	1,860	75,516
MB Financial, Inc.	3,340	75,250
Hancock Holding Company	1,760	73,586
PacWest Bancorp	3,220	73,480
Ocwen Financial Corporation*	6,570	72,861
International Bancshares Corporation	3,060	70,349
Texas Capital Bancshares, Inc.*	3,630	68,934

Total Financials		13,080,781

TOTAL COMMON STOCKS
(Cost $10,895,728)		13,080,781

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.6%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	76,990	76,990

TOTAL REPURCHASE AGREEMENT
(Cost $76,990)		76,990

Total Investments - 100.1%
(Cost $10,972,718)		$13,157,771
Liabilities, Less Cash & Other Assets - (0.1)%		(10,325)

Total Net Assets - 100.0%		$13,147,446

*	Non-income producing security

†	Repurchase Agreements.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

ADR	American Depositary Receipt

PLC	Public Limited Company

Schedule of Investments	Sector Funds
March 31, 2010	Basic Materials Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5%
Materials - 99.5%
Monsanto Company	11,809	$843,399
Freeport-McMoRan Copper & Gold, Inc. — Class B	9,934	829,886
Barrick Gold Corporation	21,068	807,747
Dow Chemical Company	26,381	780,086
EI du Pont de Nemours & Company	20,617	767,777
Vale S.A. — Class B ADR	22,984	739,855
Mosaic Company	12,098	735,195
Southern Copper Corporation	22,132	700,920
Goldcorp, Inc.	18,606	692,515
Praxair, Inc.	8,112	673,296
Newmont Mining Corporation	13,076	665,961
Potash Corporation of Saskatchewan, Inc.	5,179	618,114
BHP Billiton, Ltd. ADR	7,057	566,818
Teck Resources, Ltd. — Class B	12,750	555,390
Mechel ADR	18,900	537,138
Cia Siderurgica Nacional S.A. ADR	13,340	532,666
Air Products & Chemicals, Inc.	7,191	531,774
ArcelorMittal	12,006	527,183
Gerdau S.A. ADR	32,300	526,490
Rio Tinto PLC ADR	2,206	522,226
Nucor Corporation	11,373	516,107
Agrium, Inc.	7,161	505,781
Alcoa, Inc.	35,297	502,629
AngloGold Ashanti, Ltd. ADR	12,809	486,102
Cemex SAB de CV ADR*	46,230	472,008
POSCO ADR	4,000	468,040
Kinross Gold Corporation	26,395	451,091
PPG Industries, Inc.	6,796	444,458
Ecolab, Inc.	10,018	440,291
Cliffs Natural Resources, Inc.	6,182	438,613
IAMGOLD Corporation	33,063	437,093
United States Steel Corporation	6,706	425,965
International Paper Company	17,039	419,330
Weyerhaeuser Company	9,151	414,266
Gold Fields, Ltd. ADR	31,613	398,956
Agnico-Eagle Mines, Ltd.	6,927	385,626
Cia de Minas Buenaventura S.A. ADR	12,336	382,046
Ivanhoe Mines, Ltd.*	21,805	379,625
Randgold Resources, Ltd. ADR	4,705	361,485
Yamana Gold, Inc.	35,976	354,364
Lubrizol Corporation	3,752	344,133
Owens-Illinois, Inc.*	9,529	338,661
Sigma-Aldrich Corporation	6,273	336,609
Allegheny Technologies, Inc.	5,911	319,135
Vulcan Materials Company	6,676	315,374
Walter Energy, Inc.	3,410	314,641
Silver Wheaton Corporation*	19,702	309,124
Airgas, Inc.	4,854	308,811
Ball Corporation	5,630	300,529
Eastman Chemical Company	4,583	291,845
Terra Industries, Inc.	6,326	289,478
CF Industries Holdings, Inc.	3,161	288,220
Celanese Corporation — Class A	9,046	288,115

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5% (continued)
Materials - 99.5% (continued)
FMC Corporation	4,670	$282,722
Crown Holdings, Inc.*	10,430	281,193
MeadWestvaco Corporation	10,965	280,156
Ashland, Inc.	5,149	271,713
International Flavors & Fragrances, Inc.	5,581	266,046
Harmony Gold Mining Company, Ltd. ADR	27,852	264,037
Steel Dynamics, Inc.	15,105	263,884
Reliance Steel & Aluminum Company	5,354	263,577
Albemarle Corporation	6,159	262,558
Titanium Metals Corporation*	15,111	250,692
Martin Marietta Materials, Inc.	3,000	250,650
Pactiv Corporation*	9,884	248,879
Nalco Holding Company	10,091	245,514
Scotts Miracle-Gro Company — Class A	5,245	243,106
Sealed Air Corporation	11,343	239,110
Bemis Company, Inc.	8,168	234,585
Valspar Corporation	7,858	231,654
Sonoco Products Company	7,499	230,894
RPM International, Inc.	10,511	224,305
AK Steel Holding Corporation	9,629	220,119
Greif, Inc. — Class A	3,988	219,021
Compass Minerals International, Inc.	2,724	218,547
Aptargroup, Inc.	5,550	218,393
Huntsman Corporation	18,055	217,563
Domtar Corporation	3,360	216,418
Cytec Industries, Inc.	4,478	209,302
Silgan Holdings, Inc.	3,445	207,492
Packaging Corporation of America	8,416	207,118
Pan American Silver Corporation	8,924	206,591
Intrepid Potash, Inc.*	6,733	204,212
Solutia, Inc.*	11,845	190,823
WR Grace & Company*	6,863	190,517
Rockwood Holdings, Inc.*	7,115	189,401
Cabot Corporation	6,224	189,210
Temple-Inland, Inc.	9,094	185,790
Thompson Creek Metals Company, Inc.*	13,620	184,279
Royal Gold, Inc.	3,870	178,833
NewMarket Corporation	1,720	177,143
Rock-Tenn Company — Class A	3,770	171,799
Commercial Metals Company	11,338	170,750
Olin Corporation	8,601	168,752
Hecla Mining Company*	27,442	150,108
Coeur d’Alene Mines Corporation*	9,867	147,808
Century Aluminum Company*	10,596	145,801

Total Materials		35,504,052

TOTAL COMMON STOCKS
(Cost $21,307,002)		35,504,052

Schedule of Investments	Sector Funds
March 31, 2010	Basic Materials Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.5%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	$177,835	$177,835

TOTAL REPURCHASE AGREEMENT

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.5% (continued)
(Cost $177,835)		$177,835

Total Investments - 100.0%
(Cost $21,484,837)		$35,681,887
Liabilities, Less Cash & Other Assets - 0.0%		(5,005)

Total Net Assets - 100.0%		$35,676,882

*	Non-income producing security

†	Repurchase Agreements.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

ADR	American Depositary Receipt

PLC	Public Limited Company

Schedule of Investments (Unaudited)
March 31, 2010	Berolina Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 1.7%

Financials - 1.7%
Berkshire Hathaway, Inc. — Class B*	6,100	$495,747
Berkshire Hathaway, Inc. — Class A*	2	243,600

Total Financials		739,347

TOTAL COMMON STOCKS
(Cost $633,882)		739,347

EXCHANGE TRADED FUNDS(a) - 88.1%
UNITED STATES OF AMERICA 56.9%
iShares iBoxx $ High Yield Corporate Bond Fund	21,200	1,873,444
iShares S&P 500 Index Fund	15,100	1,771,834
SPDR Trust, Series 1	15,100	1,766,549
SPDR Barclays Capital High Yield Bond ETF	41,400	1,647,306
Vanguard Total Stock Market ETF	23,000	1,370,570
iShares Barclays Credit Bond Fund	13,000	1,329,640
Vanguard Large-Cap ETF	23,700	1,263,210
Vanguard Mid-Cap ETF	17,600	1,146,816
iShares iBoxx $ Investment Grade Corporate Bond Fund	9,500	1,004,435
iShares Russell 1000
Growth Index Fund	16,900	877,955
PowerShares QQQ	17,900	862,422
Vanguard Growth ETF	15,300	849,854
SPDR S&P Biotech ETF	14,000	839,300
Vanguard Extended Market ETF	17,600	825,790
SPDR Dow Jones Industrial Average ETF Trust	5,700	618,963
iShares Russell 2000 Index Fund	9,000	610,290
SPDR S&P MidCap 400 ETF Trust	4,200	601,272
Vanguard Small-Cap ETF	9,000	566,910
PowerShares DB Gold Fund*	12,600	500,346
PowerShares DB Precious Metals Fund*	12,600	481,950
Vanguard Value ETF	8,900	449,183
Technology Select Sector SPDR Fund	16,900	390,221
Market Vectors-Coal ETF	10,200	384,642

		Market
	Shares	Value
EXCHANGE TRADED FUNDS(a) - 88.1% (continued)
UNITED STATES OF AMERICA 56.9% (continued)
iShares Russell Midcap Index Fund	4,200	$375,060
Consumer Staples Select Sector SPDR Fund	12,800	357,248
Materials Select Sector SPDR Fund	10,200	345,576
PowerShares DB Base Metals Fund*	15,100	339,901
iShares S&P MidCap 400 Index Fund	4,200	330,540
Health Care Select Sector SPDR Fund	9,000	288,720
KBW Capital Markets ETF	5,000	186,050
Industrial Select Sector SPDR Fund	5,100	159,273
iShares S&P GSCI Commodity Indexed Trust*	5,100	158,865
iShares Barclays Intermediate Credit Bond Fund	1,200	124,824
PowerShares DB Agriculture Fund*	5,100	123,624
PowerShares DB Commodity Index Tracking Fund Company, Inc.*	5,100	119,952
Vanguard Total Bond Market ETF	1,300	102,960
Vanguard Intermediate-Term Corporate Bond ETF	1,200	91,500
PowerShares DB Silver Fund*	2,500	77,600
iShares Dow Jones US Broker Dealers Index Fund	2,700	76,356
SPDR Barclays Capital Intermediate Term Credit Bond ETF	1,200	38,760

Total United States of America		25,329,711

INTERNATIONAL 10.0%
iShares MSCI Emerging Markets Index Fund	47,900	2,017,548
Vanguard Emerging Markets ETF	40,900	1,725,162
SPDR S&P BRIC 40 ETF	23,500	595,255
SPDR S&P Emerging Small Cap ETF	2,500	123,775

Total International		4,461,740

Schedule of Investments (Unaudited)
March 31, 2010	Berolina Fund

		Market
	Shares	Value
EXCHANGE TRADED FUNDS(a) - 88.1% (continued)
LATIN AMERICA REGION 5.2%
iShares S&P Latin America 40 Index Fund	47,900	$2,312,133

Total Latin America Region		2,312,133

CHINA 4.0%
SPDR S&P China ETF	12,600	907,578
iShares FTSE/Xinhua China 25 Index Fund	12,600	530,460
iShares S&P Asia 50 Index Fund	8,500	342,805

Total China		1,780,843

GLOBAL 3.5%
iShares S&P Global Materials Sector Index Fund	7,600	483,284
iShares S&P Global Industrials Sector Index Fund	8,700	421,506
iShares S&P Global Energy Sector Index Fund	8,400	296,940
Market Vectors — Gold
Miners ETF	5,000	222,050
Vanguard Short-Term Bond ETF	1,500	120,015

Total Global		1,543,795

ASIAN PACIFIC REGION EX JAPAN 2.4%
iShares MSCI Pacific ex-Japan Index Fund	25,100	1,079,049

Total Asian Pacific Region ex Japan		1,079,049

ASIAN PACIFIC REGION 2.1%
SPDR S&P Emerging Asia Pacific ETF	8,500	639,455
Vanguard Pacific ETF	5,000	272,900

Total Asian Pacific Region		912,355

CANADA 1.5%
iShares MSCI Canada Index Fund	24,500	683,305

Total Canada		683,305

BRAZIL 1.4%
iShares MSCI Brazil Index Fund	8,500	626,110

Total Brazil		626,110

AUSTRALIA 0.6%
iShares MSCI Australia Index Fund	10,300	246,891

Total Australia		246,891

HONG KONG 0.4%
iShares MSCI Hong Kong Index Fund	11,400	185,706

Total Hong Kong		185,706

		Market
	Shares	Value
EXCHANGE TRADED FUNDS(a) - 88.1% (continued)
GERMANY 0.1%
iShares MSCI Germany Index Fund	2,800	$61,264

Total Germany		61,264

TOTAL EXCHANGE TRADED FUNDS (Cost $37,399,833)		39,222,902

MUTUAL FUNDS(a) - 1.8%
First American Treasury Obligations Fund	787,504	787,504

TOTAL MUTUAL FUNDS (Cost $787,504)		787,504

	Face
	Amount
U.S. TREASURY OBLIGATIONS(a) - 0.3%
United States Treasury Note/Bond
1.00% due 10/31/11	50,000	50,174
0.88% due 02/29/12	50,000	49,897
0.75% due 11/30/11	50,000	49,932

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $150,219)		150,003

	Shares
CORPORATE BONDS(b) - 9.4%
Nordstrom, Inc. 7.00% due 01/15/38	593,000	666,518
Alcoa, Inc. 6.00% due 01/15/12	616,000	650,142
Alcoa, Inc. 5.87% due 02/23/22	626,000	575,188
Chevron Phillips Chemical LLC Co. 8.25% due 06/15/19	352,000	420,224
Mutual of Omaha Insurance Co. 6.80% due 06/15/36	460,000	398,875
Agilent Technologies, Inc. 6.50% due 11/01/17	368,000	397,590
Corning, Inc. 7.25% due 08/15/36	270,000	289,281
Bunge Limited Finance Co. 8.50% due 06/15/19	235,000	273,191
Alcoa, Inc. 6.75% due 07/15/18	257,000	266,347
Sunoco, Inc. 4.88% due 10/15/14	216,000	219,104
Freeport-McMoRan Copper & Gold Inc. 8.38% due 04/01/17	45,000	50,062

TOTAL CORPORATE BONDS (Cost $3,515,415)		4,206,522

Schedule of Investments (Unaudited)
March 31, 2010	Berolina Fund

		Market
	Shares	Value
Total Investments 101.3%
(Cost $42,486,853)		$45,106,278

Liabilities in Excess of Other Assets - (1.3)%		$(585,008)

Net Assets – 100.0%		$44,521,270

*	Non-Income Producing Security.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 1 inputs.

Schedule of Investments	Sector Funds
March 31, 2010	Biotechnology Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.4%
Health Care - 99.4%
Amgen, Inc.*	56,998	$3,406,201
Gilead Sciences, Inc.*	60,158	2,735,986
Celgene Corporation*	35,636	2,208,007
Biogen Idec, Inc.*	29,237	1,677,034
Genzyme Corporation*	29,620	1,535,205
Vertex Pharmaceuticals, Inc.*	30,677	1,253,769
Human Genome Sciences, Inc.*	34,111	1,030,152
Dendreon Corporation*	26,779	976,630
Cephalon, Inc.*	14,129	957,664
OSI Pharmaceuticals, Inc.*	13,620	811,071
Alexion Pharmaceuticals, Inc.*	14,492	787,930
United Therapeutics Corporation*	13,725	759,404
Amylin Pharmaceuticals, Inc.*	32,725	735,985
InterMune, Inc.*	15,670	698,412
BioMarin Pharmaceutical, Inc.*	29,326	685,349
Myriad Genetics, Inc.*	26,560	638,768
Incyte Corporation, Ltd.*	41,685	581,923
Onyx Pharmaceuticals, Inc.*	18,733	567,235
Acorda Therapeutics, Inc.*	14,483	495,319
Isis Pharmaceuticals, Inc.*	44,428	485,154
Regeneron Pharmaceuticals, Inc.*	17,405	461,058
MannKind Corporation*	63,004	413,306
Alkermes, Inc.*	30,379	394,016
Savient Pharmaceuticals, Inc.*	26,947	389,384
PDL BioPharma, Inc.	59,787	371,277
AMAG Pharmaceuticals, Inc.*	10,394	362,855
Allos Therapeutics, Inc.*	44,049	327,284
Cubist Pharmaceuticals, Inc.*	13,973	314,951

		Market
	Shares	Value
COMMON STOCKS(a) - 99.4% (continued)
Health Care - 99.4% (continued)
Martek Biosciences Corporation*	11,610	$261,341
Medivation, Inc.*	24,170	253,543
Geron Corporation*	41,831	237,600
Talecris Biotherapeutics Holdings Corporation*	11,530	229,678
Momenta Pharmaceuticals, Inc.*	13,990	209,430
Cepheid, Inc.*	11,880	207,662
BioCryst Pharmaceuticals, Inc.*	28,874	189,702
Vanda Pharmaceuticals, Inc.*	16,360	188,794
Enzon Pharmaceuticals, Inc.*	17,680	179,982
Seattle Genetics, Inc.*	14,610	174,443
Exelixis, Inc.*	25,710	156,060
Celera Corporation*	20,360	144,556
Rigel Pharmaceuticals, Inc.*	18,080	144,098

Total Health Care		28,638,218

TOTAL COMMON STOCKS
(Cost $22,612,094)		28,638,218

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.6%
Mizuho Financial Group, Inc.
issued 03/31/10 at 0.00%
due 04/01/10	164,496	164,496

TOTAL REPURCHASE AGREEMENT
(Cost $164,496)		164,496

Total Investments - 100.0%
(Cost $22,776,590)		$28,802,714
Liabilities, Less Cash & Other Assets - 0.0%		(11,140)

Total Net Assets - 100.0%		$28,791,574

*	Non-income producing security

†	Repurchase Agreements.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

Schedule of Investments (Unaudited)
March 31, 2010	Clermont Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 1.1%

Financials - 1.1%
Berkshire Hathaway, Inc. — Class A*	5	$609,000
Berkshire Hathaway, Inc. - Class B*	2,500	203,175

Total Financials		812,175

TOTAL COMMON STOCKS
(Cost $749,953)		812,175

EXCHANGE TRADED FUNDS(a) - 90.0%
UNITED STATES OF AMERICA - 77.6%
iShares Barclays Credit Bond Fund	82,700	8,458,556
iShares iBoxx $ Investment Grade Corporate Bond Fund	48,800	5,159,624
SPDR Trust, Series 1	42,900	5,018,871
Vanguard Total Bond Market ETF	58,600	4,641,120
iShares iBoxx $High Yield Corporate Bond Fund	46,900	4,144,553
iShares S&P 500 Index Fund	29,800	3,496,732
SPDR Barclays Capital High Yield Bond ETF	62,000	2,466,980
Vanguard Total Stock Market ETF	36,600	2,180,994
PowerShares QQQ	38,000	1,830,840
iShares Russell 1000 Growth Index Fund	32,700	1,698,765
iShares Barclays Aggregate Bond Fund	15,000	1,563,000
Vanguard Large-Cap ETF	27,600	1,471,080
Vanguard Mid-Cap ETF	22,400	1,459,584
SPDR Dow Jones Industrial Average ETF Trust	13,000	1,411,670
Vanguard Extended Market ETF	22,400	1,051,006
iShares Russell 2000 Index Fund	12,000	813,720
iShares Russell Midcap Index Fund	8,600	767,980
Vanguard Small-Cap ETF	12,000	755,880
Vanguard Value ETF	13,600	686,392
Vanguard Dividend Appreciation ETF	13,000	634,790
SPDR S&P MidCap 400 ETF Trust	4,000	572,640
Technology Select Sector SPDR Fund	20,600	475,654

		Market
	Shares	Value
EXCHANGE TRADED FUNDS(a) - 90.0% (continued)
UNITED STATES OF AMERICA - 77.6% (continued)
Vanguard Intermediate-Term Corporate Bond ETF	6,000	$457,500
SPDR S&P Biotech ETF	7,100	425,645
iShares S&P MidCap 400 Index Fund	4,000	314,800
iShares Barclays Intermediate Credit Bond Fund	3,000	312,060
Rydex Russell Top 50 ETF†	3,300	284,955
Vanguard Mega Cap 300 Growth ETF	5,300	230,867
Vanguard Mega Cap 300 ETF	5,300	213,113
Vanguard Mega Cap 300 Value ETF	5,300	195,517
SPDR Barclays Capital Intermediate Term Credit Bond ETF	6,000	193,800
SPDR KBW Bank ETF	7,100	183,251
iShares Barclays 1-3 Year
Credit Bond Fund	1,000	104,590
PIMCO Enhanced Short Maturity Strategy Fund	1,000	100,244
iShares Barclays 3-7 Year Treasury Bond Fund	800	88,944
Vanguard Short-Term Corporate Bond ETF	1,000	76,250
Vanguard Long-Term Corporate Bond ETF	1,000	74,590
iShares Barclays 7-10 Year Treasury Bond Fund	800	71,600
PowerShares DB Gold Fund*	1,700	67,507
PowerShares DB Precious Metals Fund*	1,700	65,025
SPDR Barclays Capital Aggregate Bond ETF	1,000	55,150
iShares S&P GSCI Commodity Indexed Trust*	1,700	52,955
PowerShares DB Silver Fund*	1,700	52,768
iShares 10+ Year Credit Bond Fund	1,000	50,860
PowerShares DB Agriculture Fund*	1,700	41,208
PowerShares DB Commodity Index Tracking Fund Company, Inc.*	1,700	39,984

Schedule of Investments (Unaudited)
March 31, 2010	Clermont Fund

		Market
	Shares	Value
EXCHANGE TRADED FUNDS(a) - 90.0% (continued)
UNITED STATES OF AMERICA 77.6% (continued)
PowerShares DB Base Metals Fund*	1,700	$38,267
SPDR Barclays Capital Long Term Credit Bond ETF	1,000	35,672
SPDR Barclays Capital Short Term Corporate Bond ETF	1,000	30,060
iShares S&P 500 Growth Index Fund	100	5,992
iShares S&P 500 Value Index Fund	100	5,646

Total United States of America		54,629,251

INTERNATIONAL 6.1%
Vanguard Emerging Markets ETF	50,700	2,138,526
iShares MSCI Emerging Markets Index Fund	26,200	1,103,544
Vanguard FTSE All-World ex-US ETF	22,900	1,017,905

Total International		4,259,975

GLOBAL 3.1%
Vanguard Short-Term Bond ETF	23,400	1,872,234
Vanguard Intermediate-Term Bond ETF	2,000	160,560
Vanguard Total World Stock Index Fund ETF	3,500	155,820

Total Global		2,188,614

LATIN AMERICA REGION 1.8%
iShares S&P Latin America 40 Index Fund	26,200	1,264,674

Total Latin America Region		1,264,674

ASIAN PACIFIC REGION 0.7%
Vanguard Pacific ETF	4,700	256,526
SPDR S&P Emerging Asia Pacific ETF	3,300	248,259

Total Asian Pacific Region		504,785

CANADA 0.3%
iShares MSCI Canada Index Fund	6,500	181,285

Total Canada		181,285

HONG KONG 0.2%
iShares MSCI Hong Kong Index Fund	10,000	162,900

Total Hong Kong		162,900

		Market
	Shares	Value
EXCHANGE TRADED FUNDS(a) - 90.0% (continued)
CHINA 0.2%
iShares S&P Asia 50 Index Fund	3,300	$133,089

Total China		133,089

TOTAL EXCHANGE TRADED FUNDS
(Cost $59,604,664)		63,324,573

MUTUAL FUNDS(a) - 0.1%
First American Treasury Obligations Fund	46,445	46,445

TOTAL MUTUAL FUNDS
(Cost $46,445)		46,445

	Face
	Amount
U.S. TREASURY OBLIGATIONS(a) - 0.9%
United States Treasury Note/Bond
1.00% due 10/31/11	100,000	100,348
1.00% due 09/30/11	100,000	100,402
0.88% due 05/31/11	100,000	100,430
0.88% due 01/31/12	100,000	99,883
0.88% due 02/29/12	100,000	99,793
0.75% due 11/30/11	100,000	99,863

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $601,724)		600,719

CORPORATE BONDS(b) - 7.3%
Agilent Technologies, Inc.
6.50% due 11/01/17	577,000	623,396
Alcoa, Inc. 5.87% due 02/23/22	793,000	728,633
Alcoa, Inc.
6.00% due 01/15/12	690,000	728,244
Bunge Limited Finance Co.
8.50% due 06/15/19	274,000	318,529
Chevron Phillips Chemical LLC Co.
8.25% due 06/15/19	416,000	496,628
Enogex LLC
6.25% due 03/15/20	520,000	516,825
Freeport-McMoRan Copper & Gold Inc.
8.38% due 04/01/17	50,000	55,625
Mutual of Omaha Insurance Co.
6.80% due 06/15/36	725,000	628,661
Sunoco, Inc.
4.88% due 10/15/14	237,000	240,405
Timken Co.
6.00% due 09/15/14	300,000	319,041
Westar Energy, Inc.
6.00% due 07/01/14	468,000	516,378

TOTAL CORPORATE BONDS
(Cost $4,675,640)		5,172,365

Schedule of Investments (Unaudited)
March 31, 2010	Clermont Fund

	Face	Market
	Amount	Value
Total Investments 99.4%
(Cost $65,678,426)		$69,956,277

Other Assets in Excess of Liabilities – 0.6%		$417,752

Net Assets – 100.0%		$70,374,029

*	Non-Income Producing Security.

†	Affiliated Funds

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

Consolidated Schedule of Investments	Specialty Funds
March 31, 2010	Commodities Strategy Fund

		Market
	Shares	Value
EXCHANGE TRADED FUNDS(a) - 1.7%
Exchange Traded Funds - 1.7%
iShares S&P GSCI Commodity
Indexed Trust*	11,649	$362,866

TOTAL EXCHANGE TRADED FUNDS
(Cost $348,421)		362,866

	Face	Market
	Amount	Value
STRUCTURED NOTES(b)†† - 36.4%
Commonwealth Bank of Australia, S&P GSCI Total Return Linked Notes at 0.05% due 07/23/10	3,000,000	4,446,691
Goldman Sachs Group, S&P GSCI Total Return Linked Notes at 0.00% due 05/27/10	1,500,000	2,031,750
Swedish Export Credit Corp., S&P GSCI Total Return Linked Notes at 0.00% due 03/18/10	1,000,000	1,028,810

TOTAL STRUCTURED NOTES
(Cost $5,500,000)		7,507,251

FEDERAL AGENCY DISCOUNT NOTES(b) - 4.9%
Federal Home Loan Bank** 0.04% due 04/01/10	1,000,000	1,000,000

TOTAL FEDERAL AGENCY DISCOUNT NOTES
(Cost $1,000,000)		1,000,000

REPURCHASE AGREEMENTS(b)† - 56.8%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	3,562,833	3,562,833
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	2,032,483	2,032,483
UBS Financial Services, Inc. issued 03/31/10 at 0.01% due 04/01/10	2,032,483	2,032,483
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	2,032,483	2,032,483
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	2,032,483	2,032,483

TOTAL REPURCHASE AGREEMENTS
(Cost $11,692,765)		11,692,765

Total Investments - 99.8%
(Cost $18,541,186)		$20,562,882
Cash & Other Assets, Less Liabilities - 0.2%		36,414

Total Net Assets - 100.0%		$20,599,296

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED(a)
April 2010 Goldman Sachs IDX Futures Contracts (Aggregate Market Value of Contracts $1,722,500)	13	$3,569
May 2010 WTI Crude Futures Contracts (Aggregate Market Value of Contracts $249,630)	3	1,699

(Total Aggregate Market Value of Contracts $1,972,130)		$5,268

Consolidated Schedule of Investments	Specialty Fund
March 31, 2010	Commodities Strategy Fund

*	Non-income producing security.

†	Repurchase Agreements.

††	Structured Notes are leveraged, providing an exposure to the underlying benchmark greater than the face amount. The total exposure to the Benchmark is $18,507,251 as of March 31, 2010.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

Schedule of Investments	Sector Funds
March 31, 2010	Consumer Products Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5%
Consumer Staples - 99.5%
Procter & Gamble Company	22,131	$1,400,228
Coca-Cola Company	21,418	1,177,990
PepsiCo, Inc.	16,162	1,069,278
Philip Morris International, Inc.	19,535	1,018,946
Kraft Foods, Inc. — Class A	23,016	696,004
Altria Group, Inc.	33,086	678,927
Colgate-Palmolive Company	7,891	672,787
Kimberly-Clark Corporation	8,479	533,159
General Mills, Inc.	6,921	489,938
Kellogg Company	8,823	471,413
Archer-Daniels-Midland Company	15,415	445,493
Sysco Corporation	14,823	437,278
Reynolds American, Inc.	7,605	410,518
Avon Products, Inc.	11,725	397,126
Coca-Cola Enterprises, Inc.	13,955	385,995
Kroger Company	17,748	384,422
HJ Heinz Company	8,389	382,622
Estee Lauder Companies, Inc. — Class A	5,747	372,808
Campbell Soup Company	10,160	359,156
Lorillard, Inc.	4,646	349,565
Mead Johnson Nutrition Company — Class A	6,553	340,953
ConAgra Foods, Inc.	13,467	337,618
Safeway, Inc.	13,099	325,641
Sara Lee Corporation	23,111	321,936
Hershey Company	7,368	315,424
Brown-Forman Corporation — Class B	5,227	310,745
Bunge, Ltd.	4,974	306,548
Clorox Company	4,777	306,397
Dr Pepper Snapple Group, Inc.	8,487	298,488
Tyson Foods, Inc. — Class A	15,215	291,367
Molson Coors Brewing Company — Class B	6,799	285,966
JM Smucker Company	4,607	277,618
Whole Foods Market, Inc.*	7,164	258,979
Hormel Foods Corporation	5,888	247,355
Fomento Economico Mexicano SAB de CV ADR	5,140	244,304
McCormick & Company, Inc.	6,029	231,272
Cia de Bebidas das Americas ADR	2,460	225,484

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5% (continued)
Consumer Staples - 99.5% (continued)
Church & Dwight Company, Inc.	3,363	$225,153
Unilever N.V.	7,197	217,061
Green Mountain Coffee Roasters, Inc.*	2,222	215,134
Energizer Holdings, Inc.*	3,377	211,940
Hansen Natural Corporation*	4,734	205,361
Ralcorp Holdings, Inc.*	2,979	201,917
Smithfield Foods, Inc.*	9,692	201,012
Diageo PLC ADR	2,970	200,326
Constellation Brands, Inc. — Class A*	12,132	199,450
Unilever PLC ADR	6,630	194,126
SUPERVALU, Inc.	11,557	192,771
NBTY, Inc.*	3,790	181,844
Herbalife, Ltd.	3,823	176,317
Del Monte Foods Company	12,044	175,842
Dean Foods Company*	11,197	175,681
Corn Products International, Inc.	4,898	169,765
Alberto-Culver Company — Class B	6,260	163,699
Cosan, Ltd. — Class A*	16,986	160,178
Central European Distribution Corporation*	4,543	159,050
Flowers Foods, Inc.	6,235	154,254
Nu Skin Enterprises, Inc. — Class A	4,829	140,524
Lancaster Colony Corporation	2,310	136,198
Casey’s General Stores, Inc.	4,257	133,670
TreeHouse Foods, Inc.*	2,898	127,135
Ruddick Corporation	3,940	124,662
Universal Corporation	2,250	118,552
United Natural Foods, Inc.*	4,120	115,896
Fresh Del Monte Produce, Inc.*	5,700	115,425

Total Consumer Staples		21,852,691

TOTAL COMMON STOCKS
(Cost $16,203,494)		21,852,691

WARRANTS(b) - 0.0%
Consumer Discretionary - 0.0%
Krispy Kreme Doughnuts, Inc.
$12.21, 3/2/2012*	17	—

TOTAL WARRANTS
(Cost $—)		—

Total Investments - 99.5%
(Cost $16,203,494)		$21,852,691
Cash & Other Assets, Less Liabilities - 0.5%		105,880

Total Net Assets - 100.0%		$21,958,571

*	Non-income producing security

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

ADR	American Depositary Receipt

PLC	Public Limited Company

Schedule of Investments	Dynamic Funds
March 31, 2010	Dow 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 71.2%
Industrials - 15.4%
3M Company	8,020	$670,231
United Technologies Corporation	8,022	590,500
Boeing Company	8,020	582,332
Caterpillar, Inc.	8,020	504,057
General Electric Company	8,020	145,964

Total Industrials		2,493,084

Information Technology - 12.8%
International Business Machines Corporation	8,020	1,028,565
Hewlett-Packard Company	8,020	426,263
Microsoft Corporation	8,020	234,745
Cisco Systems, Inc.*	8,020	208,761
Intel Corporation	8,019	178,503

Total Information Technology		2,076,837

Consumer Staples - 10.1%
Procter & Gamble Company	8,018	507,299
Wal-Mart Stores, Inc.	8,020	445,912
Coca-Cola Company	8,020	441,100
Kraft Foods, Inc. — Class A	8,020	242,525

Total Consumer Staples		1,636,836

Financials - 7.8%
Travelers Companies, Inc.	8,020	432,599
JPMorgan Chase & Company	8,019	358,850
American Express Company	8,020	330,905
Bank of America Corporation	8,020	143,157

Total Financials		1,265,511

Energy - 7.1%
Chevron Corporation	8,020	608,156
Exxon Mobil Corporation	8,020	537,180

Total Energy		1,145,336

Consumer Discretionary - 6.7%
McDonald’s Corporation	8,020	535,094
Walt Disney Company	8,020	279,978
Home Depot, Inc.	8,020	259,447

Total Consumer Discretionary		1,074,519

Health Care - 5.9%
Johnson & Johnson	8,019	522,839
Merck & Company, Inc.	8,020	299,547
Pfizer, Inc.	8,020	137,543

Total Health Care		959,929

Telecommunication Services - 2.8%
Verizon Communications, Inc.	8,016	248,656
AT&T, Inc.	8,020	207,237

Total Telecommunication Services		455,893

Materials - 2.6%
E.I. Du Pont de Nemours & Company	8,020	298,665
Alcoa, Inc.	8,020	114,205

Total Materials		412,870

TOTAL COMMON STOCKS
(Cost $9,164,183)		11,520,815

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b)† - 17.3%
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	$2,258,587	$2,258,587
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	162,373	162,373
UBS Financial Services, Inc. issued 03/31/10 at 0.01% due 04/01/10	92,629	92,629
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	92,629	92,629
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	92,629	92,629
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	92,629	92,629

TOTAL REPURCHASE AGREEMENTS
(Cost $2,791,476)		2,791,476

Total Investments - 88.5%
(Cost $11,955,659)		$14,312,291
Cash & Other Assets, Less Liabilities - 11.5%		1,857,177

Total Net Assets - 100.0%		$16,169,468

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED(a)
June 2010 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Market Value of Contracts $5,886,545)	109	$92,657

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital, LLC April 2010 Dow Jones Industrial Average Index Swap, Terminating 04/01/10††† (Notional Market Value $11,372,543)	1,048	$494,630
Goldman Sachs International April 2010 Dow Jones Industrial Average Index Swap, Terminating 04/27/10††† (Notional Market Value $3,555,980)	328	3,077

(Total Notional Market Value $14,928,523)		$497,707

Schedule of Investments	Dynamic Funds
March 31, 2010	Dow 2x Strategy Fund

*	Non-income producing security

†	Repurchase Agreements.

††	All or a portion of this security is pledged as equity index swap collateral at March 31, 2010.

†††	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

Schedule of Investments	Sector Funds
March 31, 2010	Electronics Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5%
Information Technology - 99.5%
Intel Corporation	95,509	$2,126,030
Texas Instruments, Inc.	43,328	1,060,236
Applied Materials, Inc.	63,231	852,354
Broadcom Corporation — Class A	22,844	757,964
Marvell Technology Group, Ltd.*	34,217	697,342
NVIDIA Corporation*	34,724	603,503
Micron Technology, Inc.*	56,619	588,271
Analog Devices, Inc.	19,119	551,010
Cree, Inc.*	7,527	528,546
Altera Corporation	21,007	510,680
Xilinx, Inc.	19,589	499,520
Linear Technology Corporation	16,917	478,413
Maxim Integrated Products, Inc.	24,477	474,609
Advanced Micro Devices, Inc.*	51,109	473,780
KLA-Tencor Corporation	15,233	471,004
Lam Research Corporation*	12,099	451,535
Taiwan Semiconductor
Manufacturing Company, Ltd. ADR	42,001	440,591
Microchip Technology, Inc.	15,570	438,451
MEMC Electronic Materials, Inc.*	23,998	367,889
ON Semiconductor Corporation*	45,470	363,760
LSI Corporation*	58,793	359,813
National Semiconductor Corporation	24,314	351,337
Atheros Communications, Inc.*	8,470	327,874
Varian Semiconductor Equipment
Associates, Inc.*	9,809	324,874
Skyworks Solutions, Inc.*	20,307	316,789
Novellus Systems, Inc.*	12,497	312,425
Rambus, Inc.*	14,000	305,900
ASML Holding N.V.	8,412	297,785
Atmel Corporation*	57,910	291,287
Silicon Laboratories, Inc.*	5,997	285,877
Teradyne, Inc.*	24,706	275,966
PMC - Sierra, Inc.*	30,883	275,476
Veeco Instruments, Inc.*	6,280	273,180
Cypress Semiconductor Corporation*	22,957	264,006
Intersil Corporation - Class A	17,294	255,259
Netlogic Microsystems, Inc.*	8,470	249,272
Amkor Technology, Inc.*	31,803	224,847
Fairchild Semiconductor International, Inc. — Class A*	21,051	224,193

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5% (continued)
Information Technology - 99.5% (continued)
RF Micro Devices, Inc.*	44,030	$219,269
Microsemi Corporation*	12,512	216,958
Cymer, Inc.*	5,488	204,702
TriQuint Semiconductor, Inc.*	28,276	197,932
Tessera Technologies, Inc.*	9,741	197,548
Cavium Networks, Inc.*	7,920	196,891
Omnivision Technologies, Inc.*	11,240	193,103
Integrated Device Technology, Inc.*	31,289	191,802
Formfactor, Inc.*	10,226	181,614
Advanced Energy Industries, Inc.*	10,470	173,383
Monolithic Power Systems, Inc.*	7,650	170,595
International Rectifier Corporation*	7,220	165,338
Entegris, Inc.*	31,930	160,927
FEI Company*	6,810	156,017
Volterra Semiconductor Corporation*	6,060	152,106
Applied Micro Circuits Corporation*	16,969	146,443
Kulicke & Soffa Industries, Inc.*	20,100	145,725
Power Integrations, Inc.	3,510	144,612
Zoran Corporation*	13,340	143,538
Semtech Corporation*	8,153	142,107
Micrel, Inc.	12,310	131,225
MKS Instruments, Inc.*	6,350	124,397
Cabot Microelectronics Corporation*	3,280	124,082
Cirrus Logic, Inc.*	14,640	122,830
Diodes, Inc.*	5,260	117,824
Sigma Designs, Inc.*	9,850	115,541

Total Information Technology		22,188,157

TOTAL COMMON STOCKS
(Cost $15,397,113)		22,188,157

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.6%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	131,166	131,166

TOTAL REPURCHASE AGREEMENT
(Cost $131,166)		131,166

Total Investments - 100.1%
(Cost $15,528,279)		$22,319,323
Liabilities, Less Cash & Other Assets - (0.1)%		(17,380)

Total Net Assets - 100.0%		$22,301,943

*	Non-income producing security

†	Repurchase Agreements.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

ADR	American Depositary Receipt

Schedule of Investments	Sector Funds
March 31, 2010	Energy Services Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5%
Energy - 99.5%
Schlumberger, Ltd.	59,897	$3,801,064
Transocean, Ltd.*	27,966	2,415,703
Halliburton Company	74,802	2,253,784
National Oilwell Varco, Inc.	43,728	1,774,482
Baker Hughes, Inc.	35,564	1,665,818
Diamond Offshore Drilling, Inc.	18,517	1,644,495
Weatherford International, Ltd.*	93,987	1,490,634
Noble Corporation	35,215	1,472,691
Cameron International Corporation*	34,008	1,457,583
Smith International, Inc.	33,238	1,423,251
FMC Technologies, Inc.*	19,734	1,275,408
BJ Services Company	51,258	1,096,921
Nabors Industries, Ltd.*	54,818	1,076,077
Ensco International PLC ADR	24,025	1,075,840
Pride International, Inc.*	35,115	1,057,313
Helmerich & Payne, Inc.	23,882	909,427
Rowan Companies, Inc.*	29,363	854,757
Oceaneering International, Inc.*	13,145	834,576
Core Laboratories N.V.	5,830	762,564
Patterson-UTI Energy, Inc.	49,267	688,260
Dril-Quip, Inc.*	11,268	685,545
Atwood Oceanics, Inc.*	19,638	680,064
Tidewater, Inc.	14,369	679,223
Oil States International, Inc.*	14,779	670,080
Dresser-Rand Group, Inc.*	20,647	648,729
Unit Corporation*	15,076	637,413
Tenaris S.A. ADR	14,755	633,580
Superior Energy Services, Inc.*	27,816	584,692

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5% (continued)
Energy - 99.5% (continued)
CARBO Ceramics, Inc.	8,638	$538,493
Exterran Holdings, Inc.*	22,088	533,867
Helix Energy Solutions Group, Inc.*	38,963	507,688
SEACOR Holdings, Inc.*	5,965	481,137
Complete Production Services, Inc.*	36,870	425,848
Key Energy Services, Inc.*	40,289	384,760
Lufkin Industries, Inc.	4,610	364,881
Bristow Group, Inc.*	9,511	358,850
Hornbeck Offshore Services, Inc.*	15,930	295,820
Tetra Technologies, Inc.*	23,060	281,793
Global Industries, Ltd.*	43,578	279,771
ION Geophysical Corporation*	53,610	263,761
Superior Well Services, Inc.*	19,530	261,311
Cal Dive International, Inc.*	28,478	208,744
Gulfmark Offshore, Inc. — Class A*	7,810	207,356

Total Energy		39,644,054

TOTAL COMMON STOCKS
(Cost $22,923,093)		39,644,054

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.6%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	236,753	236,753

TOTAL REPURCHASE AGREEMENT
(Cost $236,753)		236,753

Total Investments - 100.1%
(Cost $23,159,846)		$39,880,807
Liabilities, Less Cash & Other Assets - (0.1)%		(46,776)

Total Net Assets - 100.0%		$39,834,031

*	Non-income producing security

†	Repurchase Agreements.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

ADR	American Depositary Receipt

PLC	Public Limited Company

Schedule of Investments	Sector Funds
March 31, 2010	Energy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5%
Energy - 99.5%
Exxon Mobil Corporation	34,606	$2,317,910
Chevron Corporation	21,380	1,621,245
Schlumberger, Ltd.	17,664	1,120,957
ConocoPhillips	21,802	1,115,608
Occidental Petroleum Corporation	12,982	1,097,498
Petroleo Brasileiro S.A. ADR	19,039	847,045
Anadarko Petroleum Corporation	11,004	801,421
Apache Corporation	7,629	774,344
Devon Energy Corporation	11,329	729,927
Transocean, Ltd.*	8,250	712,635
XTO Energy, Inc.	14,495	683,874
Halliburton Company	22,060	664,668
EOG Resources, Inc.	6,999	650,487
Marathon Oil Corporation	19,334	611,728
Hess Corporation	9,551	597,415
Chesapeake Energy Corporation	22,519	532,349
National Oilwell Varco, Inc.	12,899	523,441
Southwestern Energy Company*	12,663	515,637
Spectra Energy Corporation	22,157	499,197
BP PLC ADR	8,694	496,167
Baker Hughes, Inc.	10,492	491,445
Diamond Offshore Drilling, Inc.	5,463	485,169
Williams Companies, Inc.	20,964	484,268
Suncor Energy, Inc.	14,668	477,297
Noble Energy, Inc.	6,332	462,236
Peabody Energy Corporation	9,863	450,739
Weatherford International, Ltd.*	27,723	439,687
Noble Corporation	10,382	434,175
Cameron International Corporation*	10,033	430,014
Murphy Oil Corporation	7,625	428,449
Valero Energy Corporation	21,694	427,372
Smith International, Inc.	9,804	419,807
Ensco International PLC ADR	8,942	400,423
FMC Technologies, Inc.*	5,819	376,082
Consol Energy, Inc.	8,705	371,355
Ultra Petroleum Corporation*	7,806	363,994
Continental Resources, Inc.*	8,532	363,037
Canadian Natural Resources, Ltd.	4,898	362,648
El Paso Corporation	33,218	360,083
Newfield Exploration Company*	6,914	359,874
Range Resources Corporation	7,598	356,118
Denbury Resources, Inc.*	21,078	355,586
EnCana Corporation	11,336	351,756
Pioneer Natural Resources Company	6,090	342,989
Total S.A. ADR	5,884	341,390
PetroChina Company, Ltd. ADR	2,880	337,594
Petrohawk Energy Corporation*	16,270	329,956
Alpha Natural Resources, Inc.*	6,525	325,532
BJ Services Company	15,120	323,568
InterOil Corporation*	4,950	320,760
Nabors Industries, Ltd.*	16,161	317,240

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5% (continued)
Energy - 99.5% (continued)
CNOOC, Ltd. ADR	1,910	$315,303
Pride International, Inc.*	10,353	311,729
Tenaris S.A. ADR	7,199	309,125
Cameco Corporation — Class A	11,182	306,499
Cimarex Energy Company	5,071	301,116
Nexen, Inc.	12,114	299,337
Royal Dutch Shell PLC ADR	5,116	296,012
Concho Resources, Inc.*	5,813	292,743
Talisman Energy, Inc.	16,781	286,284
Plains Exploration & Production Company*	9,238	277,048
Massey Energy Company	5,288	276,510
EXCO Resources, Inc.	14,664	269,524
Helmerich & Payne, Inc.	7,040	268,083
Whiting Petroleum Corporation*	3,314	267,904
Cabot Oil & Gas Corporation	6,899	253,883
Rowan Companies, Inc.*	8,659	252,063
Arch Coal, Inc.	10,897	248,996
Oceaneering International, Inc.*	3,916	248,627
Sunoco, Inc.	8,086	240,235
Core Laboratories N.V.	1,790	234,132
Southern Union Company	8,980	227,823
Forest Oil Corporation*	8,647	223,266
Dresser-Rand Group, Inc.*	6,528	205,110
Patterson-UTI Energy, Inc.	14,537	203,082
Dril-Quip, Inc.*	3,323	202,171
Atwood Oceanics, Inc.*	5,791	200,542
Tidewater, Inc.	4,236	200,236
Oil States International, Inc.*	4,409	199,904
Atlas Energy, Inc.	6,400	199,168
Quicksilver Resources, Inc.*	14,121	198,682
Frontline, Ltd.	6,390	195,726
St. Mary Land & Exploration Company	5,567	193,787
Unit Corporation*	4,450	188,146
Tesoro Corporation	12,913	179,491
SandRidge Energy, Inc.*	22,836	175,837
Superior Energy Services, Inc.*	8,196	172,280
Comstock Resources, Inc.*	4,900	155,820

Total Energy		37,880,420

TOTAL COMMON STOCKS
(Cost $22,936,257)		37,880,420

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.4%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	137,223	137,223

TOTAL REPURCHASE AGREEMENT
(Cost $137,223)		137,223

Total Investments - 99.9%
(Cost $23,073,480)		$38,017,643
Cash & Other Assets, Less Liabilities - 0.1%		55,809

Total Net Assets - 100.0%		$38,073,452

Schedule of Investments	Sector Funds
March 31, 2010	Energy Fund

*	Non-income producing security

†	Repurchase Agreements.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

ADR	American Depositary Receipt

PLC	Public Limited Company

Schedule of Investments	International Equity Funds
March 31, 2010	Europe 1.25x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 63.1%
Financials - 14.1%
HSBC Holdings PLC ADR	7,372	$373,687
Banco Santander S.A. ADR	21,157	280,753
Credit Suisse Group AG ADR	4,769	245,031
Banco Bilbao Vizcaya Argentaria S.A. ADR	15,720	215,207
Deutsche Bank AG	2,763	212,392
UBS AG	11,252	183,183
Barclays plc ADR	8,179	177,893
AXA S.A. ADR	7,240	159,570
ING Groep N.V. ADR*	7,192	71,632
Willis Group Holdings PLC	1,805	56,479
Lloyds Banking Group PLC ADR	8,598	33,102
Allied Irish Banks PLC ADR	3,870	12,461

Total Financials		2,021,390

Health Care - 13.2%
Novartis AG ADR	10,115	547,221
GlaxoSmithKline PLC ADR	11,351	437,241
Sanofi-Aventis S.A. ADR	10,154	379,353
AstraZeneca PLC ADR	5,506	246,228
Novo Nordisk A ADR	1,825	140,744
Teva Pharmaceutical Industries, Ltd. ADR	1,337	84,338
Alcon, Inc.*	369	59,616

Total Health Care		1,894,741

Energy - 10.2%
BP PLC ADR	9,057	516,883
Total S.A. ADR	6,832	396,392
Royal Dutch Shell PLC ADR	5,516	319,156
ENI SpA ADR	4,090	191,944
Cie Generale de Geophysique- Veritas ADR*	1,276	36,136

Total Energy		1,460,511

Telecommunication Services - 9.8%
Telefonica S.A. ADR	5,756	409,252
Vodafone Group PLC ADR	17,107	398,422
France Telecom S.A. ADR	11,700	281,385
Deutsche Telekom AG ADR	13,446	181,521
BT Group PLC ADR	6,772	126,704

Total Telecommunication Services		1,397,284

Consumer Staples - 4.2%
Unilever N.V.	8,808	265,649
Diageo PLC ADR	3,450	232,703
British American Tobacco PLC ADR	1,576	108,586

Total Consumer Staples		606,938

Materials - 3.8%
BHP Billiton, Ltd. ADR	2,773	222,727
Rio Tinto PLC ADR	698	165,238
ArcelorMittal	2,165	95,065
Syngenta AG ADR	1,010	56,065

Total Materials		539,095

Information Technology - 3.0%
Nokia Oyj ADR	11,341	176,239
SAP AG ADR	3,450	166,186
Telefonaktiebolaget LM Ericsson ADR	8,439	88,019

Total Information Technology		430,444

		Market
	Shares	Value
COMMON STOCKS(a) - 63.1% (continued)
Industrials - 2.9%
Siemens AG ADR	2,514	$251,325
Koninklijke Philips Electronics N.V.	3,262	104,449
Ryanair Holdings PLC ADR*	2,005	54,476

Total Industrials		410,250

Consumer Discretionary - 1.6%
Daimler AG	3,272	153,817
Carnival PLC ADR	1,765	72,259

Total Consumer Discretionary		226,076

Utilities - 0.3%
Veolia Environnement ADR	1,187	41,035

TOTAL COMMON STOCKS
(Cost $6,741,437)		9,027,764

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b)† - 28.7%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	1,249,722	1,249,722
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	712,927	712,927
UBS Financial Services, Inc. issued 03/31/10 at 0.01% due 04/01/10	712,927	712,927
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	712,927	712,927
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	712,927	712,927

TOTAL REPURCHASE AGREEMENTS
(Cost $4,101,430)		4,101,430

Total Investments - 91.8%
(Cost $10,842,867)		$13,129,194
Cash & Other Assets, Less Liabilities - 8.2%		1,170,097

Total Net Assets - 100.0%		$14,299,291

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED(a)
June 2010 STOXX 50 Index Futures Contracts(b) (Aggregate Market Value of Contracts $5,029,837)	144	$101,958
June 2010 EURO STOXX 50 Index Futures Contracts(b) (Aggregate Market Value of Contracts $8,198,231)	212	80,904

(Total Aggregate Market Value of Contracts $13,228,068)		$182,862

Schedule of Investments	International Equity Funds
March 31, 2010	Europe 1.25x Strategy Fund

		Unrealized
	Contracts	Loss
CURRENCY FUTURES CONTRACTS PURCHASED(a)

June 2010 EURO Currency Futures Contracts (Aggregate Market Value of Contracts $9,117,225)	54	$(51,911)

*	Non-income producing security

†	Repurchase Agreements.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

ADR	American Depositary Receipt

PLC	Public Limited Company

Schedule of Investments	Sector Funds
March 31, 2010	Financial Services Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5%
Financials - 99.5%
Berkshire Hathaway, Inc. — Class B*	8,840	$718,427
Bank of America Corporation	38,989	695,954
JPMorgan Chase & Company	15,381	688,300
Wells Fargo & Company	20,923	651,124
Goldman Sachs Group, Inc.	2,916	497,557
American Express Company	8,713	359,498
US Bancorp	13,783	356,704
Morgan Stanley	11,087	324,738
BlackRock, Inc. — Class A	1,486	323,591
MetLife, Inc.	7,097	307,584
Bank of New York Mellon Corporation	9,952	307,318
PNC Financial Services Group, Inc.	4,736	282,739
Prudential Financial, Inc.	4,516	273,218
Travelers Companies, Inc.	5,026	271,102
Franklin Resources, Inc.	2,365	262,279
Simon Property Group, Inc.	3,057	256,482
Aflac, Inc.	4,623	250,983
American International Group, Inc.*	7,330	250,246
Charles Schwab Corporation	12,825	239,699
BB&T Corporation	7,370	238,714
State Street Corporation	5,218	235,541
CME Group, Inc. — Class A	721	227,915
Capital One Financial Corporation	5,357	221,833
Allstate Corporation	6,734	217,576
ACE, Ltd.	4,090	213,907
Chubb Corporation	4,107	212,948
Public Storage	2,254	207,345
Loews Corporation	5,443	202,915
T. Rowe Price Group, Inc.	3,551	195,056
Vornado Realty Trust	2,541	192,354
Northern Trust Corporation	3,451	190,702
Itau Unibanco Holding S.A. ADR	8,543	187,861
Progressive Corporation	9,742	185,975
SunTrust Banks, Inc.	6,901	184,878
Marsh & McLennan Companies, Inc.	7,425	181,319
Banco Bradesco S.A. ADR	9,496	175,011
TD Ameritrade Holding Corporation*	9,118	173,789
Ameriprise Financial, Inc.	3,799	172,323
AON Corporation	4,021	171,737
Fifth Third Bancorp	12,402	168,543
Hartford Financial Services Group, Inc.	5,910	167,962
Boston Properties, Inc.	2,215	167,100
Equity Residential	4,224	165,370
ICICI Bank, Ltd. ADR	3,800	162,260
Genworth Financial, Inc. — Class A*	8,831	161,961
Host Hotels & Resorts, Inc.	10,911	159,846
Regions Financial Corporation	20,351	159,755
Invesco, Ltd.	7,144	156,525
IntercontinentalExchange, Inc.*	1,386	155,481
M&T Bank Corporation	1,951	154,870

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5% (continued)
Financials - 99.5% (continued)
HSBC Holdings PLC ADR	3,055	$154,858
Lincoln National Corporation	5,036	154,605
HCP, Inc.	4,678	154,374
Principal Financial Group, Inc.	5,258	153,586
Deutsche Bank AG	1,965	151,050
Annaly Capital Management, Inc.	8,759	150,480
CIT Group, Inc.*	3,830	149,217
China Life Insurance Company, Ltd. ADR	2,070	149,123
Toronto-Dominion Bank	1,982	147,818
HDFC Bank, Ltd. ADR	1,040	144,966
Unum Group	5,827	144,335
UBS AG	8,863	144,290
Ventas, Inc.	3,011	142,962
Royal Bank of Canada	2,444	142,607
NYSE Euronext	4,767	141,151
Banco Santander Brasil S.A. ADR	11,300	140,459
Brookfield Properties Corporation	9,123	140,129
Discover Financial Services	9,398	140,030
Credit Suisse Group AG ADR	2,691	138,264
Hudson City Bancorp, Inc.	9,742	137,947
KeyCorp	17,743	137,508
AvalonBay Communities, Inc.	1,580	136,433
PartnerRe, Ltd.	1,711	136,401
Comerica, Inc.	3,550	135,042
New York Community Bancorp, Inc.	8,158	134,933
Moody’s Corporation	4,468	132,923
Plum Creek Timber Company, Inc.	3,374	131,282
Banco Santander S.A. ADR	9,813	130,219
SLM Corporation*	10,160	127,203
XL Capital, Ltd. — Class A	6,695	126,536
Kimco Realty Corporation	8,076	126,309
People’s United Financial, Inc.	7,954	124,401
Leucadia National Corporation*	4,970	123,306
Health Care REIT, Inc.	2,716	122,845
Willis Group Holdings PLC	3,836	120,028
ProLogis	9,026	119,143
Everest Re Group, Ltd.	1,430	115,730
CB Richard Ellis Group, Inc. — Class A*	7,250	114,913
SL Green Realty Corporation	1,970	112,822
Cincinnati Financial Corporation	3,899	112,681
Legg Mason, Inc.	3,870	110,953
Federal Realty Investment Trust	1,515	110,307
Lazard, Ltd. — Class A	3,087	110,206
Torchmark Corporation	2,030	108,625
NASDAQ OMX Group, Inc.*	5,120	108,134
Assured Guaranty, Ltd.	4,890	107,433
Assurant, Inc.	3,116	107,128
Nationwide Health Properties, Inc.	3,047	107,102
Arch Capital Group, Ltd.*	1,401	106,826
Digital Realty Trust, Inc.	1,970	106,774
Axis Capital Holdings, Ltd.	3,415	106,753
Eaton Vance Corporation	3,141	105,349
Marshall & Ilsley Corporation	13,080	105,294
SEI Investments Company	4,789	105,214
W.R. Berkley Corporation	3,989	104,073

Schedule of Investments	Sector Funds
March 31, 2010	Financial Services Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5% (continued)
Financials - 99.5% (continued)
Reinsurance Group of America, Inc. — Class A	1,970	$103,464
Validus Holdings, Ltd.	3,700	101,861
Liberty Property Trust	2,994	101,616
AMB Property Corporation	3,729	101,578
Transatlantic Holdings, Inc.	1,890	99,792
Huntington Bancshares, Inc.	18,540	99,560
RenaissanceRe Holdings, Ltd.	1,716	97,400
Jefferies Group, Inc.	4,044	95,721

Total Financials		20,940,987

TOTAL COMMON STOCKS
(Cost $16,506,029)		20,940,987

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.3%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	$57,531	$57,531

TOTAL REPURCHASE AGREEMENT
(Cost $57,531)		57,531

Total Investments - 99.8%
(Cost $16,563,560)		$20,998,518
Cash & Other Assets, Less Liabilities - 0.2%		36,025

Total Net Assets - 100.0%		$21,034,543

*	Non-income producing security

†	Repurchase Agreements.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Schedule of Investments	Fixed Income Funds
March 31, 2010	Government Long Bond Strategy Fund

	Face	Market
	Amount	Value
U.S. TREASURY OBLIGATIONS(a) - 39.2%
U.S. Treasury Bond 4.63% due 02/15/40	$43,029,000	$42,423,905

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $48,724,580)		42,423,905

WORLD BANK DISCOUNT NOTE(b) - 5.5%
International Bank of Reconstruction and Development Discount Note	6,000,000	6,000,000

TOTAL WORLD BANK DISCOUNT NOTE
(Cost $6,000,000)		6,000,000

FEDERAL AGENCY DISCOUNT NOTES(b) - 19.4%
Farmer Mac**
0.01% due 04/1/10	3,000,000	3,000,000
0.04% due 04/1/10	3,000,000	3,000,000
Federal Home Loan Mortgage Corporation*
0.11% due 04/1/10	3,000,000	3,000,000
0.06% due 04/12/10	2,000,000	1,999,960
0.12% due 05/12/10	1,000,000	999,864
Federal Home Loan Bank**
0.06% due 04/1/10	3,000,000	3,000,000
0.04% due 04/8/10	1,970,000	1,969,985
0.03% due 04/12/10	1,000,000	999,991
Federal National Mortgage Association*
0.13% due 06/14/10	3,000,000	2,999,381

TOTAL FEDERAL AGENCY DISCOUNT NOTES
(Cost $20,968,998)		20,969,181

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b)† - 33.6%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	11,077,454	$11,077,454
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	6,319,336	6,319,336
UBS Financial Services, Inc. issued 03/31/10 at 0.01% due 04/01/10	6,319,336	6,319,336
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	6,319,336	6,319,336
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	6,319,336	6,319,336

TOTAL REPURCHASE AGREEMENTS
(Cost $36,354,798)		36,354,798

Total Investments - 97.7%
(Cost $106,048,376)		$105,747,884
Cash & Other Assets, Less Liabilities - 2.3%		2,474,463

Total Net Assets - 100.0%		$108,222,347

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED(a)
June 2010 U.S. Treasury Bond Futures Contracts (Aggregate Market Value of Contracts $135,517,875)	1,167	$789,099

†	Repurchase Agreements.

*	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

**	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

Schedule of Investments	Sector Funds
March 31, 2010	Health Care Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5%
Health Care - 99.5%
Johnson & Johnson	21,643	$1,411,124
Pfizer, Inc.	72,206	1,238,333
Merck & Company, Inc.	29,539	1,103,282
Abbott Laboratories	18,014	948,978
Amgen, Inc.*	13,843	827,258
Teva Pharmaceutical Industries, Ltd. ADR	12,932	815,751
Medtronic, Inc.	16,292	733,629
Bristol-Myers Squibb Company	27,072	722,822
Alcon, Inc.*	4,443	717,811
Eli Lilly & Company	18,692	677,024
Gilead Sciences, Inc.*	14,615	664,690
UnitedHealth Group, Inc.	19,544	638,502
Baxter International, Inc.	10,612	617,618
Medco Health Solutions, Inc.*	8,810	568,774
WellPoint, Inc.*	8,765	564,291
Express Scripts, Inc. — Class A*	5,428	552,353
Celgene Corporation*	8,658	536,450
Covidien PLC	10,490	527,437
Stryker Corporation	8,731	499,588
Thermo Fisher Scientific, Inc.*	9,659	496,859
Allergan, Inc.	7,263	474,419
McKesson Corporation	6,805	447,225
Becton Dickinson and Company	5,592	440,258
Aetna, Inc.	11,906	418,020
Biogen Idec, Inc.*	7,101	407,313
Zimmer Holdings, Inc.*	6,517	385,806
Cardinal Health, Inc.	10,567	380,729
Intuitive Surgical, Inc.*	1,093	380,506
St. Jude Medical, Inc.*	9,263	380,246
Boston Scientific Corporation*	51,791	373,931
Genzyme Corporation*	7,197	373,021
CIGNA Corporation	9,114	333,390
Quest Diagnostics, Inc.	5,683	331,262
Forest Laboratories, Inc.*	10,326	323,823
Life Technologies Corporation*	5,949	310,954
Hospira, Inc.*	5,481	310,499
Vertex Pharmaceuticals, Inc.*	7,454	304,645
Novartis AG ADR	5,610	303,501
AmerisourceBergen Corporation — Class A	10,430	301,636
CR Bard, Inc.	3,453	299,099
Laboratory Corporation of America Holdings*	3,770	285,427
Mylan, Inc.*	12,281	278,902
Humana, Inc.*	5,954	278,469
Warner Chilcott PLC — Class A*	10,703	273,462
Varian Medical Systems, Inc.*	4,922	272,334
Cerner Corporation*	3,110	264,537
CareFusion Corporation*	9,960	263,243
Perrigo Company	4,480	263,066
DaVita, Inc.*	4,134	262,096
Waters Corporation*	3,857	260,502
AstraZeneca PLC ADR	5,672	253,652
Millipore Corporation*	2,384	251,750
Human Genome Sciences, Inc.*	8,284	250,177
GlaxoSmithKline PLC ADR	6,365	245,180

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5% (continued)
Health Care - 99.5% (continued)
Edwards Lifesciences Corporation*	2,454	$242,652
DENTSPLY International, Inc.	6,956	242,417
QIAGEN N.V.*	10,510	241,625
Henry Schein, Inc.*	4,060	239,134
Watson Pharmaceuticals, Inc.*	5,700	238,089
Dendreon Corporation*	6,498	236,982
Alexion Pharmaceuticals, Inc.*	4,223	229,605
Cephalon, Inc.*	3,348	226,927
Illumina, Inc.*	5,754	223,831
ResMed, Inc.*	3,514	223,666
Sanofi-Aventis S.A. ADR	5,949	222,255
Hologic, Inc.*	11,875	220,162
Shire PLC ADR	3,188	210,280
Covance, Inc.*	3,360	206,270
Mindray Medical International, Ltd. ADR	5,640	205,409
Patterson Companies, Inc.	6,610	205,240
Beckman Coulter, Inc.	3,264	204,979
Mettler-Toledo International, Inc.*	1,810	197,652
Coventry Health Care, Inc.*	7,800	192,816
OSI Pharmaceuticals, Inc.*	3,230	192,346
Valeant Pharmaceuticals International*	4,460	191,379
Omnicare, Inc.	6,704	189,656
Inverness Medical Innovations, Inc.*	4,770	186,173
IDEXX Laboratories, Inc.*	3,230	185,886
Kinetic Concepts, Inc.*	3,880	185,503
Universal Health Services, Inc. — Class B	5,250	184,222
Community Health Systems, Inc.*	4,980	183,911
Pharmaceutical Product Development, Inc.	7,640	181,450
United Therapeutics Corporation*	3,250	179,822
Lincare Holdings, Inc.*	4,000	179,520
Amylin Pharmaceuticals, Inc.*	7,950	178,795
King Pharmaceuticals, Inc.*	15,030	176,753
Allscripts-Misys Healthcare Solutions, Inc.*	9,000	176,040
PerkinElmer, Inc.	7,280	173,992
Tenet Healthcare Corporation*	30,070	172,000
Endo Pharmaceuticals Holdings, Inc.*	7,260	171,989
Charles River Laboratories
International, Inc.*	4,320	169,819
Talecris Biotherapeutics Holdings Corporation*	8,360	166,531
Mednax, Inc.*	2,860	166,423
Gen-Probe, Inc.*	3,320	166,000
VCA Antech, Inc.*	5,830	163,415
Myriad Genetics, Inc.*	6,449	155,098

Total Health Care		34,132,368

TOTAL COMMON STOCKS
(Cost $26,388,289)		34,132,368

Schedule of Investments	Sector Funds
March 31, 2010	Health Care Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.6%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	$194,284	$194,284

TOTAL REPURCHASE AGREEMENT
(Cost $194,284)		$194,284

Face	Market
Amount	Value

Total Investments - 100.1%
(Cost $26,582,573)	$34,326,652
Liabilities, Less Cash & Other Assets - (0.1)%	(18,734)

Total Net Assets - 100.0%	$34,307,918

*	Non-income producing security

†	Repurchase Agreements.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

ADR	American Depositary Receipt

PLC	Public Limited Company

Schedule of Investments	Opportunistic Funds
March 31, 2010	International Opportunity Fund

		Market
	Shares	Value
EXCHANGE TRADED FUNDS(a) - 43.6%
Exchange Traded Funds - 43.6%
iShares MSCI Austria Investable Market Index Fund	101,600	$2,006,600
iShares MSCI Singapore Index Fund	106,000	1,219,000
iShares MSCI Netherlands Investable Market Index Fund	40,300	822,120
iShares MSCI Belgium Investable Market Index Fund	52,000	677,040

Total Exchange Traded Funds		4,724,760

TOTAL EXCHANGE TRADED FUNDS
(Cost $4,501,134)		4,724,760

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b)† - 51.6%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	1,706,197	1,706,197
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	973,331	973,331
UBS Financial Services, Inc. issued 03/31/10 at 0.01% due 04/01/10	973,331	973,331
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	973,331	973,331
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	973,331	973,331

TOTAL REPURCHASE AGREEMENTS
(Cost $5,599,521)		5,599,521

Total Investments - 95.2%
(Cost $10,100,655)		$10,324,281
Cash & Other Assets, Less Liabilities - 4.8%		520,711

Total Net Assets - 100.0%		$10,844,992

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS PURCHASED(b)
June 2010 June 2010 FTSE/MIB Index Futures Contracts (Aggregate Market Value of Contracts $2,269,197)	15	$26,888
June 2010 June 2010 E-Mini MSCI EAFE Index Futures Contracts (Aggregate Market Value of Contracts $785,150)	10	$7,712
April 2010 April 2010 OMX Stockholm 30 Index Futures Contracts (Aggregate Market Value of Contracts $603,499)	43	3,450
April 2010 April 2010 IBEX 35 Index Futures Contracts (Aggregate Market Value of Contracts $2,203,050)	15	(38,954)

(Total Aggregate Market Value of Contracts $6,414,916)		$(9,849)

CURRENCY FUTURES CONTRACTS PURCHASED(b)
June 2010 Japanese Yen Currency Futures Contracts (Aggregate Market Value of Contracts $1,872,675)	14	(65,835)
June 2010 June 2010 Swedish Krona Futures Contracts (Aggregate Market Value of Contracts $554,020)	2	(8,945)
(Total Aggregate Market Value of Contracts $2,426,695)		$(74,780)

CURRENCY FUTURES CONTRACT SOLD SHORT(b)
June 2010 EURO Currency Futures Contracts (Aggregate Market Value of Contracts $1,181,862)	7	7,348

†	Repurchase Agreements.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

Schedule of Investments	Sector Funds
March 31, 2010	Internet Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5%
Information Technology - 82.3%
Google, Inc. — Class A*	2,628	$1,490,102
Cisco Systems, Inc.*	50,525	1,315,166
QUALCOMM, Inc.	21,874	918,489
Research In Motion, Ltd.*	9,512	703,412
eBay, Inc.*	23,100	622,545
Yahoo!, Inc.*	31,629	522,827
Baidu, Inc. ADR*	852	508,644
Juniper Networks, Inc.*	14,342	440,013
Broadcom Corporation — Class A	12,766	423,576
Symantec Corporation*	23,465	397,028
Intuit, Inc.*	10,378	356,381
Check Point Software Technologies*	8,552	299,833
BMC Software, Inc.*	7,425	282,150
McAfee, Inc.*	6,740	270,476
Red Hat, Inc.*	8,720	255,234
Akamai Technologies, Inc.*	8,011	251,625
F5 Networks, Inc.*	3,788	233,000
VeriSign, Inc.*	8,952	232,842
Equinix, Inc.*	2,137	208,016
Open Text Corporation*	3,770	178,962
AOL, Inc.*	6,989	176,682
WebMD Health Corporation — Class A*	3,680	170,678
IAC*	7,504	170,641
VistaPrint N.V.*	2,961	169,517
Netease.com ADR*	4,720	167,418
MercadoLibre, Inc.*	3,370	162,468
Sina Corporation*	4,310	162,444
Rackspace Hosting, Inc.*	8,440	158,081
Sohu.com, Inc.*	2,876	157,030
Monster Worldwide, Inc.*	9,110	151,317
TIBCO Software, Inc.*	13,840	149,334

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5% (continued)
Information Technology - 82.3% (continued)
GSI Commerce, Inc.*	4,960	$137,243
Ciena Corporation*	8,713	132,786
Digital River, Inc.*	3,950	119,685
j2 Global Communications, Inc.*	4,650	108,810
Websense, Inc.*	4,600	104,742
Earthlink, Inc.	12,120	103,505
ValueClick, Inc.*	9,730	98,662
DealerTrack Holdings, Inc.*	5,090	86,937
Constant Contact, Inc.*	3,730	86,611
SAVVIS, Inc.*	4,990	82,335
Palm, Inc.*	18,684	70,252

Total Information Technology		12,837,499

Consumer Discretionary - 17.2%
Amazon.com, Inc.*	6,315	857,135
Time Warner, Inc.	20,799	650,385
priceline.com, Inc.*	1,483	378,165
Expedia, Inc.	12,319	307,482
NetFlix, Inc.*	3,002	221,367
Blue Nile, Inc.*	1,810	99,586
NutriSystem, Inc.	4,670	83,173
PetMed Express, Inc.	3,450	76,487

Total Consumer Discretionary		2,673,780

TOTAL COMMON STOCKS
(Cost $9,743,953)		15,511,279

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.6%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	99,755	99,755

TOTAL REPURCHASE AGREEMENT
(Cost $99,755)		99,755

Total Investments - 100.1%
(Cost $9,843,708)		$15,611,034
Liabilities, Less Cash & Other Assets - (0.1)%		(20,040)

Total Net Assets - 100.0%		$15,590,994

*	Non-income producing security

†	Repurchase Agreements.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

ADR	American Depositary Receipt

Schedule of Investments	Dynamic Funds
March 31, 2010	Inverse Dow 2x Strategy Fund

	Face	Market
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES(b) - 18.8%
Federal Home Loan Mortgage Corporation* 0.90% due 4/1/10	$1,000,000	$1,000,000
Federal Home Loan Bank** 0.00% due 4/1/10	1,000,000	1,000,000
Farmer Mac** 0.00% due 4/1/10	1,000,000	1,000,000

TOTAL FEDERAL AGENCY DISCOUNT NOTES
(Cost $3,000,000)		3,000,000

REPURCHASE AGREEMENTS(b)† - 87.3%
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	5,004,285	5,004,285
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	2,703,881	2,703,881
UBS Financial Services, Inc. issued 03/31/10 at 0.01% due 04/01/10	1,542,479	1,542,479
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	1,542,479	1,542,479
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	1,542,479	1,542,479
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	1,542,479	1,542,479

TOTAL REPURCHASE AGREEMENTS
(Cost $13,878,082)		13,878,082

Total Investments - 106.1%
(Cost $16,878,082)		$16,878,082
Liabilities, Less Cash & Other Assets - (6.1)%		(975,136)

Total Net Assets - 100.0%		$15,902,946

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS SOLD SHORT(a)
June 2010 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Market Value of Contracts $1,890,175)	35	$644

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT(b)
Goldman Sachs International April 2010 Dow Jones Industrial Average Index Swap, Terminating 04/27/10††† (Notional Market Value $15,499,204)	1,428	$394

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT(b) (continued)
Credit Suisse Capital, LLC April 2010 Dow Jones Industrial Average Index Swap, Terminating 04/01/10††† (Notional Market Value $14,374,709)	1,324	$(479,405)

(Total Notional Market Value $29,873,913)		$(479,011)

†	Repurchase Agreements.

††	All or a portion of this security is pledged as equity index swap collateral at March 31, 2010

†††	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

*	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

**	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

Schedule of Investments	Fixed Income Funds
March 31, 2010	Inverse Government Long Bond Strategy Fund

	Face	Market
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES(b) - 28.3%
Farmer Mac** 0.05% due 04/02/10	$2,000,000	$1,999,996
Federal Home Loan Bank** 0.08% due 04/01/10	1,950,000	1,950,000
Federal Farm Credit** 0.09% due 04/01/10	1,000,000	1,000,000
Federal Home Loan Mortgage Corporation* 0.11% due 04/01/10	1,000,000	1,000,000

TOTAL FEDERAL AGENCY DISCOUNT NOTES
(Cost $5,949,996)		5,949,996

REPURCHASE AGREEMENTS(b)† - 147.1%
Barclays Capital issued 03/31/10 at (0.07)% due 04/01/10	16,484,265	16,484,265
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	4,394,022	4,394,022
UBS Financial Services, Inc. issued 03/31/10 at 0.01% due 04/01/10	2,506,650	2,506,650
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	2,506,650	2,506,650
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	2,506,650	2,506,650
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	2,506,650	2,506,650

TOTAL REPURCHASE AGREEMENTS
(Cost $30,904,887)		30,904,887

Total Long Securities - 66.8%
(Cost $36,854,883)		$36,854,883

	Face	Market
	Amount	Value
U.S TREASURY OBLIGATIONS SOLD SHORT(a) - (84.3)%
U.S. Treasury Bond 4.63% due 02/15/40	$17,958,000	$(17,705,466)

TOTAL U.S TREASURY OBLIGATIONS SOLD SHORT
(Proceeds $18,001,544)		(17,705,466)

Cash & Other Assets, Less Liabilities - 8.9%		1,861,275

Total Net Assets - 100.0%		$21,010,692

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS SOLD SHORT(a)
June 2010 U.S. Treasury Bond Futures Contracts (Aggregate Market Value of Contracts $5,109,500)	44	$9,537

†	Repurchase Agreements.

*	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

**	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Inverse Mid-Cap Strategy Fund

	Face	Market
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES(b) - 27.5%
Federal Home Loan Mortgage Corporation*
0.90% due 4/1/10	$500,000	$500,000
Farmer Mac** 0.00% due 4/1/10	200,000	200,000
Federal Home Loan Bank**
0.04% due 4/6/10	200,000	199,999

TOTAL FEDERAL AGENCY DISCOUNT NOTES
(Cost $899,999)		899,999

REPURCHASE AGREEMENTS(b)† - 56.5%
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	691,759	691,759
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	352,795	352,795
UBS Financial Services, Inc. issued 03/31/10 at 0.01% due 04/01/10	201,259	201,259
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	201,259	201,259
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	201,259	201,259
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	201,259	201,259

TOTAL REPURCHASE AGREEMENTS
(Cost $1,849,590)		1,849,590

Total Investments - 84.0%
(Cost $2,749,589)		$2,749,589
Cash & Other Assets, Less Liabilities - 16.0%		521,876

Total Net Assets - 100.0%		$3,271,465

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS SOLD SHORT(a)
June 2010 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Market Value of Contracts $865,370)	11	$2,597

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT(b)
Credit Suisse Capital, LLC April 2010 S&P MidCap 400 Index Swap, Terminating 04/01/10††† (Notional Market Value $586,103)	742	$(5,832)
Goldman Sachs International April 2010 S&P MidCap 400 Index Swap, Terminating 04/27/10††† (Notional Market Value $1,771,996)	2,243	(7,272)

(Total Notional Market Value $2,358,099)		$(13,104)

†	Repurchase Agreements.

††	All or a portion of this security is pledged as equity index swap collateral at March 31, 2010.

†††	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

*	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

**	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Inverse NASDAQ-100® Strategy Fund

	Face	Market
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES(b) - 26.2%
Federal Farm Credit** 0.00% due 4/1/10	$1,000,000	$1,000,000
Farmer Mac** 0.00% due 4/1/10	1,000,000	1,000,000
Federal Home Loan Bank* 0.04% due 4/6/10	1,000,000	999,994

TOTAL FEDERAL AGENCY DISCOUNT NOTES
(Cost $2,999,994)		2,999,994

REPURCHASE AGREEMENTS(b)† - 70.6%
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	2,179,777	2,179,777
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	1,805,741	1,805,741
UBS Financial Services, Inc. issued 03/31/10 at 0.01% due 04/01/10	1,030,118	1,030,118
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	1,030,118	1,030,118
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	1,030,118	1,030,118
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	1,030,118	1,030,118

TOTAL REPURCHASE AGREEMENTS
(Cost $8,105,990)		8,105,990

Total Investments - 96.8%
(Cost $11,105,984)		$11,105,984
Cash & Other Assets, Less Liabilities - 3.2%		368,684

Total Net Assets - 100.0%		$11,474,668

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS SOLD SHORT(a)
June 2010 NASDAQ-100 Index Mini Futures Contracts (Aggregate Market Value of Contracts $352,215)	9	$(59)

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT(b)
Goldman Sachs International April 2010 NASDAQ-100 Index Swap, Terminating 04/27/10††† (Notional Market Value $8,311,962)	4,244	$(24,051)
Credit Suisse Capital, LLC April 2010 NASDAQ-100 Index Swap, Terminating 04/01/10††† (Notional Market Value $2,810,517)	1,435	(49,045)

(Total Notional Market Value $11,122,479)		$(73,096)

†	Repurchase Agreements.

††	All or a portion of this security is pledged as equity index swap collateral at March 31, 2010.

†††	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

*	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

**	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Inverse Russell 2000® Strategy Fund

	Face	Market
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES(b) - 21.8%
Federal Home Loan Bank** 0.00% due 4/1/10	$1,000,000	$1,000,000
Farmer Mac** 0.00% due 4/1/10	500,000	500,000
Federal Home Loan Mortgage Corporation* 0.90% due 4/1/10	500,000	500,000

TOTAL FEDERAL AGENCY DISCOUNT NOTES
(Cost $2,000,000)		2,000,000

REPURCHASE AGREEMENTS(b)† - 57.9%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	1,316,223	1,316,223
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	994,481	994,481
UBS Financial Services, Inc. issued 03/31/10 at 0.01% due 04/01/10	750,864	750,864
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	750,864	750,864
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	750,864	750,864
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	750,864	750,864

TOTAL REPURCHASE AGREEMENTS
(Cost $5,314,160)		5,314,160

Total Investments - 79.7%
(Cost $7,314,160)		$7,314,160
Cash & Other Assets, Less Liabilities - 20.3%		1,863,872

Total Net Assets - 100.0%		$9,178,032

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS SOLD SHORT(a)
June 2010 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $2,365,650)	35	$5,672

		Unrealized
	Units	Gain (Loss)
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT(b)
Credit Suisse Capital, LLC April 2010 Russell 2000 Index Swap, Terminating 04/01/10††† (Notional Market Value $4,086,585)	6,022	$13,002
Goldman Sachs International April 2010 Russell 2000 Index Swap, Terminating 04/27/10††† (Notional Market Value $2,697,064)	3,974	(30)

(Total Notional Market Value $6,783,649)		$12,972

†	Repurchase Agreements.

††	All or a portion of this security is pledged as equity index swap collateral at March 31, 2010.

†††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

*	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA).

As conservator, the FHFA has full powers to control the assets and operations of the firm.

**	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by U.S. Government.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Inverse S&P 500 Strategy Fund

	Face	Market
	Amount	Value
FEDERAL AGENCY AGENCY DISCOUNT NOTES(b) - 47.1%
Federal National Mortgage Association*
0.15% due 5/3/10	$5,000,000	$4,999,467
Federal Home Loan Mortgage Corporation*
0.90% due 4/1/10	3,000,000	3,000,000
Federal Home Loan Bank**
0.00% due 4/1/10	2,000,000	2,000,000
Farmer Mac** 0.05% due 4/2/10	2,000,000	1,999,996
Federal Farm Credit** 0.00% due 4/1/10	1,000,000	1,000,000

TOTAL FEDERAL AGENCY DISCOUNT NOTES
(Cost $12,999,464)		12,999,463

REPURCHASE AGREEMENTS(b)† - 53.6%
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	3,509,823	3,509,823
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	3,436,140	3,436,140
UBS Financial Services, Inc. issued 03/31/10 at 0.01% due 04/01/10	1,960,209	1,960,209
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	1,960,209	1,960,209
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	1,960,209	1,960,209
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	1,960,209	1,960,209

TOTAL REPURCHASE AGREEMENTS
(Cost $14,786,799)		14,786,799

Total Investments - 100.7%
(Cost $27,786,262)		$27,786,262
Liabilities, Less Cash & Other Assets - (0.7)%		(199,524)

Total Net Assets - 100.0%		$27,586,738

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS SOLD SHORT(a)
June 2010 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $7,281,250)	125	$12,173

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT(b)
Credit Suisse Capital, LLC April 2010 S&P 500 Index Swap, Terminating 04/01/10††† (Notional Market Value $9,813,073)	8,391	$(19,178)
Goldman Sachs International April 2010 S&P 500 Index Swap, Terminating 04/27/10††† (Notional Market Value $10,454,476)	8,940	(28,332)

(Total Notional Market Value $20,267,549)		$(47,510)

†	Repurchase Agreements.

††	All or a portion of this security is pledged as equity index swap collateral at March 31, 2010.

†††	Total Return based on S&P 500 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

*	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

**	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

Schedule of Investments	International Equity Funds
March 31, 2010	Japan 2x Strategy Fund

	Face	Market
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES(b) - 25.3%
Farmer Mac** 0.00% due 4/1/10	$1,000,000	$1,000,000
Federal Home Loan Bank** 0.04% due 4/6/10	1,000,000	999,994

TOTAL FEDERAL AGENCY DISCOUNT NOTES
(Cost $1,999,994)		1,999,994

REPURCHASE AGREEMENTS(b)† - 50.0%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	1,206,600	1,206,600
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	688,327	688,327
UBS Financial Services, Inc. issued 03/31/10 at 0.01% due 04/01/10	688,327	688,327
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	688,327	688,327
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	688,327	688,327

TOTAL REPURCHASE AGREEMENTS
(Cost $3,959,908)		3,959,908

Total Investments - 75.3%
(Cost $5,959,902)		$5,959,902
Cash & Other Assets, Less Liabilities - 24.7%		1,950,478

Total Net Assets - 100.0%		$7,910,380

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS PURCHASED(a)
June 2010 Nikkei-225 Stock Average Index Futures Contracts (Aggregate Market Value of Contracts $15,833,000)	284	$684,847

CURRENCY FUTURES CONTRACTS PURCHASED(a)
June 2010 Japanese Yen Currency Futures Contracts (Aggregate Market Value of Contracts $15,516,450)	116	$(428,523)

†	Repurchase Agreements.

**	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

Schedule of Investments	Sector Funds
March 31, 2010	Leisure Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5%
Consumer Discretionary - 93.7%
McDonald’s Corporation	13,078	$872,564
Walt Disney Company	24,697	862,172
Comcast Corporation — Class A	40,922	770,152
News Corporation — Class A	46,050	663,581
Time Warner, Inc.	19,687	615,612
Carnival Corporation	15,442	600,385
DIRECTV — Class A*	17,031	575,818
Viacom, Inc. (Cl.B) — Class B*	14,493	498,269
Time Warner Cable, Inc. — Class A	8,770	467,529
Yum! Brands, Inc.	11,369	435,774
Starbucks Corporation	17,574	426,521
Las Vegas Sands Corporation*	19,361	409,485
Marriott International, Inc. — Class A	11,542	363,804
McGraw-Hill Companies, Inc.	9,550	340,458
Wynn Resorts, Ltd.	4,277	324,325
Starwood Hotels & Resorts Worldwide, Inc.	6,887	321,210
Discovery Communications, Inc. — Class A*	9,340	315,599
CBS Corporation — Class B	22,590	314,905
DISH Network Corporation — Class A	15,111	314,611
Ctrip.com International, Ltd. ADR*	7,720	302,624
Scripps Networks Interactive, Inc. — Class A	6,611	293,198
Liberty Global, Inc. — Class A*	10,020	292,183
Mattel, Inc.	12,808	291,254
Cablevision Systems Corporation — Class A	11,770	284,128
Royal Caribbean Cruises, Ltd.*	8,549	282,032
Hyatt Hotels Corporation — Class A*	6,990	272,330
Grupo Televisa S.A. ADR	12,721	267,395
Harley-Davidson, Inc.	9,191	257,991
Darden Restaurants, Inc.	5,779	257,397
International Game Technology	13,772	254,093
Virgin Media, Inc.	14,290	246,645
MGM Mirage*	19,864	238,368
Hasbro, Inc.	6,179	236,532
Wyndham Worldwide Corporation	9,145	235,301
Gannett Company, Inc.	12,330	203,692
Washington Post Company — Class B	450	199,881
Liberty Media Corporation — Capital*	5,400	196,398
DreamWorks Animation SKG, Inc. — Class A*	4,789	188,639
Chipotle Mexican Grill, Inc. — Class A*	1,673	188,497
Liberty Media Corporation — Starz*	3,343	182,795
Burger King Holdings, Inc.	8,317	176,819
Live Nation Entertainment, Inc.*	11,750	170,375
Regal Entertainment Group — Class A	9,634	169,269
Penn National Gaming, Inc.*	5,814	161,629
Bally Technologies, Inc.*	3,949	160,092

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5% (continued)
Consumer Discretionary - 93.7% (continued)
WMS Industries, Inc.*	3,806	$159,624
Cinemark Holdings, Inc.	8,690	159,375
Panera Bread Company — Class A*	2,027	155,045
Brinker International, Inc.	7,484	144,292
Central European Media Enterprises, Ltd. — Class A*	4,590	134,533
Madison Square Garden, Inc. — Class A*	6,185	134,400
CTC Media, Inc.	7,790	134,144
Cheesecake Factory, Inc.*	4,866	131,674
New York Times Company — Class A*	11,830	131,668
Gaylord Entertainment Company*	4,420	129,462
Meredith Corporation	3,751	129,072
Interactive Data Corporation	4,000	128,000
Polaris Industries, Inc.	2,471	126,416
Eastman Kodak Company	21,800	126,222
Orient-Express Hotels, Ltd. — Class A*	8,700	123,366
Brunswick Corporation	7,687	122,761
Vail Resorts, Inc.*	2,990	119,869
Valassis Communications, Inc.*	4,250	118,277
Scientific Games Corporation — Class A*	8,236	115,963
Jack in the Box, Inc.*	4,860	114,453
Ameristar Casinos, Inc.	6,080	110,778
Life Time Fitness, Inc.*	3,824	107,454
Pool Corporation	4,735	107,200
Texas Roadhouse, Inc. — Class A*	7,660	106,397
Belo Corporation — Class A	14,800	100,936
Cracker Barrel Old Country Store, Inc.	2,174	100,830
PF Chang’s China Bistro, Inc.*	2,269	100,131
Scholastic Corporation	3,540	99,120
Bob Evans Farms, Inc.	3,160	97,676
Boyd Gaming Corporation*	9,759	96,419
Buffalo Wild Wings, Inc.*	1,890	90,928

Total Consumer Discretionary		19,258,816

Information Technology - 5.8%
Activision Blizzard, Inc.	32,815	395,749
Electronic Arts, Inc.*	13,463	251,219
Shanda Interactive Entertainment, Ltd. ADR*	5,620	244,976
Perfect World Company, Ltd. ADR*	5,440	203,728
Take-Two Interactive Software, Inc.*	9,601	94,570

Total Information Technology		1,190,242

TOTAL COMMON STOCKS
(Cost $17,635,648)		20,449,058

WARRANTS(b) - 0.0%
Consumer Discretionary - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 3/2/2012*	311	3

TOTAL WARRANTS
(Cost $—)		3

Schedule of Investments	Sector Funds
March 31, 2010	Leisure Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.5%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	$110,390	$110,390

TOTAL REPURCHASE AGREEMENT

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.5% (continued)
(Cost $110,390)		$110,390

Total Investments - 100.0%
(Cost $17,746,038)		$20,559,451
Liabilities, Less Cash & Other Assets - 0.0%		(6,579)

Total Net Assets - 100.0%		$20,552,872

*	Non-income producing security

†	Repurchase Agreements.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

ADR	American Depositary Receipt

Consolidated Schedule of Investments	Alternative Investment Funds
March 31, 2010	Managed Futures Strategy Fund

	Face	Market
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES(b) - 26.5%
Federal Farm Credit Bank** 0.09% due 04/01/10	$2,000,000	$2,000,000
Federal Home Loan Mortgage Corporation* 0.11% due 04/01/10	2,000,000	2,000,000
Farmer Mac** 0.05% due 04/02/10	2,000,000	1,999,996
Federal Home Loan Bank** 0.04% due 04/01/10	1,000,000	1,000,000

TOTAL FEDERAL AGENCY DISCOUNT NOTES
(Cost $6,999,997)		6,999,996

REPURCHASE AGREEMENTS(b)† - 70.0%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	5,624,919	5,624,919
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	3,208,838	3,208,838
UBS Financial Services, Inc. issued 03/31/10 at 0.01% due 04/01/10	3,208,838	3,208,838
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	3,208,838	3,208,838
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	3,208,838	3,208,838

TOTAL REPURCHASE AGREEMENTS
(Cost $18,460,271)		18,460,271

Total Investments - 96.5%
(Cost $25,460,268)		$25,460,267
Cash & Other Assets, Less Liabilities - 3.5%		927,340

Total Net Assets - 100.0%		$26,387,607

		Unrealized
	Contracts	Gain
COMMODITY FUTURES CONTRACTS PURCHASED(a)
June 2010 Live Cattle Futures Contracts (Aggregate Market Value of Contracts $1,010,880)	27	$64,308
July 2010 Copper Futures Contracts (Aggregate Market Value of Contracts $1,694,325)	19	58,608
June 2010 Lean Hogs Futures Contracts (Aggregate Market Value of Contracts $663,200)	20	32,601
July 2010 Silver Futures Contracts (Aggregate Market Value of Contracts $524,850)	6	4,894
December 2010 Cotton #2 Futures Contracts (Aggregate Market Value of Contracts $862,615)	23	2,266

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED(a)
July 2010 Coffee Futures Contracts (Aggregate Market Value of Contracts $258,938)	5	$(3,530)
June 2010 Gold 100 Oz Futures Contracts (Aggregate Market Value of Contracts $1,113,200)	10	(30,144)

(Total Aggregate Market Value of Contracts $6,128,008)		$129,003

FUTURES CONTRACTS PURCHASED(a)
June 2010 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Market Value of Contracts $2,439,609)	21	8,464
June 2010 U.S. Bond Futures Contracts (Aggregate Market Value of Long Contracts $2,438,625)	21	(22,482)

(Total Aggregate Market Value of Contracts $4,878,234)		$(14,018)

CURRENCY FUTURES CONTRACTS PURCHASED(a)
June 2010 Canadian Dollar Futures Contracts (Aggregate Market Value of Contracts $295,320)	3	3,414
June 2010 Japanese Yen Futures Contracts (Aggregate Market Value of Contracts $3,745,350)	28	(131,670)

(Total Aggregate Market Value of Contracts $4,040,670)		$(128,256)

COMMODITY FUTURES CONTRACTS SOLD SHORT(a)
May 2010 Sugar #11 Futures Contracts (Aggregate Market Value of Contracts $240,968)	13	80,401
December 2010 Wheat Futures Contracts (Aggregate Market Value of Contracts $636,250)	25	41,769
December 2010 Corn Futures Contracts (Aggregate Market Value of Contracts $846,562)	45	34,553
July 2010 Corn Futures Contracts (Aggregate Market Value of Contracts $374,325)	21	20,360
July 2010 Soybean Futures Contracts (Aggregate Market Value of Contracts $1,187,500)	25	17,773
July 2010 Wheat Futures Contracts (Aggregate Market Value of Contracts $139,200)	6	10,173

Consolidated Schedule of Investments	Alternative Investment
March 31, 2010	Managed Futures Strategy

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS SOLD SHORT(a) (continued)
March 2011 Soybean Futures Contracts (Aggregate Market Value of Contracts $466,625)	10	$(2,348)
July 2010 Cocoa Futures Contracts (Aggregate Market Value of Contracts $358,800)	12	(18,873)
July 2010 Cotton #2 Futures Contracts (Aggregate Market Value of Contracts $613,650)	15	(75,384)

(Total Aggregate Market Value of Contracts $4,863,880)		$108,424

		Unrealized
	Contracts	Gain (Loss)
CURRENCY FUTURES CONTRACTS SOLD SHORT(a)
June 2010 EURO Futures Contracts (Aggregate Market Value of Contracts $4,220,938)	25	$38,709
June 2010 Australian Dollar Futures Contracts (Aggregate Market Value of Contracts $637,210)	7	(7,438)
June 2010 Swiss Franc Futures Contracts (Aggregate Market Value of Contracts $711,750)	6	(10,212)
June 2010 British Pound Futures Contracts (Aggregate Market Value of Contracts $1,706,625)	18	(11,970)

(Total Aggregate Market Value of Contracts $7,276,523)		$9,089

*	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm

**	The issuer is a publicly traded company that operates under Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Repurchase Agreements.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Mid-Cap 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 61.7%
Financials - 12.6%
New York Community Bancorp, Inc.	6,490	$107,345
Everest Re Group, Ltd.	890	72,028
SL Green Realty Corporation	1,170	67,006
Federal Realty Investment Trust	919	66,912
Nationwide Health Properties, Inc.	1,760	61,864
AMB Property Corporation	2,240	61,018
Eaton Vance Corporation	1,760	59,030
Reinsurance Group of America, Inc. — Class A	1,100	57,772
Liberty Property Trust	1,690	57,359
MSCI, Inc. — Class A*	1,580	57,038
Macerich Company	1,483	56,801
Rayonier, Inc.	1,200	54,516
First American Corporation	1,550	52,452
Fidelity National Financial, Inc. — Class A	3,460	51,277
Transatlantic Holdings, Inc.	970	51,216
Affiliated Managers Group, Inc.*	640	50,560
W.R. Berkley Corporation	1,930	50,354
Cullen	900	50,220
Realty Income Corporation	1,570	48,183
HCC Insurance Holdings, Inc.	1,719	47,444
Waddell & Reed Financial, Inc. — Class A	1,279	46,095
Jones Lang LaSalle, Inc.	630	45,921
Old Republic International Corporation	3,610	45,775
Regency Centers Corporation	1,220	45,713
Commerce Bancshares, Inc.	1,100	45,254
Alexandria Real Estate Equities, Inc.	660	44,616
Hospitality Properties Trust	1,850	44,307
Jefferies Group, Inc.	1,830	43,316
SEI Investments Company	1,940	42,622
Senior Housing Properties Trust	1,910	42,307
Mack-Cali Realty Corporation	1,190	41,947
Duke Realty Corporation	3,360	41,664
UDR, Inc.	2,330	41,101
First Niagara Financial Group, Inc.	2,830	40,243
Camden Property Trust	960	39,965
Raymond James Financial, Inc.	1,490	39,843
Essex Property Trust, Inc.	440	39,578
Arthur J Gallagher & Company	1,539	37,782
Associated Banc-Corporation	2,590	35,742
Valley National Bancorp	2,297	35,305
Corporate Office Properties Trust SBI	879	35,274
City National Corporation	650	35,081
AmeriCredit Corporation*	1,450	34,452
Washington Federal, Inc.	1,690	34,341
Highwoods Properties, Inc.	1,070	33,951
Weingarten Realty Investors	1,570	33,849
StanCorp Financial Group, Inc.	710	33,817
Apollo Investment Corporation	2,640	33,607
Hanover Insurance Group, Inc.	749	32,664
American Financial Group, Inc.	1,140	32,433
Bank of Hawaii Corporation	720	32,364

		Market
	Shares	Value
COMMON STOCKS(a) - 61.7% (continued)
Financials - 12.6% (continued)
Brown & Brown, Inc.	1,769	$31,700
BRE Properties, Inc.	830	29,673
TCF Financial Corporation	1,850	29,489
SVB Financial Group*	620	28,929
Prosperity Bancshares, Inc.	700	28,700
Protective Life Corporation	1,280	28,147
FirstMerit Corporation	1,295	27,933
Fulton Financial Corporation	2,650	27,004
Omega Healthcare Investors, Inc.	1,330	25,922
Greenhill & Company, Inc.	310	25,448
Westamerica Bancorporation	440	25,366
Synovus Financial Corporation	7,349	24,178
Mercury General Corporation	530	23,172
BancorpSouth, Inc.	1,099	23,035
Wilmington Trust Corporation	1,330	22,038
Potlatch Corporation	600	21,024
Unitrin, Inc.	749	21,009
Trustmark Corporation	850	20,766
NewAlliance Bancshares, Inc.	1,590	20,066
International Bancshares Corporation	780	17,932
Astoria Financial Corporation	1,230	17,835
Webster Financial Corporation	1,000	17,490
Cathay General Bancorp	1,180	13,747
Cousins Properties, Inc.	1,511	12,553
PacWest Bancorp	450	10,269
Equity One, Inc.	530	10,012
Horace Mann Educators Corporation	590	8,885

Total Financials		2,983,646

Information Technology - 9.1%
Cree, Inc.*	1,590	111,650
F5 Networks, Inc.*	1,190	73,197
Lam Research Corporation*	1,920	71,654
Avnet, Inc.*	2,280	68,400
ANSYS, Inc.*	1,350	58,239
Rovi Corporation*	1,560	57,923
Sybase, Inc.*	1,239	57,762
Equinix, Inc.*	587	57,139
Global Payments, Inc.	1,220	55,571
Arrow Electronics, Inc.*	1,799	54,204
Lender Processing Services, Inc.	1,430	53,982
Trimble Navigation, Ltd.*	1,809	51,954
Alliance Data Systems Corporation*	790	50,552
Hewitt Associates, Inc. — Class A*	1,260	50,123
Synopsys, Inc.*	2,201	49,236
Factset Research Systems, Inc.	629	46,150
3Com Corporation*	5,880	45,217
Itron, Inc.*	600	43,542
Broadridge Financial Solutions, Inc.	2,020	43,188
Ingram Micro, Inc. — Class A*	2,450	42,997
Solera Holdings, Inc.	1,050	40,583
AOL, Inc.*	1,600	40,448
CommScope, Inc.*	1,410	39,508
MICROS Systems, Inc.*	1,200	39,456
Polycom, Inc.*	1,260	38,531

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Mid-Cap 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 61.7% (continued)
Information Technology - 9.1% (continued)
Informatica Corporation*	1,359	$36,503
Atmel Corporation*	6,837	34,390
NCR Corporation*	2,389	32,968
Silicon Laboratories, Inc.*	690	32,892
Tech Data Corporation*	760	31,844
Parametric Technology Corporation*	1,760	31,768
Diebold, Inc.	990	31,442
Jack Henry & Associates, Inc.	1,270	30,556
National Instruments Corporation	859	28,648
Vishay Intertechnology, Inc.*	2,800	28,644
NeuStar, Inc. — Class A*	1,120	28,224
Intersil Corporation — Class A	1,850	27,306
Cadence Design Systems, Inc.*	4,030	26,840
Zebra Technologies Corporation — Class A*	880	26,048
International Rectifier Corporation*	1,070	24,503
DST Systems, Inc.	580	24,041
Convergys Corporation*	1,850	22,681
Plantronics, Inc.	720	22,522
ADTRAN, Inc.	840	22,134
Acxiom Corporation*	1,190	21,349
Ciena Corporation*	1,390	21,184
Gartner, Inc.*	910	20,238
RF Micro Devices, Inc.*	4,029	20,064
Fairchild Semiconductor International, Inc. — Class A*	1,860	19,809
Fair Isaac Corporation	700	17,738
Digital River, Inc.*	580	17,574
Quest Software, Inc.*	940	16,723
Semtech Corporation*	930	16,210
Mantech International Corporation — Class A*	329	16,065
Integrated Device Technology, Inc.*	2,490	15,264
SRA International, Inc. — Class A*	650	13,513
ValueClick, Inc.*	1,250	12,675
Mentor Graphics Corporation*	1,560	12,511
ADC Telecommunications, Inc.*	1,450	10,600
ACI Worldwide, Inc.*	510	10,511
Advent Software, Inc.*	230	10,292
Palm, Inc.*	2,509	9,434

Total Information Technology		2,166,914

Consumer Discretionary - 9.0%
CarMax, Inc.*	3,339	83,876
Dollar Tree, Inc.*	1,320	78,170
BorgWarner, Inc.*	1,750	66,815
NVR, Inc.*	89	64,658
PetSmart, Inc.	1,850	59,126
Advance Auto Parts, Inc.	1,380	57,850
American Eagle Outfitters, Inc.	3,120	57,782
Chipotle Mexican Grill, Inc. — Class A*	470	52,955
Strayer Education, Inc.	209	50,896
ITT Educational Services, Inc.*	450	50,616
NetFlix, Inc.*	630	46,456

		Market
	Shares	Value
COMMON STOCKS(a) - 61.7% (continued)
Consumer Discretionary - 9.0% (continued)
Tupperware Brands Corporation	950	$45,809
Mohawk Industries, Inc.*	840	45,679
DreamWorks Animation SKG, Inc. — Class A*	1,140	44,905
Phillips-Van Heusen Corporation	779	44,683
Toll Brothers, Inc.*	2,110	43,888
LKQ Corporation*	2,120	43,036
Aeropostale, Inc.*	1,490	42,957
Williams-Sonoma, Inc.	1,590	41,801
Guess?, Inc.	869	40,826
Gentex Corporation	2,080	40,394
Hanesbrands, Inc.*	1,430	39,783
J Crew Group, Inc.*	839	38,510
Chico’s FAS, Inc.	2,670	38,501
Panera Bread Company — Class A*	480	36,715
Foot Locker, Inc.	2,349	35,329
Dick’s Sporting Goods, Inc.*	1,340	34,987
Service Corporation International	3,810	34,976
Bally Technologies, Inc.*	830	33,648
WMS Industries, Inc.*	790	33,133
Warnaco Group, Inc.*	690	32,920
Career Education Corporation*	1,020	32,273
Sotheby’s	1,010	31,401
Brinker International, Inc.	1,539	29,672
Burger King Holdings, Inc.	1,380	29,339
Brink’s Home Security Holdings, Inc.*	689	29,317
John Wiley & Sons, Inc. — Class A	640	27,699
Lamar Advertising Company — Class A*	800	27,480
Fossil, Inc.*	720	27,173
Aaron’s, Inc.	810	27,005
Wendy’s — Class A	5,190	25,950
Cheesecake Factory, Inc.*	910	24,624
Rent-A-Center, Inc. — Class A*	989	23,390
Corinthian Colleges, Inc.*	1,320	23,219
Collective Brands, Inc.*	960	21,830
Saks, Inc.*	2,390	20,554
MDC Holdings, Inc.	560	19,382
KB Home	1,110	18,592
AnnTaylor Stores Corporation*	879	18,195
Life Time Fitness, Inc.*	620	17,422
Under Armour, Inc. — Class A*	570	16,764
Matthews International Corporation — Class A	460	16,330
Regis Corporation	859	16,046
Thor Industries, Inc.	530	16,011
Ryland Group, Inc.	657	14,743
Bob Evans Farms, Inc.	460	14,219
Timberland Company — Class A*	650	13,871
Scientific Games Corporation — Class A*	970	13,658
Barnes & Noble, Inc.	590	12,756
American Greetings Corporation — Class A	590	12,296
International Speedway Corporation — Class A	459	11,828

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Mid-Cap 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 61.7% (continued)
Consumer Discretionary - 9.0% (continued)
99 Cents Only Stores*	680	$11,084
Scholastic Corporation	379	10,612
Boyd Gaming Corporation*	830	8,200
Harte-Hanks, Inc.	570	7,330
Coldwater Creek, Inc.*	870	6,038

Total Consumer Discretionary		2,137,983

Industrials - 8.9%
Joy Global, Inc.	1,540	87,164
Bucyrus International, Inc. — Class A	1,210	79,848
Manpower, Inc.	1,180	67,402
AMETEK, Inc.	1,620	67,165
URS Corporation*	1,259	62,459
Oshkosh Corporation	1,340	54,056
KBR, Inc.	2,409	53,383
Pentair, Inc.	1,480	52,718
Kansas City Southern*	1,450	52,447
Donaldson Company, Inc.	1,159	52,294
AGCO Corporation*	1,389	49,823
SPX Corporation	750	49,740
Aecom Technology Corporation*	1,710	48,513
J.B. Hunt Transport Services, Inc.	1,320	47,362
BE Aerospace, Inc.*	1,529	46,558
Hubbell, Inc. — Class B	900	45,387
Shaw Group, Inc.*	1,250	43,025
Alliant Techsystems, Inc.*	500	40,650
IDEX Corporation	1,219	40,349
Waste Connections, Inc.*	1,180	40,073
Harsco Corporation	1,200	38,328
Terex Corporation*	1,620	36,790
Copart, Inc.*	1,010	35,956
Timken Company	1,190	35,712
Lincoln Electric Holdings, Inc.	640	34,771
Nordson Corporation	510	34,639
Corrections Corporation of America*	1,740	34,556
Carlisle Companies, Inc.	900	34,290
Kennametal, Inc.	1,219	34,278
MSC Industrial Direct Company — Class A	660	33,436
Regal-Beloit Corporation	560	33,270
Lennox International, Inc.	729	32,309
Landstar System, Inc.	750	31,485
Thomas & Betts Corporation*	790	31,000
Kirby Corporation*	809	30,863
Towers Watson & Company — Class A	640	30,400
Wabtec Corporation	710	29,905
Graco, Inc.	900	28,800
FTI Consulting, Inc.*	700	27,524
Woodward Governor Company	849	27,151
Con-Way, Inc.	740	25,989
Crane Company	700	24,850
Valmont Industries, Inc.	300	24,849
Trinity Industries, Inc.	1,190	23,752
Alaska Air Group, Inc.*	530	21,852
Alexander & Baldwin, Inc.	620	20,491

		Market
	Shares	Value
COMMON STOCKS(a) - 61.7% (continued)
Industrials - 8.9% (continued)
Brink’s Company	720	$20,326
GATX Corporation	689	19,740
Clean Harbors, Inc.*	339	18,835
HNI Corporation	680	18,108
JetBlue Airways Corporation*	3,110	17,354
Werner Enterprises, Inc.	660	15,292
Herman Miller, Inc.	840	15,170
Granite Construction, Inc.	500	15,110
Deluxe Corporation	770	14,953
Rollins, Inc.	660	14,309
Corporate Executive Board Company	510	13,561
Mine Safety Appliances Company	450	12,582
Korn*	689	12,161
AirTran Holdings, Inc.*	2,019	10,257
Navigant Consulting, Inc.*	749	9,085
United Rentals, Inc.*	900	8,442
Federal Signal Corporation	730	6,577

Total Industrials		2,119,524

Health Care - 7.8%
Vertex Pharmaceuticals, Inc.*	3,010	123,019
Cerner Corporation*	1,020	86,761
Edwards Lifesciences Corporation*	850	84,048
Henry Schein, Inc.*	1,360	80,104
Hologic, Inc.*	3,880	71,935
ResMed, Inc.*	1,130	71,925
Perrigo Company	1,210	71,051
Beckman Coulter, Inc.	1,050	65,940
Covance, Inc.*	960	58,934
Mettler-Toledo International, Inc.*	510	55,692
OSI Pharmaceuticals, Inc.*	869	51,749
Community Health Systems, Inc.*	1,399	51,665
Omnicare, Inc.	1,800	50,922
Universal Health Services, Inc. — Class B	1,450	50,881
IDEXX Laboratories, Inc.*	870	50,069
Lincare Holdings, Inc.*	990	44,431
Kinetic Concepts, Inc.*	929	44,415
Pharmaceutical Product Development, Inc.	1,780	42,275
Endo Pharmaceuticals Holdings, Inc.*	1,759	41,671
Valeant Pharmaceuticals International*	970	41,623
United Therapeutics Corporation*	720	39,838
Charles River Laboratories International, Inc.*	989	38,878
Teleflex, Inc.	600	38,442
Health Net, Inc.*	1,500	37,305
Gen-Probe, Inc.*	740	37,000
VCA Antech, Inc.*	1,280	35,878
Techne Corporation	560	35,666
Health Management Associates, Inc. — Class A*	3,749	32,241
LifePoint Hospitals, Inc.*	819	30,123
Bio-Rad Laboratories, Inc. — Class A*	290	30,021

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Mid-Cap 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 61.7% (continued)
Health Care - 7.8% (continued)
STERIS Corporation	890	$29,957
Owens & Minor, Inc.	630	29,226
Thoratec Corporation*	860	28,767
Hill-Rom Holdings, Inc.	940	25,577
Psychiatric Solutions, Inc.*	840	25,032
Immucor, Inc.*	1,050	23,510
Varian, Inc.*	430	22,265
Medicis Pharmaceutical Corporation — Class A	870	21,889
Masimo Corporation	780	20,709
WellCare Health Plans, Inc.*	639	19,029
Kindred Healthcare, Inc.*	590	10,650
Affymetrix, Inc.*	1,060	7,780

Total Health Care		1,858,893

Materials - 4.2%
Lubrizol Corporation	1,030	94,472
Terra Industries, Inc.	1,499	68,594
Ashland, Inc.	1,170	61,741
Albemarle Corporation	1,370	58,403
Steel Dynamics, Inc.	3,250	56,778
Martin Marietta Materials, Inc.	679	56,730
Reliance Steel & Aluminum Company	960	47,261
Sonoco Products Company	1,500	46,185
Valspar Corporation	1,490	43,925
RPM International, Inc.	1,940	41,400
Aptargroup, Inc.	1,020	40,137
Packaging Corporation of America	1,550	38,146
Cytec Industries, Inc.	729	34,073
Temple-Inland, Inc.	1,610	32,892
Scotts Miracle-Gro Company — Class A	680	31,518
Cabot Corporation	980	29,792
Greif, Inc. — Class A	520	28,558
Commercial Metals Company	1,690	25,451
Carpenter Technology Corporation	660	24,156
Silgan Holdings, Inc.	400	24,092
Olin Corporation	1,180	23,152
Sensient Technologies Corporation	740	21,504
Intrepid Potash, Inc.*	620	18,805
Louisiana-Pacific Corporation*	1,900	17,195
Worthington Industries, Inc.	910	15,734
Minerals Technologies, Inc.	280	14,515

Total Materials		995,209

Energy - 3.6%
Newfield Exploration Company*	1,990	103,579
Pride International, Inc.*	2,630	79,189
Cimarex Energy Company	1,260	74,819
Plains Exploration & Production Company*	2,090	62,679
Arch Coal, Inc.	2,440	55,754
Oceaneering International, Inc.*	820	52,062
Southern Union Company	1,870	47,442
Forest Oil Corporation*	1,689	43,610
Tidewater, Inc.	780	36,871
Patterson-UTI Energy, Inc.	2,300	32,131
Atwood Oceanics, Inc.*	850	29,435

		Market
	Shares	Value
COMMON STOCKS(a) - 61.7% (continued)
Energy - 3.6% (continued)
Unit Corporation*	610	$25,791
Quicksilver Resources, Inc.*	1,780	25,045
Superior Energy Services, Inc.*	1,180	24,803
Patriot Coal Corporation*	1,130	23,120
Mariner Energy, Inc.*	1,530	22,904
Exterran Holdings, Inc.*	940	22,720
Comstock Resources, Inc.*	710	22,578
Frontier Oil Corporation	1,570	21,195
Helix Energy Solutions Group, Inc.*	1,380	17,981
Bill Barrett Corporation*	580	17,812
Overseas Shipholding Group, Inc.	400	15,692

Total Energy		857,212

Utilities - 3.6%
National Fuel Gas Company	1,220	61,671
MDU Resources Group, Inc.	2,820	60,856
OGE Energy Corporation	1,460	56,852
NSTAR	1,600	56,672
Alliant Energy Corporation	1,660	55,212
Energen Corporation	1,080	50,252
DPL, Inc.	1,800	48,942
AGL Resources, Inc.	1,159	44,795
N.V. Energy, Inc.	3,520	43,402
UGI Corporation	1,630	43,260
Atmos Energy Corporation	1,399	39,969
Great Plains Energy, Inc.	2,030	37,697
Westar Energy, Inc.	1,640	36,572
Aqua America, Inc.	2,040	35,843
Hawaiian Electric Industries, Inc.	1,379	30,959
Vectren Corporation	1,219	30,134
WGL Holdings, Inc.	750	25,988
IDACORP, Inc.	720	24,926
Cleco Corporation	910	24,160
Black Hills Corporation	580	17,603
PNM Resources, Inc.	1,300	16,289
Dynegy, Inc. — Class A*	7,570	9,538

Total Utilities		851,592

Consumer Staples - 2.4%
Church & Dwight Company, Inc.	1,060	70,967
Energizer Holdings, Inc.*	1,050	65,898
Ralcorp Holdings, Inc.*	820	55,580
Green Mountain Coffee Roasters, Inc.*	520	50,346
Hansen Natural Corporation*	1,060	45,983
NBTY, Inc.*	949	45,533
Smithfield Foods, Inc.*	2,120	43,969
Corn Products International, Inc.	1,130	39,166
Alberto-Culver Company — Class B	1,280	33,472
BJ’s Wholesale Club, Inc.*	840	31,072
Flowers Foods, Inc.	1,160	28,698
Universal Corporation	368	19,390
Ruddick Corporation	610	19,300
Lancaster Colony Corporation	290	17,098
Tootsie Roll Industries, Inc.	400	10,817

Total Consumer Staples		577,289

Telecommunication Services - 0.5%
Telephone & Data Systems, Inc.	1,380	46,713
tw telecom inc — Class A*	2,250	40,838

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Mid-Cap 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 61.7% (continued)
Telecommunication Services - 0.5% (continued)
Syniverse Holdings, Inc.*	1,040	$20,249
Cincinnati Bell, Inc.*	3,020	10,298

Total Telecommunication Services		118,098

TOTAL COMMON STOCKS
(Cost $12,770,118)		14,666,360
WARRANTS(b) - 0.0%
Consumer Discretionary - 0.0%
Krispy Kreme Doughnuts, Inc.* $12.21, 3/2/2012	155	1

TOTAL WARRANTS
(Cost $—)		1

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b)† - 37.8%
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	2,239,399	2,239,399
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	2,049,194	2,049,194
UBS Financial Services, Inc. issued 03/31/10 at 0.01% due 04/01/10	1,169,001	1,169,001
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	1,169,001	1,169,001
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	1,169,001	1,169,001
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	1,169,001	1,169,001

TOTAL REPURCHASE AGREEMENTS
(Cost $8,964,597)		8,964,597

Total Investments - 99.5%
(Cost $21,734,715)		$23,630,958
Cash & Other Assets, Less Liabilities - 0.5%		128,339

Total Net Assets - 100.0%		$23,759,297

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED(a)
June 2010 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Market Value of Contracts $4,326,850)	55	$61,596

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital, LLC April 2010 S&P MidCap 400 Index Swap, Terminating 04/01/10††† (Notional Market Value $14,388,679)	18,216	$516,785
Goldman Sachs International April 2010 S&P MidCap 400 Index Swap, Terminating 04/27/10††† (Notional Market Value $2,278,949)	2,885	9,398

(Total Notional Market Value
$16,667,628)		$526,183

*	Non-income producing security

†	Repurchase Agreements.

††	All or a portion of this security is pledged as equity index swap collateral at March 31, 2010.

†††	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

Schedule of Investments	Alternative Invesment Funds
March 31, 2010	Multi-Cap Core Equity Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 53.1%
Information Technology - 9.8%
Apple, Inc.*	100	$23,493
International Business Machines Corporation	150	19,238
Microsoft Corporation	650	19,026
Google, Inc. — Class A*	30	17,010
Intel Corporation	740	16,472
Hewlett-Packard Company	300	15,945
Oracle Corporation	470	12,074
Cree, Inc.*	130	9,129
Cisco Systems, Inc.*	290	7,549
Western Digital Corporation*	190	7,408
Atheros Communications, Inc.*	190	7,355
OSI Systems, Inc.*	260	7,293
Jabil Circuit, Inc.	440	7,124
Harris Corporation	150	7,123
Sybase, Inc.*	150	6,993
IAC*	300	6,822
Jack Henry & Associates, Inc.	280	6,737
InterDigital, Inc.*	240	6,686
Automatic Data Processing, Inc.	150	6,670
VMware, Inc. — Class A*	120	6,396
Synopsys, Inc.*	280	6,264
Convergys Corporation*	500	6,130
SAIC, Inc.*	340	6,018
SYNNEX Corporation*	200	5,912
Keynote Systems, Inc.	510	5,809
ePlus, Inc.*	330	5,791
Skyworks Solutions, Inc.*	370	5,772
Dynamics Research Corporation*	490	5,522
Tech Data Corporation*	130	5,447
Maxim Integrated Products, Inc.	280	5,429
Hughes Communications, Inc.*	190	5,291
Xerox Corporation	542	5,284
Virtusa Corporation*	500	5,155
TeleTech Holdings, Inc.*	300	5,124
American Software, Inc. — Class A	870	5,055
Communications Systems, Inc.	390	5,043
QUALCOMM, Inc.	110	4,619
United Online, Inc.	600	4,488
Avnet, Inc.*	140	4,200
Multi-Fineline Electronix, Inc.*	160	4,122
Ariba, Inc.*	320	4,112
Tessera Technologies, Inc.*	200	4,056
Broadcom Corporation — Class A	120	3,982
Corning, Inc.	190	3,840
Motorola, Inc.*	520	3,650
ModusLink Global Solutions, Inc.*	420	3,541
Juniper Networks, Inc.*	110	3,375
Marvell Technology Group, Ltd.*	160	3,261
Cognizant Technology Solutions Corporation — Class A*	60	3,059
Cray, Inc.*	510	3,034
NCI, Inc. — Class A*	100	3,023
Broadridge Financial Solutions, Inc.	140	2,993
Oplink Communications, Inc.*	160	2,966
Super Micro Computer, Inc.*	170	2,938
Dolby Laboratories, Inc. — Class A*	50	2,933

		Market
	Shares	Value
COMMON STOCKS(a) - 53.1% (continued)
Information Technology - 9.8% (continued)
Loral Space & Communications, Inc.*	80	$2,810
SanDisk Corporation*	80	2,770
STEC, Inc.*	230	2,755
Novatel Wireless, Inc.*	390	2,625
TriQuint Semiconductor, Inc.*	360	2,520
Aviat Networks, Inc.*	380	2,519
DST Systems, Inc.	60	2,487
Sigma Designs, Inc.*	210	2,463
Insight Enterprises, Inc.*	150	2,154
Amkor Technology, Inc.*	270	1,909
FEI Company*	80	1,833
S1 Corporation*	310	1,829
Lender Processing Services, Inc.	40	1,510
Factset Research Systems, Inc.	20	1,467
Comtech Telecommunications Corporation*	40	1,280
Brocade Communications Systems, Inc.*	220	1,256
F5 Networks, Inc.*	20	1,230
Xilinx, Inc.	40	1,020
Texas Instruments, Inc.	40	979
Heartland Payment Systems, Inc.	50	930
Visa, Inc. — Class A	10	910
Anaren, Inc.*	60	854
MicroStrategy, Inc. — Class A*	10	851
Activision Blizzard, Inc.	50	603
China Security & Surveillance Technology, Inc.*	50	385
AOL, Inc.*	8	202
PAR Technology Corporation*	30	182
EMS Technologies, Inc.*	10	166
StarTek, Inc.*	10	70

Total Information Technology		416,350

Financials - 9.0%
JPMorgan Chase & Company	460	20,585
Wells Fargo & Company	640	19,917
Bank of America Corporation	1,090	19,457
Goldman Sachs Group, Inc.	80	13,650
Public Storage	100	9,199
PNC Financial Services Group, Inc.	150	8,955
Ameriprise Financial, Inc.	190	8,618
Morgan Stanley	290	8,494
Aflac, Inc.	150	8,144
New York Community Bancorp, Inc.	470	7,774
Associated Estates Realty Corporation	530	7,309
Ares Capital Corporation	490	7,272
Annaly Capital Management, Inc.	410	7,044
Unitrin, Inc.	250	7,012
Discover Financial Services	470	7,003
Assurant, Inc.	200	6,876
Reinsurance Group of America, Inc. — Class A	130	6,828
BB&T Corporation	210	6,802
Delphi Financial Group, Inc. — Class A	270	6,793

Schedule of Investments	Alternative Investment Funds
March 31, 2010	Multi-Cap Core Equity Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 53.1% (continued)
Financials - 9.0% (continued)
Alexandria Real Estate Equities, Inc.	100	$6,760
BlackRock, Inc. — Class A	30	6,533
Associated Banc-Corporation	470	6,486
US Bancorp	250	6,470
PartnerRe, Ltd.	80	6,378
Duke Realty Corporation	510	6,324
Transatlantic Holdings, Inc.	110	5,808
First Horizon National Corporation*	401	5,631
Getty Realty Corporation	240	5,616
California First National Bancorp	420	5,607
Dynex Capital, Inc.	620	5,580
Santander BanCorp*	450	5,521
American International Group, Inc.*	160	5,462
Hatteras Financial Corporation	210	5,412
American Capital Agency
Corporation	210	5,376
Validus Holdings, Ltd.	190	5,231
Mission West Properties, Inc.	760	5,229
American Safety Insurance Holdings, Ltd.*	310	5,143
FBL Financial Group, Inc. — Class A	210	5,141
International Assets Holding Corporation*	340	5,090
Agree Realty Corporation	220	5,029
Anworth Mortgage Asset Corporation	700	4,718
Capital One Financial Corporation	110	4,555
World Acceptance Corporation*	120	4,330
Hartford Financial Services Group, Inc.	150	4,263
Prudential Financial, Inc.	70	4,235
Century Bancorp, Inc. — Class A	220	4,224
SunTrust Banks, Inc.	140	3,751
CME Group, Inc. — Class A	10	3,161
Oriental Financial Group, Inc.	230	3,105
CNB Financial Corporation	200	3,088
Loews Corporation	80	2,982
Genworth Financial, Inc. — Class A*	160	2,934
Maiden Holdings, Ltd.	330	2,439
Capstead Mortgage Corporation	190	2,272
Mercury General Corporation	50	2,186
Entertainment Properties Trust	50	2,056
Advance America Cash Advance Centers, Inc.	340	1,979
Susquehanna Bancshares, Inc.	160	1,570
Sun Communities, Inc.	60	1,512
First Mercury Financial Corporation	110	1,433
SWS Group, Inc.	120	1,384
Hercules Technology Growth Capital, Inc.	130	1,377
Fidelity National Financial, Inc. — Class A	90	1,334
Oppenheimer Holdings, Inc. — Class A	50	1,275
Citigroup, Inc.*	310	1,255

		Market
	Shares	Value
COMMON STOCKS(a) - 53.1% (continued)
Financials - 9.0% (continued)
First Defiance Financial Corporation	120	$1,214
Universal Insurance Holdings, Inc.	240	1,214
MGIC Investment Corporation*	110	1,207
Hudson City Bancorp, Inc.	70	991
Legg Mason, Inc.	20	573
Ocwen Financial Corporation*	50	555
Farmers Capital Bank Corporation	50	428
MainSource Financial Group, Inc.	30	202
Pacific Capital Bancorp North America	100	181
Marshall & Ilsley Corporation	10	80

Total Financials		381,622

Health Care - 7.2%
Johnson & Johnson	220	14,344
Abbott Laboratories	230	12,116
Perrigo Company	150	8,808
Gilead Sciences, Inc.*	190	8,641
Hospira, Inc.*	150	8,498
Baxter International, Inc.	140	8,148
AmerisourceBergen Corporation — Class A	280	8,098
Pfizer, Inc.	469	8,043
Medco Health Solutions, Inc.*	120	7,747
ResMed, Inc.*	120	7,638
Alexion Pharmaceuticals, Inc.*	140	7,612
Life Technologies Corporation*	140	7,318
McKesson Corporation	110	7,229
Thermo Fisher Scientific, Inc.*	140	7,202
Allergan, Inc.	110	7,185
Intuitive Surgical, Inc.*	20	6,963
Emergency Medical Services Corporation — Class A*	120	6,786
Genzyme Corporation*	130	6,738
Watson Pharmaceuticals, Inc.*	160	6,683
Amedisys, Inc.*	120	6,626
Cubist Pharmaceuticals, Inc.*	290	6,537
Eli Lilly & Company	180	6,520
American Medical Systems Holdings, Inc.*	350	6,503
IDEXX Laboratories, Inc.*	110	6,331
Universal Health Services, Inc. — Class B	180	6,316
CareFusion Corporation*	230	6,079
MWI Veterinary Supply, Inc.*	150	6,060
Par Pharmaceutical Companies, Inc.*	240	5,952
Accelrys, Inc.*	930	5,729
Humana, Inc.*	120	5,612
RehabCare Group, Inc.*	190	5,181
Catalyst Health Solutions, Inc.*	120	4,966
Merck & Company, Inc.	130	4,856
Medical Action Industries, Inc.*	370	4,540
PDL BioPharma, Inc.	670	4,161
Medicis Pharmaceutical Corporation — Class A	160	4,026
Hi-Tech Pharmacal Company, Inc.*	180	3,985
Invacare Corporation	150	3,981

Schedule of Investments	Alternative Investment Funds
March 31, 2010	Multi-Cap Core Equity Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 53.1% (continued)
Health Care - 7.2% (continued)
Valeant Pharmaceuticals International*	80	$3,433
Orthofix International N.V.*	90	3,274
Express Scripts, Inc. — Class A*	30	3,053
Parexel International Corporation*	130	3,030
Allscripts-Misys Healthcare Solutions, Inc.*	140	2,738
Symmetry Medical, Inc.*	260	2,610
Centene Corporation*	100	2,404
OSI Pharmaceuticals, Inc.*	40	2,382
Kindred Healthcare, Inc.*	120	2,166
Amsurg Corporation — Class A*	90	1,943
Biospecifics Technologies Corporation*	70	1,942
Quidel Corporation*	130	1,890
Amgen, Inc.*	30	1,793
Mednax, Inc.*	30	1,746
Cerner Corporation*	20	1,701
Impax Laboratories, Inc.*	90	1,609
Becton Dickinson and Company	20	1,575
Micrus Endovascular Corporation*	70	1,380
LHC Group, Inc.*	40	1,341
Celgene Corporation*	20	1,239
Biogen Idec, Inc.*	20	1,147
Mylan, Inc.*	20	454
Inverness Medical Innovations, Inc.*	10	390
Human Genome Sciences, Inc.*	10	302

Total Health Care		305,300

Industrials - 6.9%
General Electric Company	830	15,106
L-3 Communications Holdings, Inc.	90	8,247
Northrop Grumman Corporation	120	7,868
Alaska Air Group, Inc.*	190	7,834
Triumph Group, Inc.	110	7,710
Republic Services, Inc. — Class A	260	7,545
Lockheed Martin Corporation	90	7,490
Raytheon Company	130	7,426
AO Smith Corporation	140	7,360
KBR, Inc.	320	7,091
Standex International Corporation	270	6,958
Shaw Group, Inc.*	200	6,884
United Stationers, Inc.*	110	6,474
Barrett Business Services, Inc.	470	6,373
Apogee Enterprises, Inc.	400	6,324
Willis Lease Finance Corporation*	400	6,312
Delta Air Lines, Inc.*	430	6,274
Briggs & Stratton Corporation	320	6,240
Waste Connections, Inc.*	180	6,113
Astronics Corporation*	620	6,082
Snap-On, Inc.	140	6,068
Kaman Corporation	240	6,002
Valmont Industries, Inc.	70	5,798
Universal Forest Products, Inc.	150	5,778

		Market
	Shares	Value
COMMON STOCKS(a) - 53.1% (continued)
Industrials - 6.9% (continued)
Diamond Management & Technology Consultants, Inc. — Class A	720	$5,652
Eastern Company	410	5,551
School Specialty, Inc.*	240	5,450
Horizon Lines, Inc. — Class A	980	5,331
Crane Company	140	4,970
VSE Corporation	120	4,939
Powell Industries, Inc.*	150	4,880
Avis Budget Group, Inc.*	420	4,830
International Shipholding Corporation	160	4,703
Kimball International, Inc. — Class B	660	4,587
Dollar Thrifty Automotive Group, Inc.*	140	4,498
NACCO Industries, Inc. — Class A	60	4,449
Integrated Electrical Services, Inc.*	780	4,407
Watts Water Technologies, Inc. — Class A	140	4,348
Consolidated Graphics, Inc.*	100	4,141
SPX Corporation	60	3,979
Griffon Corporation*	300	3,738
Eaton Corporation	40	3,031
Emerson Electric Company	60	3,020
United Technologies Corporation	40	2,944
Oshkosh Corporation	70	2,824
DynCorp International, Inc. — Class A*	240	2,760
Carlisle Companies, Inc.	70	2,667
Masco Corporation	160	2,483
First Solar, Inc.*	20	2,453
Geo Group, Inc.*	120	2,378
WW Grainger, Inc.	20	2,162
United Parcel Service, Inc. — Class B	30	1,932
AAR Corporation*	70	1,737
General Dynamics Corporation	20	1,544
Interline Brands, Inc.*	80	1,531
Beacon Roofing Supply, Inc.*	80	1,531
Mueller Industries, Inc.	50	1,340
Primoris Services Corporation	170	1,316
Woodward Governor Company	40	1,279
Bowne & Company, Inc.	60	670
Titan International, Inc.	30	262
EMCOR Group, Inc.*	10	246

Total Industrials		291,920

Consumer Discretionary - 6.4%
Comcast Corporation — Class A	550	10,351
TJX Companies, Inc.	240	10,205
McDonald’s Corporation	140	9,341
Ross Stores, Inc.	150	8,020
Jo-Ann Stores, Inc.*	190	7,976
Chipotle Mexican Grill, Inc. — Class A*	70	7,887
Corinthian Colleges, Inc.*	440	7,740
Big Lots, Inc.*	210	7,648

Schedule of Investments	Alternative Investment Funds
March 31, 2010	Multi-Cap Core Equity Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 53.1% (continued)
Consumer Discretionary - 6.4% (continued)
PetSmart, Inc.	230	$7,351
Cinemark Holdings, Inc.	400	7,336
Regal Entertainment Group — Class A	400	7,028
Whirlpool Corporation	80	6,980
Family Dollar Stores, Inc.	190	6,956
Dick’s Sporting Goods, Inc.*	260	6,789
Liberty Global, Inc. — Class A*	230	6,707
Group 1 Automotive, Inc.*	210	6,690
Kohl’s Corporation*	120	6,573
Leggett & Platt, Inc.	300	6,492
Unifirst Corporation	120	6,180
Scholastic Corporation	220	6,160
World Wrestling Entertainment, Inc. — Class A	330	5,709
Books-A-Million, Inc. — Class A	780	5,647
Staples, Inc.	240	5,614
Core-Mark Holding Company, Inc.*	180	5,510
Amazon.com, Inc.*	40	5,429
Aeropostale, Inc.*	165	4,757
Washington Post Company — Class B	10	4,442
Ford Motor Company*	350	4,399
DIRECTV — Class A*	120	4,057
Limited Brands, Inc.	160	3,939
Target Corporation	70	3,682
Carrols Restaurant Group, Inc.*	520	3,536
Polo Ralph Lauren Corporation — Class A	40	3,401
Destination Maternity Corporation*	130	3,336
Fred’s, Inc. — Class A	270	3,235
Sport Supply Group, Inc.	230	3,091
G-III Apparel Group, Ltd.*	110	3,032
WMS Industries, Inc.*	70	2,936
Skechers U.S.A., Inc. — Class A*	80	2,906
CKE Restaurants, Inc.	260	2,878
Time Warner, Inc.	90	2,814
Barnes & Noble, Inc.	120	2,594
Bob Evans Farms, Inc.	80	2,473
Williams-Sonoma, Inc.	90	2,366
Dolan Media Company*	190	2,065
Viacom, Inc. — Class B*	60	2,063
Big 5 Sporting Goods Corporation	130	1,979
Texas Roadhouse, Inc. — Class A*	140	1,945
Apollo Group, Inc. — Class A*	30	1,839
Retail Ventures, Inc.*	190	1,807
DSW, Inc. — Class A*	70	1,787
Standard Motor Products, Inc.	180	1,786
Carnival Corporation	40	1,555
Lincoln Educational Services Corporation*	60	1,518
NetFlix, Inc.*	20	1,475
Einstein Noah Restaurant Group, Inc.*	120	1,458
Wendy’s — Class A	240	1,200
ITT Educational Services, Inc.*	10	1,125
Time Warner Cable, Inc. — Class A	20	1,066
Fortune Brands, Inc.	20	970
Meritage Homes Corporation*	40	840

		Market
	Shares	Value
COMMON STOCKS(a) - 53.1% (continued)
Consumer Discretionary - 6.4% (continued)
Stein Mart, Inc.*	90	$813
Rick’s Cabaret International, Inc.*	50	640
Liberty Media Corporation — Starz*	10	547
CTC Media, Inc.	20	344
Isle of Capri Casinos, Inc.*	30	233

Total Consumer Discretionary		271,248

Energy - 4.2%
Exxon Mobil Corporation	360	24,113
Chevron Corporation	190	14,408
XTO Energy, Inc.	170	8,021
Williams Companies, Inc.	320	7,392
Southern Union Company	270	6,850
Helmerich & Payne, Inc.	170	6,474
Diamond Offshore Drilling, Inc.	70	6,217
ConocoPhillips	120	6,140
Holly Corporation	220	6,140
Clayton Williams Energy, Inc.*	170	5,946
SEACOR Holdings, Inc.*	70	5,646
Atwood Oceanics, Inc.*	160	5,541
ATP Oil & Gas Corporation*	290	5,455
Southwestern Energy Company*	130	5,294
Chesapeake Energy Corporation	210	4,964
Frontier Oil Corporation	360	4,860
Exterran Holdings, Inc.*	190	4,592
Peabody Energy Corporation	100	4,570
Smith International, Inc.	100	4,282
PHI, Inc.	200	4,236
Pride International, Inc.*	130	3,914
Cal Dive International, Inc.*	520	3,812
Quicksilver Resources, Inc.*	250	3,517
World Fuel Services Corporation	120	3,197
Overseas Shipholding Group, Inc.	80	3,138
Delek US Holdings, Inc.	340	2,475
Marathon Oil Corporation	70	2,215
Tetra Technologies, Inc.*	160	1,955
James River Coal Company*	120	1,908
Halliburton Company	60	1,808
Lufkin Industries, Inc.	20	1,583
Geokinetics, Inc.*	180	1,298
Consol Energy, Inc.	30	1,280
Schlumberger, Ltd.	20	1,269
Dresser-Rand Group, Inc.*	30	943
Petroleum Development Corporation*	40	927
FMC Technologies, Inc.*	10	646
Gulfport Energy Corporation*	50	562
Green Plains Renewable Energy, Inc.*	20	285
Cheniere Energy, Inc.*	10	31

Total Energy		177,904

Consumer Staples - 3.6%
CVS Caremark Corporation	300	10,968
Procter & Gamble Company	170	10,756
Coca-Cola Enterprises, Inc.	340	9,404
Tyson Foods, Inc. — Class A	480	9,192
Walgreen Company	230	8,531
Kimberly-Clark Corporation	120	7,546
Smithfield Foods, Inc.*	360	7,466

Schedule of Investments	Alternative Investment Funds
March 31, 2010	Multi-Cap Core Equity Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 53.1% (continued)
Consumer Staples - 3.6% (continued)
Wal-Mart Stores, Inc.	120	$6,672
JM Smucker Company	110	6,629
Archer-Daniels-Midland Company	210	6,069
Coca-Cola Company	110	6,050
Whole Foods Market, Inc.*	150	5,422
Central Garden and Pet Company — Class A*	590	5,404
PepsiCo, Inc.	80	5,293
Zhongpin, Inc.*	380	4,826
Flowers Foods, Inc.	190	4,701
Imperial Sugar Company	300	4,653
Susser Holdings Corporation*	520	4,394
Casey’s General Stores, Inc.	130	4,082
Nu Skin Enterprises, Inc. — Class A	130	3,783
Lorillard, Inc.	50	3,762
Philip Morris International, Inc.	70	3,651
Weis Markets, Inc.	100	3,636
Dean Foods Company*	230	3,609
ConAgra Foods, Inc.	130	3,259
Kraft Foods, Inc. — Class A	90	2,722
Sysco Corporation	40	1,180
Coca-Cola Bottling Company
Consolidated	20	1,173
Kroger Company	20	433

Total Consumer Staples		155,266

Materials - 2.9%
Ashland, Inc.	150	7,916
International Paper Company	300	7,383
Cabot Corporation	230	6,992
Reliance Steel & Aluminum Company	140	6,892
Arch Chemicals, Inc.	190	6,534
Huntsman Corporation	530	6,386
RPM International, Inc.	290	6,189
Glatfelter	380	5,506
Lubrizol Corporation	60	5,503
Commercial Metals Company	350	5,271
Stepan Company	90	5,030
Innospec, Inc.	410	4,658
Steel Dynamics, Inc.	260	4,542
Temple-Inland, Inc.	210	4,290
Domtar Corporation	60	3,865
AEP Industries, Inc.*	140	3,643
MeadWestvaco Corporation	120	3,066
Bway Holding Company*	150	3,015
ICO, Inc.	370	2,990
Crown Holdings, Inc.*	110	2,966
Koppers Holdings, Inc.	100	2,832
LSB Industries, Inc.*	180	2,743
Eastman Chemical Company	40	2,547
Clearwater Paper Corporation*	50	2,462
Schnitzer Steel Industries, Inc. — Class A	40	2,101
NewMarket Corporation	20	2,060
Nucor Corporation	40	1,815
Boise, Inc.*	230	1,410

		Market
	Shares	Value
COMMON STOCKS(a) - 53.1% (continued)
Materials - 2.9% (continued)
Newmont Mining Corporation	20	$1,019

Total Materials		121,626

Utilities - 2.3%
Consolidated Edison, Inc.	180	8,017
Dominion Resources, Inc.	190	7,811
Constellation Energy Group, Inc.	200	7,022
Northeast Utilities	250	6,910
Integrys Energy Group, Inc.	140	6,633
NSTAR	180	6,376
TECO Energy, Inc.	390	6,197
CMS Energy Corporation	400	6,184
Portland General Electric Company	320	6,179
N.V. Energy, Inc.	490	6,042
Unitil Corporation	250	5,812
DPL, Inc.	210	5,710
Central Vermont Public Service Corporation	270	5,446
NRG Energy, Inc.*	230	4,807
Atmos Energy Corporation	150	4,285
NiSource, Inc.	70	1,106
AES Corporation*	100	1,100
UGI Corporation	40	1,062
Southwest Gas Corporation	30	898

Total Utilities		97,597

Telecommunication Services - 0.8%
AT&T, Inc.	700	18,088
Verizon Communications, Inc.	360	11,167
tw telecom inc — Class A*	290	5,264
Sprint Nextel Corporation*	80	304

Total Telecommunication Services		34,823

TOTAL COMMON STOCKS
(Cost $1,713,595)		2,253,656

Schedule of Investments	Alternative Investment Funds
March 31, 2010	Multi-Cap Core Equity Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b)† - 43.7%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	$564,296	$564,296
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	321,912	321,912
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	321,913	321,913
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	321,912	321,912
UBS Financial Services, Inc. issued 03/31/10 at 0.01% due 04/01/10	321,912	321,912

TOTAL REPURCHASE AGREEMENTS (Cost $1,851,944)		1,851,944

	Face	Market
	Amount	Value
Total Investments - 96.8%
(Cost $3,565,539)		$4,105,600
Cash & Other Assets, Less Liabilities - 3.2%		136,461

Total Net Assets - 100.0%		$4,242,061

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED(a)
June 2010 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $1,048,500)	18	$26,166
June 2010 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Market Value of Contracts $1,022,710)	13	22,887

(Total Aggregate Market Value of Contracts $2,071,210)		$49,053

*	Non-income producing security

†	Repurchase Agreements.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

Consolidated Schedule of Investments	Alternative Investment Funds
March 31, 2010	Multi-Hedge Strategies Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 44.5%
Information Technology - 6.9%
3Com Corporation*§	62,410	$479,933
Computer Sciences Corporation*§	1,380	75,196
Hewitt Associates,Inc. — Class A* §	1,890	75,184
Tech Data Corporation*§	1,500	62,850
Corning, Inc.	3,080	62,247
Sohu.com, Inc.* §	1,020	55,692
Fiserv, Inc.* §	1,090	55,328
Akamai Technologies, Inc.* §	1,730	54,339
Diebold, Inc. §	1,690	53,674
EMC Corporation*§	2,930	52,857
CA, Inc. §	2,180	51,165
Compuware Corporation* §	6,020	50,568
Altera Corporation§	2,080	50,565
Switch & Data Facilities Company, Inc.*	2,760	49,018
BroadridgeFinancialSolutions,Inc. §	2,000	42,760
WebMD Health Corporation — Class A*§	830	38,495
Micron Technology, Inc.* §	3,620	37,612
eBay, Inc.* §	1,310	35,305
QLogic Corporation* §	1,580	32,074
International Business Machines Corporation§	250	32,062
Brocade Communications Systems, Inc.* §	5,510	31,462
Cypress Semiconductor Corp.* §	2,220	25,530
ANSYS, Inc.* §	570	24,590
Cree, Inc.* §	310	21,768
Ingram Micro, Inc. — Class A* §	1,120	19,656
Ciena Corporation* §	1,230	18,745
F5 Networks, Inc.* §	280	17,223
Western Digital Corporation*§	440	17,156
Apple, Inc.* §	70	16,445
Broadcom Corporation — Class A§	480	15,926
Fidelity National Information Services, Inc. §	670	15,705
Red Hat, Inc.* §	390	11,415
Silicon Laboratories, Inc.* §	230	10,964
Factset Research Systems, Inc.	130	9,538
Marvell Technology Group, Ltd.* §	450	9,171
Teradata Corporation*§	240	6,934
Fairchild Semiconductor International, Inc. — Class A*	590	6,284
Google, Inc. — Class A*	10	5,670
Cognizant Technology Solutions Corporation — Class A*§	100	5,098
Jabil Circuit, Inc. §	300	4,857
Amphenol Corporation — Class A§	40	1,688

Total Information Technology		1,742,749

Financials - 6.3%
Allied Capital Corporation*	28,810	143,186
Riskmetrics Group, Inc.*	4,270	96,545
Allied World Assurance Company Holdings, Ltd.	1,700	76,245
Annaly Capital Management, Inc.	4,130	70,953
First Horizon National Corporation*	5,011	70,399
American Financial Group, Inc.	2,280	64,866

		Market
	Shares	Value
COMMON STOCKS(a) - 44.5% (continued)
Financials - 6.3% (continued)
Digital Realty Trust, Inc.	1,110	$60,162
Discover Financial Services	3,690	54,981
BB&T Corporation	1,640	53,120
Hudson City Bancorp, Inc.	3,560	50,410
M&T Bank Corporation	560	44,453
MetLife, Inc.	960	41,606
IntercontinentalExchange, Inc.*	370	41,507
Federated Investors, Inc. — Class B	1,570	41,417
BlackRock, Inc. — Class A	190	41,374
Brown & Brown, Inc.	2,270	40,678
Assurant, Inc.	990	34,036
Raymond James Financial, Inc.	1,030	27,542
HRPT Properties Trust	3,310	25,752
Student Loan Corporation	670	23,805
Axis Capital Holdings, Ltd.	740	23,132
Unum Group	910	22,541
Torchmark Corporation	420	22,474
Public Storage	240	22,078
Genworth Financial, Inc. — Class A*	1,150	21,091
HCP, Inc.	610	20,130
Harleysville National Corporation	2,910	19,497
BancorpSouth, Inc.	930	19,493
Wesco Financial Corporation	50	19,275
CME Group, Inc. — Class A	60	18,967
Forest City Enterprises, Inc. — Class A*	1,220	17,580
Commerce Bancshares, Inc.	420	17,279
Ameriprise Financial, Inc.	370	16,783
Hospitality Properties Trust	680	16,286
Health Care REIT, Inc.	360	16,283
First Citizens BancShares, Inc. — Class A	80	15,901
Host Hotels & Resorts, Inc.	1,000	14,650
Senior Housing Properties Trust	600	13,290
Douglas Emmett, Inc.	850	13,064
HCC Insurance Holdings, Inc.	470	12,972
Alexandria Real Estate Equities, Inc.	170	11,492
Duke Realty Corporation	850	10,540
Corporate Office Properties Trust SBI MD	240	9,631
Janus Capital Group, Inc.	660	9,431
Associated Banc-Corporation	670	9,246
Endurance Specialty Holdings, Ltd.	200	7,430
Hanover Insurance Group, Inc.	170	7,414
Morgan Stanley	250	7,323
NASDAQ OMX Group, Inc.*	330	6,970
Transatlantic Holdings, Inc.	130	6,864
AmeriCredit Corporation*	280	6,653
W.R. Berkley Corporation	250	6,522
Aflac, Inc.	90	4,886
Popular, Inc.	1,590	4,627
StanCorp Financial Group, Inc.	90	4,287
US Bancorp	150	3,882
TD Ameritrade Holding Corporation*	180	3,431
Prudential Financial, Inc.	50	3,025
Invesco, Ltd.	130	2,848

Consolidated Schedule of Investments	Alternative Investment Funds
March 31, 2010	Multi-Hedge Strategies Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 44.5% (continued)
Financials - 6.3% (continued)
Cullen	40	$2,232
Protective Life Corporation	90	1,979
Lazard, Ltd. — Class A	50	1,785
Brandywine Realty Trust	140	1,709
Eaton Vance Corporation	50	1,677
Liberty Property Trust	10	339
Washington Federal, Inc.	10	203

Total Financials		1,602,229

Consumer Discretionary - 6.0%
Stanley Black & Decker, Inc.	5,265	302,264
Interpublic Group of Companies, Inc.* §	9,080	75,546
Comcast Corporation — Class A§	3,880	73,022
Burger King Holdings, Inc. §	3,430	72,922
Hasbro, Inc. §	1,670	63,928
priceline.com, Inc.* §	190	48,450
Ross Stores, Inc. §	760	40,637
Darden Restaurants, Inc. §	850	37,859
Big Lots, Inc.* §	900	32,778
Liberty Global, Inc. — Class A*§	1,120	32,659
Family Dollar Stores, Inc. §	830	30,386
Garmin, Ltd.	770	29,630
Lennar Corporation — Class A §	1,700	29,257
VF Corporation §	350	28,052
Liberty Media Corp. - Starz*§	400	21,872
PetSmart, Inc. §	680	21,733
Amazon.com, Inc.* §	160	21,717
Dollar General Corporation* §	860	21,715
Interactive Data Corporation §	670	21,440
Dollar Tree, Inc.* §	360	21,319
NIKE, Inc. — Class B	290	21,315
Polo Ralph Lauren Corporation — Class A	250	21,260
NetFlix, Inc.* §	280	20,647
AutoNation, Inc.* §	1,100	19,888
LKQ Corporation* §	970	19,691
Viacom, Inc. — Class B* §	540	18,565
Autoliv, Inc. §	350	18,035
Guess?, Inc. §	380	17,852
Kohl’s Corporation*	320	17,530
Virgin Media, Inc. §	880	15,189
Royal Caribbean Cruises, Ltd.* §	400	13,196
Lowe’s Companies, Inc. §	540	13,090
Federal Mogul Corporation* §	710	13,036
Time Warner Cable,Inc.— Class A§	240	12,794
Brinker International, Inc. §	600	11,568
Ford Motor Company*§	910	11,439
Thor Industries, Inc. §	370	11,178
Gap, Inc. §	480	11,093
Phillips-Van Heusen Corporation	190	10,898
Nordstrom, Inc.	260	10,621
TJX Companies, Inc. §	240	10,205
Service Corporation International	1,090	10,006
DISH Network Corp. — Class A §	470	9,785
CBS Corporation — Class B§	670	9,340
Best Buy Company, Inc. §	210	8,933
BorgWarner, Inc.* §	230	8,781

		Market
	Shares	Value
COMMON STOCKS(a) - 44.5% (continued)
Consumer Discretionary - 6.0% (continued)
Staples, Inc. §	370	$8,654
, Ltd. Brands, Inc. §	350	8,617
Bed Bath & Beyond, Inc.* §	190	8,314
H&R Block, Inc.	430	7,654
Madison Square Garden, Inc. — Class A*	330	7,171
AutoZone, Inc.* §	40	6,924
CTC Media, Inc. §	400	6,888
Sherwin-Williams Company §	90	6,091
Warner Music Group Corp.*§	860	5,951
Lamar Advertising Company — Class A*§	170	5,839
Advance Auto Parts, Inc. §	130	5,450
International Speedway Corporation — Class A §	210	5,412
Coach, Inc.	130	5,137
O’Reilly Automotive, Inc.* §	120	5,005
Harley-Davidson, Inc. §	170	4,772
TRW Automotive Holdings Corporation*§	160	4,573
Carnival Corporation	100	3,888
Leggett & Platt, Inc.	170	3,679
GameStop Corp. — Class A* §	160	3,506
Sears Holdings Corporation*	30	3,253
Target Corporation	50	2,630

Total Consumer Discretionary		1,512,529

Utilities - 5.3%
Allegheny Energy, Inc.	12,290	282,670
NRG Energy, Inc.* §	3,730	77,957
American Water Works Company, Inc. §	3,560	77,466
Northeast Utilities §	2,790	77,116
Questar Corporation §	1,780	76,896
Xcel Energy, Inc. §	3,600	76,320
Atmos Energy Corporation	2,670	76,282
DPL, Inc. §	2,800	76,132
CMS Energy Corporation §	4,870	75,290
PG&E Corporation§	1,760	74,659
Wisconsin Energy Corporation§	1,460	72,139
Energen Corporation §	1,520	70,726
OGE Energy Corporation §	1,490	58,020
DTE Energy Company §	1,100	49,060
AES Corporation*§	2,980	32,780
American Electric Power Company, Inc. §	940	32,129
Entergy Corporation §	310	25,218
NiSource, Inc. §	1,310	20,698
FPL Group, Inc. §	140	6,766
Dynegy, Inc. — Class A* §	2,870	3,616
Mirant Corporation* §	310	3,367
CenterPoint Energy, Inc. §	100	1,436
MDU Resources Group, Inc. §	20	432

Total Utilities		1,347,175

Health Care - 5.1%
Varian, Inc.* §	5,310	274,952
Biogen Idec, Inc.* §	1,670	95,791
Watson Pharmaceuticals, Inc.* §	1,830	76,439
LifePoint Hospitals, Inc.* §	2,040	75,031

Consolidated Schedule of Investments	Alternative Investment Funds
March 31, 2010	Multi-Hedge Strategies Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 44.5% (continued)
Health Care - 5.1%
Amgen, Inc.* §	1,240	$74,102
Baxter International, Inc. §	1,260	73,332
ResMed, Inc.* §	1,140	72,561
Millipore Corporation* §	640	67,584
Universal Health Services, Inc. — Class B §	1,900	66,671
Lincare Holdings, Inc.* §	1,140	51,163
Community Health Systems,Inc.* §	1,290	47,640
Abbott Laboratories§	630	33,188
Henry Schein, Inc.* §	510	30,039
Endo Pharmaceuticals Holdings, Inc.* §	1,220	28,902
Omnicare, Inc. §	1,020	28,856
AmerisourceBergen Corporation — Class A §	930	26,896
Mylan, Inc.* §	1,080	24,527
Kinetic Concepts, Inc.* §	460	21,993
Thermo Fisher Scientific, Inc.* §	420	21,605
Intuitive Surgical, Inc.* §	40	13,925
Hospira, Inc.* §	220	12,463
Express Scripts, Inc. — Class A*§	100	10,176
VCA Antech, Inc.* §	350	9,810
Johnson & Johnson§	130	8,476
Health Management Associates, Inc. — Class A* §	860	7,396
Bristol-Myers Squibb Company§	180	4,806
Allscripts-Misys Healthcare Solutions, Inc.* §	240	4,694
Boston Scientific Corporation*§	650	4,693
McKesson Corporation §	70	4,600
Gilead Sciences, Inc.* §	90	4,093
Perrigo Company §	40	2,349
Edwards LifesciencesCorp.* §	20	1,978
Coventry Health Care, Inc.* §	30	742

Total Health Care		1,281,473

Energy - 4.4%
BJ Services Company	20,420	436,988
Smith International, Inc.	3,000	128,460
XTO Energy, Inc.	2,110	99,550
Overseas Shipholding Group, Inc.	1,260	49,430
Murphy Oil Corporation	750	42,142
Rowan Companies, Inc.*	1,350	39,299
Anadarko Petroleum Corporation	530	38,600
Hess Corporation	590	36,904
Whiting Petroleum Corporation*	390	31,528
Concho Resources, Inc.*	580	29,209
Occidental Petroleum Corporation	320	27,053
Pride International, Inc.*	830	24,991
EOG Resources, Inc.	220	20,447
Williams Companies, Inc.	820	18,942
National Oilwell Varco, Inc.	360	14,609
Peabody Energy Corporation	300	13,710
Chevron Corporation	150	11,374
Alpha Natural Resources, Inc.*	170	8,481
Arch Coal, Inc.	310	7,083
Frontline, Ltd.	220	6,739
Tidewater, Inc.	130	6,145
Continental Resources, Inc.*	130	5,531
Dresser-Rand Group, Inc.*	170	5,341

		Market
	Shares	Value
COMMON STOCKS(a) - 44.5% (continued)
Energy - 4.4% (continued)
Diamond Offshore Drilling, Inc.	60	$5,329
Marathon Oil Corporation	100	3,164
Noble Energy, Inc.	30	2,190
Cabot Oil & Gas Corporation	40	1,472
Atwood Oceanics, Inc.*	30	1,039

Total Energy		1,115,750

Industrials - 4.2%
Timken Company §	2,630	78,926
Thomas & Betts Corporation*§	1,990	78,088
Alexander & Baldwin, Inc. §	2,090	69,075
Goodrich Corporation §	840	59,237
K-Tron International, Inc.*	320	47,990
Harsco Corporation §	1,480	47,271
Union Pacific Corporation§	640	46,912
United Parcel Service, Inc. — Class B §	720	46,375
Norfolk Southern Corporation §	760	42,476
L-3 Communications Holdings, Inc. — Class 3§	450	41,233
Dover Corporation §	850	39,738
WESCO International, Inc.* §	1,130	39,222
Precision Castparts Corporation §	300	38,013
CSX Corporation §	740	37,666
Gardner Denver, Inc. §	750	33,030
Kansas City Southern* §	830	30,021
Eaton Corporation §	390	29,550
TransDigm Group, Inc. §	510	27,050
WW Grainger, Inc. §	250	27,030
Bowne & Company, Inc.	2,110	23,548
ITT Corporation §	350	18,764
Roper Industries, Inc. §	290	16,774
Hubbell, Inc. — Class B §	320	16,138
Waste Services, Inc.*	1,600	15,824
Pentair, Inc. §	440	15,673
GATX Corporation §	510	14,611
Cummins, Inc. §	210	13,009
FTI Consulting, Inc.* §	310	12,189
Flowserve Corporation §	100	11,027
Joy Global, Inc. §	190	10,754
Bucyrus International, Inc. — Class A §	120	7,919
Snap-On, Inc. §	110	4,767
Trinity Industries, Inc. §	210	4,192
Robert Half International, Inc. §	60	1,826
Spirit Aerosystems Holdings, Inc. — Class A*§	40	935
Kirby Corporation*	10	382

Total Industrials		1,047,235

Consumer Staples - 3.5%
PepsiCo, Inc. §	3,850	254,716
Alberto-Culver Co. — Class B §	3,640	95,186
Church & Dwight Company, Inc. §	1,130	75,654
JM Smucker Company	1,240	74,723
Del Monte Foods Company §	4,570	66,722
ConAgra Foods, Inc. §	2,660	66,686
Dean Foods Company* §	2,670	41,892
Wal-Mart Stores, Inc. §	670	37,252
Whole Foods Market, Inc.* §	900	32,535
Philip Morris International, Inc. §	550	28,688

Consolidated Schedule of Investments	Alternative Investment Funds
March 31, 2010	Multi-Hedge Strategies Fund

		Market
	Shares	Value
Energy - 4.4% (continued)
Consumer Staples - 3.5% (continued)
Herbalife, Ltd. §	510	$23,521
Bunge, Ltd. §	380	23,419
Coca-Cola Company	370	20,350
Diedrich Coffee, Inc.* §	560	19,488
Rite Aid Corporation* §	8,780	13,170
Reynolds American, Inc. §	140	7,557
Hansen Natural Corporation* §	120	5,206

Total Consumer Staples		886,765

Materials - 2.5%
Nucor Corporation §	1,650	74,877
Reliance Steel & Aluminum Co. §	1,430	70,399
Cliffs Natural Resources, Inc. §	670	47,537
Ball Corporation §	740	39,501
Ashland, Inc.	690	36,411
Steel Dynamics, Inc. §	1,720	30,048
Allegheny Technologies, Inc. §	510	27,535
Aptargroup, Inc. §	660	25,971
Walter Energy, Inc. §	250	23,068
United States Steel Corporation §	360	22,867
Eastman Chemical Company	350	22,288
Valspar Corporation §	750	22,110
MeadWestvaco Corporation §	850	21,717
Compass Minerals International, Inc. §	270	21,662
Crown Holdings, Inc.* §	800	21,568
Bemis Company, Inc. §	720	20,678
RPM International, Inc. §	730	15,578
Huntsman Corporation §	1,220	14,701
Pactiv Corporation* §	460	11,583
International Paper Company §	390	9,598
Celanese Corporation — Class A §	290	9,237
PPG Industries, Inc. §	130	8,502
Intrepid Potash, Inc.* §	280	8,492
Albemarle Corporation §	190	8,100
Sealed Air Corporation §	340	7,167
Sonoco Products Company §	230	7,082
Cabot Corporation §	70	2,128

Total Materials		630,405

Telecommunication Services - 0.3%
Verizon Communications, Inc. §	2,090	64,832

TOTAL COMMON STOCKS (Cost $9,585,117)		11,231,142

EXCHANGE TRADED FUNDS(a) - 3.1%
Exchange Traded Funds - 3.1%
iShares MSCI Chile Investable Market Index Fund §	4,000	219,760
iShares MSCI MalaysiaIndexFund §	8,770	102,434
Vanguard Emerging Markets Fund §	1,770	74,659
iShares MSCI Emerging Markets Index Fund §	1,760	74,131
iPath India Index Fund §	1,040	69,524
iShares MSCI South Africa Index Fund §	1,100	66,473
iShares MSCI Switzerland Index Fund §	2,430	56,230
iShares MSCI South Korea Index Fund §	830	41,500

		Market
	Shares	Value
EXCHANGE TRADED FUNDS(a) - 3.1%
iShares MSCI Turkey Index Fund §	440	$25,216
iShares MSCI Sweden Index Fund	810	20,566
iShares MSCI Australia Index Fund	660	15,820
iShares MSCI Mexico Investable Market Index Fund	180	9,607
iShares MSCI Canada Index Fund §	250	6,973
iShares MSCI Japan Index Fund §	650	6,786
iShares MSCI Hong Kong Index Fund	370	6,027

Total Exchange Traded Funds		795,706

TOTAL EXCHANGE TRADED FUNDS (Cost $653,841)		795,706

CLOSED-END FUND(a) - 8.0%
Closed-End Fund - 8.0%
Cohen & Steers Infrastructure Fund, Inc. §	10,248	152,593
First Trust Enhanced Equity Income Fund §	10,390	124,057
Liberty All Star Equity Fund §	25,683	121,994
Nuveen Core Equity Alpha Fund §	9,590	118,341
Calamos Strategic Total Return Fund §	12,490	114,284
Cohen & Steers Quality Income Realty Fund, Inc. §	15,350	109,446
Eaton Vance Tax-Advantaged Dividend Income Fund §	6,026	97,501
Royce Value Trust, Inc. §	6,947	82,252
DWS Dreman Value Income Edge Fund, Inc. §	5,084	65,838
BlackrockDividendAchieversTrust §	6,760	62,327
Tri-Continental Corporation	4,830	59,264
H&Q Healthcare Investors §	4,560	58,459
John Hancock Tax-Advantaged Dividend Income Fund §	4,133	57,738
John Hancock Bank and Thrift Opportunity Fund §	3,422	57,524
Petroleum & Resources Corporation §	2,242	53,427
Macquarie Global Infrastructure Total Return Fund, Inc. §	3,307	52,714
Adams Express Company §	4,516	47,644
General American Investors Company, Inc. §	1,679	41,606
Zweig Fund, Inc. §	11,406	40,377
BlackRock Strategic Dividend Achievers Trust §	4,065	39,105
Clough Global Equity Fund §	2,522	36,140
Gabelli Global Deal Fund §	2,316	33,096
H&Q Life Sciences Investors	3,209	32,989
LMP Capital and Income Fund, Inc.	2,988	32,151
Neuberger Berman Real Estate Securities Income Fund, Inc. §	9,321	32,064
Old Mutual Claymore Long-Short Fund §	3,455	30,300
Royce Micro-Capital Trust, Inc. §	3,270	26,781
Nuveen Diversified Dividend and Income Fund §	2,420	25,942
Madison §	2,710	25,474
Nuveen Tax-Advantaged Total Return Strategy Fund	1,990	23,382

Consolidated Schedule of Investments	Alternative Investment Funds
March 31, 2010	Multi-Hedge Strategies Fund

		Market
	Shares	Value
CLOSED-END FUND(a) - 8.0%
Source Capital, Inc. §	450	$20,884
Cohen & Steers Dividend Majors Fund, Inc. §	1,860	20,720
Nuveen Tax-Advantaged Dividend Growth Fund	1,650	20,213
Liberty All Star Growth Fund, Inc.	5,310	19,859
Lazard Global Total Return and Income Fund, Inc. §	1,249	19,372
LMP Real Estate Income Fund, Inc.	1,900	17,157
Franklin Universal Trust §	2,570	15,240
Blue Chip Value Fund, Inc.	4,230	14,001
Macquarie §	1,090	13,832
Royce Focus Trust, Inc. §	1,730	11,556

TOTAL CLOSED-END FUND
(Cost $1,686,067)		2,027,644

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b)† - 35.6%
Credit Suisse Group
issued 03/31/10 at (0.02)%
due 04/01/10	$4,885,940	4,885,940
Mizuho Financial Group, Inc.
issued 03/31/10 at 0.00%
due 04/01/10	1,239,271	1,239,271
UBS Financial Services, Inc.
issued 03/31/10 at 0.01%
due 04/01/10	706,965	706,965
Morgan Stanley
issued 03/31/10 at 0.00%
due 04/01/10	706,965	706,965
Deutsche Bank
issued 03/31/10 at 0.00%
due 04/01/10	706,965	706,965
HSBC Group
issued 03/31/10 at 0.00%
due 04/01/10	706,965	706,965

TOTAL REPURCHASE AGREEMENTS
(Cost $8,953,071)		8,953,071

OPTIONS PURCHASED(a) - 0.0%
3COM Corporation
Expiring April 2010 with strike price of 7	230	1,150

TOTAL OPTION
(Cost $2,530)		1,150

Total Long Investments - 91.2%
(Cost $20,880,626)		$23,008,713

Schedule of Securities Sold Short

		Market
	Shares	Value
COMMON STOCKS(a) - (38.1)%
Oil & Gas Drilling - 0.0%
Unit Corporation*	(20)	(846)

		Market
	Shares	Value
COMMON STOCKS(a) - (38.1)%
Apparel, Accessories & Luxury Goods - 0.0%
Hanesbrands, Inc.*	(70)	$(1,947)

Security & Alarm Services - 0.0%
Brink’s Company	(70)	(1,976)

Consumer Finance - 0.0%
Capital One Financial Corporation	(50)	(2,071)

Aluminum - 0.0%
Alcoa, Inc.	(150)	(2,136)

Household Products - 0.0%
Colgate-Palmolive Company §	(70)	(5,968)

Trading Companies & Distributors - 0.0%
MSC Industrial Direct Company	(130)	(6,586)

Internet Retail - 0.0%
Expedia, Inc.	(310)	(7,738)

Diversified REIT’s - 0.0%
Vornado Realty Trust	(110)	(8,327)

Coal & Consumable Fuels - 0.0%
Massey Energy Company	(160)	(8,366)

Apparel Retail - 0.0%
American Eagle Outfitters, Inc.	(530)	(9,816)

Paper Packaging - (0.1)%
Temple-Inland, Inc.	(500)	(10,215)

Technology Distributors - (0.1)%
Arrow Electronics, Inc.*	(360)	(10,847)

Life & Health Insurance - (0.1)%
Lincoln National Corporation	(160)	(4,912)
Principal Financial Group, Inc.	(220)	(6,426)

		(11,338)

Tires & Rubber - (0.1)%
Goodyear Tire & Rubber Company*	(1,000)	(12,640)

Electronic Manufacturing Services - (0.1)%
Molex, Inc.	(10)	(209)
Trimble Navigation, Ltd.*	(450)	(12,924)

		(13,133)

Publishing - (0.1)%
New York Times Company*	(70)	(779)
Gannett Company, Inc.	(800)	(13,216)

		(13,995)

Department Stores - (0.1)%
Macy’s, Inc.	(690)	(15,021)

Leisure Products - (0.1)%
Mattel, Inc.	(680)	(15,463)

Consolidated Schedule of Investments	Alternative Investment Funds
March 31, 2010	Multi-Hedge Strategies Fund

		Market
	Shares	Value
COMMON STOCKS(a) - (38.1)% (continued)
Home Improvement Retail - (0.1)%
Home Depot, Inc.	(510)	$(16,499)

Food Retail - (0.1)%
SUPERVALU, Inc.	(1,000)	(16,680)

Multi-Line Insurance - (0.1)%
Hartford Financial Services
Group, Inc.	(60)	(1,705)
American International
Group, Inc.*	(200)	(6,828)
Loews Corporation	(230)	(8,574)

		(17,107)

Oil & Gas Storage & Transportation - (0.1)%
Teekay Corporation	(330)	(7,504)
El Paso Corporation	(960)	(10,406)

		(17,910)

Restaurants - (0.1)%
Wendy’s	(3,920)	(19,600)

Mortgage REIT’s - (0.1)%
CapitalSource, Inc.	(3,750)	(20,963)

Cable & Satellite - (0.1)%
Scripps Networks Interactive, Inc.	(70)	(3,104)
Cablevision Systems Corporation	(840)	(20,278)

		(23,382)

Auto Parts & Equipment - (0.1)%
Gentex Corporation	(360)	(6,991)
Johnson Controls, Inc.	(500)	(16,495)

		(23,486)

Electronic Components - (0.1)%
AVX Corporation	(1,690)	(23,998)

Steel - (0.1)%
Commercial Metals Company	(530)	(7,982)
AK Steel Holding Corporation	(740)	(16,916)

		(24,898)

Health Care Facilities - (0.1)%
Tenet Healthcare Corporation*	(4,500)	(25,740)

Home Furnishings - (0.1)%
Mohawk Industries, Inc.*	(490)	(26,646)

Broadcasting - (0.1)%
Central European Media
Enterprises, Ltd.*	(190)	(5,569)

Liberty Media Corporation —
Capital*	(580)	(21,095)

		(26,664)

Electronic Equipment & Instruments - (0.1)%
Itron, Inc.*	(370)	(26,851)

		Market
	Shares	Value
COMMON STOCKS(a) - (38.1)% (continued)
Housewares & Specialties - (0.1)%
Fortune Brands, Inc.	(40)	$(1,940)
Newell Rubbermaid, Inc.	(1,690)	(25,688)

		(27,628)

Reinsurance - (0.1)%
RenaissanceRe Holdings, Ltd.	(60)	(3,406)
Everest Re Group, Ltd.	(300)	(24,279)

		(27,685)

Consumer Electronics - (0.1)%
Harman International
Industries, Inc.	(620)	(29,004)

Multi - Line Insurance - (0.1)%
American National Insurance
Company	(100)	(11,354)
Unitrin, Inc.	(640)	(17,952)

		(29,306)

Other Diversified Financial Services - (0.1)%
JPMorgan Chase & Company	(200)	(8,950)
Citigroup, Inc.*	(2,430)	(9,841)
Bank of America Corporation	(780)	(13,923)

		(32,714)

Industrial Conglomerates - (0.1)%
McDermott International, Inc.*	(570)	(15,344)
3M Company	(210)	(17,550)

		(32,894)

Real Estate Services - (0.1)%
CB Richard Ellis Group, Inc.*	(840)	(13,314)
Jones Lang LaSalle, Inc.	(280)	(20,409)

		(33,723)

Office Electronics - (0.1)%
Zebra Technologies Corporation*	(1,170)	(34,632)

Office REIT’s - (0.1)%
Boston Properties, Inc.	(460)	(34,702)

Forest Products - (0.1)%
Weyerhaeuser Company	(790)	(35,763)

Life Sciences Tools & Services - (0.1)%
Covance, Inc.*	(10)	(614)
Charles River Laboratories
International, Inc.*	(900)	(35,379)

		(35,993)

Computer Hardware - (0.2)%
Dell, Inc.*	(2,560)	(38,426)

Retail REIT’s - (0.2)%
Kimco Realty Corporation	(420)	(6,569)
Regency Centers Corporation	(180)	(6,745)
Taubman Centers, Inc.	(640)	(25,549)

		(38,863)

Homebuilding - (0.2)%
MDC Holdings, Inc.	(300)	(10,383)
KB Home	(850)	(14,237)

Consolidated Schedule of Investments	Alternative Investment Funds
March 31, 2010	Multi-Hedge Strategies Fund

		Market
	Shares	Value
COMMON STOCKS(a) - (38.1)% (continued)
NVR, Inc.*	(20)	$(14,530)

		(39,150)

Fertilizers & Agricultural Chemicals - (0.2)%
Monsanto Company	(110)	(7,856)
Scotts Miracle-Gro Company	(700)	(32,445)

		(40,301)

Personal Products - (0.2)%
Estee Lauder Companies, Inc.	(660)	(42,814)

Specialized REIT’s - (0.2)%
Nationwide Health Properties, Inc.	(140)	(4,921)
Plum Creek Timber Company, Inc.	(1,070)	(41,634)

		(46,555)

Air Freight & Logistics - (0.2)%
UTi Worldwide, Inc.	(770)	(11,796)
FedEx Corporation	(380)	(35,492)

		(47,288)

Specialty Stores - (0.2)%
Dick’s Sporting Goods, Inc.*	(850)	(22,194)
Tiffany & Company	(540)	(25,645)

		(47,839)

Diversified Support Services - (0.2)%
Iron Mountain, Inc.	(1,780)	(48,772)

Brewers - (0.2)%
Molson Coors Brewing Company	(1,160)	(48,790)

Electrical Components & Equipment - (0.2)%
SunPower Corporation*	(170)	(3,213)
First Solar, Inc.*	(30)	(3,679)
Rockwell Automation, Inc.	(70)	(3,945)
General Cable Corporation*	(200)	(5,400)
AMETEK, Inc.	(830)	(34,412)

		(50,649)

Building Products - (0.2)%
Owens Corning*§	(340)	(8,650)
Masco Corporation	(1,040)	(16,141)
USG Corporation*	(1,660)	(28,486)

		(53,277)

Diversified Real Estate Activities - (0.2)%
St. Joe Company*	(1,700)	(54,995)

Multi-Sector Holdings - (0.2)%
Leucadia National Corporation*	(2,240)	(55,574)

Health Care Distributors - (0.2)%
Patterson Companies, Inc.	(1,840)	(57,132)

Diversified Banks - (0.2)%
Comerica, Inc.	(150)	(5,706)
Wells Fargo & Company	(700)	(21,784)

		Market
	Shares	Value
COMMON STOCKS(a) - (38.1)% (continued)
New York Community Bancorp, Inc.	(1,800)	$(29,772)

		(57,262)

Water Utilities - (0.2)%
Aqua America, Inc.	(3,290)	(57,805)

Environmental & Facilities Services - (0.2)%
IESI-BFC, Ltd.	(946)	(16,224)
Stericycle, Inc.*	(810)	(44,145)

		(60,369)

Systems Software - (0.2)%
McAfee, Inc.*	(100)	(4,013)
Symantec Corporation*	(3,360)	(56,851)

		(60,864)

Education Services - (0.3)%
Career Education Corporation*	(260)	(8,226)
Strayer Education, Inc.	(230)	(56,010)

		(64,236)

Communications Equipment - (0.3)%
CommScope, Inc.*	(10)	(280)
Motorola, Inc.*	(300)	(2,106)
EchoStar Corporation*	(510)	(10,343)
Tellabs, Inc.	(7,390)	(55,942)

		(68,671)

Specialized Finance - (0.3)%
NYSE Euronext	(720)	(21,319)
Moody’s Corporation	(730)	(21,718)
MSCI, Inc.*	(780)	(28,158)

		(71,195)

Casinos & Gaming - (0.3)%
MGM Mirage*	(130)	(1,560)
Scientific Games Corporation*	(480)	(6,758)
Penn National Gaming, Inc.*	(270)	(7,506)
Wynn Resorts, Ltd.	(210)	(15,924)
International Game Technology	(1,050)	(19,373)
Las Vegas Sands Corporation*	(960)	(20,304)

		(71,425)

Construction & Farm Machinery & Heavy Trucks - (0.3)%
Terex Corporation*	(330)	(7,494)
Manitowoc Company, Inc.	(700)	(9,100)
PACCAR, Inc.	(360)	(15,602)
Deere & Company	(700)	(41,622)

		(73,818)

Tobacco - (0.3)%
Lorillard, Inc.	(490)	(36,868)
Altria Group, Inc.	(1,810)	(37,141)

		(74,009)

Home Entertainment Software - (0.3)%
Activision Blizzard, Inc.	(1,920)	(23,155)
Electronic Arts, Inc.*	(3,000)	(55,980)

		(79,135)

Diversified Metals & Mining - (0.3)%
Southern Copper Corporation	(760)	(24,069)
Freeport-McMoRan Copper & Gold, Inc.	(660)	(55,136)

		(79,205)

Consolidated Schedule of Investments	Alternative Investment Funds
March 31, 2010	Multi-Hedge Strategies Fund

		Market
	Shares	Value
COMMON STOCKS(a) - (38.1)% (continued)
Construction Materials - (0.3)%
Eagle Materials, Inc.	(400)	$(10,616)
Martin Marietta Materials, Inc.	(160)	(13,368)
Vulcan Materials Company	(1,170)	(55,271)

		(79,255)

Pharmaceuticals - (0.3)%
Valeant Pharmaceuticals International*	(80)	(3,433)
Eli Lilly & Company	(450)	(16,299)
Allergan, Inc.	(380)	(24,822)
King Pharmaceuticals, Inc.*	(2,970)	(34,927)

		(79,481)

Trucking - (0.3)%
Hertz Global Holdings, Inc.*	(330)	(3,297)
Con-Way, Inc.	(150)	(5,268)
J.B. Hunt Transport Services, Inc.	(410)	(14,711)
Landstar System, Inc.	(1,370)	(57,513)

		(80,789)

Application Software - (0.3)%
Autodesk, Inc.*	(890)	(26,184)
Cadence Design Systems, Inc.*	(8,550)	(56,943)

		(83,127)

Movies & Entertainment - (0.3)%
News Corporation	(2,080)	(29,973)
Regal Entertainment Group	(3,150)	(55,346)

		(85,319)

Health Care Services - (0.3)%
Laboratory Corporation of America Holdings*	(410)	(31,041)
DaVita, Inc.*	(870)	(55,158)

		(86,199)

Investment Banking & Brokerage - (0.3)%
Charles Schwab Corporation	(480)	(8,971)
Goldman Sachs Group, Inc.	(130)	(22,182)
Jefferies Group, Inc.	(990)	(23,433)
Greenhill & Company, Inc.	(400)	(32,836)

		(87,422)

Hotels, Resorts & Cruise Lines - (0.4)%
Marriott International, Inc.	(1,020)	(32,150)
Choice Hotels International, Inc.	(1,620)	(56,392)

		(88,542)

Managed Health Care - (0.4)%
WellPoint, Inc.*	(130)	(8,369)
Aetna, Inc.	(260)	(9,129)
UnitedHealth Group, Inc.	(470)	(15,355)
Health Net, Inc.*	(2,280)	(56,704)

		(89,557)

Residential REIT’s - (0.4)%
Equity Residential	(470)	(18,401)
Camden Property Trust	(450)	(18,734)
AvalonBay Communities, Inc.	(640)	(55,264)

		(92,399)

Computer Storage & Peripherals - (0.4)%
Lexmark International, Inc.*	(250)	(9,020)
Seagate Technology	(1,220)	(22,277)
NetApp, Inc.*	(820)	(26,699)

		Market
	Shares	Value
COMMON STOCKS(a) - (38.1)% (continued)
SanDisk Corporation*	(1,140)	$(39,478)

		(97,474)

Wireless Telecommunication Services - (0.4)%
United States Cellular Corporation*	(140)	(5,793)
Telephone & Data Systems, Inc.	(360)	(12,186)
Sprint Nextel Corporation*	(3,510)	(13,338)
Leap Wireless International, Inc.*	(1,300)	(21,268)
NII Holdings, Inc.*	(520)	(21,663)
MetroPCS Communications, Inc.*	(3,870)	(27,400)

		(101,648)

Distillers & Vintners - (0.4)%
Brown-Forman Corporation	(870)	(51,721)
Constellation Brands, Inc.*	(3,250)	(53,430)

		(105,151)

Aerospace & Defense - (0.4)%
Boeing Company	(1,480)	(107,463)

Insurance Brokers - (0.4)%
Arthur J Gallagher & Company	(2,120)	(52,046)
Marsh & McLennan Companies, Inc.	(2,290)	(55,922)

		(107,968)

Gold - (0.4)%
Newmont Mining Corporation	(1,070)	(54,495)
Royal Gold, Inc.	(1,210)	(55,914)

		(110,409)

Thrifts & Mortgage Finance - (0.5)%
First Niagara Financial Group, Inc.	(1,390)	(19,766)
TFS Financial Corporation	(2,960)	(39,516)
Capitol Federal Financial	(1,500)	(56,190)

		(115,472)

Oil & Gas Refining & Marketing - (0.5)%
Valero Energy Corporation	(1,140)	(22,458)
Frontier Oil Corporation	(3,570)	(48,195)
Holly Corporation	(1,830)	(51,075)

		(121,728)

Health Care Equipment - (0.5)%
CR Bard, Inc.	(20)	(1,732)
Hill-Rom Holdings, Inc.	(600)	(16,326)
St. Jude Medical, Inc.*	(550)	(22,578)
Teleflex, Inc.	(1,320)	(84,572)

		(125,208)

Oil & Gas Exploration & Production - (0.5)%
Devon Energy Corporation	(40)	(2,577)
Mariner Energy, Inc.*	(540)	(8,084)
Plains Exploration & Production Company*	(410)	(12,296)
Forest Oil Corporation*	(840)	(21,689)
Newfield Exploration Company*	(450)	(23,422)
Petrohawk Energy Corporation*	(2,890)	(58,609)

		(126,677)

Independent Power Producers & Energy Traders - (0.5)%
Ormat Technologies, Inc.	(1,080)	(30,391)
RRI Energy, Inc.*	(12,160)	(44,870)

Consolidated Schedule of Investments	Alternative Investment Funds
March 31, 2010	Multi-Hedge Strategies Fund

		Market
	Shares	Value
COMMON STOCKS(a) - (38.1)% (continued)
Constellation Energy Group, Inc.	(1,580)	(55,474)

		(130,735)

Industrial Machinery - (0.6)%
Crane Company	(90)	(3,195)
Parker Hannifin Corporation	(100)	(6,474)
Danaher Corporation	(110)	(8,790)
Graco, Inc.	(670)	(21,440)
Illinois Tool Works, Inc.	(630)	(29,837)
Valmont Industries, Inc.	(410)	(33,960)
Kennametal, Inc.	(1,710)	(48,085)

		(151,781)

Integrated Oil & Gas - (0.7)%
SandRidge Energy, Inc.*	(1,390)	(10,703)
ConocoPhillips	(1,070)	(54,752)
Exxon Mobil Corporation	(1,500)	(100,470)

		(165,925)

Internet Software & Services - (0.7)%
Yahoo!, Inc.*	(800)	(13,224)
Equinix, Inc.*	(430)	(41,856)
IAC*	(2,440)	(55,486)
VeriSign, Inc.*	(2,180)	(56,702)

		(167,268)

Semiconductor Equipment - (0.7)%
MEMC Electronic Materials, Inc.*	(450)	(6,899)
Novellus Systems, Inc.*	(740)	(18,500)
Applied Materials, Inc.	(1,600)	(21,568)
Varian Semiconductor Equipment Associates, Inc.*	(840)	(27,821)
KLA-Tencor Corporation	(1,260)	(38,959)
Lam Research Corporation*	(1,520)	(56,726)

		(170,473)

Gas Utilities - (0.7)%
Oneok, Inc.	(370)	(16,891)
National Fuel Gas Company	(1,000)	(50,550)
Equities Corporation	(1,400)	(57,400)
AGL Resources, Inc.	(1,490)	(57,588)

		(182,429)

Specialty Chemicals - (0.7)%
Cytec Industries, Inc.	(80)	(3,739)
Ecolab, Inc.	(190)	(8,350)
Lubrizol Corporation	(210)	(19,261)
Nalco Holding Company	(1,450)	(35,278)
Valhi, Inc.	(6,008)	(118,237)

		(184,865)

Data Processing & Outsourced Services - (0.8)%
Global Payments, Inc.	(30)	(1,367)
Automatic Data Processing, Inc.	(520)	(23,124)
Paychex, Inc.	(1,800)	(55,260)
NeuStar, Inc.*	(2,230)	(56,196)
Mastercard, Inc.	(230)	(58,420)

		(194,367)

Packaged Foods & Meats - (0.8)%
Sara Lee Corporation	(1,110)	(15,462)
Kellogg Company	(620)	(33,127)
Hormel Foods Corporation	(1,070)	(44,951)
Hershey Company	(1,130)	(48,375)
Flowers Foods, Inc.	(2,230)	(55,170)

		(197,085)

		Market
	Shares	Value
COMMON STOCKS(a) - (38.1)% (continued)
Asset Management & Custody
Banks - (0.8)%
State Street Corporation	(20)	(903)
Bank of New York Mellon Corporation	(210)	(6,485)
GLG Partners, Inc.*	(2,970)	(9,118)
SEI Investments Company	(640)	(14,061)
Legg Mason, Inc.	(500)	(14,335)
Affiliated Managers Group, Inc.*	(240)	(18,960)
Ares Capital Corporation	(9,390)	(139,348)

		(203,210)

Airlines - (0.8)%
Delta Air Lines, Inc.*	(2,950)	(43,041)
Southwest Airlines Company	(3,540)	(46,799)
Continental Airlines, Inc.*	(2,490)	(54,705)
AMR Corporation*	(6,820)	(62,130)

		(206,675)

Semiconductors - (1.0)%
ON Semiconductor Corporation*	(1,250)	(10,000)
Rambus, Inc.*	(490)	(10,706)
LSI Corporation*	(2,140)	(13,097)
National Semiconductor Corporation	(2,160)	(31,212)
NVIDIA Corporation*	(2,250)	(39,105)
International Rectifier Corporation*	(1,980)	(45,342)
Integrated Device Technology, Inc.*	(9,320)	(57,132)
Atmel Corporation*	(11,480)	(57,744)

		(264,338)

Regional Banks - (1.2)%
Bank of Hawaii Corporation	(50)	(2,248)
SunTrust Banks, Inc.	(120)	(3,215)
City National Corporation	(100)	(5,397)
Fifth Third Bancorp	(470)	(6,387)
TCF Financial Corporation	(440)	(7,014)
Zions Bancorporation	(340)	(7,419)
PNC Financial Services Group, Inc.	(140)	(8,358)
Valley National Bancorp	(610)	(9,376)
Synovus Financial Corporation	(4,740)	(15,595)
Huntington Bancshares, Inc.	(3,270)	(17,560)
Wilmington Trust Corporation	(1,130)	(18,724)
Regions Financial Corporation	(2,910)	(22,843)
BOK Financial Corporation	(440)	(23,074)
Fulton Financial Corporation	(2,780)	(28,328)
Marshall & Ilsley Corporation	(3,600)	(28,980)
Whitney Holding Corporation	(2,210)	(30,476)
KeyCorp	(7,680)	(59,520)

		(294,514)

Household Appliances - (1.2)%
Stanley Black & Decker, Inc. §	(5,265)	(302,264)

Soft Drinks - (1.2)%
Coca-Cola Enterprises, Inc. §	(2,020)	(55,873)
PepsiCo, Inc.	(3,850)	(254,716)

		(310,589)

Property & Casualty Insurance - (1.3)%
First American Corporation	(10)	(338)
Alleghany Corporation*	(20)	(5,971)
Fidelity National Financial, Inc.	(520)	(7,706)

Consolidated Schedule of Investments	Alternative Investment Funds
March 31, 2010	Multi-Hedge Strategies Fund

		Market
	Shares	Value
COMMON STOCKS(a) - (38.1)% (continued)
OneBeacon Insurance Group, Ltd.	(530)	$(9,142)
Markel Corporation*	(30)	(11,240)
Allstate Corporation	(380)	(12,278)
XL Capital, Ltd.	(900)	(17,010)
Old Republic International Corporation	(1,670)	(21,176)
White Mountains Insurance Group, Ltd.	(100)	(35,500)
Progressive Corporation	(1,860)	(35,507)
Mercury General Corporation	(1,290)	(56,399)
Erie Indemnity Company	(1,330)	(57,363)
MBIA, Inc.*	(9,610)	(60,255)

		(329,885)

Biotechnology - (1.4)%
Abraxis Bioscience, Inc.*	(110)	(5,692)
Amylin Pharmaceuticals, Inc.*	(830)	(18,667)
Vertex Pharmaceuticals, Inc.*	(460)	(18,800)
Cephalon, Inc.*	(500)	(33,890)
Genzyme Corporation*	(980)	(50,793)
Celgene Corporation*	(900)	(55,764)
United Therapeutics Corporation*	(1,010)	(55,883)
Alexion Pharmaceuticals, Inc.*	(1,030)	(56,001)
BioMarin Pharmaceutical, Inc.*	(2,450)	(57,256)

		(352,746)

Multi-Utilities - (1.8)%
SCANA Corporation	(180)	(6,766)
Alliant Energy Corporation	(1,700)	(56,542)
Consolidated Edison, Inc.	(1,270)	(56,566)
Dominion Resources, Inc.	(1,380)	(56,732)
TECO Energy, Inc.	(3,580)	(56,886)
NSTAR	(1,610)	(57,026)
Public Service Enterprise Group, Inc.	(1,940)	(57,269)
Sempra Energy	(1,150)	(57,385)
Integrys Energy Group, Inc.	(1,220)	(57,804)

		(462,976)

Electric Utilities - (1.9)%
Duke Energy Corporation	(50)	(816)
Pepco Holdings, Inc.	(750)	(12,863)
Great Plains Energy, Inc.	(1,480)	(27,484)
Southern Company	(1,700)	(56,372)
PPL Corporation	(2,040)	(56,528)
FirstEnergy Corporation	(8,340)	(326,011)

		(480,074)

Oil & Gas Equipment & Services - (2.1)%
Helix Energy Solutions Group, Inc.*	(360)	(4,691)
FMC Technologies, Inc.*	(120)	(7,756)
Exterran Holdings, Inc.*	(470)	(11,360)
Schlumberger, Ltd.	(2,120)	(134,535)
Baker Hughes, Inc.	(8,200)	(384,088)

		(542,430)

TOTAL COMMON STOCKS SOLD SHORT
(proceeds $8,357,187)		(9,617,233)
EXCHANGE TRADED FUNDS(a) - (7.3)%
Exchange Traded Funds - (7.3)%
iShares MSCI Belgium Investable Market Index Fund	(30)	(391)

		Market
	Shares	Value
EXCHANGE TRADED FUNDS(a) - (7.3)%
iShares MSCI Austria Investable Market Index Fund	(20)	$(395)
iShares MSCI Netherlands Investable Market Index Fund	(20)	(408)
iShares MSCI Brazil Index Fund	(10)	(737)
iShares MSCI Spain Investable Market Index Fund	(20)	(845)
iShares MSCI Singapore Investable Market Index Fund	(90)	(1,035)
iShares MSCI Taiwan Investable Market Index Fund	(110)	(1,380)
iShares MSCI BRIC Index Fund	(30)	(1,391)
iShares MSCI United Kingdom Investable Market Index Fund	(100)	(1,625)
Poweshares QQQ	(375)	(18,068)
iShares MSCI Germany Index Fund	(120)	(2,626)
iShares MSCI EAFE Index Fund	(140)	(7,840)
iShares MSCI France Investable Market Index Fund	(320)	(8,019)
iShares MSCI Italy Index Fund	(1,250)	(22,800)
iShares MSCI EMU Index Fund	(1,070)	(38,445)
iShares MSCI Russell 2000 Index Fund	(5,655)	(383,465)
SPDR Trust Series 1	(11,623)	(1,359,775)

TOTAL EXCHANGE TRDED FUNDS SOLD SHORT
(proceeds $1,668,679)		(1,849,245)

OPTIONS WRITTEN(a) - 0.6%	Contracts
IMS Health, Inc.
Expiring May 2010 with
strike price of 22	(5)	—
April 2010 Russell 2000 Index
Futures Contracts
Expiring April 2010 with strike
price of 650	(20)	(64,580)
April 2010 S&P 400 MidCap Index
Futures Contracts
Expiring April 2010 with strike
price of 750	(18)	(78,120)

TOTAL OPTIONS
(Premiums Received $128,547)		(142,700)

Cash & Other Assets, Less Liabilities - 54.8%		$13,839,890

Total Net Assets - 100.0%		$25,239,425

		Unrealized
	Contracts	Gain
COMMODITY FUTURES CONTRACTS PURCHASED(a)
May 2010 LME Nickel Futures Contracts (Aggregate Market Value of Contracts $299,880)	2	36,233
December 2010 Copper Futures Contracts (Aggregate Market Value of Contracts $179,050)	2	12,547

Consolidated Schedule of Investments	Alternative Investment Funds
March 31, 2010	Multi-Hedge Strategies Fund

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED(a)
April 2010 Lean Hogs Futures Contracts (Aggregate Market Value of Contracts $87,990)	3	$8,247
June 2010 LME Primary Aluminum Futures Contracts (Aggregate Market Value of Contracts $173,906)	3	7,246
June 2010 Gold 100 Oz Futures Contracts (Aggregate Market Value of Contracts $222,640)	2	4,411
June 2010 Live Cattle Futures Contracts (Aggregate Market Value of Contracts $187,200)	5	3,678
July 2010 Gasoline RBOB Futures Contracts (Aggregate Market Value of Contracts $95,966)	1	3,537
December 2010 Cotton #2 Futures Contracts (Aggregate Market Value of Contracts $150,020)	4	3,521
May 2010 Heating Oil Futures Contracts (Aggregate Market Value of Contracts $90,964)	1	3,264
December 2011 LME Zinc Futures Contracts (Aggregate Market Value of Contracts $120,000)	2	3,093
June 2010 WTI Crude Futures Contracts (Aggregate Market Value of Contracts $83,590)	1	2,996
May 2010 Silver Futures Contracts (Aggregate Market Value of Contracts $87,375)	1	283
September 2010 Soybean Futures Contracts (Aggregate Market Value of Contracts $46,300)	1	(343)
May 2010 Soybean Oil Futures Contracts (Aggregate Market Value of Contracts $45,972)	2	(2,608)
March 2011 LME Lead Futures Contracts (Aggregate Market Value of Contracts $54,225)	1	(2,754)

(Total Aggregate Market Value of Contracts $1,925,078)		83,351

FUTURES CONTRACTS PURCHASED(a)
June 2010 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Market Value of Contracts $2,124,090)	27	47,534

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS PURCHASED(a)
June 2010 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $2,095,290)	31	$28,937
June 2010 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Market Value of Contracts $3,252,812)	28	11,143
(Total Aggregate Market Value of Contracts $7,472,192)		87,614

CURRENCY FUTURES CONTRACTS PURCHASED(a)
June 2010 New Zeland Dollar Futures Contracts (Aggregate Market Value of Contracts $1,272,060)	18	19,395
June 2010 Australian Dollar Futures Contracts (Aggregate Market Value of Contracts $1,1,274,420)	14	14,805
June 2010 Norwegian Krone Futures Contracts (Aggregate Market Value of Contracts $1,339,920)	4	(11,650)

(Total Aggregate Market Value of Contracts $3,886,400)		22,550

CURRENECY FUTURES CONTRACTS SOLD SHORT(a)
June 2010 Japanese Yen Currency Futures Contracts (Aggregate Market Value of Contracts $1,203,862)	9	42,278
June 2010 Swedish Krona Futures Contracts (Aggregate Market Value of Contracts $1,385,050)	5	16,637
June 2010 Swiss Franc Futures Contracts (Aggregate Market Value of Contracts $1,304,875)	11	(26,083)

(Total Aggregate Market Value of Contracts $3,893,787)		32,832

COMMODITY FUTURES CONTRACTS SOLD SHORT(a)
July 2010 Natural Gas Futures Contracts (Aggregate Market Value of Contracts $81,640)	2	37,293
May 2010 Wheat Futures Contracts (Aggregate Market Value of Contracts $112,625)	5	19,883

(Total Aggregate Market Value of Contracts $194,265)		57,176

FUTURES CONTRACTS SOLD SHORT(a)
		(1)
June 2010 U.S. Treasury 2 Year		5,
Note Futures Contracts		3
(Aggregate Market Value of		6
Contracts $12,148,500)	56	5

Consolidated Schedule of Investments	Alternative Investment Funds
March 31, 2010	Multi-Hedge Strategies Fund

FUTURES CONTRACTS SOLD SHORT(a)
June 2010 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $1,048,500)	18	$(21,578)
(Total Aggregate Market Value of Contracts $13,197,000)		(36,943)

*	Non-income producing security

†	Repurchase Agreements.

§	All or a portion of this security is pledged as short security collateral at March 31, 2010.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

REIT	Real Estate Investment Trust

Schedule of Investments	Domestic Equity Funds
March 31, 2010	NASDAQ-100® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 59.9%
Information Technology - 37.2%
Apple, Inc.*	15,779	$3,706,960
Microsoft Corporation	37,650	1,102,015
QUALCOMM, Inc.	25,279	1,061,465
Google, Inc. — Class A*	1,847	1,047,267
Oracle Corporation	26,070	669,738
Cisco Systems, Inc.*	25,520	664,286
Intel Corporation	24,130	537,134
Research In Motion, Ltd.*	6,950	513,953
eBay, Inc.*	12,086	325,718
Adobe Systems, Inc.*	6,410	226,722
Baidu, Inc. ADR*	340	202,980
Automatic Data Processing, Inc.	4,450	197,892
Cognizant Technology Solutions Corporation — Class A*	3,616	184,344
Symantec Corporation*	10,520	177,998
Intuit, Inc.*	4,978	170,945
Activision Blizzard, Inc.	14,130	170,408
Broadcom Corporation — Class A	4,986	165,435
Marvell Technology Group, Ltd.*	7,438	151,586
CA, Inc.	6,230	146,218
NetApp, Inc.*	4,416	143,785
Yahoo!, Inc.*	8,400	138,852
Dell, Inc.*	8,980	134,790
Paychex, Inc.	4,280	131,396
Citrix Systems, Inc.*	2,716	128,929
Altera Corporation	5,214	126,752
Fiserv, Inc.*	2,380	120,809
NVIDIA Corporation*	6,800	118,184
Applied Materials, Inc.	8,666	116,818
Xilinx, Inc.	4,580	116,790
Seagate Technology	6,211	113,413
Linear Technology Corporation	3,733	105,569
BMC Software, Inc.*	2,650	100,700
SanDisk Corporation*	2,899	100,392
Check Point Software Technologies*	2,570	90,104
Autodesk, Inc.*	2,991	87,995
Flextronics International, Ltd.*	11,000	86,240
Infosys Technologies, Ltd. ADR	1,365	80,330
KLA-Tencor Corporation	2,598	80,330
Electronic Arts, Inc.*	4,108	76,655
Maxim Integrated Products, Inc.	3,740	72,519
Lam Research Corporation*	1,648	61,503
FLIR Systems, Inc.*	2,001	56,428
VeriSign, Inc.*	2,160	56,182
Microchip Technology, Inc.	1,910	53,786
Logitech International S.A.*	2,144	35,033

Total Information Technology		13,957,348

Health Care - 9.6%
Teva Pharmaceutical Industries, Ltd. ADR	9,180	579,074
Gilead Sciences, Inc.*	11,060	503,009
Celgene Corporation*	5,690	352,552
Amgen, Inc.*	5,890	351,986
Express Scripts, Inc. — Class A*	3,060	311,386
Genzyme Corporation*	4,150	215,095
Biogen Idec, Inc.*	3,660	209,938

		Market
	Shares	Value
COMMON STOCKS(a) - 59.9% (continued)
Health Care - 9.6% (continued)
Intuitive Surgical, Inc.*	485	$168,843
Life Technologies Corporation*	2,281	119,228
Vertex Pharmaceuticals, Inc.*	2,620	107,080
Mylan, Inc.*	3,885	88,228
Cerner Corporation*	1,023	87,016
Warner Chilcott PLC — Class A*	3,133	80,048
QIAGEN N.V.*	2,933	67,430
Henry Schein, Inc.*	1,126	66,321
Hologic, Inc.*	3,387	62,795
Cephalon, Inc.*	910	61,680
DENTSPLY International, Inc.	1,760	61,336
Illumina, Inc.*	1,470	57,183
Patterson Companies, Inc.	1,466	45,519

Total Health Care		3,595,747

Consumer Discretionary - 8.9%
Amazon.com, Inc.*	3,670	498,129
Comcast Corporation — Class A	18,020	339,136
Starbucks Corporation	12,893	312,913
DIRECTV — Class A*	8,300	280,623
News Corporation — Class A*	17,770	256,066
Bed Bath & Beyond, Inc.*	4,400	192,544
Sears Holdings Corporation*	1,500	162,645
priceline.com, Inc.*	596	151,980
Staples, Inc.	6,072	142,024
Wynn Resorts, Ltd.*	1,670	126,636
Apollo Group, Inc. — Class A*	1,950	119,515
Mattel, Inc.	5,188	117,975
Liberty Media Corporation — Interactive*	6,826	104,506
Garmin, Ltd.	2,320	89,274
Expedia, Inc.	3,558	88,808
Ross Stores, Inc.	1,560	83,413
Urban Outfitters, Inc.*	2,084	79,255
Virgin Media, Inc.	4,200	72,492
O’Reilly Automotive, Inc.*	1,706	71,157
DISH Network Corporation — Class A	2,680	55,798

Total Consumer Discretionary		3,344,889

Industrials - 2.5%
PACCAR, Inc.	5,090	220,601
CH Robinson Worldwide, Inc.	2,060	115,051
First Solar, Inc.*	926	113,574
Expeditors International of Washington, Inc.	2,596	95,844
Fastenal Company	1,760	84,462
Joy Global, Inc.	1,255	71,033
Cintas Corporation	2,294	64,439
Stericycle, Inc.*	1,110	60,495
J.B. Hunt Transport Services, Inc.	1,590	57,049
Foster Wheeler AG*	1,655	44,917

Total Industrials		927,465

Telecommunication Services - 1.0%
Vodafone Group PLC ADR	7,601	177,027
Millicom International Cellular S.A.	1,310	116,787
NII Holdings, Inc.*	2,020	84,153

Total Telecommunication Services		377,967

Schedule of Investments	Domestic Equity Funds
March 31, 2010	NASDAQ-100® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 59.9% (continued)
Consumer Staples - 0.5%
Costco Wholesale Corporation	2,884	$172,204

Materials - 0.2%
Sigma-Aldrich Corporation	1,458	78,236

TOTAL COMMON STOCKS
(Cost $11,777,068)		22,453,856

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b)† - 32.1%
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	4,662,525	4,662,524
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	2,236,967	2,236,967
UBS Financial Services, Inc. issued 03/31/10 at 0.01% due 04/01/10	1,276,119	1,276,119
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	1,276,119	1,276,119
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	1,276,119	1,276,119
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	1,276,119	1,276,119

TOTAL REPURCHASE AGREEMENTS
(Cost $12,003,967)		12,003,967

Total Investments - 92.0%
(Cost $23,781,035)		$34,457,823
Cash & Other Assets, Less Liabilities - 8.0%		3,013,549

Total Net Assets - 100.0%		$37,471,372

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED PURCHASED(a)
June 2010 NASDAQ-100 Index Mini Futures Contracts (Aggregate Market Value of Contracts $18,236,910)	466	$377,892

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital, LLC April 2010 NASDAQ-100 Index Swap, Terminating 04/01/10††† (Notional Market Value $15,327,313)	7,827	$1,005,567
Goldman Sachs International April 2010 NASDAQ-100 Index Swap, Terminating 04/27/10††† (Notional Market Value $19,027,947)	9,716	42,851

(Total Notional Market Value $34,355,260)		$1,048,418

*	Non-income producing security

†	Repurchase Agreements.

††	All or a portion of this security is pledged as equity index swap collateral at March 31, 2010.

†††	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

ADR	American Depositary Receipt

PLC	Public Limited Company

Schedule of Investments	Domestic Equity Funds
March 31, 2010	NASDAQ-100® Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 87.7%
Information Technology - 54.5%
Apple, Inc.*	31,705	$7,448,456
Microsoft Corporation	75,660	2,214,568
QUALCOMM, Inc.	50,811	2,133,554
Google, Inc. — Class A*	3,720	2,109,277
Oracle Corporation	52,380	1,345,642
Cisco Systems, Inc.*	51,270	1,334,558
Intel Corporation	48,490	1,079,387
Research In Motion, Ltd.*	13,970	1,033,081
eBay, Inc.*	24,283	654,427
Adobe Systems, Inc.*	12,880	455,566
Baidu, Inc. ADR*	680	405,960
Automatic Data Processing, Inc.	8,940	397,562
Cognizant Technology Solutions Corporation — Class A*	7,272	370,727
Symantec Corporation*	21,140	357,689
Intuit, Inc.*	9,999	343,366
Activision Blizzard, Inc.	28,390	342,383
Broadcom Corporation — Class A	10,033	332,895
Marvell Technology Group, Ltd.*	14,949	304,661
CA, Inc.	12,520	293,844
NetApp, Inc.*	8,881	289,165
Yahoo!, Inc.*	16,870	278,861
Dell, Inc.*	18,040	270,780
Paychex, Inc.	8,590	263,713
Citrix Systems, Inc.*	5,479	260,088
Altera Corporation	10,490	255,012
Fiserv, Inc.*	4,780	242,633
NVIDIA Corporation*	13,660	237,411
Applied Materials, Inc.	17,408	234,660
Xilinx, Inc.	9,200	234,600
Seagate Technology	12,473	227,757
Linear Technology Corporation	7,488	211,761
BMC Software, Inc.*	5,320	202,160
SanDisk Corporation*	5,830	201,893
Check Point Software Technologies*	5,166	181,120
Autodesk, Inc.*	5,999	176,491
Flextronics International, Ltd.*	22,100	173,264
Infosys Technologies, Ltd. ADR	2,759	162,367
KLA-Tencor Corporation	5,226	161,588
Electronic Arts, Inc.*	8,249	153,926
Maxim Integrated Products, Inc.	7,520	145,813
Lam Research Corporation*	3,310	123,529
FLIR Systems, Inc.*	4,010	113,082
VeriSign, Inc.*	4,340	112,883
Microchip Technology, Inc.	3,840	108,134
Logitech International S.A.*	4,300	70,262

Total Information Technology		28,050,556

Health Care - 14.0%
Teva Pharmaceutical Industries, Ltd. ADR	18,450	1,163,826
Gilead Sciences, Inc.*	22,210	1,010,111
Celgene Corporation*	11,430	708,203
Amgen, Inc.*	11,830	706,961
Express Scripts, Inc. — Class A*	6,168	627,656
Genzyme Corporation*	8,340	432,262
Biogen Idec, Inc.*	7,350	421,596

		Market
	Shares	Value
COMMON STOCKS(a) - 87.7% (continued)
Health Care - 14.0% (continued)
Intuitive Surgical, Inc.*	981	$341,515
Life Technologies Corporation*	4,591	239,971
Vertex Pharmaceuticals, Inc.*	5,257	214,854
Mylan, Inc.*	7,810	177,365
Cerner Corporation*	2,049	174,288
Warner Chilcott PLC — Class A*	6,280	160,454
QIAGEN N.V.*	5,893	135,480
Henry Schein, Inc.*	2,270	133,703
Hologic, Inc.*	6,816	126,369
Cephalon, Inc.*	1,826	123,766
DENTSPLY International, Inc.	3,540	123,369
Illumina, Inc.*	2,960	115,144
Patterson Companies, Inc.	2,937	91,194

Total Health Care		7,228,087

Consumer Discretionary - 13.1%
Amazon.com, Inc.*	7,396	1,003,859
Comcast Corporation — Class A	36,210	681,472
Starbucks Corporation	25,913	628,908
DIRECTV — Class A*	16,680	563,951
News Corporation — Class A*	35,700	514,437
Bed Bath & Beyond, Inc.*	8,830	386,401
Sears Holdings Corporation*	3,010	326,374
priceline.com, Inc.*	1,215	309,825
Staples, Inc.	12,190	285,124
Wynn Resorts, Ltd.*	3,360	254,789
Apollo Group, Inc. — Class A*	3,920	240,257
Mattel, Inc.	10,425	237,064
Liberty Media Corporation - Interactive*	13,720	210,053
Garmin, Ltd.	4,660	179,317
Expedia, Inc.	7,154	178,564
Ross Stores, Inc.	3,140	167,896
Urban Outfitters, Inc.*	4,180	158,965
Virgin Media, Inc.	8,450	145,847
O’Reilly Automotive, Inc.*	3,443	143,608
DISH Network Corporation — Class A	5,390	112,220

Total Consumer Discretionary		6,728,931

Industrials - 3.6%
PACCAR, Inc.	10,233	443,498
CH Robinson Worldwide, Inc.	4,140	231,219
First Solar, Inc.*	1,870	229,355
Expeditors International of Washington, Inc.	5,230	193,092
Fastenal Company	3,530	169,405
Joy Global, Inc.	2,530	143,198
Cintas Corporation	4,597	129,130
Stericycle, Inc.*	2,227	121,371
J.B. Hunt Transport Services, Inc.	3,186	114,314
Foster Wheeler AG*	3,340	90,648

Total Industrials		1,865,230

Telecommunication Services - 1.5%
Vodafone Group PLC ADR	15,300	356,337
Millicom International Cellular S.A.	2,627	234,197
NII Holdings, Inc.*	4,066	169,390

Total Telecommunication Services		759,924

Schedule of Investments	Domestic Equity Funds
March 31, 2010	NASDAQ-100® Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 87.7% (continued)
Consumer Staples - 0.7%
Costco Wholesale Corporation	5,799	$346,258

Materials - 0.3%
Sigma-Aldrich Corporation	2,930	157,224

TOTAL COMMON STOCKS
(Cost $19,492,730)		45,136,210

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b)† - 8.9%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	1,281,964	1,281,964
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	731,321	731,321
UBS Financial Services, Inc. issued 03/31/10 at 0.01% due 04/01/10	731,321	731,321
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	731,321	731,321
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	731,321	731,321
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	384,562	384,562

TOTAL REPURCHASE AGREEMENTS
(Cost $4,591,810)		4,591,810

Total Investments - 96.6%
(Cost $24,084,540)		$49,728,020
Cash & Other Assets, Less Liabilities - 3.4%		1,739,746

Total Net Assets - 100.0%		$51,467,766

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED(a)
June 2010 NASDAQ-100 Index Mini Futures Contracts (Aggregate Market Value of Contracts $2,661,180)	68	$16,299

		Unrealized
	Units	Gain (Loss)
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital, LLC April 2010 NASDAQ-100 Index Swap, Terminating 04/01/10††† (Notional Market Value $792,376)	405	$8,945
Goldman Sachs International April 2010 NASDAQ-100 Index Swap, Terminating 04/27/10††† (Notional Market Value $3,014,403)	1,539	(3,875)

(Total Notional Market Value $3,806,779)		$5,070

*	Non-income producing security

†	Repurchase Agreements.

††	All or a portion of this security is pledged as equity index swap collateral at March 31, 2010.

†††	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

ADR	American Depositary Receipt

PLC	Public Limited Company

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Nova Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 71.0%
Information Technology - 13.4%
Microsoft Corporation	29,030	849,708
Apple, Inc.*	3,450	810,509
International Business Machines Corporation	4,940	633,555
Cisco Systems, Inc.*	21,790	567,194
Google, Inc. — Class A*	920	521,649
Hewlett-Packard Company	8,960	476,224
Intel Corporation	21,020	467,905
Oracle Corporation	14,870	382,010
QUALCOMM, Inc.	6,386	268,148
Visa, Inc. — Class A	1,700	154,751
EMC Corporation*	7,810	140,892
Corning, Inc.	5,930	119,845
eBay, Inc.*	4,299	115,858
Texas Instruments, Inc.	4,730	115,743
Dell, Inc.*	6,550	98,316
Mastercard, Inc. — Class A	366	92,964
Automatic Data Processing, Inc.	1,917	85,249
Yahoo!, Inc.*	4,530	74,881
Adobe Systems, Inc.*	1,990	70,386
Applied Materials, Inc.	5,110	68,883
Motorola, Inc.*	8,800	61,776
Juniper Networks, Inc.*	2,000	61,360
Cognizant Technology Solutions Corporation — Class A*	1,128	57,505
Broadcom Corporation — Class A	1,640	54,415
Symantec Corporation*	3,070	51,944
Xerox Corporation	5,140	50,115
Agilent Technologies, Inc.*	1,331	45,773
Western Union Company	2,600	44,096
NetApp, Inc.*	1,309	42,621
Intuit, Inc.*	1,190	40,865
Paychex, Inc.	1,220	37,454
NVIDIA Corporation*	2,110	36,672
CA, Inc.	1,500	35,205
Western Digital Corporation*	872	33,999
Micron Technology, Inc.*	3,240	33,664
Citrix Systems, Inc.*	696	33,039
Analog Devices, Inc.	1,130	32,567
Computer Sciences Corporation*	585	31,877
Salesforce.com, Inc.*	420	31,269
SanDisk Corporation*	875	30,301
Fidelity National Information Services, Inc.	1,261	29,558
Fiserv, Inc.*	580	29,441
Amphenol Corporation — Class A	658	27,761
Altera Corporation	1,130	27,470
Xilinx, Inc.	1,050	26,775
BMC Software, Inc.*	690	26,220
Autodesk, Inc.*	870	25,595
McAfee, Inc.*	600	24,078
Linear Technology Corporation	850	24,038
Harris Corporation	500	23,745
Electronic Arts, Inc.*	1,240	23,138
Red Hat, Inc.*	716	20,957
SAIC, Inc.*	1,160	20,532
Akamai Technologies, Inc.*	650	20,417

		Market
	Shares	Value
COMMON STOCKS(a) - 71.0%
KLA-Tencor Corporation	646	19,974
Advanced Micro Devices, Inc.*	2,152	19,949
Microchip Technology, Inc.	697	19,628
VeriSign, Inc.*	700	18,207
Teradata Corporation*	630	18,201
FLIR Systems, Inc.*	579	16,328
LSI Corporation*	2,500	15,300
MEMC Electronic Materials, Inc.*	875	13,414
National Semiconductor Corporation	900	13,005
Jabil Circuit, Inc.	729	11,803
Total System Services, Inc.	746	11,682
Tellabs, Inc.	1,460	11,052
Molex, Inc.	520	10,847
Lexmark International, Inc. — Class A*	300	10,824
JDS Uniphase Corporation*	846	10,600
Novellus Systems, Inc.*	360	9,000
QLogic Corporation*	430	8,729
Monster Worldwide, Inc.*	480	7,973
Novell, Inc.*	1,326	7,943
Teradyne, Inc.*	669	7,473
Compuware Corporation*	870	7,308

Total Information Technology		7,580,152

Financials - 11.7%
Bank of America Corporation	38,172	681,370
JPMorgan Chase & Company	15,120	676,620
Wells Fargo & Company	19,706	613,251
Berkshire Hathaway, Inc.*	6,296	511,676
Goldman Sachs Group, Inc.	1,998	340,919
Citigroup, Inc.*	74,756	302,762
US Bancorp	7,280	188,406
American Express Company	4,546	187,568
Morgan Stanley	5,322	155,881
Bank of New York Mellon Corporation	4,601	142,079
MetLife, Inc.	3,120	135,221
PNC Financial Services Group, Inc.	1,970	117,609
Prudential Financial, Inc.	1,770	107,085
Travelers Companies, Inc.	1,950	105,183
Aflac, Inc.	1,780	96,636
Simon Property Group, Inc.	1,103	92,542
BB&T Corporation	2,626	85,056
State Street Corporation	1,880	84,863
CME Group, Inc. — Class A	250	79,028
Capital One Financial Corporation	1,730	71,639
Charles Schwab Corporation	3,717	69,471
Allstate Corporation	2,040	65,912
Chubb Corporation	1,250	64,813
Franklin Resources, Inc.	560	62,104
T. Rowe Price Group, Inc.	990	54,381
Northern Trust Corporation	922	50,950
SunTrust Banks, Inc.	1,896	50,794
Loews Corporation	1,350	50,328
Marsh & McLennan Companies, Inc.	2,020	49,328
Progressive Corporation	2,560	48,870
Hartford Financial Services Group, Inc.	1,690	48,030

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Nova Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 71.0%
Public Storage	520	47,835
Vornado Realty Trust	600	45,420
Ameriprise Financial, Inc.	966	43,818
AON Corporation	1,020	43,564
Equity Residential	1,070	41,891
Fifth Third Bancorp	3,030	41,178
Boston Properties, Inc.	530	39,983
HCP, Inc.	1,116	36,828
Host Hotels & Resorts, Inc.	2,494	36,537
Invesco, Ltd.	1,630	35,713
Regions Financial Corporation	4,541	35,647
Principal Financial Group, Inc.	1,217	35,549
Lincoln National Corporation	1,150	35,305
Genworth Financial, Inc. — Class A*	1,856	34,039
IntercontinentalExchange, Inc.*	280	31,410
Unum Group	1,260	31,210
Discover Financial Services	2,067	30,798
NYSE Euronext	990	29,314
Ventas, Inc.	600	28,488
AvalonBay Communities, Inc.	315	27,200
KeyCorp	3,340	25,885
Hudson City Bancorp, Inc.	1,800	25,488
M&T Bank Corporation	318	25,243
Comerica, Inc.	660	25,106
XL Capital, Ltd. — Class A	1,300	24,570
Plum Creek Timber Company, Inc.	620	24,124
Kimco Realty Corporation	1,536	24,023
ProLogis	1,800	23,760
SLM Corporation*	1,853	23,200
Moody’s Corporation	750	22,313
People’s United Financial, Inc.	1,410	22,052
Health Care REIT, Inc.	467	21,123
Cincinnati Financial Corporation	620	17,918
Legg Mason, Inc.	620	17,775
Leucadia National Corporation*	716	17,764
American International Group, Inc.*	510	17,411
Torchmark Corporation	320	17,123
CB Richard Ellis Group, Inc. — Class A*	1,032	16,357
Marshall & Ilsley Corporation	2,000	16,100
Assurant, Inc.	440	15,127
Huntington Bancshares, Inc.	2,726	14,639
Zions Bancorporation	571	12,459
First Horizon National Corporation*	865	12,157
NASDAQ OMX Group, Inc.*	558	11,785
E*Trade Financial Corporation*	6,060	9,999
Janus Capital Group, Inc.	696	9,946
Federated Investors, Inc. — Class B	340	8,969
Apartment Investment & Management Company — Class A	446	8,211

Total Financials		6,632,729

Health Care - 8.6%
Johnson & Johnson	10,470	682,644
Pfizer, Inc.	30,710	526,677
Merck & Company, Inc.	11,852	442,672

		Market
	Shares	Value
COMMON STOCKS(a) - 71.0%
Abbott Laboratories	5,910	311,339
Amgen, Inc.*	3,730	222,905
Medtronic, Inc.	4,200	189,126
Bristol-Myers Squibb Company	6,520	174,084
Gilead Sciences, Inc.*	3,440	156,451
UnitedHealth Group, Inc.	4,400	143,748
Eli Lilly & Company	3,862	139,882
Baxter International, Inc.	2,290	133,278
Medco Health Solutions, Inc.*	1,770	114,271
WellPoint, Inc.*	1,690	108,802
Celgene Corporation*	1,750	108,430
Express Scripts, Inc. — Class A*	1,046	106,441
Thermo Fisher Scientific, Inc.*	1,560	80,246
Allergan, Inc.	1,168	76,294
Becton Dickinson and Company	900	70,857
McKesson Corporation	1,020	67,034
Stryker Corporation	1,085	62,084
Biogen Idec, Inc.*	1,030	59,081
Aetna, Inc.	1,640	57,581
Genzyme Corporation*	1,010	52,348
Intuitive Surgical, Inc.*	148	51,523
St. Jude Medical, Inc.*	1,240	50,902
Cardinal Health, Inc.	1,380	49,722
Zimmer Holdings, Inc.*	810	47,952
Boston Scientific Corporation*	5,750	41,515
CIGNA Corporation	1,050	38,409
Life Technologies Corporation*	693	36,223
Forest Laboratories, Inc.*	1,150	36,064
Hospira, Inc.*	620	35,123
Quest Diagnostics, Inc.	570	33,225
CR Bard, Inc.	360	31,183
AmerisourceBergen Corporation — Class A	1,070	30,944
Humana, Inc.*	654	30,588
Laboratory Corporation of America Holdings*	400	30,284
Mylan, Inc.*	1,170	26,571
Varian Medical Systems, Inc.*	470	26,005
DaVita, Inc.*	390	24,726
Waters Corporation*	360	24,314
Millipore Corporation*	210	22,176
Cephalon, Inc.*	290	19,656
DENTSPLY International, Inc.	560	19,516
CareFusion Corporation*	670	17,708
Watson Pharmaceuticals, Inc.*	407	17,000
Coventry Health Care, Inc.*	560	13,843
King Pharmaceuticals, Inc.*	950	11,172
Patterson Companies, Inc.	350	10,868
PerkinElmer, Inc.	450	10,755
Tenet Healthcare Corporation*	1,647	9,421

Total Health Care		4,883,663

Consumer Staples - 8.0%
Procter & Gamble Company	11,050	699,134
Coca-Cola Company	8,770	482,350
Wal-Mart Stores, Inc.	8,120	451,472
PepsiCo, Inc.	6,223	411,714
Philip Morris International, Inc.	7,160	373,466
Kraft Foods, Inc. — Class A	6,606	199,765
CVS Caremark Corporation	5,290	193,402

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Nova Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 71.0%
Altria Group, Inc.	7,920	$162,518
Colgate-Palmolive Company	1,880	160,289
Walgreen Company	3,750	139,087
Costco Wholesale Corporation	1,666	99,477
Kimberly-Clark Corporation	1,577	99,162
General Mills, Inc.	1,246	88,204
Archer-Daniels-Midland Company	2,440	70,516
Sysco Corporation	2,246	66,257
Avon Products, Inc.	1,626	55,073
HJ Heinz Company	1,200	54,732
Kroger Company	2,470	53,500
Kellogg Company	975	52,094
Lorillard, Inc.	590	44,392
ConAgra Foods, Inc.	1,690	42,368
Mead Johnson Nutrition Company — Class A	778	40,479
Sara Lee Corporation	2,650	36,914
Safeway, Inc.	1,480	36,793
Reynolds American, Inc.	643	34,709
Dr Pepper Snapple Group, Inc.	970	34,115
Coca-Cola Enterprises, Inc.	1,220	33,745
Clorox Company	526	33,738
Estee Lauder Companies, Inc. — Class A	450	29,191
JM Smucker Company	450	27,117
Hershey Company	630	26,970
Campbell Soup Company	720	25,452
Molson Coors Brewing Company — Class B	600	25,236
Brown-Forman Corporation — Class B	410	24,375
Whole Foods Market, Inc.*	650	23,498
Tyson Foods, Inc. — Class A	1,160	22,214
McCormick & Company, Inc.	496	19,027
SUPERVALU, Inc.	810	13,511
Constellation Brands, Inc. — Class A*	757	12,445
Hormel Foods Corporation	260	10,923
Dean Foods Company*	687	10,779

Total Consumer Staples		4,520,203

Energy - 7.7%
Exxon Mobil Corporation	17,960	1,202,961
Chevron Corporation	7,640	579,341
ConocoPhillips	5,661	289,673
Schlumberger, Ltd.	4,550	288,743
Occidental Petroleum Corporation	3,090	261,229
Anadarko Petroleum Corporation	1,870	136,192
Apache Corporation	1,280	129,920
Devon Energy Corporation	1,703	109,724
XTO Energy, Inc.	2,220	104,740
Halliburton Company	3,437	103,557
EOG Resources, Inc.	965	89,687
Marathon Oil Corporation	2,690	85,112
Hess Corporation	1,115	69,743
National Oilwell Varco, Inc.	1,590	64,522
Chesapeake Energy Corporation	2,477	58,556
Baker Hughes, Inc.	1,186	55,552
Spectra Energy Corporation	2,460	55,424
Southwestern Energy Company*	1,317	53,628

		Market
	Shares	Value
COMMON STOCKS(a) - 71.0%
Williams Companies, Inc.	2,220	$51,282
Noble Energy, Inc.	656	47,888
Peabody Energy Corporation	1,020	46,614
Valero Energy Corporation	2,150	42,355
Murphy Oil Corporation	730	41,019
Smith International, Inc.	955	40,893
Cameron International Corporation*	930	39,860
Consol Energy, Inc.	840	35,834
FMC Technologies, Inc.*	460	29,730
El Paso Corporation	2,670	28,943
Range Resources Corporation	612	28,685
Denbury Resources, Inc.*	1,500	25,305
Pioneer Natural Resources Company	440	24,781
BJ Services Company	1,120	23,968
Diamond Offshore Drilling, Inc.	260	23,091
Nabors Industries, Ltd.*	1,080	21,200
Massey Energy Company	360	18,824
Helmerich & Payne, Inc.	400	15,232
Cabot Oil & Gas Corporation	386	14,205
Sunoco, Inc.	440	13,072
Rowan Companies, Inc.*	429	12,488
Tesoro Corporation	530	7,367

Total Energy		4,370,940

Industrials - 7.5%
General Electric Company	40,603	738,975
United Technologies Corporation	3,560	262,052
United Parcel Service, Inc. — Class B	3,780	243,470
3M Company	2,707	226,224
Boeing Company	2,880	209,117
Caterpillar, Inc.	2,376	149,332
Emerson Electric Company	2,860	143,972
Union Pacific Corporation	1,920	140,736
Honeywell International, Inc.	2,910	131,736
General Dynamics Corporation	1,470	113,484
FedEx Corporation	1,188	110,959
Lockheed Martin Corporation	1,200	99,864
Deere & Company	1,610	95,731
Raytheon Company	1,440	82,253
Danaher Corporation	1,000	79,910
Norfolk Southern Corporation	1,411	78,861
Northrop Grumman Corporation	1,150	75,405
CSX Corporation	1,480	75,332
Illinois Tool Works, Inc.	1,470	69,619
Precision Castparts Corporation	540	68,423
Waste Management, Inc.	1,850	63,696
PACCAR, Inc.	1,392	60,329
Eaton Corporation	630	47,735
Cummins, Inc.	770	47,701
L-3 Communications Holdings, Inc.	438	40,134
Parker Hannifin Corporation	608	39,362
ITT Corporation	704	37,741
Rockwell Collins, Inc.	600	37,554
Southwest Airlines Company	2,826	37,360
Republic Services, Inc. — Class A	1,230	35,695
CH Robinson Worldwide, Inc.	630	35,185

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Nova Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 71.0%
Goodrich Corporation	485	$34,202
Dover Corporation	710	33,192
Fluor Corporation	680	31,627
Rockwell Automation, Inc.	540	30,434
Expeditors International of Washington, Inc.	810	29,905
WW Grainger, Inc.	230	24,868
Fastenal Company	500	23,995
Flowserve Corporation	207	22,826
Textron, Inc.	1,040	22,079
First Solar, Inc.*	180	22,077
Masco Corporation	1,370	21,262
Jacobs Engineering Group, Inc.*	470	21,239
Roper Industries, Inc.	357	20,649
Pitney Bowes, Inc.	790	19,315
Iron Mountain, Inc.	687	18,824
Pall Corporation	450	18,221
Stericycle, Inc.*	320	17,440
Robert Half International, Inc.	570	17,345
Equifax, Inc.	480	17,184
RR Donnelley & Sons Company	780	16,653
Avery Dennison Corporation	426	15,511
Quanta Services, Inc.*	796	15,251
Dun & Bradstreet Corporation	190	14,140
Cintas Corporation	500	14,045
Snap-On, Inc.	220	9,535
Ryder System, Inc.	200	7,752

Total Industrials		4,217,518

Consumer Discretionary - 7.2%
McDonald’s Corporation	4,090	272,885
Walt Disney Company	7,385	257,810
Home Depot, Inc.	6,470	209,305
Comcast Corporation — Class A	10,800	203,256
Amazon.com, Inc.*	1,301	176,585
Ford Motor Company*	12,825	161,210
Target Corporation	2,860	150,436
Time Warner, Inc.	4,380	136,963
Lowe’s Companies, Inc.	5,600	135,744
News Corporation — Class A*	8,570	123,494
DIRECTV — Class A*	3,560	120,364
NIKE, Inc. — Class B	1,480	108,780
Johnson Controls, Inc.	2,562	84,520
Viacom, Inc. — Class B*	2,310	79,418
Time Warner Cable, Inc. — Class A	1,340	71,435
Starbucks Corporation	2,830	68,684
Yum! Brands, Inc.	1,786	68,457
TJX Companies, Inc.	1,600	68,032
Staples, Inc.	2,770	64,790
Carnival Corporation	1,650	64,152
Kohl’s Corporation*	1,170	64,093
Best Buy Company, Inc.	1,300	55,302
Coach, Inc.	1,200	47,424
Omnicom Group, Inc.	1,180	45,796
Bed Bath & Beyond, Inc.*	996	43,585
priceline.com, Inc.*	170	43,350
McGraw-Hill Companies, Inc.	1,200	42,780
Gap, Inc.	1,810	41,829
Discovery Communications, Inc. — Class A*	1,080	36,493

		Market
	Shares	Value
COMMON STOCKS(a) - 71.0%
CBS Corporation — Class B	2,577	$35,923
Macy’s, Inc.	1,600	34,832
Stanley Black & Decker, Inc.	597	34,274
Starwood Hotels & Resorts Worldwide, Inc.	710	33,114
Mattel, Inc.	1,382	31,427
Marriott International, Inc. — Class A	970	30,574
Apollo Group, Inc. — Class A*	492	30,155
JC Penney Company, Inc.	897	28,856
Fortune Brands, Inc.	580	28,136
VF Corporation	336	26,930
Nordstrom, Inc.	630	25,736
Genuine Parts Company	600	25,350
Ross Stores, Inc.	470	25,131
, Ltd. Brands, Inc.	1,020	25,112
Harley-Davidson, Inc.	890	24,982
Whirlpool Corporation	284	24,779
Sherwin-Williams Company	350	23,688
Darden Restaurants, Inc.	526	23,428
H&R Block, Inc.	1,280	22,784
Tiffany & Company	470	22,320
O’Reilly Automotive, Inc.*	516	21,522
International Game Technology	1,130	20,849
Expedia, Inc.	800	19,968
Wynn Resorts, Ltd.	260	19,716
Sears Holdings Corporation*	180	19,517
Family Dollar Stores, Inc.	530	19,403
Polo Ralph Lauren Corporation — Class A	220	18,709
AutoZone, Inc.*	108	18,694
Urban Outfitters, Inc.*	487	18,521
Hasbro, Inc.	470	17,992
Wyndham Worldwide Corporation	684	17,599
Newell Rubbermaid, Inc.	1,060	16,112
DeVry, Inc.	240	15,648
Interpublic Group of Companies, Inc.*	1,850	15,392
Abercrombie & Fitch Company — Class A	330	15,061
Scripps Networks Interactive, Inc. — Class A	339	15,035
Gannett Company, Inc.	901	14,885
GameStop Corporation — Class A*	635	13,913
Pulte Group, Inc.*	1,215	13,669
DR Horton, Inc.	1,047	13,192
Harman International Industries, Inc.	260	12,163
Leggett & Platt, Inc.	560	12,118
Goodyear Tire & Rubber Company*	920	11,629
Big Lots, Inc.*	310	11,290
RadioShack Corporation	479	10,840
Lennar Corporation — Class A	623	10,722
Washington Post Company — Class B	20	8,884
Office Depot, Inc.*	1,046	8,347
AutoNation, Inc.*	340	6,147
Eastman Kodak Company	1,020	5,906
New York Times Company — Class A*	440	4,897

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Nova Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 71.0%
Meredith Corporation	140	4,817

Total Consumer Discretionary		4,057,660

Materials - 2.5%
Monsanto Company	2,080	148,554
Freeport-McMoRan Copper & Gold, Inc. — Class B	1,644	137,340
Dow Chemical Company	4,380	129,517
EI du Pont de Nemours & Company	3,440	128,106
Praxair, Inc.	1,166	96,778
Newmont Mining Corporation	1,866	95,035
Air Products & Chemicals, Inc.	815	60,269
Alcoa, Inc.	3,880	55,251
Nucor Corporation	1,200	54,456
PPG Industries, Inc.	630	41,202
International Paper Company	1,646	40,508
Ecolab, Inc.	898	39,467
Weyerhaeuser Company	800	36,216
Cliffs Natural Resources, Inc.	506	35,901
United States Steel Corporation	548	34,809
Sigma-Aldrich Corporation	460	24,684
Owens-Illinois, Inc.*	640	22,746
Vulcan Materials Company	477	22,533
Allegheny Technologies, Inc.	370	19,976
Airgas, Inc.	310	19,722
Ball Corporation	365	19,484
Eastman Chemical Company	280	17,830
FMC Corporation	280	16,951
MeadWestvaco Corporation	650	16,607
CF Industries Holdings, Inc.	180	16,412
International Flavors & Fragrances, Inc.	300	14,301
Sealed Air Corporation	600	12,648
Pactiv Corporation*	500	12,590
Bemis Company, Inc.	410	11,775
AK Steel Holding Corporation	424	9,693
Titanium Metals Corporation*	320	5,309

Total Materials		1,396,670

Utilities - 2.4%
Exelon Corporation	2,510	109,963
Southern Company	3,120	103,459
Dominion Resources, Inc.	2,280	93,731
Duke Energy Corporation	4,980	81,274
FPL Group, Inc.	1,570	75,878
American Electric Power Company, Inc.	1,817	62,105
PG&E Corporation	1,410	59,812
Entergy Corporation	720	58,572
Public Service Enterprise Group, Inc.	1,930	56,973
Consolidated Edison, Inc.	1,069	47,613
Sempra Energy	940	46,906
FirstEnergy Corporation	1,160	45,344
Progress Energy, Inc.	1,080	42,509
Edison International	1,240	42,371
PPL Corporation	1,430	39,625
Xcel Energy, Inc.	1,740	36,888
Questar Corporation	660	28,512
DTE Energy Company	630	28,098
AES Corporation*	2,540	27,940

		Market
	Shares	Value
COMMON STOCKS(a) - 71.0%
Constellation Energy Group, Inc.	770	27,035
Ameren Corporation	896	23,368
Equities Corporation	550	22,550
Wisconsin Energy Corporation	440	21,740
CenterPoint Energy, Inc.	1,490	21,396
NRG Energy, Inc.*	1,000	20,900
Northeast Utilities	666	18,408
Oneok, Inc.	400	18,260
NiSource, Inc.	1,050	16,590
SCANA Corporation	420	15,788
Allegheny Energy, Inc.	650	14,950
Pinnacle West Capital Corporation	390	14,715
Pepco Holdings, Inc.	851	14,595
Integrys Energy Group, Inc.	290	13,740
CMS Energy Corporation	869	13,435
TECO Energy, Inc.	810	12,871
Nicor, Inc.	167	7,001

Total Utilities		1,384,915

Telecommunication Services - 2.0%
AT&T, Inc.	22,460	580,366
Verizon Communications, Inc.	10,790	334,706
American Tower Corporation — Class A*	1,530	65,193
Sprint Nextel Corporation*	11,330	43,054
CenturyTel, Inc.	1,143	40,531
Qwest Communications International, Inc.	5,656	29,524
Windstream Corporation	1,743	18,981
Frontier Communications Corporation	1,190	8,854
MetroPCS Communications, Inc.*	995	7,045

Total Telecommunication Services		1,128,254

TOTAL COMMON STOCKS
(Cost $29,189,018)		40,172,704

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Nova Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b)† - 18.5%
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	5,097,746	5,097,746
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	1,629,457	1,629,457
UBS Financial Services, Inc. issued 03/31/10 at 0.01% due 04/01/10	929,554	929,554
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	929,554	929,554
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	929,554	929,554
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	929,554	929,554

TOTAL REPURCHASE AGREEMENTS (Cost $10,445,419)		10,445,419

Total Investments - 89.5% (Cost $39,634,437)		$50,618,123
Cash & Other Assets, Less Liabilities - 10.5%		5,935,980

Total Net Assets - 100.0%		$56,554,103

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED(a)
June 2010 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $10,426,750)	179	$57,303

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital, LLC April 2010 Index Swap, Terminating 04/01/10††† (Notional Market Value $13,798,957)	11,800	$478,474
Goldman Sachs International April 2010 Index Swap, Terminating 04/27/10††† (Notional Market Value $20,381,725)	17,429	54,662

(Total Notional Market Value $34,180,682)		$533,136

*	Non-income producing security

†	Repurchase Agreements.

††	All or a portion of this security is pledged as equity index swap collateral at March 31, 2010.

†††	Total Return based on S&P 500 Index +/- financing at a variable rate

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

REIT	Real Estate Investment Trust

Schedule of Investments	Sector Funds
March 31, 2010	Precious Metals Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5%
Materials - 99.5%
Freeport-McMoRan Copper & Gold, Inc. — Class B	115,505	$9,649,288
Newmont Mining Corporation	115,919	5,903,755
Barrick Gold Corporation	138,653	5,315,956
Goldcorp, Inc.	115,912	4,314,245
Agnico-Eagle Mines, Ltd.	59,502	3,312,476
Southern Copper Corporation	102,271	3,238,923
AngloGold Ashanti, Ltd. ADR	70,877	2,689,782
Yamana Gold, Inc.	268,144	2,641,218
Kinross Gold Corporation	144,261	2,465,421
Randgold Resources, Ltd. ADR	30,428	2,337,783
Gold Fields, Ltd. ADR	181,748	2,293,660
Titanium Metals Corporation*	135,085	2,241,060
Silver Wheaton Corporation*	138,607	2,174,744
Cia de Minas Buenaventura S.A. ADR	63,190	1,956,994
IAMGOLD Corporation	144,795	1,914,190
Hecla Mining Company*	342,316	1,872,469
Coeur d’Alene Mines Corporation*	113,302	1,697,264
Eldorado Gold Corporation*	136,540	1,649,403
Harmony Gold Mining Company, Ltd. ADR	158,051	1,498,323

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5% (continued)
Materials - 99.5% (continued)
Pan American Silver Corporation	63,870	$1,478,591
Royal Gold, Inc.	29,645	1,369,895
Silver Standard Resources, Inc.*	64,913	1,154,802
Stillwater Mining Company*	85,000	1,103,300
Lihir Gold, Ltd. ADR	34,088	959,918
Novagold Resources, Inc.*	92,609	661,228
Silvercorp Metals, Inc.	75,345	518,374
Gammon Gold, Inc.*	65,918	473,950

Total Materials		66,887,012

TOTAL COMMON STOCKS (Cost $32,047,711)		66,887,012

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.3%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	167,630	167,630

TOTAL REPURCHASE AGREEMENT (Cost $167,630)		167,630

Total Investments - 99.8% (Cost $32,215,341)		$67,054,642
Cash & Other Assets, Less Liabilities - 0.2%		166,447

Total Net Assets - 100.0%		$67,221,089

*	Non-income producing security

†	Repurchase Agreements.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

ADR	American Depositary Receipt

Schedule of Investments	Speciality Funds
March 31, 2010	Real Estate Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.0%
Real Estate Investment Trusts (REITs) - 91.4%
Specialized REIT’s - 25.4%
Public Storage, Inc.	11,320	$1,041,327
Host Hotels & Resorts, Inc.	57,060	835,929
HCP, Inc.	24,339	803,187
Ventas, Inc.	15,100	716,948
Plum Creek Timber Company, Inc.	16,940	659,135
Health Care REIT, Inc.	13,644	617,118
Nationwide Health Properties, Inc.	15,308	538,076
Rayonier, Inc.	10,926	496,368
Hospitality Properties Trust	18,551	444,296
Senior Housing Properties Trust	19,687	436,067
Entertainment Properties Trust	8,404	345,657
LaSalle Hotel Properties	14,660	341,578
Omega Healthcare Investors, Inc.	17,484	340,763
Potlatch Corporation	8,923	312,662
Healthcare Realty Trust, Inc.	13,212	307,708
DiamondRock Hospitality Company*	29,900	302,289
Sunstone Hotel Investors, Inc.*	25,100	280,367
Extra Space Storage, Inc.	21,229	269,184
Medical Properties Trust, Inc.	22,450	235,276
Sovran Self Storage, Inc.	5,190	180,923

Total Specialized REIT’s		9,504,858

Retail REIT’s - 17.6%
Simon Property Group, Inc.	15,336	1,286,690
Kimco Realty Corporation	42,217	660,274
Federal Realty Investment Trust	7,714	561,656
Macerich Company	13,095	501,660
Realty Income Corporation	15,212	466,856
Regency Centers Corporation	11,957	448,029
Developers Diversified Realty Corporation	35,620	433,495
Weingarten Realty Investors	19,108	411,969
Taubman Centers, Inc.	9,528	380,358
National Retail Properties, Inc.	15,752	359,618
Tanger Factory Outlet Centers	7,973	344,115
CBL & Associates Properties, Inc.	24,472	335,266
Equity One, Inc.	12,660	239,147
Acadia Realty Trust	10,290	183,780

Total Retail REIT’s		6,612,913

Office REIT’s - 16.5%
Boston Properties, Inc.	11,117	838,666
SL Green Realty Corporation	9,880	565,828
Digital Realty Trust, Inc.	9,889	535,984
Alexandria Real Estate Equities, Inc.	6,786	458,734
Mack-Cali Realty Corporation	12,475	439,744
Duke Realty Corporation	35,197	436,443
Highwoods Properties, Inc.	12,534	397,704
Corporate Office Properties Trust SBI MD	9,864	395,842
HRPT Properties Trust	45,950	357,491
Douglas Emmett, Inc.	22,916	352,219
BioMed Realty Trust, Inc.	19,864	328,551
Brandywine Realty Trust	26,407	322,429
Kilroy Realty Corporation	9,736	300,258
Government Properties Income Trust	9,620	250,216

		Market
	Shares	Value
COMMON STOCKS(a) - 99.0% (continued)
Real Estate Investment Trusts (REITs) - 91.4% (continued)
Office REIT’s - 16.5% (continued)
Lexington Realty Trust	34,200	$222,642

Total Office REIT’s		6,202,751

Residential REIT’s - 13.8%
Equity Residential	21,973	860,243
AvalonBay Communities, Inc.	8,050	695,118
UDR, Inc.	24,554	433,133
Camden Property Trust	10,173	423,502
Essex Property Trust, Inc.	4,661	419,257
Apartment Investment & Management Company — Class A	20,996	386,536
BRE Properties, Inc.	10,131	362,183
Home Properties, Inc.	7,318	342,482
Equity Lifestyle Properties, Inc.	6,130	330,284
American Campus Communities, Inc.	11,510	318,367
Mid-America Apartment
Communities, Inc.	6,110	316,437
Post Properties, Inc.	12,284	270,494

Total Residential REIT’s		5,158,036

Mortgage REIT’s - 6.8%
Annaly Capital Management, Inc.	45,575	782,978
MFA Financial, Inc.	51,837	381,520
Redwood Trust, Inc.	19,182	295,786
Hatteras Financial Corporation	9,489	244,532
Capstead Mortgage Corporation	19,335	231,247
Anworth Mortgage Asset Corporation	34,046	229,470
American Capital Agency Corporation	7,730	197,888
Starwood Property Trust, Inc.	9,430	181,999

Total Mortgage REIT’s		2,545,420

Diversified REIT’s - 6.2%
Vornado Realty Trust	12,772	966,840
Liberty Property Trust	15,050	510,797
Washington Real Estate Investment Trust	11,781	359,909
Cousins Properties, Inc.	29,533	245,419
Colonial Properties Trust	18,170	234,030

Total Diversified REIT’s		2,316,995

Industrial REIT’s - 5.1%
ProLogis	46,966	619,952
AMB Property Corporation	18,787	511,758
EastGroup Properties, Inc.	7,080	267,199
DCT Industrial Trust, Inc.	50,570	264,481
DuPont Fabros Technology, Inc.	11,290	243,751

Total Industrial REIT’s		1,907,141

Total Real Estate Investment Trusts (REITs)		34,248,114

Real Estate Management & Development - 7.6%
Real Estate Services - 2.9%
CB Richard Ellis Group, Inc. — Class A*	37,756	598,433
Jones Lang LaSalle, Inc.	6,478	472,181

Total Real Estate Services		1,070,614

Schedule of Investments	Speciality Funds
March 31, 2010	Real Estate Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.0% (continued)
Real Estate Management & Development - 7.6% (continued)
Real Estate Operating Companies - 1.9%
Brookfield Properties Corporation	47,500	$729,600

Diversified Real Estate Activities - 1.2%
St. Joe Company*	13,715	443,680

Real Estate Management & Development - 1.1%
Forest City Enterprises, Inc. — Class A*	28,120	405,209

		Market
	Shares	Value
COMMON STOCKS(a) - 99.0% (continued)
Real Estate Management & Development - 7.6% (continued)
Real Estate Development - 0.5%
Forestar Group, Inc.*	9,610	$181,437

Total Real Estate Management & Development		2,830,540

TOTAL COMMON STOCKS (Cost $26,320,674)		37,078,654

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.3%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	119,632	119,632

TOTAL REPURCHASE AGREEMENT (Cost $119,632)		119,632

Total Investments - 99.3% (Cost $26,440,306)		$37,198,286
Cash & Other Assets, Less Liabilities - 0.7%		253,499

Total Net Assets - 100.0%		$37,451,785

*	Non-income producing security

†	Repurchase Agreement.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

REIT	Real Estate Investment Trust

Schedule of Investments	Sector Funds
March 31, 2010	Retailing Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.6%
Consumer Discretionary - 82.3%
Amazon.com, Inc.*	6,735	$914,142
Home Depot, Inc.	26,741	865,071
Target Corporation	13,861	729,089
Lowe’s Companies, Inc.	28,300	685,992
Best Buy Company, Inc.	11,796	501,802
TJX Companies, Inc.	11,363	483,155
Kohl’s Corporation*	8,666	474,723
Staples, Inc.	20,247	473,577
Gap, Inc.	19,828	458,225
Sears Holdings Corporation*	3,852	417,672
priceline.com, Inc.*	1,592	405,960
Bed Bath & Beyond, Inc.*	8,753	383,031
Macy’s, Inc.	16,399	357,006
Liberty Media Corporation - Interactive*	23,045	352,819
Nordstrom, Inc.	8,487	346,694
AutoZone, Inc.*	1,971	341,160
Expedia, Inc.	13,142	328,024
JC Penney Company, Inc.	10,040	322,987
, Ltd. Brands, Inc.	13,014	320,405
Sherwin-Williams Company	4,674	316,336
Ross Stores, Inc.	5,707	305,153
Urban Outfitters, Inc.*	7,995	304,050
Genuine Parts Company	7,158	302,425
CarMax, Inc.*	11,127	279,510
Tiffany & Company	5,854	278,006
O’Reilly Automotive, Inc.*	6,546	273,034
Dollar Tree, Inc.*	4,472	264,832
Family Dollar Stores, Inc.	7,151	261,798
Guess?, Inc.	5,043	236,920
Abercrombie & Fitch Company — Class A	5,095	232,536
PetSmart, Inc.	7,219	230,719
NetFlix, Inc.*	3,128	230,659
Advance Auto Parts, Inc.	5,417	227,081
American Eagle Outfitters, Inc.	12,004	222,314
GameStop Corporation — Class A*	9,829	215,353
AutoNation, Inc.*	11,364	205,461
Signet Jewelers, Ltd.*	6,300	203,742
Williams-Sonoma, Inc.	7,686	202,065
Dollar General Corporation*	7,932	200,283
RadioShack Corporation	8,838	200,004
LKQ Corporation*	9,810	199,143
Dick’s Sporting Goods, Inc.*	7,576	197,809
J Crew Group, Inc.*	4,305	197,600
Big Lots, Inc.*	5,418	197,324

		Market
	Shares	Value
COMMON STOCKS(a) - 99.6% (continued)
Consumer Discretionary - 82.3% (continued)
Aeropostale, Inc.*	6,658	$191,950
Chico’s FAS, Inc.	13,144	189,536
Foot Locker, Inc.	11,938	179,548
Office Depot, Inc.*	21,262	169,671
Dress Barn, Inc.*	6,449	168,706
Tractor Supply Company	2,772	160,915
Dillard’s, Inc. — Class A	6,490	153,164
HSN, Inc.*	5,090	149,850
Aaron’s, Inc.	4,482	149,430
Buckle, Inc.	4,064	149,393
Rent-A-Center, Inc. — Class A*	6,131	144,998
Collective Brands, Inc.*	6,350	144,399
Gymboree Corporation*	2,719	140,382
Saks, Inc.*	15,731	135,287
Ulta Salon Cosmetics & Fragrance, Inc.*	5,910	133,684
OfficeMax, Inc.*	8,080	132,674
Men’s Wearhouse, Inc.	5,486	131,335
DSW, Inc. — Class A*	5,040	128,671
Penske Auto Group, Inc.*	8,816	127,127
Childrens Place Retail Stores, Inc.*	2,846	126,789
AnnTaylor Stores Corporation*	6,097	126,208
Cabela’s, Inc.*	7,063	123,532
Jo-Ann Stores, Inc.*	2,940	123,421
99 Cents Only Stores*	7,551	123,081
Barnes & Noble, Inc.	5,520	119,342
Blue Nile, Inc.*	1,945	107,014

Total Consumer Discretionary		18,875,798

Consumer Staples - 17.3%
Wal-Mart Stores, Inc.	29,927	1,663,941
CVS Caremark Corporation	23,049	842,672
Walgreen Company	19,415	720,102
Costco Wholesale Corporation	9,789	584,501
BJ’s Wholesale Club, Inc.*	4,429	163,829

Total Consumer Staples		3,975,045

TOTAL COMMON STOCKS (Cost $18,067,117)		22,850,843

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.5%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	120,967	120,967

TOTAL REPURCHASE AGREEMENT (Cost $120,967)		120,967

Total Investments - 100.1% (Cost $18,188,084)		$22,971,810
Liabilities, Less Cash & Other Assets - (0.1)%		(19,211)

Total Net Assets - 100.0%		$22,952,599

*	Non-income producing security

†	Repurchase Agreements.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3%
Financials - 7.0%
Assured Guaranty, Ltd.	900	$19,773
E*Trade Financial Corporation*	11,615	19,165
Apollo Investment Corporation	1,298	16,524
Developers Diversified Realty Corporation	1,355	16,490
Highwoods Properties, Inc.	519	16,468
MFA Financial, Inc.	2,069	15,228
SVB Financial Group*	302	14,091
Platinum Underwriters Holdings, Ltd.	380	14,090
Prosperity Bancshares, Inc.	340	13,940
ProAssurance Corporation*	237	13,874
CBL & Associates Properties, Inc.	1,009	13,823
Ares Capital Corporation	922	13,682
National Retail Properties, Inc.	594	13,561
East West Bancorp, Inc.	771	13,431
Washington Real Estate Investment Trust	436	13,320
FirstMerit Corporation	616	13,287
Tanger Factory Outlet Centers	302	13,034
Entertainment Properties Trust	310	12,750
Westamerica Bancorporation	209	12,049
Iberiabank Corporation	200	12,002
BioMed Realty Trust, Inc.	723	11,958
Omega Healthcare Investors, Inc.	612	11,928
Stifel Financial Corporation*	221	11,879
Home Properties, Inc.	252	11,794
Trustmark Corporation	467	11,409
Mid-America Apartment Communities, Inc.	215	11,135
Signature Bank NY*	300	11,115
LaSalle Hotel Properties	476	11,091
American Campus Communities, Inc.	386	10,677
Conseco, Inc.*	1,703	10,593
American Capital, Ltd.*	2,070	10,516
Knight Capital Group, Inc. — Class A*	687	10,477
Zenith National Insurance Corporation	272	10,423
Potlatch Corporation	291	10,197
Equity Lifestyle Properties, Inc.	189	10,183
Healthcare Realty Trust, Inc.	437	10,178
MGIC Investment Corporation*	921	10,103
NewAlliance Bancshares, Inc.	791	9,982
Kilroy Realty Corporation	316	9,745
UMB Financial Corporation	236	9,582
PHH Corporation*	405	9,546
Radian Group, Inc.	604	9,447
Umpqua Holdings Corporation	703	9,322
Susquehanna Bancshares, Inc.	949	9,310
DiamondRock Hospitality Company*	915	9,251
Astoria Financial Corporation	629	9,120
Hancock Holding Company	215	8,989
Webster Financial Corporation	506	8,850
Redwood Trust, Inc.	571	8,805

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Financials - 7.0% (continued)
Cash America International, Inc.	222	$8,765
International Bancshares Corporation	378	8,690
Delphi Financial Group, Inc. — Class A	344	8,655
Montpelier Re Holdings, Ltd.	514	8,640
MB Financial, Inc.	373	8,404
Wintrust Financial Corporation	225	8,372
Extra Space Storage, Inc.	642	8,141
Post Properties, Inc.	366	8,059
Sunstone Hotel Investors, Inc.*	718	8,020
Glacier Bancorp, Inc.	523	7,965
Max Capital Group, Ltd.	346	7,955
RLI Corporation	138	7,869
DCT Industrial Trust, Inc.	1,503	7,861
First Financial Bankshares, Inc.	148	7,629
Old National Bancorp	638	7,624
First Financial Bancorp	428	7,614
Argo Group International Holdings, Ltd.	228	7,431
Tower Group, Inc.	330	7,316
United Bankshares, Inc.	278	7,289
National Health Investors, Inc.	188	7,287
EastGroup Properties, Inc.	192	7,246
Franklin Street Properties Corporation	490	7,071
PS Business Parks, Inc.	132	7,049
Hatteras Financial Corporation	273	7,035
KBW, Inc.*	260	6,994
Sovran Self Storage, Inc.	200	6,972
Ezcorp, Inc. — Class A*	336	6,922
FNB Corporation	847	6,869
Portfolio Recovery Associates, Inc.*	122	6,694
Selective Insurance Group	396	6,574
Starwood Property Trust, Inc.	340	6,562
Allied Capital Corporation*	1,316	6,541
Pico Holdings, Inc.*	174	6,471
National Penn Bancshares, Inc.	936	6,458
Colonial Properties Trust	488	6,285
First Midwest Bancorp, Inc.	456	6,179
Medical Properties Trust, Inc.	588	6,162
CVB Financial Corporation	618	6,137
Cathay General Bancorp	524	6,105
Capstead Mortgage Corporation	508	6,076
Piper Jaffray Companies*	144	5,803
NBT Bancorp, Inc.	253	5,781
Greenlight Capital Re, Ltd. — Class A*	215	5,736
MF Global Holdings, Ltd.*	709	5,722
Anworth Mortgage Asset Corporation	830	5,594
Prospect Capital Corporation	457	5,553
Community Bank System, Inc.	242	5,513
PrivateBancorp, Inc. — Class A	388	5,316
Park National Corporation	84	5,234
Acadia Realty Trust	292	5,215

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Financials - 7.0% (continued)
Provident Financial Services, Inc.	437	$5,200
optionsXpress Holdings, Inc.	315	5,131
Texas Capital Bancshares, Inc.*	265	5,032
Artio Global Investors, Inc. — Class A	200	4,948
Forestar Group, Inc.*	258	4,871
Investors Real Estate Trust	539	4,862
Employers Holdings, Inc.	325	4,826
Alexander’s, Inc.*	16	4,786
Inland Real Estate Corporation	519	4,749
Ocwen Financial Corporation*	425	4,713
PacWest Bancorp	205	4,678
Investors Bancorp, Inc.*	352	4,646
American Equity Investment Life Holding Company	435	4,633
Brookline Bancorp, Inc.	435	4,628
Cousins Properties, Inc.	557	4,626
Lexington Realty Trust	710	4,622
LTC Properties, Inc.	166	4,492
Equity One, Inc.	236	4,458
Dollar Financial Corporation*	184	4,427
National Western Life Insurance Company — Class A	24	4,424
Horace Mann Educators Corporation	293	4,413
Infinity Property & Casualty Corporation	96	4,362
U-Store-It Trust	593	4,270
First Commonwealth Financial Corporation	636	4,268
City Holding Company	124	4,252
Sterling Bancshares, Inc.	761	4,246
National Financial Partners Corporation*	300	4,230
Columbia Banking System, Inc.	208	4,224
World Acceptance Corporation*	116	4,185
DuPont Fabros Technology, Inc.	190	4,102
First Potomac Realty Trust	270	4,058
Enstar Group, Ltd.*	55	3,804
Safety Insurance Group, Inc.	100	3,767
Independent Bank Corporation	152	3,748
First Cash Financial Services, Inc.*	173	3,732
Boston Private Financial Holdings, Inc.	506	3,729
MarketAxess Holdings, Inc.	235	3,697
Chemical Financial Corporation	156	3,685
Riskmetrics Group, Inc.*	162	3,663
Bank of the Ozarks, Inc.	103	3,625
Pinnacle Financial Partners, Inc.*	238	3,596
Harleysville Group, Inc.	105	3,545
Home Bancshares, Inc.	133	3,517
S&T Bancorp, Inc.	167	3,490
Trustco Bank Corporation NY	560	3,455
SCBT Financial Corporation	93	3,445
Pennsylvania Real Estate
Investment Trust	276	3,442
Citizens Republic Bancorp, Inc.*	2,907	3,430

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Financials - 7.0% (continued)
Navigators Group, Inc.*	86	$3,382
Hilltop Holdings, Inc.*	286	3,360
Meadowbrook Insurance Group, Inc.	425	3,357
Northwest Bancshares, Inc.	282	3,311
Fifth Street Finance Corporation	283	3,286
Flagstone Reinsurance Holdings, Ltd.	286	3,278
Cohen & Steers, Inc.	131	3,270
Oriental Financial Group, Inc.	239	3,226
Simmons First National Corporation — Class A	117	3,226
Evercore Partners, Inc. — Class A	107	3,210
iStar Financial, Inc.	689	3,162
Parkway Properties, Inc.	165	3,099
First Industrial Realty Trust, Inc.*	396	3,073
Getty Realty Corporation	130	3,042
Sun Communities, Inc.	120	3,024
Community Trust Bancorp, Inc.	110	2,980
American Capital Agency Corporation	116	2,970
PMI Group, Inc.*	539	2,921
Banco Latinoamericano de Comercio Exterior S.A. — Class E	203	2,915
United Fire & Casualty Company	160	2,878
Universal Health Realty Income Trust	81	2,863
Compass Diversified Holdings	185	2,823
GFI Group, Inc.	485	2,803
Flushing Financial Corporation	219	2,773
WesBanco, Inc.	170	2,764
First Financial Corporation	95	2,751
Hercules Technology Growth Capital, Inc.	259	2,743
Maiden Holdings, Ltd.	369	2,727
FelCor Lodging Trust, Inc.*	478	2,725
Walter Investment Management Corporation	170	2,720
Nelnet, Inc. — Class A	144	2,673
United Community Banks, Inc.*	605	2,668
eHealth, Inc.*	169	2,662
Renasant Corporation	163	2,637
Cedar Shopping Centers, Inc.	333	2,634
United America Indemnity, Ltd. — Class A*	275	2,632
Tompkins Financial Corporation	72	2,627
Government Properties Income Trust	100	2,601
FBL Financial Group, Inc. — Class A	105	2,570
Sandy Spring Bancorp, Inc.	169	2,535
MCG Capital Corporation*	486	2,532
Urstadt Biddle Properties, Inc. — Class A	155	2,451
Tejon Ranch Company*	80	2,442
Dime Community Bancshares	192	2,425
Education Realty Trust, Inc.	420	2,415
Amtrust Financial Services, Inc.	172	2,399

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Financials - 7.0% (continued)
Ashford Hospitality Trust, Inc.*	331	$2,373
SWS Group, Inc.	205	2,364
Strategic Hotels & Resorts, Inc.*	555	2,359
Provident New York Bancorp	246	2,332
Beneficial Mutual Bancorp, Inc.*	244	2,313
Glimcher Realty Trust	456	2,312
AMERISAFE, Inc.*	141	2,308
Suffolk Bancorp	75	2,303
GAMCO Investors, Inc. — Class A	50	2,275
Lakeland Financial Corporation	119	2,267
StellarOne Corporation	169	2,260
Cardinal Financial Corporation	211	2,253
Bank Mutual Corporation	346	2,249
Danvers Bancorp, Inc.	160	2,213
Colony Financial, Inc.	110	2,200
FPIC Insurance Group, Inc.*	81	2,196
Ramco-Gershenson Properties Trust	194	2,184
Univest Corporation of Pennsylvania	116	2,168
TowneBank	155	2,164
Hersha Hospitality Trust	415	2,150
CapLease, Inc.	386	2,142
Bancfirst Corporation	51	2,137
MVC Capital, Inc.	157	2,130
Harleysville National Corporation	316	2,117
CNA Surety Corporation*	119	2,117
Westfield Financial, Inc.	230	2,114
Nara Bancorp, Inc.*	240	2,102
BGC Partners, Inc. — Class A	344	2,102
NorthStar Realty Finance Corporation	496	2,088
Southside Bancshares, Inc.	96	2,071
Saul Centers, Inc.	50	2,070
Camden National Corporation	64	2,055
Phoenix Companies, Inc.*	848	2,052
WSFS Financial Corporation	52	2,028
Northfield Bancorp, Inc.	138	1,998
Advance America Cash Advance Centers, Inc.	343	1,996
State Auto Financial Corporation	111	1,992
Trico Bancshares	100	1,990
PennantPark Investment Corporation	192	1,989
American Physicians Capital, Inc.	62	1,981
Safeguard Scientifics, Inc.*	152	1,976
Duff & Phelps Corporation — Class A	117	1,959
Calamos Asset Management, Inc. — Class A	136	1,950
1st Source Corporation	111	1,948
Arrow Financial Corporation	72	1,936
Western Alliance Bancorp*	338	1,923
Union First Market Bankshares Corporation	126	1,903
First Financial Holdings, Inc.	125	1,882
Sterling Bancorp — Class N	186	1,869

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Financials - 7.0% (continued)
Gladstone Capital Corporation	158	$1,864
Pennymac Mortgage Investment Trust*	110	1,827
SeaBright Insurance Holdings, Inc.	165	1,817
Washington Trust Bancorp, Inc.	97	1,808
Oppenheimer Holdings, Inc. — Class A	70	1,786
Berkshire Hills Bancorp, Inc.	96	1,760
TradeStation Group, Inc.*	251	1,759
Home Federal Bancorp, Inc.	120	1,741
Stewart Information Services Corporation	126	1,739
SY Bancorp, Inc.	76	1,729
Encore Capital Group, Inc.*	105	1,727
Capital Southwest Corporation	19	1,727
Associated Estates Realty Corporation	125	1,724
Centerstate Banks, Inc.	140	1,715
Territorial Bancorp, Inc.	90	1,713
United Financial Bancorp, Inc.	121	1,692
Credit Acceptance Corporation*	41	1,691
Citizens, Inc.*	243	1,679
Cogdell Spencer, Inc.	225	1,665
Kite Realty Group Trust	342	1,618
Invesco Mortgage Capital, Inc.	70	1,610
Broadpoint Gleacher Securities, Inc.*	402	1,608
Cypress Sharpridge Investments, Inc.	120	1,606
Heartland Financial USA, Inc.	100	1,597
LaBranche & Company, Inc.*	303	1,594
Wilshire Bancorp, Inc.	140	1,544
International Assets Holding Corporation*	103	1,542
First Busey Corporation	347	1,534
First Bancorp	113	1,528
PMA Capital Corporation — Class A*	243	1,492
Great Southern Bancorp, Inc.	66	1,481
First Mercury Financial Corporation	113	1,472
Westwood Holdings Group, Inc.	40	1,472
Baldwin & Lyons, Inc. — Class B	61	1,469
Presidential Life Corporation	147	1,466
Pacific Continental Corporation	139	1,459
BankFinancial Corporation	158	1,449
ESSA Bancorp, Inc.	115	1,442
Washington Banking Company	114	1,435
First BanCorp	595	1,434
Penson Worldwide, Inc.*	142	1,430
NGP Capital Resources Company	165	1,406
CoBiz Financial, Inc.	224	1,396
Kearny Financial Corporation	133	1,387
First Community Bancshares, Inc.	111	1,373
Avatar Holdings, Inc.*	63	1,370
Monmouth Real Estate Investment Corporation — Class A	162	1,362
Peoples Bancorp, Inc.	82	1,351

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Financials - 7.0% (continued)
Donegal Group, Inc. — Class A	93	$1,349
TICC Capital Corporation	204	1,344
Bancorp, Inc.*	151	1,344
CreXus Investment Corporation	100	1,337
Bank of Marin Bancorp	40	1,323
Republic Bancorp, Inc. — Class A	70	1,319
Lakeland Bancorp, Inc.	149	1,319
First Marblehead Corporation*	453	1,287
Cardtronics, Inc.*	101	1,270
Capital City Bank Group, Inc.	89	1,268
Abington Bancorp, Inc.	160	1,264
Apollo Commercial Real Estate Finance, Inc.	70	1,261
NewStar Financial, Inc.*	197	1,257
Eagle Bancorp, Inc.*	106	1,256
National Bankshares, Inc.	46	1,253
Winthrop Realty Trust	104	1,252
American Physicians Service Group, Inc.	50	1,250
German American Bancorp, Inc.	81	1,226
Kayne Anderson Energy Development Company	75	1,212
Oritani Financial Corporation	75	1,205
Ambac Financial Group, Inc.*	2,117	1,179
Bridge Bancorp, Inc.	50	1,170
Financial Institutions, Inc.	80	1,170
Consolidated-Tomoka Land Company	37	1,166
Agree Realty Corporation	50	1,143
Life Partners Holdings, Inc.	51	1,131
Citizens & Northern Corporation	90	1,129
Resource Capital Corporation	167	1,129
ViewPoint Financial Group	68	1,102
Diamond Hill Investment Group, Inc.	16	1,098
South Financial Group, Inc.	1,583	1,094
OceanFirst Financial Corporation	96	1,091
RAIT Financial Trust	550	1,089
Kansas City Life Insurance Company	34	1,074
Triangle Capital Corporation	76	1,067
First Merchants Corporation	152	1,058
Heritage Financial Corporation	70	1,056
Epoch Holding Corporation	93	1,050
MainSource Financial Group, Inc.	155	1,043
Harris & Harris Group, Inc.*	226	1,042
Ames National Corporation	51	1,023
First Bancorp, Inc.	64	1,020
Penns Woods Bancorp, Inc.	30	1,006
Metro Bancorp, Inc.*	72	991
Tower Bancorp, Inc.	37	990
Home Bancorp, Inc.*	70	980
Gladstone Commercial Corporation	65	939
Orrstown Financial Services, Inc.	37	939
Main Street Capital Corporation	60	937
Gladstone Investment Corporation	156	933

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Financials - 7.0% (continued)
American Safety Insurance Holdings, Ltd.*	56	$929
First of Long Island Corporation	38	916
State Bancorp, Inc.	116	913
Mission West Properties, Inc.	132	908
ESB Financial Corporation	70	902
JMP Group, Inc.	106	901
US Global Investors, Inc. — Class A	91	900
Enterprise Financial Services Corporation	81	896
Peapack Gladstone Financial Corporation	57	895
Bryn Mawr Bank Corporation	49	889
BlackRock Kelso Capital Corporation	89	886
Southwest Bancorp, Inc.	106	877
Medallion Financial Corporation	110	876
Ameris Bancorp	97	874
Gramercy Capital Corporation*	312	870
National Interstate Corporation	42	870
Sanders Morris Harris Group, Inc.	140	867
American National Bankshares, Inc.	43	866
CNB Financial Corporation	56	865
EMC Insurance Group, Inc.	38	856
Northrim BanCorp, Inc.	50	854
Sierra Bancorp	64	825
Bancorp Rhode Island, Inc.	30	820
First Financial Northwest, Inc.	120	820
Roma Financial Corporation	65	815
Shore Bancshares, Inc.	57	812
Merchants Bancshares, Inc.	37	803
Alliance Financial Corporation	27	796
Rockville Financial, Inc.	65	792
Center Bancorp, Inc.	95	789
NYMAGIC, Inc.	37	786
First South Bancorp, Inc. NC	62	775
Virtus Investment Partners, Inc.*	37	771
Cape Bancorp, Inc.*	95	767
Dynex Capital, Inc.	85	765
Kohlberg Capital Corporation	132	747
Midsouth Bancorp, Inc.	45	742
Citizens Holding Company	30	740
Cowen Group, Inc. — Class A*	130	736
China Housing & Land Development, Inc.*	192	730
West Bancorporation, Inc.	110	724
Mercer Insurance Group, Inc.	40	720
Meridian Interstate Bancorp, Inc.*	67	697
NASB Financial, Inc.	30	694
Asset Acceptance Capital Corporation*	108	681
Rewards Network, Inc.	50	670
Clifton Savings Bancorp, Inc.	70	649
Ohio Valley Banc Corporation	30	646
Guaranty Bancorp*	393	625

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Financials - 7.0% (continued)
Pacific Capital Bancorp North America	344	$623
Hallmark Financial Services*	68	612
Crawford & Company — Class B*	150	610
Bar Harbor Bankshares	20	610
Eastern Insurance Holdings, Inc.	60	608
CompuCredit Holdings Corporation	116	599
FBR Capital Markets Corporation*	130	591
Thomas Weisel Partners Group, Inc.*	150	588
Century Bancorp, Inc. — Class A	30	576
UMH Properties, Inc.	70	572
Chicopee Bancorp, Inc.*	45	571
First Defiance Financial Corporation	56	567
Old Second Bancorp, Inc.	85	560
Primus Guaranty, Ltd.*	130	546
United Security Bancshares	36	539
Banner Corporation	140	538
Universal Insurance Holdings, Inc.	100	506
Yadkin Valley Financial Corporation	117	503
Independence Holding Company	51	484
Legacy Bancorp, Inc.	51	484
Tree.com, Inc.*	50	457
Smithtown Bancorp, Inc.	110	454
Pzena Investment Management, Inc. — Class A*	59	450
Peoples Financial Corporation	30	449
Resource America, Inc. — Class A	93	446
Enterprise Bancorp, Inc.	36	440
Farmers Capital Bank Corporation	50	428
Fox Chase Bancorp, Inc.*	38	411
Bank of Kentucky Financial Corporation	20	399
Sun Bancorp, Inc.*	101	398
Central Pacific Financial Corporation*	224	376
Santander BanCorp*	30	368
Auburn National Bancorporation, Inc.	16	330
Premierwest Bancorp	690	310
Flagstar Bancorp, Inc.*	493	296
Northeast Community Bancorp, Inc.	40	288
Porter Bancorp, Inc.	21	275
Norwood Financial Corporation	10	270
K-Fed Bancorp	30	268
First Financial Service Corporation	30	262
Prudential Bancorp, Inc. of Pennsylvania	30	253
Wilber Corporation	37	242
First Acceptance Corporation*	116	237
Sterling Financial Corporation*	395	225
Hampton Roads Bankshares, Inc.	142	222
American Realty Investors, Inc.*	20	215
Kentucky First Federal Bancorp	20	210
Doral Financial Corporation*	48	207

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Financials - 7.0% (continued)
Waterstone Financial, Inc.*	53	$192
Cheviot Financial Corporation	20	184
Republic First Bancorp, Inc.*	47	182
Brooklyn Federal Bancorp, Inc.	20	168
QC Holdings, Inc.	27	140
California First National Bancorp	10	133
Transcontinental Realty Investors, Inc.*	10	125
First California Financial Group, Inc.*	40	106
Old Point Financial Corporation	6	89
Heritage Financial Group	6	72

Total Financials		1,568,735

Information Technology - 6.0%
3Com Corporation*	2,862	22,009
Solera Holdings, Inc.	507	19,596
Atheros Communications, Inc.*	505	19,549
Skyworks Solutions, Inc.*	1,235	19,266
Polycom, Inc.*	624	19,082
Informatica Corporation*	638	17,137
Parametric Technology Corporation*	852	15,379
Jack Henry & Associates, Inc.	624	15,013
TiVo, Inc.*	812	13,901
TIBCO Software, Inc.*	1,231	13,282
Veeco Instruments, Inc.*	280	12,180
Concur Technologies, Inc.*	286	11,729
Riverbed Technology, Inc.*	405	11,502
Plantronics, Inc.	357	11,167
Unisys Corporation*	316	11,025
Arris Group, Inc.*	914	10,977
ADTRAN, Inc.	414	10,909
Gartner, Inc.*	487	10,831
CACI International, Inc. — Class A*	220	10,747
VeriFone Holdings, Inc.*	527	10,651
Blackboard, Inc.*	255	10,623
Plexus Corporation*	293	10,557
Anixter International, Inc.*	224	10,494
Microsemi Corporation*	601	10,421
Benchmark Electronics, Inc.*	483	10,017
RF Micro Devices, Inc.*	1,962	9,771
Fair Isaac Corporation	366	9,274
Rackspace Hosting, Inc.*	491	9,196
Progress Software Corporation*	290	9,115
Blue Coat Systems, Inc.*	293	9,095
InterDigital, Inc.*	325	9,055
Cybersource Corporation*	512	9,032
Tekelec*	494	8,971
MercadoLibre, Inc.*	186	8,967
Acxiom Corporation*	499	8,952
Netlogic Microsystems, Inc.*	292	8,594
Wright Express Corporation*	283	8,524
Digital River, Inc.*	279	8,454
Cymer, Inc.*	224	8,355
Ariba, Inc.*	642	8,250
Blackbaud, Inc.	323	8,136
Emulex Corporation*	611	8,114

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Information Technology - 6.0% (continued)
Quest Software, Inc.*	448	$7,970
Semtech Corporation*	456	7,948
MAXIMUS, Inc.	130	7,921
j2 Global Communications, Inc.*	334	7,816
Mantech International Corporation — Class A*	160	7,813
Viasat, Inc.*	224	7,753
Taleo Corporation — Class A*	295	7,643
Power Integrations, Inc.	185	7,622
TriQuint Semiconductor, Inc.*	1,087	7,609
Websense, Inc.*	333	7,582
Tessera Technologies, Inc.*	360	7,301
Hittite Microwave Corporation*	165	7,255
MKS Instruments, Inc.*	361	7,072
Synaptics, Inc.*	249	6,875
Cavium Networks, Inc.*	272	6,762
Lawson Software, Inc.*	1,014	6,703
Earthlink, Inc.	779	6,653
Comtech Telecommunications Corporation*	207	6,622
Euronet Worldwide, Inc.*	359	6,616
Intermec, Inc.*	465	6,594
JDA Software Group, Inc.*	237	6,593
Netgear, Inc.*	251	6,551
ValueClick, Inc.*	645	6,540
CommVault Systems, Inc.*	306	6,533
SuccessFactors, Inc.*	343	6,531
Omnivision Technologies, Inc.*	376	6,460
SRA International, Inc. — Class A*	306	6,362
Formfactor, Inc.*	358	6,358
Checkpoint Systems, Inc.*	287	6,348
Cabot Microelectronics Corporation*	166	6,280
FEI Company*	273	6,254
AsiaInfo Holdings, Inc.*	230	6,090
Littelfuse, Inc.*	159	6,044
GSI Commerce, Inc.*	216	5,977
MicroStrategy, Inc. — Class A*	70	5,955
Aruba Networks, Inc.*	435	5,942
Take-Two Interactive Software, Inc.*	596	5,871
Scansource, Inc.*	202	5,814
Ultimate Software Group, Inc.*	176	5,799
Sapient Corporation	623	5,694
Diodes, Inc.*	254	5,690
Amkor Technology, Inc.*	800	5,656
Monolithic Power Systems, Inc.*	252	5,620
CSG Systems International, Inc.*	265	5,554
Mentor Graphics Corporation*	692	5,550
Acme Packet, Inc.*	286	5,514
ACI Worldwide, Inc.*	265	5,462
Cognex Corporation	293	5,418
Heartland Payment Systems, Inc.	284	5,282
Infinera Corporation*	619	5,274
ADC Telecommunications, Inc.*	713	5,212
Advent Software, Inc.*	115	5,146
Coherent, Inc.*	157	5,018

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Information Technology - 6.0% (continued)
L-1 Identity Solutions, Inc. — Class 1*	556	$4,965
DealerTrack Holdings, Inc.*	285	4,868
Entegris, Inc.*	965	4,864
DG FastChannel, Inc.*	152	4,856
Insight Enterprises, Inc.*	337	4,839
Rofin-Sinar Technologies, Inc.*	211	4,773
Art Technology Group, Inc.*	1,068	4,710
DTS, Inc.*	135	4,595
Palm, Inc.*	1,221	4,591
United Online, Inc.	607	4,540
Netezza Corporation*	351	4,489
SAVVIS, Inc.*	270	4,455
ATMI, Inc.*	230	4,441
Harmonic, Inc.*	698	4,404
Tyler Technologies, Inc.*	234	4,390
Park Electrochemical Corporation	150	4,311
Net 1 UEPS Technologies, Inc.*	232	4,266
Manhattan Associates, Inc.*	166	4,230
Brooks Automation, Inc.*	475	4,189
Applied Micro Circuits Corporation*	484	4,177
Volterra Semiconductor Corporation*	166	4,167
Zoran Corporation*	386	4,153
TNS, Inc.*	186	4,148
SYNNEX Corporation*	140	4,138
TeleTech Holdings, Inc.*	240	4,099
Constant Contact, Inc.*	176	4,087
Quantum Corporation*	1,551	4,079
Cirrus Logic, Inc.*	486	4,078
Sonus Networks, Inc.*	1,522	3,972
ArcSight, Inc.*	141	3,969
Pegasystems, Inc.	107	3,959
Advanced Energy Industries, Inc.*	239	3,958
Black Box Corporation	128	3,937
Electronics for Imaging, Inc.*	321	3,733
Standard Microsystems Corporation*	160	3,725
Stratasys, Inc.*	152	3,706
Kulicke & Soffa Industries, Inc.*	506	3,669
Syntel, Inc.	95	3,655
Sourcefire, Inc.*	159	3,649
Micrel, Inc.	333	3,550
THQ, Inc.*	499	3,498
MTS Systems Corporation	120	3,484
Rogers Corporation*	120	3,481
SonicWALL, Inc.*	399	3,467
Epicor Software Corporation*	356	3,403
Bottomline Technologies, Inc.*	200	3,366
Newport Corporation*	269	3,363
Forrester Research, Inc.*	110	3,308
Cogent, Inc.*	307	3,131
Lattice Semiconductor Corporation*	848	3,112
OSI Systems, Inc.*	110	3,086
FARO Technologies, Inc.*	119	3,064

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Information Technology - 6.0% (continued)
Terremark Worldwide, Inc.*	436	$3,056
Loral Space & Communications, Inc.*	85	2,985
EPIQ Systems, Inc.*	240	2,983
Adaptec, Inc.*	907	2,966
Avid Technology, Inc.*	215	2,963
RealNetworks, Inc.*	611	2,951
NIC, Inc.	374	2,943
Super Micro Computer, Inc.*	170	2,938
Infospace, Inc.*	265	2,928
Sycamore Networks, Inc.	145	2,916
Aviat Networks, Inc.*	436	2,891
RightNow Technologies, Inc.*	160	2,858
ModusLink Global Solutions, Inc.*	336	2,832
TTM Technologies, Inc.*	318	2,824
Radiant Systems, Inc.*	196	2,797
Oplink Communications, Inc.*	150	2,781
Methode Electronics, Inc.	280	2,772
comScore, Inc.*	165	2,754
Switch & Data Facilities Company, Inc.*	155	2,753
Actel Corporation*	195	2,701
Ebix, Inc.*	169	2,699
Sigma Designs, Inc.*	226	2,651
Synchronoss Technologies, Inc.*	136	2,634
Electro Scientific Industries, Inc.*	204	2,613
Netscout Systems, Inc.*	176	2,603
IPG Photonics Corporation*	173	2,560
Imation Corporation*	224	2,466
Universal Display Corporation*	208	2,448
China Security & Surveillance Technology, Inc.*	318	2,445
Power-One, Inc.*	572	2,414
Ultratech, Inc.*	175	2,380
Kenexa Corporation*	173	2,379
Move, Inc.*	1,136	2,374
LivePerson, Inc.*	306	2,347
CTS Corporation	249	2,346
MoneyGram International, Inc.*	613	2,336
Silicon Graphics International Corporation*	218	2,330
UTStarcom, Inc.*	833	2,324
Internet Capital Group, Inc.*	275	2,324
Brightpoint, Inc.*	305	2,297
S1 Corporation*	389	2,295
Mercury Computer Systems, Inc.*	167	2,291
Cohu, Inc.	166	2,286
Anadigics, Inc.*	466	2,265
Global Cash Access Holdings, Inc.*	277	2,263
Intevac, Inc.*	162	2,239
STEC, Inc.*	182	2,180
TeleCommunication Systems, Inc. — Class A*	297	2,177
Echelon Corporation*	242	2,171
Techwell, Inc.*	116	2,169
ShoreTel, Inc.*	327	2,161
Compellent Technologies, Inc.*	123	2,159

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Information Technology - 6.0% (continued)
Perficient, Inc.*	190	$2,141
Ixia*	229	2,123
SMART Modular Technologies
WWH, Inc.*	275	2,120
Maxwell Technologies, Inc.*	171	2,119
Internap Network Services Corporation*	374	2,094
3PAR, Inc.*	205	2,050
Supertex, Inc.*	80	2,047
Hughes Communications, Inc.*	73	2,033
Rudolph Technologies, Inc.*	235	2,014
Pericom Semiconductor Corporation*	188	2,013
Extreme Networks*	651	1,999
Entropic Communications, Inc.*	390	1,981
Photronics, Inc.*	389	1,980
Vocus, Inc.*	116	1,978
SolarWinds, Inc.*	90	1,949
Daktronics, Inc.	255	1,943
infoGROUP, Inc.*	248	1,934
ExlService Holdings, Inc.*	115	1,918
Ciber, Inc.*	510	1,907
Symmetricom, Inc.*	326	1,901
Digi International, Inc.*	176	1,873
Actuate Corporation*	332	1,856
Exar Corporation*	263	1,854
Kopin Corporation*	501	1,854
Cass Information Systems, Inc.	59	1,838
Multi-Fineline Electronix, Inc.*	71	1,829
Smith Micro Software, Inc.*	206	1,821
Rubicon Technology, Inc.*	90	1,818
NetSuite, Inc.*	125	1,818
Internet Brands, Inc. — Class A*	197	1,816
Comverge, Inc.*	160	1,810
Ness Technologies, Inc.*	286	1,805
Silicon Storage Technology, Inc.*	584	1,775
EMS Technologies, Inc.*	106	1,760
LoopNet, Inc.*	155	1,742
DivX, Inc.*	242	1,733
Electro Rent Corporation	130	1,707
Knot, Inc.*	216	1,689
iGate Corporation	173	1,683
Interactive Intelligence, Inc.*	90	1,682
Seachange International, Inc.*	234	1,680
Silicon Image, Inc.*	552	1,667
Ceva, Inc.*	142	1,656
Opnet Technologies, Inc.	102	1,644
Isilon Systems, Inc.*	189	1,627
VASCO Data Security International, Inc.*	196	1,617
Monotype Imaging Holdings, Inc.*	165	1,605
Technitrol, Inc.	304	1,605
Fortinet, Inc.*	90	1,582
Measurement Specialties, Inc.*	106	1,559
Bel Fuse, Inc. — Class B	77	1,552
Lionbridge Technologies, Inc.*	425	1,543
NCI, Inc. — Class A*	51	1,542

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Information Technology - 6.0% (continued)
Radisys Corporation*	172	$1,541
Anaren, Inc.*	106	1,509
Cray, Inc.*	252	1,499
IXYS Corporation*	175	1,495
MIPS Technologies, Inc. — Class A*	335	1,494
Novatel Wireless, Inc.*	216	1,454
NVE Corporation*	32	1,450
DSP Group, Inc.*	173	1,441
PLX Technology, Inc.*	273	1,439
Openwave Systems, Inc.*	613	1,410
Airvana, Inc.*	182	1,394
PROS Holdings, Inc.*	141	1,393
KVH Industries, Inc.*	98	1,293
Integral Systems, Inc.*	132	1,271
Liquidity Services, Inc.*	108	1,246
QuinStreet, Inc.*	73	1,242
Cogo Group, Inc.*	175	1,223
Powerwave Technologies, Inc.*	969	1,211
White Electronic Designs Corporation*	170	1,190
Rosetta Stone, Inc.*	50	1,189
Agilysys, Inc.	106	1,184
Globecomm Systems, Inc.*	153	1,177
Double-Take Software, Inc.*	130	1,158
Network Equipment Technologies, Inc.*	210	1,157
Symyx Technologies, Inc.*	254	1,140
Advanced Analogic Technologies, Inc.*	324	1,131
Chordiant Software, Inc.*	220	1,115
support.com, Inc.*	337	1,102
Zix Corporation*	473	1,093
DemandTec, Inc.*	154	1,070
Web.com Group, Inc.*	194	1,057
Microtune, Inc.*	386	1,054
Spectrum Control, Inc.*	90	1,052
LogMeIn, Inc.*	50	1,035
Deltek, Inc.*	135	1,031
Immersion Corporation*	206	1,030
China Information Security Technology, Inc.*	203	1,025
Keynote Systems, Inc.	90	1,025
Ancestry.com, Inc.*	60	1,017
Zygo Corporation*	110	1,015
Virtusa Corporation*	96	990
ActivIdentity Corporation*	343	974
Tier Technologies, Inc. — Class B*	120	955
Rimage Corporation*	66	954
SRS Labs, Inc.*	95	944
BigBand Networks, Inc.*	265	935
Dice Holdings, Inc.*	123	935
American Software, Inc. — Class A	160	930
Virage Logic Corporation*	116	912
PC-Telephone, Inc.*	143	884
Limelight Networks, Inc.*	240	878
FalconStor Software, Inc.*	252	877

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Information Technology - 6.0% (continued)
Saba Software, Inc.*	176	$871
Unica Corporation*	97	862
Phoenix Technologies, Ltd.*	264	850
Renaissance Learning, Inc.	51	828
Trident Microsystems, Inc.*	465	809
Stamps.com, Inc.*	80	808
Hackett Group, Inc.*	280	778
Computer Task Group, Inc.*	107	776
Online Resources Corporation*	191	770
OpenTable, Inc.*	20	763
GSE Systems, Inc.*	136	736
Archipelago Learning, Inc.*	50	729
Marchex, Inc. — Class A	136	695
Callidus Software, Inc.*	186	675
Emcore Corporation*	554	670
GSI Technology, Inc.*	142	662
DDi Corporation*	114	646
Innodata Isogen, Inc.*	156	632
Dynamics Research Corporation*	56	631
StarTek, Inc.*	90	625
CPI International, Inc.*	46	610
Travelzoo, Inc.*	40	600
Information Services Group, Inc.*	175	597
X-Rite, Inc.*	190	576
Pervasive Software, Inc.*	110	557
ICx Technologies, Inc.*	76	530
ePlus, Inc.*	30	527
Echo Global Logistics, Inc.*	40	516
QAD, Inc.*	95	499
TechTarget, Inc.*	95	497
Opnext, Inc.*	200	472
Communications Systems, Inc.	36	465
Parkervision, Inc.*	268	456
PC Connection, Inc.*	70	434
Ipass, Inc.	373	429
China TransInfo Technology Corporation*	60	404
Imergent, Inc.	60	404
PC Mall, Inc.*	77	390
MEMSIC, Inc.*	110	351
PAR Technology Corporation*	56	339
eLoyalty Corporation*	51	287
RAE Systems, Inc.*	303	247

Total Information Technology		1,352,895

Industrials - 5.0%
UAL Corporation*	1,237	24,183
Nordson Corporation	249	16,912
Regal-Beloit Corporation	265	15,744
Towers Watson & Company — Class A	310	14,725
Woodward Governor Company	446	14,263
Acuity Brands, Inc.	323	13,634
Baldor Electric Company	340	12,716
CLARCOR, Inc.	368	12,692
GrafTech International, Ltd.*	886	12,112
EMCOR Group, Inc.*	480	11,822
Moog, Inc. — Class A*	327	11,582

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Industrials - 5.0% (continued)
Watsco, Inc.	202	$11,490
Curtiss-Wright Corporation	328	11,414
Teledyne Technologies, Inc.*	272	11,225
Alaska Air Group, Inc.*	269	11,091
Brady Corporation — Class A	356	11,079
Esterline Technologies Corporation*	216	10,677
JetBlue Airways Corporation*	1,869	10,429
Hexcel Corporation*	710	10,252
United Stationers, Inc.*	172	10,122
Tetra Tech, Inc.*	437	10,068
Actuant Corporation — Class A	504	9,853
Belden, Inc.	345	9,474
American Superconductor Corporation*	322	9,306
Genesee & Wyoming, Inc. — Class A*	268	9,144
Knight Transportation, Inc.	426	8,984
Clean Harbors, Inc.*	160	8,890
Kaydon Corporation	236	8,874
HNI Corporation	330	8,788
US Airways Group, Inc.*	1,188	8,732
Avis Budget Group, Inc.*	749	8,613
HEICO Corporation	167	8,600
Triumph Group, Inc.	120	8,411
AO Smith Corporation	157	8,253
Atlas Air Worldwide Holdings, Inc.*	153	8,117
Orbital Sciences Corporation*	420	7,984
Simpson Manufacturing Company, Inc.	283	7,856
Applied Industrial Technologies, Inc.	310	7,704
Insituform Technologies, Inc. — Class A*	287	7,637
Geo Group, Inc.*	380	7,532
EnerSys*	305	7,521
HUB Group, Inc. — Class A*	268	7,499
Deluxe Corporation	386	7,496
Granite Construction, Inc.	248	7,495
Werner Enterprises, Inc.	316	7,322
Briggs & Stratton Corporation	369	7,196
Herman Miller, Inc.	398	7,188
Mueller Industries, Inc.	268	7,180
ABM Industries, Inc.	337	7,144
Rollins, Inc.	322	6,981
AAR Corporation*	277	6,875
Watts Water Technologies, Inc. — Class A	220	6,833
Healthcare Services Group, Inc.	303	6,784
Barnes Group, Inc.	346	6,733
Dollar Thrifty Automotive Group, Inc.*	209	6,715
Middleby Corporation*	116	6,680
Old Dominion Freight Line, Inc.*	199	6,645
Corporate Executive Board Company	246	6,541
CoStar Group, Inc.*	155	6,436

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Industrials - 5.0% (continued)
Beacon Roofing Supply, Inc.*	332	$6,351
SYKES Enterprises, Inc.*	278	6,350
Resources Connection, Inc.*	329	6,307
II-VI, Inc.*	184	6,227
Allegiant Travel Company — Class A*	107	6,191
ESCO Technologies, Inc.	194	6,171
Heartland Express, Inc.	373	6,155
Skywest, Inc.	413	5,898
Korn*	332	5,860
Otter Tail Corporation	265	5,819
Arkansas Best Corporation	194	5,797
Forward Air Corporation	213	5,602
Mine Safety Appliances Company	196	5,480
Mueller Water Products, Inc. — Class A	1,129	5,397
American Science & Engineering, Inc.	70	5,244
Universal Forest Products, Inc.	136	5,239
RBC Bearings, Inc.*	164	5,227
Franklin Electric Company, Inc.	173	5,188
TrueBlue, Inc.*	326	5,053
AirTran Holdings, Inc.*	993	5,044
Robbins & Myers, Inc.	204	4,859
MasTec, Inc.*	380	4,792
Kaman Corporation	190	4,752
Quanex Building Products Corporation	285	4,711
Interline Brands, Inc.*	242	4,632
GeoEye, Inc.*	155	4,573
Navigant Consulting, Inc.*	368	4,464
EnPro Industries, Inc.*	152	4,420
Ameron International Corporation	70	4,402
Chart Industries, Inc.*	213	4,260
McGrath Rentcorp	175	4,240
Ceradyne, Inc.*	186	4,220
Albany International Corporation — Class A	196	4,220
Interface, Inc. — Class A	363	4,204
United Rentals, Inc.*	443	4,155
Badger Meter, Inc.	107	4,121
Mobile Mini, Inc.*	263	4,074
Tutor Perini Corporation*	186	4,046
Genco Shipping & Trading, Ltd.*	190	4,011
Knoll, Inc.	356	4,005
Griffon Corporation*	320	3,987
Lindsay Corporation	95	3,934
CIRCOR International, Inc.	116	3,852
Cubic Corporation	106	3,816
Amerco, Inc.*	70	3,800
Layne Christensen Company*	140	3,739
Tennant Company	136	3,725
Tredegar Corporation	218	3,723
Astec Industries, Inc.*	126	3,649
G&K Services, Inc. — Class A	140	3,623
EnergySolutions, Inc.	563	3,620
Orion Marine Group, Inc.*	199	3,592

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Industrials - 5.0% (continued)
Comfort Systems USA, Inc.	286	$3,572
Raven Industries, Inc.	118	3,480
Advisory Board Company*	110	3,465
Steelcase, Inc. — Class A	533	3,449
John Bean Technologies Corporation	196	3,438
Cenveo, Inc.*	390	3,377
Administaff, Inc.	158	3,372
Aircastle, Ltd.	349	3,305
Apogee Enterprises, Inc.	208	3,288
Federal Signal Corporation	363	3,271
Heidrick & Struggles International, Inc.	116	3,251
Huron Consulting Group, Inc.*	159	3,228
School Specialty, Inc.*	141	3,202
Viad Corporation	155	3,185
Rush Enterprises, Inc. — Class A*	240	3,170
Ennis, Inc.	194	3,156
DigitalGlobe, Inc.*	113	3,152
Kelly Services, Inc. — Class A*	189	3,149
Kforce, Inc.*	206	3,133
EnerNOC, Inc.*	105	3,116
Bowne & Company, Inc.	277	3,091
Force Protection, Inc.*	507	3,052
ACCO Brands Corporation*	398	3,049
AZZ, Inc.	90	3,047
SFN Group, Inc.*	380	3,044
K-Tron International, Inc.*	20	2,999
Exponent, Inc.*	103	2,938
Blount International, Inc.*	281	2,911
Gorman-Rupp Company	114	2,900
Polypore International, Inc.*	166	2,898
RSC Holdings, Inc.*	362	2,882
Hawaiian Holdings, Inc.*	383	2,823
NACCO Industries, Inc. — Class A	38	2,818
Consolidated Graphics, Inc.*	67	2,774
Altra Holdings, Inc.*	202	2,773
Aerovironment, Inc.*	105	2,742
Taser International, Inc.*	463	2,713
Encore Wire Corporation	130	2,704
Argon ST, Inc.*	100	2,661
ATC Technology Corporation*	155	2,660
Energy Conversion Devices, Inc.*	336	2,631
Acacia Research — Acacia Technologies*	240	2,599
Dycom Industries, Inc.*	286	2,508
Gibraltar Industries, Inc.*	198	2,497
Harbin Electric, Inc.*	115	2,483
M&F Worldwide Corporation*	81	2,479
Trex Company, Inc.*	115	2,448
American Reprographics Company*	272	2,440
Eagle Bulk Shipping, Inc.*	457	2,427
Ladish Company, Inc.*	120	2,419
Standex International Corporation	92	2,371
Sun Hydraulics Corporation	91	2,364
TAL International Group, Inc.	115	2,298

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Industrials - 5.0% (continued)
Team, Inc.*	137	$2,273
Titan International, Inc.	259	2,261
Cascade Corporation	70	2,255
Celadon Group, Inc.*	159	2,216
Marten Transport, Ltd.*	112	2,208
Michael Baker Corporation*	64	2,207
FreightCar America, Inc.	90	2,174
LB Foster Company — Class A*	75	2,167
Columbus McKinnon Corporation*	136	2,158
H&E Equipment Services, Inc.*	200	2,156
Stanley, Inc.*	76	2,150
GenCorp, Inc.*	373	2,148
CBIZ, Inc.*	323	2,122
MYR Group, Inc.*	130	2,120
DynCorp International, Inc. — Class A*	182	2,093
Colfax Corporation*	173	2,036
AAON, Inc.	90	2,036
Schawk, Inc. — Class A	112	2,031
US Ecology, Inc.	126	2,029
Vicor Corporation*	145	2,002
Generac Holdings, Inc.*	141	1,975
On Assignment, Inc.*	272	1,939
RailAmerica, Inc.*	160	1,888
Powell Industries, Inc.*	58	1,887
Applied Signal Technology, Inc.	96	1,880
COMSYS IT Partners, Inc.*	107	1,870
Microvision, Inc.*	652	1,839
CRA International, Inc.*	79	1,811
Ener1, Inc.*	380	1,797
3D Systems Corporation*	130	1,774
Tecumseh Products Company — Class A*	144	1,767
Sterling Construction Company, Inc.*	112	1,761
American Commercial Lines, Inc.*	70	1,757
Ducommun, Inc.	82	1,723
ICF International, Inc.*	69	1,714
Kimball International, Inc. — Class B	244	1,696
Ampco-Pittsburgh Corporation	65	1,613
Advanced Battery Technologies, Inc.*	407	1,587
Pacer International, Inc.*	263	1,583
Energy Recovery, Inc.*	249	1,569
Evergreen Solar, Inc.*	1,381	1,561
American Woodmark Corporation	80	1,551
Great Lakes Dredge & Dock Corporation	294	1,543
FuelCell Energy, Inc.*	546	1,540
Northwest Pipe Company*	70	1,529
Textainer Group Holdings, Ltd.	70	1,508
Houston Wire & Cable Company	129	1,494
Republic Airways Holdings, Inc.*	249	1,474
Metalico, Inc.*	244	1,462

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Industrials - 5.0% (continued)
Diamond Management & Technology Consultants, Inc. — Class A	185	$1,452
NCI Building Systems, Inc.*	131	1,446
Titan Machinery, Inc.*	105	1,437
Fushi Copperweld, Inc.*	128	1,436
Saia, Inc.*	103	1,430
Cornell Companies, Inc.*	78	1,428
Herley Industries, Inc.*	97	1,422
Dynamic Materials Corporation	91	1,421
Furmanite Corporation*	269	1,396
CDI Corporation	95	1,393
Air Transport Services Group, Inc.*	413	1,392
Greenbrier Companies, Inc.	124	1,365
Insteel Industries, Inc.	127	1,358
Graham Corporation	72	1,295
Waste Services, Inc.*	130	1,286
Kadant, Inc.*	89	1,282
Satcon Technology Corporation*	526	1,278
China Fire & Security Group, Inc.*	98	1,271
PMFG, Inc.*	96	1,270
VSE Corporation	30	1,235
GT Solar International, Inc.*	233	1,219
Dynamex, Inc.*	70	1,204
Horizon Lines, Inc. — Class A	218	1,186
Alamo Group, Inc.	59	1,179
International Shipholding Corporation	40	1,176
Broadwind Energy, Inc.*	259	1,158
Sauer-Danfoss, Inc.*	85	1,129
APAC Customer Services, Inc.*	195	1,121
Pike Electric Corporation*	120	1,118
Courier Corporation	66	1,090
Met-Pro Corporation	111	1,087
Aceto Corporation	177	1,069
Hill International, Inc.*	183	1,067
Fuel Tech, Inc.*	132	1,059
LMI Aerospace, Inc.*	56	1,040
PowerSecure International, Inc.*	130	1,024
Standard Parking Corporation*	61	1,002
Flow International Corporation*	331	996
LaBarge, Inc.*	90	994
Builders FirstSource, Inc.*	310	976
GP Strategies Corporation*	116	970
USA Truck, Inc.*	60	970
Multi-Color Corporation	80	958
LSI Industries, Inc.	140	955
Volt Information Sciences, Inc.*	93	950
CAI International, Inc.*	75	924
Innerworkings, Inc.*	176	915
Perma-Fix Environmental Services*	403	903
Ultrapetrol Bahamas, Ltd.*	156	856
Patriot Transportation Holding, Inc.*	10	845
Hurco Companies, Inc.*	50	841
American Railcar Industries, Inc.	69	839

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Industrials - 5.0% (continued)
Miller Industries, Inc.	66	$820
SmartHeat, Inc.*	75	806
Barrett Business Services, Inc.	59	800
DXP Enterprises, Inc.*	62	792
Preformed Line Products Company	20	763
Twin Disc, Inc.	61	745
China BAK Battery, Inc.*	306	737
Trimas Corporation*	111	720
Franklin Covey Company*	90	715
Mistras Group, Inc.*	70	699
Standard Register Company	130	696
Astronics Corporation*	70	687
Universal Truckload Services, Inc.*	38	668
Argan, Inc.*	51	663
Orion Energy Systems, Inc.*	133	652
Duoyuan Printing, Inc.*	60	648
Portec Rail Products, Inc.	55	639
Odyssey Marine Exploration, Inc.*	467	612
Todd Shipyards Corporation	36	591
Ascent Solar Technologies, Inc.*	145	558
Chase Corporation	43	543
Eastern Company	40	542
Primoris Services Corporation	65	503
North American Galvanizing & Coating, Inc.*	87	484
Willis Lease Finance Corporation*	27	426
Lawson Products, Inc.	27	418
Global Defense Technology & Systems, Inc.*	30	402
BlueLinx Holdings, Inc.*	95	362
Ultralife Corporation*	87	349
Valence Technology, Inc.*	368	313
United Capital Corporation*	12	285
YRC Worldwide, Inc.*	496	270
Omega Flex, Inc.	25	263
Heritage-Crystal Clean, Inc.*	20	226
Integrated Electrical Services, Inc.*	40	226
Lihua International, Inc.*	20	184
Amrep Corporation*	10	145

Total Industrials		1,138,270

Consumer Discretionary - 5.0%
Tupperware Brands Corporation	464	22,374
J Crew Group, Inc.*	368	16,891
Tempur-Pedic International, Inc.*	551	16,618
Warnaco Group, Inc.*	346	16,508
Bally Technologies, Inc.*	401	16,257
Sotheby’s	494	15,358
Tractor Supply Company	256	14,861
Live Nation Entertainment, Inc.*	1,023	14,833
Deckers Outdoor Corporation*	96	13,248
Fossil, Inc.*	350	13,209
Carter’s, Inc.*	420	12,667
Lululemon Athletica, Inc.*	300	12,450
Dana Holding Corporation*	1,028	12,213
Jones Apparel Group, Inc.	629	11,964
Cheesecake Factory, Inc.*	437	11,825
Polaris Industries, Inc.	230	11,767

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Consumer Discretionary - 5.0% (continued)
Rent-A-Center, Inc. — Class A*	492	$11,636
Eastman Kodak Company	1,976	11,441
Dress Barn, Inc.*	422	11,040
Gymboree Corporation*	212	10,946
Collective Brands, Inc.*	470	10,688
Wolverine World Wide, Inc.	365	10,643
Corinthian Colleges, Inc.*	596	10,484
Tenneco, Inc.*	443	10,477
Brunswick Corporation	650	10,380
Capella Education Company*	111	10,305
Jack in the Box, Inc.*	423	9,962
Valassis Communications, Inc.*	352	9,796
Orient-Express Hotels, Ltd. — Class A*	653	9,260
OfficeMax, Inc.*	560	9,195
Men’s Wearhouse, Inc.	377	9,025
Vail Resorts, Inc.*	225	9,020
Dillard’s, Inc. — Class A	380	8,968
AnnTaylor Stores Corporation*	433	8,963
Skechers U.S.A., Inc. — Class A*	244	8,862
Life Time Fitness, Inc.*	304	8,542
HSN, Inc.*	290	8,538
Gaylord Entertainment Company*	290	8,494
Cooper Tire & Rubber Company	427	8,122
Pool Corporation	358	8,105
Saks, Inc.*	936	8,050
Jo-Ann Stores, Inc.*	191	8,018
Cracker Barrel Old Country Store, Inc.	172	7,977
Iconix Brand Group, Inc.*	517	7,941
Regis Corporation	424	7,920
PF Chang’s China Bistro, Inc.*	175	7,723
Matthews International Corporation — Class A	216	7,668
Childrens Place Retail Stores, Inc.*	165	7,351
Ryland Group, Inc.	325	7,293
Coinstar, Inc.*	222	7,215
ArvinMeritor, Inc.*	537	7,169
Under Armour, Inc. — Class A*	242	7,117
Buckle, Inc.	193	7,095
Jos A. Bank Clothiers, Inc.*	128	6,995
Bob Evans Farms, Inc.	226	6,986
Timberland Company — Class A*	326	6,957
CEC Entertainment, Inc.*	171	6,515
Buffalo Wild Wings, Inc.*	132	6,351
Sally Beauty Holdings, Inc.*	688	6,137
American Greetings Corporation — Class A	290	6,044
American Public Education, Inc.*	129	6,011
Steven Madden, Ltd.*	120	5,856
True Religion Apparel, Inc.*	190	5,768
Group 1 Automotive, Inc.*	180	5,735
Helen of Troy, Ltd.*	216	5,629
99 Cents Only Stores*	338	5,509
Hibbett Sports, Inc.*	215	5,500
Pier 1 Imports, Inc.*	855	5,446
CROCS, Inc.*	618	5,420

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Consumer Discretionary - 5.0% (continued)
National CineMedia, Inc.	308	$5,316
DineEquity, Inc.*	134	5,301
Genesco, Inc.*	170	5,272
Liz Claiborne, Inc.*	703	5,223
Unifirst Corporation	100	5,150
Texas Roadhouse, Inc. — Class A*	369	5,125
Ruby Tuesday, Inc.*	480	5,074
Cabela’s, Inc.*	288	5,037
Finish Line, Inc. — Class A	308	5,027
Arbitron, Inc.	186	4,959
Sonic Corporation*	448	4,950
La-Z-Boy, Inc. — Class Z*	385	4,828
Brown Shoe Company, Inc.	311	4,814
Meritage Homes Corporation*	228	4,788
Scholastic Corporation	170	4,760
Blue Nile, Inc.*	86	4,732
Steiner Leisure, Ltd.*	106	4,698
Charming Shoppes, Inc.*	850	4,641
Belo Corporation — Class A	666	4,542
Quiksilver, Inc.*	948	4,484
Ulta Salon Cosmetics & Fragrance, Inc.*	197	4,456
National Presto Industries, Inc.	37	4,400
Cato Corporation — Class A	204	4,374
Cinemark Holdings, Inc.	238	4,365
Monro Muffler Brake, Inc.	122	4,363
Pinnacle Entertainment, Inc.*	442	4,305
Stage Stores, Inc.	276	4,248
Callaway Golf Company	473	4,172
Interval Leisure Group, Inc.*	286	4,164
RCN Corporation*	275	4,147
NutriSystem, Inc.	232	4,132
Papa John’s International, Inc.*	160	4,114
CKE Restaurants, Inc.	366	4,052
Columbia Sportswear Company	77	4,045
K12, Inc.*	175	3,887
Modine Manufacturing Company*	339	3,810
Ethan Allen Interiors, Inc.	183	3,775
PetMed Express, Inc.	169	3,747
Stewart Enterprises, Inc. — Class A	589	3,681
Citi Trends, Inc.*	113	3,666
PEP Boys-Manny Moe & Jack	365	3,657
Domino’s Pizza, Inc.*	266	3,628
American Axle & Manufacturing Holdings, Inc.*	356	3,553
Harte-Hanks, Inc.	276	3,549
Shutterfly, Inc.*	146	3,517
Fred’s, Inc. — Class A	292	3,498
Wet Seal, Inc. — Class A*	714	3,399
Ameristar Casinos, Inc.	186	3,389
Standard Pacific Corporation*	747	3,376
Universal Technical Institute, Inc.*	146	3,332
Peet’s Coffee & Tea, Inc.*	84	3,331
BJ’s Restaurants, Inc.*	140	3,262
Fuel Systems Solutions, Inc.*	102	3,260
Shuffle Master, Inc.*	390	3,194
Asbury Automotive Group, Inc.*	238	3,165

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Consumer Discretionary - 5.0% (continued)
G-III Apparel Group, Ltd.*	113	$3,114
Drew Industries, Inc.*	140	3,083
Maidenform Brands, Inc.*	140	3,059
Grand Canyon Education, Inc.*	117	3,058
Zumiez, Inc.*	149	3,053
Winnebago Industries*	207	3,024
Lumber Liquidators Holdings, Inc.*	113	3,014
Coldwater Creek, Inc.*	425	2,949
Knology, Inc.*	216	2,903
World Wrestling Entertainment, Inc. — Class A	165	2,854
Volcom, Inc.*	142	2,772
Jakks Pacific, Inc.*	212	2,767
Superior Industries International, Inc.	170	2,734
Ascent Media Corporation — Class A*	100	2,725
Denny’s Corporation*	709	2,723
Red Robin Gourmet Burgers, Inc.*	110	2,688
Steak N Shake Company*	7	2,669
CKX, Inc.*	430	2,636
Churchill Downs, Inc.	70	2,625
Pacific Sunwear of California*	478	2,538
Sonic Automotive, Inc. — Class A*	230	2,530
Bridgepoint Education, Inc.*	100	2,458
Big 5 Sporting Goods Corporation	160	2,435
Dolan Media Company*	222	2,413
RC2 Corporation*	159	2,380
Talbots, Inc.*	182	2,359
California Pizza Kitchen, Inc.*	139	2,334
Universal Electronics, Inc.*	103	2,301
DSW, Inc. — Class A*	90	2,298
hhgregg, Inc.*	91	2,297
Drugstore.com, Inc.*	638	2,278
Exide Technologies*	368	2,116
Core-Mark Holding Company, Inc.*	69	2,112
iRobot Corporation*	139	2,107
Christopher & Banks Corporation	263	2,104
Haverty Furniture Companies, Inc.	128	2,089
HOT Topic, Inc.*	320	2,080
AFC Enterprises, Inc.*	192	2,060
M*	140	2,051
Furniture Brands International, Inc.*	315	2,025
Marcus Corporation	154	2,000
K-Swiss, Inc. — Class A*	191	1,998
Orbitz Worldwide, Inc.*	275	1,955
Pre-Paid Legal Services, Inc.*	51	1,930
Overstock.com, Inc.*	118	1,918
Lincoln Educational Services Corporation*	75	1,897
Kirkland’s, Inc.*	90	1,890
Oxford Industries, Inc.	90	1,830
ChinaCast Education Corporation*	246	1,798
EW Scripps Company — Class A*	210	1,774
Retail Ventures, Inc.*	185	1,759
Cavco Industries, Inc.*	51	1,741

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Consumer Discretionary - 5.0% (continued)
Rue21, Inc.*	50	$1,733
Krispy Kreme Doughnuts, Inc.*	430	1,729
Stein Mart, Inc.*	190	1,716
Mediacom Communications Corporation — Class A*	287	1,708
Systemax, Inc.	78	1,696
Sturm Ruger & Company, Inc.	140	1,679
Hovnanian Enterprises, Inc. — Class A*	384	1,670
Smith & Wesson Holding Corporation*	440	1,663
Bebe Stores, Inc.	182	1,620
Leapfrog Enterprises, Inc. — Class A*	246	1,611
Sinclair Broadcast Group, Inc. — Class A*	316	1,605
Shoe Carnival, Inc.*	70	1,600
Dorman Products, Inc.*	84	1,595
America’s Car-Mart, Inc.*	66	1,592
Perry Ellis International, Inc.*	70	1,585
Amerigon, Inc.*	156	1,577
Vitamin Shoppe, Inc.*	70	1,571
Ambassadors Group, Inc.	140	1,547
Beazer Homes USA, Inc.*	333	1,512
Rentrak Corporation*	70	1,508
Speedway Motorsports, Inc.	96	1,499
Tuesday Morning Corporation*	222	1,463
Wonder Auto Technology, Inc.*	133	1,407
Movado Group, Inc.	122	1,376
Spartan Motors, Inc.	243	1,361
Standard Motor Products, Inc.	130	1,290
Hooker Furniture Corporation	80	1,286
Journal Communications, Inc. — Class A	306	1,285
Blyth, Inc.	40	1,250
CSS Industries, Inc.	61	1,226
West Marine, Inc.*	113	1,226
Unifi, Inc.*	330	1,201
LodgeNet Interactive Corporation*	171	1,192
O’Charleys, Inc.*	130	1,162
Sealy Corporation*	331	1,158
LIN TV Corporation — Class A*	196	1,127
Carmike Cinemas, Inc.*	80	1,110
McCormick & Schmick’s Seafood Restaurants, Inc.*	110	1,108
Midas, Inc.*	98	1,105
Martha Stewart Living Omnimedia — Class A*	194	1,083
Weyco Group, Inc.	46	1,082
Stoneridge, Inc.*	108	1,068
Cherokee, Inc.	59	1,062
Steinway Musical Instruments, Inc.*	55	1,036
Fuqi International, Inc.*	94	1,025
Gaiam, Inc. — Class A	122	1,013
Audiovox Corporation — Class A*	130	1,011
Morgans Hotel Group Company*	157	1,006

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Consumer Discretionary - 5.0% (continued)
Vitacost.com, Inc.*	80	$964
Lithia Motors, Inc. — Class A*	150	960
Skyline Corporation	51	949
Sport Supply Group, Inc.	70	941
Ruth’s Hospitality Group, Inc.*	168	890
Build-A-Bear Workshop, Inc. — Class A*	122	869
Mac-Gray Corporation	76	858
Isle of Capri Casinos, Inc.*	110	856
New York & Company, Inc.*	178	853
Learning Tree International, Inc.*	60	844
Landry’s Restaurants, Inc.*	46	824
Global Sources, Ltd.*	125	814
Stanley Furniture Company, Inc.*	77	782
Hawk Corporation — Class A*	40	780
Multimedia Games, Inc.*	198	772
Kenneth Cole Productions, Inc. — Class A*	59	756
Universal Travel Group*	76	753
Outdoor Channel Holdings, Inc.*	109	718
American Apparel, Inc.*	236	715
China Automotive Systems, Inc.*	30	693
Red Lion Hotels Corporation*	96	693
Destination Maternity Corporation*	26	667
Youbet.com, Inc.*	222	653
Benihana, Inc. — Class A*	100	650
Great Wolf Resorts, Inc.*	202	642
Borders Group, Inc.*	363	624
Brookfield Homes Corporation*	71	621
Luby’s, Inc.*	155	611
Monarch Casino & Resort, Inc.*	70	598
Playboy Enterprises, Inc. — Class B*	163	597
Carrols Restaurant Group, Inc.*	85	578
Conn’s, Inc.*	72	564
Town Sports International Holdings, Inc.*	144	563
Reading International, Inc. — Class A*	130	555
CPI Corporation	40	554
US Auto Parts Network, Inc.*	70	526
Fisher Communications, Inc.*	37	522
Syms Corporation*	52	518
Zale Corporation*	185	507
1-800-Flowers.com, Inc. — Class A*	193	484
Raser Technologies, Inc.*	480	469
Einstein Noah Restaurant Group, Inc.*	37	450
Frisch’s Restaurants, Inc.	20	442
Jackson Hewitt Tax Service, Inc.*	215	430
Marine Products Corporation	70	421
Dover Downs Gaming & Entertainment, Inc.	105	416
PRIMEDIA, Inc.	116	399
Princeton Review, Inc.*	114	398
Bluegreen Corporation*	111	363

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Consumer Discretionary - 5.0% (continued)
Books-A-Million, Inc. — Class A	46	$333
Caribou Coffee Company, Inc.*	48	318
Lakes Entertainment, Inc.*	136	313
NIVS IntelliMedia Technology Group, Inc.*	65	250
Value Line, Inc.	10	231
Nobel Learning Communities, Inc.*	27	212
Crown Media Holdings, Inc. — Class A*	77	148

Total Consumer Discretionary		1,117,016

Health Care - 4.8%
Human Genome Sciences, Inc.*	1,350	40,770
Salix Pharmaceuticals, Ltd.*	410	15,273
STERIS Corporation	429	14,440
Owens & Minor, Inc.	308	14,288
InterMune, Inc.*	316	14,084
Thoratec Corporation*	420	14,049
Onyx Pharmaceuticals, Inc.*	456	13,808
AMERIGROUP Corporation*	396	13,163
Healthsouth Corporation*	695	12,997
NuVasive, Inc.*	274	12,385
Psychiatric Solutions, Inc.*	411	12,248
Regeneron Pharmaceuticals, Inc.*	462	12,238
Emergency Medical Services Corporation — Class A*	210	11,876
Immucor, Inc.*	518	11,598
Amedisys, Inc.*	204	11,265
Catalyst Health Solutions, Inc.*	271	11,214
Magellan Health Services, Inc.*	256	11,131
Varian, Inc.*	212	10,977
Haemonetics Corporation*	191	10,916
Medicis Pharmaceutical Corporation — Class A	433	10,894
Auxilium Pharmaceuticals, Inc.*	342	10,657
Quality Systems, Inc.	173	10,629
PSS World Medical, Inc.*	446	10,485
Nektar Therapeutics*	678	10,312
American Medical Systems Holdings, Inc.*	543	10,089
West Pharmaceutical Services, Inc.	239	10,026
Parexel International Corporation*	425	9,907
Dionex Corporation*	132	9,871
Masimo Corporation	368	9,770
Acorda Therapeutics, Inc.*	280	9,576
HMS Holdings Corporation*	187	9,535
Cubist Pharmaceuticals, Inc.*	421	9,489
WellCare Health Plans, Inc.*	316	9,410
Chemed Corporation	172	9,353
athenahealth, Inc.*	253	9,250
Alkermes, Inc.*	698	9,053
Incyte Corporation, Ltd.*	643	8,976
ev3, Inc.*	556	8,818
Volcano Corporation*	359	8,673
Centene Corporation*	355	8,534
Align Technology, Inc.*	433	8,374
Eclipsys Corporation*	411	8,171
Impax Laboratories, Inc.*	456	8,153

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Health Care - 4.8% (continued)
Viropharma, Inc.*	573	$7,810
Cepheid, Inc.*	433	7,569
Isis Pharmaceuticals, Inc.*	693	7,568
Seattle Genetics, Inc.*	616	7,355
Savient Pharmaceuticals, Inc.*	495	7,153
Theravance, Inc.*	507	6,753
Par Pharmaceutical Companies, Inc.*	264	6,547
Healthspring, Inc.*	365	6,424
MedAssets, Inc.*	295	6,195
Integra LifeSciences Holdings Corporation*	139	6,092
Meridian Bioscience, Inc.	296	6,030
Gentiva Health Services, Inc.*	207	5,854
Invacare Corporation	215	5,706
inVentiv Health, Inc.*	248	5,570
Martek Biosciences Corporation*	245	5,515
PDL BioPharma, Inc.	886	5,502
Bruker Corporation*	363	5,318
Kindred Healthcare, Inc.*	291	5,253
Vivus, Inc.*	596	5,197
Conmed Corporation*	215	5,119
Luminex Corporation*	300	5,049
Amsurg Corporation — Class A*	233	5,030
RehabCare Group, Inc.*	180	4,909
Wright Medical Group, Inc.*	276	4,905
AMAG Pharmaceuticals, Inc.*	139	4,853
Facet Biotech Corporation*	177	4,777
Exelixis, Inc.*	785	4,765
Sirona Dental Systems, Inc.*	125	4,754
Alnylam Pharmaceuticals, Inc.*	270	4,595
Orthofix International N.V.*	126	4,584
Landauer, Inc.	70	4,565
Conceptus, Inc.*	223	4,451
Pharmasset, Inc.*	166	4,449
Enzon Pharmaceuticals, Inc.*	435	4,428
Abaxis, Inc.*	162	4,405
Momenta Pharmaceuticals, Inc.*	292	4,371
IPC The Hospitalist Company, Inc.*	123	4,319
Odyssey HealthCare, Inc.*	238	4,310
Celera Corporation*	604	4,288
Zoll Medical Corporation*	160	4,218
Phase Forward, Inc.*	316	4,130
Genoptix, Inc.*	116	4,117
PharMerica Corporation*	225	4,100
Bio-Reference Labs, Inc.*	93	4,089
Micromet, Inc.*	493	3,983
Halozyme Therapeutics, Inc.*	497	3,971
Allos Therapeutics, Inc.*	534	3,968
Healthways, Inc.*	246	3,953
Insulet Corporation*	261	3,939
Neogen Corporation*	155	3,891
Analogic Corporation	91	3,888
Affymetrix, Inc.*	519	3,809
Cyberonics, Inc.*	198	3,794
Geron Corporation*	657	3,732
LHC Group, Inc.*	107	3,588

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Health Care - 4.8% (continued)
Greatbatch, Inc.*	167	$3,539
Questcor Pharmaceuticals, Inc.*	424	3,490
DexCom, Inc.*	358	3,483
Immunogen, Inc.*	424	3,430
SonoSite, Inc.*	106	3,404
Hanger Orthopedic Group, Inc.*	186	3,382
Natus Medical, Inc.*	212	3,373
ICU Medical, Inc.*	93	3,204
Merit Medical Systems, Inc.*	209	3,187
Omnicell, Inc.*	226	3,171
MWI Veterinary Supply, Inc.*	78	3,151
Affymax, Inc.*	132	3,093
Medicines Company*	388	3,042
Sun Healthcare Group, Inc.*	318	3,034
Universal American Corporation*	196	3,022
Emeritus Corporation*	148	3,012
Optimer Pharmaceuticals, Inc.*	241	2,959
Rigel Pharmaceuticals, Inc.*	371	2,957
Sequenom, Inc.*	447	2,821
Inspire Pharmaceuticals, Inc.*	451	2,814
MannKind Corporation*	428	2,808
Angiodynamics, Inc.*	178	2,780
Triple-S Management Corporation — Class B*	155	2,753
Ariad Pharmaceuticals, Inc.*	802	2,727
Air Methods Corporation*	80	2,720
Quidel Corporation*	186	2,704
Computer Programs & Systems, Inc.	68	2,657
Symmetry Medical, Inc.*	259	2,600
Molina Healthcare, Inc.*	100	2,517
ABIOMED, Inc.*	226	2,335
Cross Country Healthcare, Inc.*	230	2,325
BioScrip, Inc.*	290	2,314
HeartWare International, Inc.*	52	2,312
Almost Family, Inc.*	61	2,299
Cell Therapeutics, Inc.*	4,247	2,296
Micrus Endovascular Corporation*	116	2,288
Res-Care, Inc.*	189	2,266
Vanda Pharmaceuticals, Inc.*	196	2,262
SurModics, Inc.*	108	2,262
Medivation, Inc.*	211	2,213
Assisted Living Concepts, Inc. — Class A*	66	2,167
eResearchTechnology, Inc.*	313	2,163
National Healthcare Corporation	60	2,123
Select Medical Holdings Corporation*	250	2,110
Arena Pharmaceuticals, Inc.*	680	2,108
Orthovita, Inc.*	493	2,100
XenoPort, Inc.*	225	2,084
Nabi Biopharmaceuticals*	380	2,079
AMN Healthcare Services, Inc.*	236	2,077
Santarus, Inc.*	386	2,077
Emergent Biosolutions, Inc.*	120	2,017
OraSure Technologies, Inc.*	337	1,998
NxStage Medical, Inc.*	170	1,947

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Health Care - 4.8% (continued)
Clinical Data, Inc.*	100	$1,940
Durect Corporation*	641	1,929
Delcath Systems, Inc.*	238	1,928
Metabolix, Inc.*	157	1,912
Kendle International, Inc.*	109	1,905
Team Health Holdings, Inc.*	113	1,898
Ironwood Pharmaceuticals, Inc. — Class A*	139	1,879
Vital Images, Inc.*	114	1,843
Dyax Corporation*	536	1,828
Cantel Medical Corporation	92	1,826
Ardea Biosciences, Inc.*	100	1,826
Sangamo Biosciences, Inc.*	335	1,816
Zymogenetics, Inc.*	315	1,805
Accuray, Inc.*	293	1,784
Pozen, Inc.*	186	1,782
NPS Pharmaceuticals, Inc.*	352	1,774
RTI Biologics, Inc.*	404	1,749
Arqule, Inc.*	298	1,716
Genomic Health, Inc.*	97	1,706
MAKO Surgical Corporation*	126	1,698
Sunrise Senior Living, Inc.*	331	1,695
Spectranetics Corporation*	241	1,665
Somanetics Corporation*	87	1,665
US Physical Therapy, Inc.*	95	1,653
Curis, Inc.*	536	1,646
Corvel Corporation*	46	1,645
Pain Therapeutics, Inc.*	262	1,643
Protalix BioTherapeutics, Inc.*	249	1,633
Cadence Pharmaceuticals, Inc.*	178	1,625
AGA Medical Holdings, Inc.*	100	1,625
Immunomedics, Inc.*	485	1,610
Obagi Medical Products, Inc.*	130	1,583
AMICAS, Inc.*	263	1,583
Alphatec Holdings, Inc.*	242	1,542
Spectrum Pharmaceuticals, Inc.*	320	1,475
Ensign Group, Inc.	85	1,473
Enzo Biochem, Inc.*	244	1,469
Endologix, Inc.*	363	1,467
SIGA Technologies, Inc.*	220	1,459
Ligand Pharmaceuticals, Inc. — Class B*	830	1,453
Atrion Corporation	10	1,430
Albany Molecular Research, Inc.*	171	1,428
American Dental Partners, Inc.*	106	1,383
Cypress Bioscience, Inc.*	282	1,382
SuperGen, Inc.*	431	1,379
CryoLife, Inc.*	213	1,378
Palomar Medical Technologies, Inc.*	126	1,368
Depomed, Inc.*	385	1,367
Kensey Nash Corporation*	57	1,345
CardioNet, Inc.*	175	1,339
Hi-Tech Pharmacal Company, Inc.*	60	1,328
IRIS International, Inc.*	130	1,327
BioMimetic Therapeutics, Inc.*	96	1,262
Medcath Corporation*	120	1,256

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Health Care - 4.8% (continued)
Synovis Life Technologies, Inc.*	80	$1,242
Chindex International, Inc.*	105	1,240
Exactech, Inc.*	59	1,237
Novavax, Inc.*	532	1,229
Electro-Optical Sciences, Inc.*	164	1,217
Providence Service Corporation*	80	1,215
Accelrys, Inc.*	196	1,207
BMP Sunstone Corporation*	237	1,199
Medical Action Industries, Inc.*	97	1,190
Orexigen Therapeutics, Inc.*	200	1,178
TomoTherapy, Inc.*	345	1,176
BioCryst Pharmaceuticals, Inc.*	176	1,156
Stereotaxis, Inc.*	230	1,152
Lexicon Pharmaceuticals, Inc.*	770	1,140
Health Grades, Inc.*	175	1,113
Celldex Therapeutics, Inc.*	180	1,105
AVANIR Pharmaceuticals, Inc. — Class A*	476	1,104
MAP Pharmaceuticals, Inc.*	69	1,096
Insmed, Inc.*	919	1,084
Alliance HealthCare Services, Inc.*	191	1,073
Young Innovations, Inc.	38	1,070
Vical, Inc.*	316	1,062
America Service Group, Inc.	65	1,046
Progenics Pharmaceuticals, Inc.*	196	1,045
Vascular Solutions, Inc.*	116	1,043
Cytokinetics, Inc.*	325	1,040
Array Biopharma, Inc.*	372	1,019
Cytori Therapeutics, Inc.*	223	1,017
StemCells, Inc.*	869	1,008
Maxygen, Inc.*	153	1,005
Cutera, Inc.*	96	996
Idera Pharmaceuticals, Inc.*	159	987
LCA-Vision, Inc.*	116	965
ISTA Pharmaceuticals, Inc.*	236	961
Repligen Corporation*	233	946
ATS Medical, Inc.*	356	926
Osiris Therapeutics, Inc.*	124	918
Allied Healthcare International, Inc.*	336	914
Capital Senior Living Corporation*	172	905
Sciclone Pharmaceuticals, Inc.*	256	904
Skilled Healthcare Group, Inc. — Class A*	144	888
Cambrex Corporation*	215	871
Metropolitan Health Networks, Inc.*	266	859
Rochester Medical Corporation*	66	846
AVI BioPharma, Inc.*	709	844
Myriad Pharmaceuticals, Inc.*	185	836
Biospecifics Technologies Corporation*	30	833
Bovie Medical Corporation*	130	813
Transcend Services, Inc.*	50	813
Continucare Corporation*	216	799
Infinity Pharmaceuticals, Inc.*	130	793
Medidata Solutions, Inc.*	50	760

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Health Care - 4.8% (continued)
Rockwell Medical Technologies, Inc.*	130	$751
Cynosure, Inc. — Class A*	66	742
Neurocrine Biosciences, Inc.*	288	734
NeurogesX, Inc.*	77	724
Harvard Bioscience, Inc.*	176	681
Hemispherx Biopharma, Inc.*	916	678
Chelsea Therapeutics International, Inc.*	188	667
Idenix Pharmaceuticals, Inc.*	234	660
RadNet, Inc.*	207	658
OncoGenex Pharmaceutical, Inc.*	32	657
Opko Health, Inc.*	322	638
Cumberland Pharmaceuticals, Inc.*	60	632
Akorn, Inc.*	410	627
Adolor Corporation*	342	616
Clarient, Inc.*	216	566
Utah Medical Products, Inc.	20	563
Virtual Radiologic Corporation*	50	550
Discovery Laboratories, Inc.*	1,057	550
MedQuist, Inc.	70	547
Merge Healthcare, Inc.*	250	518
Javelin Pharmaceuticals, Inc.*	389	502
Synta Pharmaceuticals Corporation*	116	500
NovaMed, Inc.*	146	496
KV Pharmaceutical Company — Class A*	275	484
GTx, Inc.*	142	474
Caraco Pharmaceutical Laboratories, Ltd.*	77	461
Biodel, Inc.*	106	453
Nighthawk Radiology Holdings, Inc.*	142	452
Hansen Medical, Inc.*	190	435
Nanosphere, Inc.*	87	417
National Research Corporation	15	380
Cardiovascular Systems, Inc.*	70	372
Amicus Therapeutics, Inc.*	112	357
Matrixx Initiatives, Inc.*	70	355
Omeros Corporation*	50	352
Acura Pharmaceuticals, Inc.*	65	350
OXiGENE, Inc.*	274	337
TranS1, Inc.*	100	325
Cornerstone Therapeutics, Inc.*	51	324
Lannett Company, Inc.*	75	319
Sucampo Pharmaceuticals, Inc. — Class A*	85	303
BioDelivery Sciences International, Inc.*	72	276
Cardiac Science Corporation*	146	273
Poniard Pharmaceuticals, Inc.*	206	237
Molecular Insight Pharmaceuticals, Inc.*	116	152
Cardium Therapeutics, Inc.*	340	150

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Health Care - 4.8% (continued)
American Caresource Holdings, Inc.*	80	$142
ARYx Therapeutics, Inc.*	150	131
MiddleBrook Pharmaceuticals, Inc.*	275	83
Repros Therapeutics, Inc.*	120	81
EnteroMedics, Inc.*	146	74

Total Health Care		1,075,304

Energy - 1.7%
Atlas Energy, Inc.	500	15,560
Dril-Quip, Inc.*	206	12,533
Brigham Exploration Company*	732	11,675
World Fuel Services Corporation	432	11,508
Patriot Coal Corporation*	541	11,069
Nordic American Tanker Shipping	355	10,746
Berry Petroleum Company — Class A	363	10,222
Bristow Group, Inc.*	262	9,885
Arena Resources, Inc.*	281	9,385
Rosetta Resources, Inc.*	385	9,067
CARBO Ceramics, Inc.	145	9,039
Gran Tierra Energy, Inc.*	1,502	8,862
Key Energy Services, Inc.*	916	8,748
Bill Barrett Corporation*	284	8,722
Lufkin Industries, Inc.	110	8,707
Swift Energy Company*	278	8,546
Penn Virginia Corporation	335	8,208
McMoRan Exploration Company*	561	8,207
Tetra Technologies, Inc.*	553	6,758
Ship Finance International, Ltd.	335	5,950
Clean Energy Fuels Corporation*	261	5,946
Stone Energy Corporation*	314	5,574
ATP Oil & Gas Corporation*	287	5,398
Complete Production Services, Inc.*	436	5,036
BPZ Resources, Inc.*	683	5,020
USEC, Inc.*	829	4,783
Carrizo Oil & Gas, Inc.*	207	4,751
Global Industries, Ltd.*	733	4,706
Gulfmark Offshore, Inc. — Class A*	169	4,487
Contango Oil & Gas Company*	87	4,450
Parker Drilling Company*	854	4,210
Northern Oil and Gas, Inc.*	263	4,169
ION Geophysical Corporation*	782	3,847
Cloud Peak Energy, Inc.*	230	3,827
Hercules Offshore, Inc.*	839	3,616
Willbros Group, Inc.*	292	3,507
International Coal Group, Inc.*	759	3,469
Newpark Resources, Inc.*	652	3,423
Petroleum Development Corporation*	140	3,244
Hornbeck Offshore Services, Inc.*	170	3,157
James River Coal Company*	196	3,116
Goodrich Petroleum Corporation*	184	2,878
Golar LNG, Ltd.	240	2,808
General Maritime Corporation	366	2,632
Crosstex Energy, Inc.*	298	2,590

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Energy - 1.7% (continued)
Pioneer Drilling Company*	346	$2,436
Cal Dive International, Inc.*	331	2,426
RPC, Inc.	215	2,393
Rex Energy Corporation*	208	2,369
T-3 Energy Services, Inc.*	90	2,210
Vaalco Energy, Inc.	433	2,139
Knightsbridge Tankers, Ltd.	126	2,134
PHI, Inc. (Non Voting)*	100	2,118
Gulfport Energy Corporation*	186	2,091
Matrix Service Company*	194	2,087
W&T Offshore, Inc.	246	2,066
Gulf Island Fabrication, Inc.	91	1,979
Apco Oil and Gas International, Inc.	72	1,948
GMX Resources, Inc.*	234	1,923
Petroquest Energy, Inc.*	380	1,911
Delta Petroleum Corporation*	1,310	1,847
Harvest Natural Resources, Inc.*	238	1,792
Dawson Geophysical Company*	60	1,754
Superior Well Services, Inc.*	130	1,739
Western Refining, Inc.*	301	1,656
Venoco, Inc.*	126	1,617
Allis-Chalmers Energy, Inc.*	434	1,536
CVR Energy, Inc.*	174	1,523
Natural Gas Services Group, Inc.*	94	1,492
DHT Holdings, Inc.	373	1,462
Toreador Resources Corporation*	175	1,431
Boots & Coots, Inc.*	583	1,417
Clayton Williams Energy, Inc.*	40	1,399
Uranium Energy Corporation*	416	1,340
Warren Resources, Inc.*	523	1,318
Basic Energy Services, Inc.*	170	1,311
OYO Geospace Corporation*	27	1,291
Cheniere Energy, Inc.*	415	1,282
Oilsands Quest, Inc.*	1,632	1,206
Panhandle Oil and Gas, Inc. — Class A	50	1,182
Endeavour International Corporation*	845	1,073
FX Energy, Inc.*	308	1,056
Westmoreland Coal Company*	83	1,047
Teekay Tankers, Ltd. — Class A	80	1,006
Green Plains Renewable Energy, Inc.*	70	999
Isramco, Inc.*	15	983
Syntroleum Corporation*	462	979
Georesources, Inc.*	64	977
Approach Resources, Inc.*	93	844
Vantage Drilling Company*	566	838
Bronco Drilling Company, Inc.*	175	823
Rex Stores Corporation*	47	761
Uranerz Energy Corporation*	386	718
Delek US Holdings, Inc.	95	692
Zion Oil & Gas, Inc.*	110	681
Bolt Technology Corporation*	56	633
Alon USA Energy, Inc.	65	471
CREDO Petroleum Corporation*	46	455

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Energy - 1.7% (continued)
Union Drilling, Inc.*	66	$407
TGC Industries, Inc.*	100	404
ENGlobal Corporation*	140	388
Geokinetics, Inc.*	51	368
Cubic Energy, Inc.*	196	208
Evergreen Energy, Inc.*	967	174
Sulphco, Inc.*	561	163
PrimeEnergy Corporation*	5	135

Total Energy		373,149

Materials - 1.5%
Domtar Corporation*	306	19,709
WR Grace & Company*	535	14,852
Solutia, Inc.*	883	14,225
Rock-Tenn Company — Class A	276	12,577
Silgan Holdings, Inc.	202	12,166
Olin Corporation	567	11,124
Sensient Technologies Corporation	360	10,462
Hecla Mining Company*	1,744	9,540
Rockwood Holdings, Inc.*	358	9,530
Coeur d’Alene Mines Corporation*	605	9,063
Louisiana-Pacific Corporation*	924	8,362
HB Fuller Company	359	8,332
Worthington Industries, Inc.	439	7,590
OM Group, Inc.*	224	7,589
Minerals Technologies, Inc.	139	7,206
PolyOne Corporation*	684	7,004
Calgon Carbon Corporation*	401	6,865
Allied Nevada Gold Corporation*	413	6,843
NewMarket Corporation	66	6,797
RTI International Metals, Inc.*	217	6,582
Arch Chemicals, Inc.	179	6,156
Schweitzer-Mauduit International, Inc.	126	5,993
Texas Industries, Inc.	173	5,911
Century Aluminum Company*	425	5,848
Ferro Corporation	634	5,573
Balchem Corporation	205	5,053
Glatfelter	332	4,811
AMCOL International Corporation	175	4,760
Kaiser Aluminum Corporation	110	4,243
Koppers Holdings, Inc.	149	4,220
A. Schulman, Inc.	170	4,160
Stillwater Mining Company*	299	3,881
Horsehead Holding Corporation*	317	3,753
Clearwater Paper Corporation*	76	3,743
Innophos Holdings, Inc.	134	3,739
Westlake Chemical Corporation	144	3,714
Buckeye Technologies, Inc.*	280	3,662
Brush Engineered Materials, Inc.*	155	3,498
Zep, Inc.	159	3,479
Deltic Timber Corporation	78	3,436
Haynes International, Inc.	94	3,340
Stepan Company	55	3,074
Graphic Packaging Holding Company*	819	2,957
KapStone Paper and Packaging Corporation*	236	2,801

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Materials - 1.5% (continued)
Wausau Paper Corporation*	324	$2,767
Spartech Corporation*	223	2,609
Omnova Solutions, Inc.*	323	2,536
Myers Industries, Inc.	227	2,379
Olympic Steel, Inc.	70	2,285
Quaker Chemical Corporation	83	2,250
STR Holdings, Inc.*	90	2,115
Headwaters, Inc.*	445	2,043
Innospec, Inc.	175	1,988
Zoltek Companies, Inc.*	202	1,947
LSB Industries, Inc.*	127	1,935
Neenah Paper, Inc.	113	1,790
US Gold Corporation*	589	1,590
ICO, Inc.	196	1,584
ShengdaTech, Inc.*	210	1,573
AM Castle & Company	120	1,571
Graham Packaging Company, Inc.*	125	1,569
General Moly, Inc.*	469	1,557
Hawkins, Inc.	60	1,452
Kraton Performance Polymers, Inc.*	81	1,447
Boise, Inc.*	220	1,349
Universal Stainless & Alloy*	55	1,319
Landec Corporation*	188	1,246
Bway Holding Company*	61	1,226
American Vanguard Corporation	145	1,182
China Green Agriculture, Inc.*	81	1,134
AEP Industries, Inc.*	37	963
Paramount Gold and Silver Corporation*	569	791
General Steel Holdings, Inc.*	153	629
China Precision Steel, Inc.*	235	493
NL Industries, Inc.	50	429
Ampal American Israel — Class A*	151	420
United States Lime & Minerals, Inc.*	10	387
Sutor Technology Group, Ltd.*	59	171
U.S. Concrete, Inc.*	236	90

Total Materials		349,039

Consumer Staples - 1.0%
Casey’s General Stores, Inc.	367	11,524
TreeHouse Foods, Inc.*	257	11,275
Nu Skin Enterprises, Inc. — Class A	360	10,476
Ruddick Corporation	320	10,125
Universal Corporation	180	9,484
United Natural Foods, Inc.*	317	8,917
Sanderson Farms, Inc.	155	8,310
Lancaster Colony Corporation	140	8,254
Diamond Foods, Inc.	155	6,516
Fresh Del Monte Produce, Inc.*	305	6,176
American Italian Pasta Company — Class A*	146	5,675
Darling International, Inc.*	599	5,367
Hain Celestial Group, Inc.*	297	5,153
Chiquita Brands International, Inc.*	327	5,144
Winn-Dixie Stores, Inc.*	401	5,008

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Consumer Staples - 1.0% (continued)
Tootsie Roll Industries, Inc.	179	$4,841
Lance, Inc.	204	4,719
Vector Group, Ltd.	293	4,521
J&J Snack Foods Corporation	101	4,390
Andersons, Inc.	128	4,285
Central Garden and Pet Company — Class A*	433	3,966
WD-40 Company	120	3,940
Heckmann Corporation*	653	3,787
B&G Foods, Inc. — Class A	337	3,532
Cal-Maine Foods, Inc.	102	3,457
Boston Beer Company, Inc. — Class A*	64	3,345
Alliance One International, Inc.*	652	3,319
Elizabeth Arden, Inc.*	179	3,222
Dole Food Company, Inc.*	260	3,081
Nash Finch Company	91	3,062
Weis Markets, Inc.	84	3,054
Smart Balance, Inc.*	463	3,000
Synutra International, Inc.*	129	2,917
Pricesmart, Inc.	116	2,697
Medifast, Inc.*	96	2,412
Prestige Brands Holdings, Inc.*	253	2,277
Spartan Stores, Inc.	157	2,264
Zhongpin, Inc.*	177	2,248
Seneca Foods Corporation — Class A*	73	2,126
Pantry, Inc.*	169	2,111
Revlon, Inc. — Class A*	140	2,076
Great Atlantic & Pacific Tea Company*	246	1,887
American Oriental Bioengineering, Inc.*	454	1,852
Coca-Cola Bottling Company Consolidated	29	1,701
USANA Health Sciences, Inc.*	49	1,539
Star Scientific, Inc.*	595	1,517
American Dairy, Inc.*	75	1,436
Inter Parfums, Inc.	96	1,423
Imperial Sugar Company	91	1,411
Calavo Growers, Inc.	77	1,404
Village Super Market, Inc. — Class A	50	1,402
Ingles Markets, Inc. — Class A	87	1,308
China Sky One Medical, Inc.*	80	1,257
Nutraceutical International Corporation*	80	1,195
China-Biotics, Inc.*	66	1,182
Arden Group, Inc. — Class A	10	1,063
Farmer Bros Company	55	1,031
AgFeed Industries, Inc.*	203	891
National Beverage Corporation	80	890
Female Health Company	123	882
Omega Protein Corporation*	139	799
Alico, Inc.	30	758
Diedrich Coffee, Inc.*	20	696
Oil-Dri Corporation of America	36	695

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 1.5x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Consumer Staples - 1.0% (continued)
Overhill Farms, Inc.*	118	$688
Schiff Nutrition International, Inc.	79	646
Orchids Paper Products Company*	38	625
Griffin Land & Nurseries, Inc.	20	581
Susser Holdings Corporation*	59	499
HQ Sustainable Maritime
Industries, Inc.*	82	492
Harbinger Group, Inc.*	70	474
Lifeway Foods, Inc.*	38	451
Mannatech, Inc.	116	387

Total Consumer Staples		235,115

Utilities - 1.0%
Piedmont Natural Gas Company, Inc.	538	14,838
Nicor, Inc.	331	13,876
WGL Holdings, Inc.	371	12,855
IDACORP, Inc.	355	12,290
Cleco Corporation	445	11,815
New Jersey Resources Corporation	312	11,719
Portland General Electric Company	556	10,736
Southwest Gas Corporation	336	10,053
South Jersey Industries, Inc.	220	9,238
Northwest Natural Gas Company	195	9,087
Black Hills Corporation	292	8,862
Avista Corporation	405	8,388
PNM Resources, Inc.	645	8,082
Unisource Energy Corporation	256	8,049
Allete, Inc.	224	7,499
NorthWestern Corporation	256	6,863
El Paso Electric Company*	327	6,736
MGE Energy, Inc.	172	6,082
UIL Holdings Corporation	220	6,050
California Water Service Group	144	5,416
Laclede Group, Inc.	157	5,294
Empire District Electric Company	284	5,118
CH Energy Group, Inc.	118	4,819
American States Water Company	136	4,719
SJW Corporation	105	2,669
Chesapeake Utilities Corporation	72	2,146
Central Vermont Public Service Corporation	93	1,876
Unitil Corporation	80	1,860
Southwest Water Company	176	1,837
Middlesex Water Company	96	1,637
Connecticut Water Service, Inc.	65	1,513
Consolidated Water Company, Ltd.	106	1,439
Cadiz, Inc.*	100	1,277
York Water Company	86	1,182
Artesian Resources Corporation — Class A	46	812
Pennichuck Corporation	30	705
US Geothermal, Inc.*	516	470

Total Utilities		227,907

Telecommunication Services - 0.3%
Syniverse Holdings, Inc.*	506	9,852
AboveNet, Inc.*	102	5,174
Cincinnati Bell, Inc.*	1,499	5,112

		Market
	Shares	Value
COMMON STOCKS(a) - 33.3% (continued)
Telecommunication Services - 0.3% (continued)
PAETEC Holding Corporation*	900	$4,212
Iowa Telecommunications
Services, Inc.	243	4,058
NTELOS Holdings Corporation	220	3,914
Neutral Tandem, Inc.*	238	3,803
Premiere Global Services, Inc.*	454	3,750
Cogent Communications Group, Inc.*	334	3,477
Consolidated Communications Holdings, Inc.	172	3,261
Shenandoah Telecommunications Company	173	3,252
Global Crossing, Ltd.*	209	3,166
Atlantic Tele-Network, Inc.	69	3,100
Alaska Communications Systems Group, Inc.	318	2,582
Cbeyond, Inc.*	168	2,298
USA Mobility, Inc.	169	2,141
General Communication, Inc. — Class A*	315	1,818
SureWest Communications*	106	911
HickoryTech Corporation	96	848
inContact, Inc.*	196	559

Total Telecommunication Services		67,288

TOTAL COMMON STOCKS
(Cost $5,623,124)		7,504,718

WARRANTS(b) - 0.0%
Consumer Discretionary - 0.0%
Krispy Kreme Doughnuts, Inc.*
$12.21, 3/2/2012	52	1

TOTAL WARRANTS
(Cost $—)		1

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 1.5x Strategy Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b)† - 72.5%
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	$3,836,431	$3,836,431
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	3,818,401	3,818,401
UBS Financial Services, Inc. issued 03/31/10 at 0.01% due 04/01/10	2,178,277	2,178,277
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	2,178,277	2,178,277
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	2,178,277	2,178,277
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	2,178,277	2,178,277

TOTAL REPURCHASE AGREEMENTS
(Cost $16,367,940)		16,367,940

Total Investments - 105.8%
(Cost $21,991,064)		$23,872,659
Liabilities, Less Cash & Other Assets - (5.8)%		(1,309,565)

Total Net Assets - 100.0%		$22,563,094

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED(a)
June 2010 Russell 2000 Index
Mini Futures Contracts
(Aggregate Market Value of
Contracts $878,670)	13	$5,566

		Unrealized
	Units	Gain (Loss)
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital, LLC October 2009 Russell 2000 Index Swap, Terminating 10/27/09††† (Notional Market Value $23,128,293)	34,080	$55,488
Goldman Sachs International June 2014 Russell 2000 Index Swap, Terminating 06/20/14††† (Notional Market Value $2,313,576)	3,409	(5,372)

(Total Notional Market Value $25,441,869)		$50,116

*	Non-income producing security

†	Repurchase Agreements.

††	All or a portion of this security is pledged as equity index swap collateral at March 31, 2010.

†††	Total Return based on Russell 2000 Index +/- financing at a variable rate. (a) Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
Financials - 9.5%
Assured Guaranty, Ltd.	220	$4,833
E*Trade Financial Corporation*	2,880	4,752
Highwoods Properties, Inc.	132	4,188
Apollo Investment Corporation	301	3,832
MFA Financial, Inc.	512	3,768
ProAssurance Corporation*	63	3,688
Developers Diversified Realty Corporation	291	3,541
SVB Financial Group*	75	3,499
Prosperity Bancshares, Inc.	84	3,444
CBL & Associates Properties, Inc.	250	3,425
Iberiabank Corporation	57	3,421
Platinum Underwriters Holdings, Ltd.	91	3,374
Washington Real Estate
Investment Trust	110	3,360
FirstMerit Corporation	152	3,279
National Retail Properties, Inc.	141	3,219
Entertainment Properties Trust	77	3,167
BioMed Realty Trust, Inc.	186	3,076
East West Bancorp, Inc.	176	3,066
Westamerica Bancorporation	53	3,055
Ares Capital Corporation	205	3,042
Tanger Factory Outlet Centers	70	3,021
Omega Healthcare Investors, Inc.	153	2,982
Equity Lifestyle Properties, Inc.	54	2,910
Home Properties, Inc.	62	2,902
Zenith National Insurance Corporation	75	2,874
Trustmark Corporation	116	2,834
LaSalle Hotel Properties	117	2,726
Signature Bank NY*	71	2,631
Kilroy Realty Corporation	85	2,621
American Capital, Ltd.*	513	2,606
MGIC Investment Corporation*	235	2,578
UMB Financial Corporation	63	2,558
Knight Capital Group, Inc. — Class A*	167	2,547
Stifel Financial Corporation*	47	2,526
Potlatch Corporation	72	2,523
American Campus Communities, Inc.	91	2,517
Healthcare Realty Trust, Inc.	106	2,469
Mid-America Apartment Communities, Inc.	47	2,434
NewAlliance Bancshares, Inc.	191	2,410
PHH Corporation*	101	2,381
Susquehanna Bancshares, Inc.	242	2,374
Montpelier Re Holdings, Ltd.	141	2,370
Conseco, Inc.*	378	2,351
Radian Group, Inc.	148	2,315
Hancock Holding Company	55	2,300
DiamondRock Hospitality Company*	221	2,234
Astoria Financial Corporation	151	2,190
Redwood Trust, Inc.	140	2,159
Umpqua Holdings Corporation	160	2,122

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
Webster Financial Corporation	121	$2,116
International Bancshares Corporation	91	2,092
Wintrust Financial Corporation	56	2,084
Extra Space Storage, Inc.	159	2,016
Sunstone Hotel Investors, Inc.*	178	1,988
Post Properties, Inc.	90	1,982
National Health Investors, Inc.	51	1,977
Cash America International, Inc.	50	1,974
Delphi Financial Group, Inc. — Class A	78	1,962
MB Financial, Inc.	87	1,960
Argo Group International Holdings, Ltd.	60	1,955
DCT Industrial Trust, Inc.	373	1,951
Old National Bancorp	162	1,936
First Financial Bankshares, Inc.	37	1,907
Glacier Bancorp, Inc.	125	1,904
Max Capital Group, Ltd.	81	1,862
United Bankshares, Inc.	71	1,862
EastGroup Properties, Inc.	49	1,849
Franklin Street Properties Corporation	123	1,775
Tower Group, Inc.	80	1,774
RLI Corporation	30	1,711
Sovran Self Storage, Inc.	49	1,708
FNB Corporation	210	1,703
Hatteras Financial Corporation	66	1,701
KBW, Inc.*	63	1,695
Selective Insurance Group, Inc.	102	1,693
Piper Jaffray Companies*	42	1,693
Ezcorp, Inc. — Class A*	81	1,669
National Penn Bancshares, Inc.	236	1,628
Medical Properties Trust, Inc.	155	1,624
Allied Capital Corporation*	325	1,615
Portfolio Recovery Associates, Inc.*	29	1,591
Colonial Properties Trust	123	1,584
Capstead Mortgage Corporation	131	1,567
Starwood Property Trust, Inc.	80	1,544
First Financial Bancorp	86	1,530
PS Business Parks, Inc.	28	1,495
CVB Financial Corporation	148	1,470
MF Global Holdings, Ltd.*	181	1,461
Anworth Mortgage Asset Corporation	212	1,429
NBT Bancorp, Inc.	62	1,417
PrivateBancorp, Inc. — Class A	103	1,411
Prospect Capital Corporation	116	1,409
First Midwest Bancorp, Inc.	100	1,355
Pico Holdings, Inc.*	36	1,339
optionsXpress Holdings, Inc.	82	1,336
Greenlight Capital Re, Ltd. — Class A*	50	1,334
Provident Financial Services, Inc.	111	1,321
Acadia Realty Trust	72	1,286
Cathay General Bancorp	110	1,282
Community Bank System, Inc.	56	1,276
World Acceptance Corporation*	35	1,263

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
Employers Holdings, Inc.	85	$1,262
PacWest Bancorp	55	1,255
Artio Global Investors, Inc. — Class A	50	1,237
American Equity Investment Life Holding Company	115	1,225
LTC Properties, Inc.	45	1,218
Inland Real Estate Corporation	133	1,217
Lexington Realty Trust	186	1,211
Brookline Bancorp, Inc.	112	1,192
Investors Real Estate Trust	132	1,191
Investors Bancorp, Inc.*	90	1,188
DuPont Fabros Technology, Inc.	54	1,166
Texas Capital Bancshares, Inc.*	61	1,158
Forestar Group, Inc.*	61	1,152
Equity One, Inc.	60	1,133
City Holding Company	33	1,132
Cousins Properties, Inc.	131	1,090
Ocwen Financial Corporation*	98	1,087
Horace Mann Educators Corporation	72	1,084
Sterling Bancshares, Inc.	190	1,060
Columbia Banking System, Inc.	50	1,015
Independent Bank Corporation	41	1,011
U-Store-It Trust	139	1,001
First Commonwealth Financial Corporation	149	1,000
National Financial Partners Corporation*	70	987
Simmons First National Corporation — Class A	35	965
Chemical Financial Corporation	40	945
MarketAxess Holdings, Inc.	60	944
Park National Corporation	15	935
Home Bancshares, Inc.	35	925
Dollar Financial Corporation*	38	914
Infinity Property & Casualty Corporation	20	909
Pinnacle Financial Partners, Inc.*	60	907
Riskmetrics Group, Inc.*	40	904
Enstar Group, Ltd.*	13	899
Pennsylvania Real Estate Investment Trust	72	898
First Potomac Realty Trust	59	887
S&T Bancorp, Inc.	42	878
Boston Private Financial Holdings, Inc.	119	877
Cohen & Steers, Inc.	35	874
Evercore Partners, Inc. — Class A	29	870
First Cash Financial Services, Inc.*	40	863
Sun Communities, Inc.	34	857
Citizens Republic Bancorp, Inc.*	719	848
Trustco Bank Corporation NY	136	839
iStar Financial, Inc.	181	831
Hilltop Holdings, Inc.*	70	822
Community Trust Bancorp, Inc.	30	813
Banco Latinoamericano de Comercio Exterior S.A. — Class E	55	790
Northwest Bancshares, Inc.	67	787
First Industrial Realty Trust, Inc.*	100	776

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
American Capital Agency Corporation	30	$768
Flagstone Reinsurance Holdings, Ltd.	67	768
Meadowbrook Insurance Group, Inc.	96	758
Safety Insurance Group, Inc.	20	753
Navigators Group, Inc.*	19	747
First Financial Corporation	25	724
Sandy Spring Bancorp, Inc.	48	720
United America Indemnity, Ltd. — Class A*	75	718
Parkway Properties, Inc.	38	714
FelCor Lodging Trust, Inc.*	125	712
Renasant Corporation	44	712
Fifth Street Finance Corporation	61	708
PMI Group, Inc.*	130	705
Getty Realty Corporation	30	702
Flushing Financial Corporation	55	696
Dime Community Bancshares	55	695
Oriental Financial Group, Inc.	51	688
Compass Diversified Holdings	45	687
GFI Group, Inc.	117	676
Harleysville Group, Inc.	20	675
Maiden Holdings, Ltd.	91	672
United Fire & Casualty Company	37	666
eHealth, Inc.*	42	661
United Community Banks, Inc.*	150	661
Walter Investment Management Corporation	41	656
WesBanco, Inc.	40	650
Capital Southwest Corporation	7	636
Hercules Technology Growth Capital, Inc.	60	635
Bancfirst Corporation	15	629
MCG Capital Corporation*	120	625
Ashford Hospitality Trust, Inc.*	87	624
Colony Financial, Inc.	30	600
Trico Bancshares	30	597
FPIC Insurance Group, Inc.*	22	596
SCBT Financial Corporation	16	593
Arrow Financial Corporation	22	592
Strategic Hotels & Resorts, Inc.*	139	591
Education Realty Trust, Inc.	102	586
Tompkins Financial Corporation	16	584
Northfield Bancorp, Inc.	40	579
Provident New York Bancorp	61	578
SWS Group, Inc.	50	577
Safeguard Scientifics, Inc.*	44	572
Bank of the Ozarks, Inc.	16	563
Univest Corporation of Pennsylvania	30	561
Westfield Financial, Inc.	61	561
Nelnet, Inc. — Class A	30	557
Cedar Shopping Centers, Inc.	70	554
Urstadt Biddle Properties, Inc. — Class A	35	553
Danvers Bancorp, Inc.	40	553
CNA Surety Corporation*	31	551
Glimcher Realty Trust	108	548

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
GAMCO Investors, Inc. — Class A	12	$546
Cardinal Financial Corporation	51	545
Amtrust Financial Services, Inc.	39	544
American Physicians Capital, Inc.	17	543
Ramco-Gershenson Properties Trust	48	540
State Auto Financial Corporation	30	538
Beneficial Mutual Bancorp, Inc.*	56	531
Universal Health Realty Income Trust	15	530
Harleysville National Corporation	79	529
Government Properties Income Trust	20	520
NorthStar Realty Finance Corporation	123	518
TowneBank	37	517
Calamos Asset Management, Inc. — Class A	36	516
Bank Mutual Corporation	79	514
BGC Partners, Inc. — Class A	84	513
Phoenix Companies, Inc.*	211	511
Oppenheimer Holdings, Inc. — Class A	20	510
Pennymac Mortgage Investment Trust*	30	498
Lakeland Financial Corporation	26	495
StellarOne Corporation	37	495
Hersha Hospitality Trust	95	492
1st Source Corporation	28	491
AMERISAFE, Inc.*	30	491
Nara Bancorp, Inc.*	56	491
FBL Financial Group, Inc. — Class A	20	490
MVC Capital, Inc.	36	489
Gladstone Capital Corporation	41	484
Advance America Cash Advance Centers, Inc.	83	483
CapLease, Inc.	87	483
Camden National Corporation	15	482
SeaBright Insurance Holdings, Inc.	43	473
PennantPark Investment Corporation	45	466
Washington Trust Bancorp, Inc.	25	466
Suffolk Bancorp	15	461
Invesco Mortgage Capital, Inc.	20	460
Tejon Ranch Company*	15	458
Union First Market Bankshares Corporation	30	453
Great Southern Bancorp, Inc.	20	449
TradeStation Group, Inc.*	64	449
Duff & Phelps Corporation — Class A	26	435
Penson Worldwide, Inc.*	43	433
Western Alliance Bancorp*	76	432
SY Bancorp, Inc.	19	432
Sterling Bancorp — Class N	43	432
Southside Bancshares, Inc.	20	431
LaBranche & Company, Inc.*	80	421
Presidential Life Corporation	42	419
Saul Centers, Inc.	10	414
BankFinancial Corporation	45	413

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
Credit Acceptance Corporation*	10	$412
Encore Capital Group, Inc.*	25	411
First Busey Corporation	93	411
First Community Bancshares, Inc.	33	408
United Financial Bancorp, Inc.	29	405
Cypress Sharpridge Investments, Inc.	30	401
Citizens, Inc.*	58	401
First Bancorp	29	392
Centerstate Banks, Inc.	32	392
First Mercury Financial Corporation	30	391
Kite Realty Group Trust	82	388
Territorial Bancorp, Inc.	20	381
Eagle Bancorp, Inc.*	32	379
Home Federal Bancorp, Inc.	26	377
First Financial Holdings, Inc.	25	376
Tower Bancorp, Inc.	14	375
PMA Capital Corporation — Class A*	60	368
Westwood Holdings Group, Inc.	10	368
Pacific Continental Corporation	35	367
Berkshire Hills Bancorp, Inc.	20	367
Cogdell Spencer, Inc.	49	363
Monmouth Real Estate Investment Corporation — Class A	43	362
First BanCorp	150	362
Baldwin & Lyons, Inc. — Class B	15	361
Apollo Commercial Real Estate Finance, Inc.	20	360
International Assets Holding Corporation*	24	359
Stewart Information Services Corporation	26	359
Broadpoint Gleacher Securities, Inc.*	89	356
Alliance Financial Corporation	12	354
Wilshire Bancorp, Inc.	32	353
Washington Banking Company	28	353
Associated Estates Realty Corporation	25	345
Republic Bancorp, Inc. — Class A	18	339
ESSA Bancorp, Inc.	27	339
Lakeland Bancorp, Inc.	38	336
Penns Woods Bancorp, Inc.	10	336
Donegal Group, Inc. — Class A	23	334
Life Partners Holdings, Inc.	15	333
American Safety Insurance Holdings, Ltd.*	20	332
Bank of Marin Bancorp	10	331
Abington Bancorp, Inc.	41	324
NGP Capital Resources Company	38	324
TICC Capital Corporation	49	323
First Marblehead Corporation*	113	321
Heartland Financial USA, Inc.	20	319
NewStar Financial, Inc.*	50	319
First Bancorp, Inc.	20	319
NYMAGIC, Inc.	15	318
Kansas City Life Insurance Company	10	316

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
Consolidated-Tomoka Land Company	10	$315
Capital City Bank Group, Inc.	22	314
Kearny Financial Corporation	30	313
Bancorp, Inc.*	35	312
CoBiz Financial, Inc.	50	311
CNB Financial Corporation	20	309
ViewPoint Financial Group	19	308
Bar Harbor Bankshares	10	305
Heritage Financial Corporation	20	302
Winthrop Realty Trust	25	301
Ambac Financial Group, Inc.*	521	290
Gladstone Commercial Corporation	20	289
ESB Financial Corporation	22	284
Harris & Harris Group, Inc.*	61	281
Triangle Capital Corporation	20	281
Peoples Bancorp, Inc.	17	280
Home Bancorp, Inc.*	20	280
South Financial Group, Inc.	399	276
Bancorp Rhode Island, Inc.	10	273
Oritani Financial Corporation	17	273
WSFS Financial Corporation	7	273
National Bankshares, Inc.	10	272
Century Bancorp, Inc. — Class A	14	269
CreXus Investment Corporation	20	267
Cardtronics, Inc.*	21	264
Metro Bancorp, Inc.*	19	262
Southwest Bancorp, Inc.	31	256
JMP Group, Inc.	30	255
Orrstown Financial Services, Inc.	10	254
Agree Realty Corporation	11	251
Citizens & Northern Corporation	20	251
First Merchants Corporation	36	251
Resource Capital Corporation	37	250
American Physicians Service Group, Inc.	10	250
OceanFirst Financial Corporation	22	250
RAIT Financial Trust	125	248
US Global Investors, Inc. — Class A	25	247
Citizens Holding Company	10	247
Enterprise Financial Services Corporation	22	243
Kayne Anderson Energy Development Company	15	242
MainSource Financial Group, Inc.	36	242
First of Long Island Corporation	10	241
Mission West Properties, Inc.	35	241
Medallion Financial Corporation	30	239
State Bancorp, Inc.	30	236
Peapack Gladstone Financial Corporation	15	236
Bridge Bancorp, Inc.	10	234
German American Bancorp, Inc.	15	227
Gramercy Capital Corporation*	81	226
Epoch Holding Corporation	20	226
EMC Insurance Group, Inc.	10	225
Ames National Corporation	11	221
Financial Institutions, Inc.	15	219
Avatar Holdings, Inc.*	10	217
Merchants Bancshares, Inc.	10	217

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
Ohio Valley Banc Corporation	10	$215
Gladstone Investment Corporation	36	215
Shore Bancshares, Inc.	15	214
Center Bancorp, Inc.	25	208
First Financial Northwest, Inc.	30	205
Cape Bancorp, Inc.*	25	202
American National Bankshares, Inc.	10	202
Bank of Kentucky Financial Corporation	10	199
BlackRock Kelso Capital Corporation	20	199
Sanders Morris Harris Group, Inc.	32	198
Meridian Interstate Bancorp, Inc.*	19	198
West Bancorporation, Inc.	30	197
Sierra Bancorp	15	193
Chicopee Bancorp, Inc.*	15	190
China Housing & Land Development, Inc.*	50	190
Roma Financial Corporation	15	188
Virtus Investment Partners, Inc.*	9	188
First South Bancorp, Inc. NC	15	188
Main Street Capital Corporation	12	187
Clifton Savings Bancorp, Inc.	20	185
NASB Financial, Inc.	8	185
Santander BanCorp*	15	184
Rockville Financial, Inc.	15	183
Ameris Bancorp	20	182
Bryn Mawr Bank Corporation	10	181
Mercer Insurance Group, Inc.	10	180
Hallmark Financial Services*	20	180
Crawford & Company — Class B*	42	171
Northrim BanCorp, Inc.	10	171
Asset Acceptance Capital Corporation*	27	170
Cowen Group, Inc. — Class A*	30	170
Midsouth Bancorp, Inc.	10	165
UMH Properties, Inc.	20	163
Guaranty Bancorp*	100	159
Pacific Capital Bancorp North America	85	154
United Security Bancshares	10	150
Peoples Financial Corporation	10	150
CompuCredit Holdings Corporation	29	150
Thomas Weisel Partners Group, Inc.*	38	149
Kohlberg Capital Corporation	26	147
Kentucky First Federal Bancorp	14	147
National Interstate Corporation	7	145
Legacy Bancorp, Inc.	15	142
Yadkin Valley Financial Corporation	32	138
FBR Capital Markets Corporation*	30	137
Dynex Capital, Inc.	15	135
Rewards Network, Inc.	10	134
Porter Bancorp, Inc.	10	131
Primus Guaranty, Ltd.*	31	130
Enterprise Bancorp, Inc.	10	122
Banner Corporation	31	119
Pzena Investment Management, Inc. — Class A*	15	114

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
Old Second Bancorp, Inc.	17	$112
Independence Holding Company	11	104
Smithtown Bancorp, Inc.	25	103
Eastern Insurance Holdings, Inc.	10	101
First Defiance Financial Corporation	10	101
Universal Insurance Holdings, Inc.	20	101
Cheviot Financial Corporation	10	92
Tree.com, Inc.*	10	91
K-Fed Bancorp	10	89
First Financial Service Corporation	10	88
Fox Chase Bancorp, Inc.*	8	86
Prudential Bancorp, Inc. of Pennsylvania	10	84
Sun Bancorp, Inc.*	21	83
Central Pacific Financial Corporation*	49	82
Resource America, Inc. — Class A	17	82
Premierwest Bancorp	170	77
Flagstar Bancorp, Inc.*	121	73
Northeast Community Bancorp, Inc.	10	72
Farmers Capital Bank Corporation	8	69
Wilber Corporation	10	65
QC Holdings, Inc.	12	62
First Acceptance Corporation*	27	55
Hampton Roads Bankshares, Inc.	35	55
American Realty Investors, Inc.*	5	54
Sterling Financial Corporation*	86	49
Republic First Bancorp, Inc.*	12	46
Waterstone Financial, Inc.*	12	43
Doral Financial Corporation*	10	43
Brooklyn Federal Bancorp, Inc.	5	42
First California Financial Group, Inc.*	10	26

Total Financials		381,997

Information Technology - 8.4%
3Com Corporation*	712	5,475
Solera Holdings, Inc.	126	4,870
Skyworks Solutions, Inc.*	306	4,774
Atheros Communications, Inc.*	123	4,761
Polycom, Inc.*	155	4,740
Informatica Corporation*	166	4,459
Parametric Technology Corporation*	213	3,845
Jack Henry & Associates, Inc.	156	3,753
TIBCO Software, Inc.*	324	3,496
TiVo, Inc.*	199	3,407
Veeco Instruments, Inc.*	72	3,132
Riverbed Technology, Inc.*	103	2,925
Unisys Corporation*	82	2,861
Plantronics, Inc.	91	2,846
Concur Technologies, Inc.*	68	2,789
ADTRAN, Inc.	104	2,740
VeriFone Holdings, Inc.*	133	2,688
Microsemi Corporation*	155	2,688
Arris Group, Inc.*	219	2,630
Plexus Corporation*	71	2,558
Benchmark Electronics, Inc.*	120	2,489

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
Gartner, Inc.*	111	$2,469
CACI International, Inc. — Class A*	50	2,443
MercadoLibre, Inc.*	50	2,411
RF Micro Devices, Inc.*	483	2,405
InterDigital, Inc.*	85	2,368
Anixter International, Inc.*	50	2,342
Rackspace Hosting, Inc.*	125	2,341
Blackboard, Inc.*	56	2,333
Fair Isaac Corporation	91	2,306
Cybersource Corporation*	128	2,258
Acxiom Corporation*	123	2,207
Tekelec*	121	2,197
Blue Coat Systems, Inc.*	70	2,173
Progress Software Corporation*	68	2,137
Wright Express Corporation*	70	2,108
Emulex Corporation*	156	2,072
Digital River, Inc.*	68	2,060
Mantech International Corporation — Class A*	42	2,051
Ariba, Inc.*	159	2,043
Blackbaud, Inc.	81	2,040
Semtech Corporation*	115	2,004
Quest Software, Inc.*	111	1,975
TriQuint Semiconductor, Inc.*	272	1,904
Cymer, Inc.*	50	1,865
Power Integrations, Inc.	45	1,854
MAXIMUS, Inc.	30	1,828
j2 Global Communications, Inc.*	78	1,825
Websense, Inc.*	80	1,822
JDA Software Group, Inc.*	65	1,808
Viasat, Inc.*	52	1,800
Cavium Networks, Inc.*	72	1,790
Tessera Technologies, Inc.*	88	1,785
CommVault Systems, Inc.*	83	1,772
Netlogic Microsystems, Inc.*	60	1,766
MKS Instruments, Inc.*	90	1,763
Taleo Corporation — Class A*	68	1,762
SRA International, Inc. — Class A*	83	1,726
Formfactor, Inc.*	95	1,687
Lawson Software, Inc.*	254	1,679
AsiaInfo Holdings, Inc.*	63	1,668
Comtech Telecommunications Corporation*	51	1,631
Earthlink, Inc.	191	1,631
Hittite Microwave Corporation*	37	1,627
FEI Company*	71	1,627
Euronet Worldwide, Inc.*	88	1,622
Netgear, Inc.*	62	1,618
ValueClick, Inc.*	159	1,612
Synaptics, Inc.*	58	1,601
Cabot Microelectronics Corporation*	42	1,589
Intermec, Inc.*	112	1,588
Aruba Networks, Inc.*	115	1,571
Checkpoint Systems, Inc.*	69	1,526
SuccessFactors, Inc.*	80	1,523
Littelfuse, Inc.*	40	1,520
Take-Two Interactive Software, Inc.*	151	1,487
Omnivision Technologies, Inc.*	86	1,477

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
Amkor Technology, Inc.*	205	$1,449
Scansource, Inc.*	50	1,439
Diodes, Inc.*	64	1,434
Acme Packet, Inc.*	74	1,427
GSI Commerce, Inc.*	51	1,411
Cognex Corporation	75	1,387
Sapient Corporation	151	1,380
Monolithic Power Systems, Inc.*	61	1,360
Heartland Payment Systems, Inc.	73	1,358
Mentor Graphics Corporation*	169	1,355
Ultimate Software Group, Inc.*	41	1,351
ADC Telecommunications, Inc.*	183	1,338
DG FastChannel, Inc.*	41	1,310
Infinera Corporation*	151	1,287
MicroStrategy, Inc. — Class A*	15	1,276
DealerTrack Holdings, Inc.*	74	1,264
CSG Systems International, Inc.*	60	1,258
L-1 Identity Solutions, Inc. — Class 1*	139	1,241
Entegris, Inc.*	242	1,220
Advent Software, Inc.*	27	1,208
SAVVIS, Inc.*	73	1,204
Netezza Corporation*	91	1,164
Insight Enterprises, Inc.*	81	1,163
ACI Worldwide, Inc.*	56	1,154
Coherent, Inc.*	36	1,151
Manhattan Associates, Inc.*	45	1,147
United Online, Inc.	152	1,137
Rofin-Sinar Technologies, Inc.*	50	1,131
Palm, Inc.*	298	1,120
TNS, Inc.*	50	1,115
Pegasystems, Inc.	30	1,110
Tyler Technologies, Inc.*	59	1,107
Electronics for Imaging, Inc.*	95	1,105
Harmonic, Inc.*	175	1,104
Net 1 UEPS Technologies, Inc.*	60	1,103
ATMI, Inc.*	57	1,101
Park Electrochemical Corporation	38	1,092
Stratasys, Inc.*	44	1,073
TeleTech Holdings, Inc.*	62	1,059
Constant Contact, Inc.*	45	1,045
Art Technology Group, Inc.*	233	1,028
Applied Micro Circuits Corporation*	119	1,027
Brooks Automation, Inc.*	116	1,023
DTS, Inc.*	30	1,021
Zoran Corporation*	94	1,011
Cirrus Logic, Inc.*	120	1,007
Quantum Corporation*	382	1,005
Sonus Networks, Inc.*	377	984
Volterra Semiconductor Corporation*	39	979
Forrester Research, Inc.*	32	962
Syntel, Inc.	25	962
Advanced Energy Industries, Inc.*	57	944
Standard Microsystems Corporation*	40	931
Black Box Corporation	30	923
Sourcefire, Inc.*	40	918
Newport Corporation*	73	913

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
SYNNEX Corporation*	30	$887
Micrel, Inc.	83	885
Rogers Corporation*	30	870
Epicor Software Corporation*	91	870
Cogent, Inc.*	85	867
Kulicke & Soffa Industries, Inc.*	117	848
THQ, Inc.*	121	848
OSI Systems, Inc.*	30	842
SonicWALL, Inc.*	96	834
ArcSight, Inc.*	29	816
Bottomline Technologies, Inc.*	48	808
Oplink Communications, Inc.*	43	797
EPIQ Systems, Inc.*	63	783
Lattice Semiconductor Corporation*	213	782
Actel Corporation*	55	762
Terremark Worldwide, Inc.*	108	757
MTS Systems Corporation	26	755
comScore, Inc.*	45	751
Aviat Networks, Inc.*	113	749
RealNetworks, Inc.*	154	744
Adaptec, Inc.*	225	736
RightNow Technologies, Inc.*	41	732
Avid Technology, Inc.*	53	730
TTM Technologies, Inc.*	82	728
Ebix, Inc.*	45	719
NIC, Inc.	91	716
Electro Scientific Industries, Inc.*	55	705
Sigma Designs, Inc.*	60	704
ModusLink Global Solutions, Inc.*	83	700
Methode Electronics, Inc.	70	693
Radiant Systems, Inc.*	48	685
Infospace, Inc.*	61	674
FARO Technologies, Inc.*	26	669
Super Micro Computer, Inc.*	38	657
Sycamore Networks, Inc.	32	644
Internet Capital Group, Inc.*	75	634
Universal Display Corporation*	53	624
Switch & Data Facilities Company, Inc.*	35	622
Netscout Systems, Inc.*	42	621
Mercury Computer Systems, Inc.*	45	617
Ultratech, Inc.*	45	612
Imation Corporation*	55	606
Power-One, Inc.*	143	603
CTS Corporation	64	603
S1 Corporation*	102	602
UTStarcom, Inc.*	215	600
Loral Space & Communications, Inc.*	17	597
Intevac, Inc.*	43	594
China Security & Surveillance Technology, Inc.*	77	592
IPG Photonics Corporation*	40	592
Move, Inc.*	283	591
Synchronoss Technologies, Inc.*	30	581
Techwell, Inc.*	31	580
SMART Modular Technologies WWH, Inc.*	75	578
MoneyGram International, Inc.*	151	575

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
Pericom Semiconductor Corporation*	53	$568
Echelon Corporation*	63	565
Global Cash Access Holdings, Inc.*	69	564
Hughes Communications, Inc.*	20	557
Ixia*	60	556
Brightpoint, Inc.*	72	542
ShoreTel, Inc.*	82	542
STEC, Inc.*	45	539
LivePerson, Inc.*	70	537
Anadigics, Inc.*	110	535
Silicon Graphics International Corporation*	50	535
Photronics, Inc.*	105	534
Entropic Communications, Inc.*	105	533
Vocus, Inc.*	31	529
Compellent Technologies, Inc.*	30	526
Perficient, Inc.*	46	518
Rudolph Technologies, Inc.*	60	514
Ceva, Inc.*	44	513
Supertex, Inc.*	20	512
Cohu, Inc.	37	509
Kenexa Corporation*	37	509
Internap Network Services Corporation*	90	504
Extreme Networks*	163	500
TeleCommunication Systems, Inc. — Class A*	68	498
SolarWinds, Inc.*	23	498
infoGROUP, Inc.*	63	491
Multi-Fineline Electronix, Inc.*	19	489
Symmetricom, Inc.*	83	484
Isilon Systems, Inc.*	55	474
Ness Technologies, Inc.*	75	473
Ciber, Inc.*	126	471
3PAR, Inc.*	47	470
Actuate Corporation*	83	464
Kopin Corporation*	125	463
Smith Micro Software, Inc.*	52	460
Seachange International, Inc.*	64	460
Daktronics, Inc.	60	457
Comverge, Inc.*	40	452
Digi International, Inc.*	42	447
Maxwell Technologies, Inc.*	36	446
Internet Brands, Inc. — Class A*	48	443
Measurement Specialties, Inc.*	30	441
NetSuite, Inc.*	30	436
Silicon Storage Technology, Inc.*	143	435
EMS Technologies, Inc.*	26	432
Exar Corporation*	61	430
Silicon Image, Inc.*	142	429
Electro Rent Corporation	32	420
ExlService Holdings, Inc.*	25	417
DivX, Inc.*	58	415
Novatel Wireless, Inc.*	61	411
NVE Corporation*	9	408
Cass Information Systems, Inc.	13	405
LoopNet, Inc.*	36	405
Rubicon Technology, Inc.*	20	404
Technitrol, Inc.	75	396

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
Liquidity Services, Inc.*	34	$392
OpenTable, Inc.*	10	381
VASCO Data Security International, Inc.*	46	380
iGate Corporation	39	379
Radisys Corporation*	42	376
DSP Group, Inc.*	45	375
Anaren, Inc.*	26	370
PLX Technology, Inc.*	70	369
IXYS Corporation*	43	367
Airvana, Inc.*	47	360
Monotype Imaging Holdings, Inc.*	37	360
Knot, Inc.*	46	360
MIPS Technologies, Inc. — Class A*	79	352
Fortinet, Inc.*	20	352
Openwave Systems, Inc.*	152	350
Lionbridge Technologies, Inc.*	96	348
Agilysys, Inc.	31	346
Cray, Inc.*	58	345
NCI, Inc. — Class A*	11	333
KVH Industries, Inc.*	25	330
Interactive Intelligence, Inc.*	17	318
Globecomm Systems, Inc.*	40	308
QuinStreet, Inc.*	18	306
Bel Fuse, Inc. — Class B	15	302
Powerwave Technologies, Inc.*	239	299
PROS Holdings, Inc.*	30	296
Network Equipment Technologies, Inc.*	53	292
Symyx Technologies, Inc.*	64	287
Advanced Analogic Technologies, Inc.*	82	286
DemandTec, Inc.*	41	285
White Electronic Designs Corporation*	40	280
Chordiant Software, Inc.*	55	279
support.com, Inc.*	84	275
Opnet Technologies, Inc.	17	274
Integral Systems, Inc.*	28	270
Double-Take Software, Inc.*	30	267
Web.com Group, Inc.*	49	267
Unica Corporation*	30	267
Cogo Group, Inc.*	38	266
Immersion Corporation*	52	260
Zix Corporation*	112	259
Zygo Corporation*	28	258
China Information Security Technology, Inc.*	50	253
Keynote Systems, Inc.	22	251
SRS Labs, Inc.*	25	249
Microtune, Inc.*	91	248
Rimage Corporation*	17	246
Virage Logic Corporation*	31	244
Renaissance Learning, Inc.	15	243
Tier Technologies, Inc. — Class B*	30	239
Rosetta Stone, Inc.*	10	238
Deltek, Inc.*	31	237
ActivIdentity Corporation*	83	236
Spectrum Control, Inc.*	20	234
Stamps.com, Inc.*	23	232

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
Dynamics Research Corporation*	20	$225
Limelight Networks, Inc.*	61	223
American Software, Inc. — Class A	37	215
Marchex, Inc. — Class A	42	215
Dice Holdings, Inc.*	28	213
FalconStor Software, Inc.*	61	212
Computer Task Group, Inc.*	29	210
Saba Software, Inc.*	42	208
LogMeIn, Inc.*	10	207
Virtusa Corporation*	20	206
Phoenix Technologies, Ltd.*	64	206
BigBand Networks, Inc.*	57	201
CPI International, Inc.*	15	199
Hackett Group, Inc.*	71	197
Trident Microsystems, Inc.*	110	191
PC-Telephone, Inc.*	30	185
Callidus Software, Inc.*	50	182
Online Resources Corporation*	45	181
ePlus, Inc.*	10	176
Emcore Corporation*	144	174
GSE Systems, Inc.*	32	173
Pervasive Software, Inc.*	34	172
DDi Corporation*	30	170
Ancestry.com, Inc.*	10	170
GSI Technology, Inc.*	35	163
Innodata Isogen, Inc.*	40	162
X-Rite, Inc.*	53	161
ICx Technologies, Inc.*	23	160
Information Services Group, Inc.*	45	153
StarTek, Inc.*	22	153
Travelzoo, Inc.*	10	150
Archipelago Learning, Inc.*	10	146
China TransInfo Technology Corporation*	20	135
TechTarget, Inc.*	25	131
Communications Systems, Inc.	10	129
Echo Global Logistics, Inc.*	10	129
Opnext, Inc.*	54	127
Parkervision, Inc.*	70	119
Ipass, Inc.	92	106
PC Connection, Inc.*	17	105
QAD, Inc.*	20	105
MEMSIC, Inc.*	31	99
PC Mall, Inc.*	19	96
eLoyalty Corporation*	15	84
Imergent, Inc.	10	67
PAR Technology Corporation*	10	61
RAE Systems, Inc.*	73	60

Total Information Technology		334,623

Industrials - 7.0%
UAL Corporation*	300	5,865
Nordson Corporation	58	3,939
Towers Watson & Company — Class A	82	3,895
Regal-Beloit Corporation	64	3,802
Acuity Brands, Inc.	82	3,461
Woodward Governor Company	108	3,454
Baldor Electric Company	81	3,029
Watsco, Inc.	53	3,015

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
Moog, Inc. — Class A*	85	$3,011
CLARCOR, Inc.	87	3,001
EMCOR Group, Inc.*	121	2,980
Alaska Air Group, Inc.*	72	2,969
GrafTech International, Ltd.*	217	2,966
Teledyne Technologies, Inc.*	70	2,889
Brady Corporation — Class A	91	2,832
Curtiss-Wright Corporation	81	2,819
United Stationers, Inc.*	45	2,648
JetBlue Airways Corporation*	469	2,617
Tetra Tech, Inc.*	106	2,442
Hexcel Corporation*	169	2,440
American Superconductor Corporation*	84	2,428
Actuant Corporation — Class A	120	2,346
Belden, Inc.	85	2,334
Kaydon Corporation	62	2,331
Esterline Technologies Corporation*	47	2,323
Clean Harbors, Inc.*	41	2,278
Genesee & Wyoming, Inc. — Class A*	66	2,252
HNI Corporation	82	2,184
AO Smith Corporation	41	2,155
US Airways Group, Inc.*	292	2,146
Atlas Air Worldwide Holdings, Inc.*	40	2,122
Triumph Group, Inc.	30	2,103
Avis Budget Group, Inc.*	182	2,093
HUB Group, Inc. — Class A*	74	2,071
Knight Transportation, Inc.	98	2,067
Applied Industrial Technologies, Inc.	82	2,038
Mueller Industries, Inc.	74	1,982
Werner Enterprises, Inc.	85	1,969
Orbital Sciences Corporation*	103	1,958
HEICO Corporation	38	1,957
Insituform Technologies, Inc. — Class A*	73	1,943
Simpson Manufacturing Company, Inc.	69	1,915
Granite Construction, Inc.	62	1,874
EnerSys*	75	1,849
Healthcare Services Group, Inc.	81	1,814
Briggs & Stratton Corporation	93	1,813
Geo Group, Inc.*	91	1,804
II-VI, Inc.*	52	1,760
ABM Industries, Inc.	83	1,760
Herman Miller, Inc.	97	1,752
AAR Corporation*	70	1,737
Allegiant Travel Company — Class A*	30	1,736
Deluxe Corporation	89	1,728
Rollins, Inc.	77	1,669
CoStar Group, Inc.*	40	1,661
American Science & Engineering, Inc.	22	1,648
Watts Water Technologies, Inc. — Class A	53	1,646
Corporate Executive Board Company	61	1,622

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
Middleby Corporation*	28	$1,613
Old Dominion Freight Line, Inc.*	48	1,603
ESCO Technologies, Inc.	50	1,591
Barnes Group, Inc.	81	1,576
Resources Connection, Inc.*	82	1,572
Arkansas Best Corporation	52	1,554
Beacon Roofing Supply, Inc.*	80	1,530
Heartland Express, Inc.	92	1,518
Dollar Thrifty Automotive Group, Inc.*	46	1,478
SYKES Enterprises, Inc.*	64	1,462
Mine Safety Appliances Company	52	1,454
Korn*	81	1,430
Skywest, Inc.	98	1,399
Forward Air Corporation	52	1,368
Mueller Water Products, Inc. — Class A	281	1,343
Kaman Corporation	51	1,276
RBC Bearings, Inc.*	40	1,275
Ameron International Corporation	20	1,258
Otter Tail Corporation	57	1,252
EnPro Industries, Inc.*	43	1,250
TrueBlue, Inc.*	80	1,240
AirTran Holdings, Inc.*	239	1,214
Franklin Electric Company, Inc.	40	1,200
Cubic Corporation	33	1,188
Albany International Corporation — Class A	55	1,184
Quanex Building Products Corporation	71	1,174
Robbins & Myers, Inc.	49	1,167
Interline Brands, Inc.*	60	1,148
Ceradyne, Inc.*	50	1,134
Navigant Consulting, Inc.*	91	1,104
Layne Christensen Company*	41	1,095
Tutor Perini Corporation*	50	1,087
MasTec, Inc.*	86	1,084
United Rentals, Inc.*	113	1,060
Interface, Inc. — Class A	91	1,054
Universal Forest Products, Inc.	27	1,040
Chart Industries, Inc.*	52	1,040
Knoll, Inc.	90	1,013
Griffon Corporation*	81	1,009
GeoEye, Inc.*	34	1,003
McGrath Rentcorp	41	993
Advisory Board Company*	31	976
Genco Shipping & Trading, Ltd.*	46	971
Badger Meter, Inc.	25	963
John Bean Technologies Corporation	53	930
Tredegar Corporation	54	922
Orion Marine Group, Inc.*	51	921
Huron Consulting Group, Inc.*	45	913
EnergySolutions, Inc.	142	913
Lindsay Corporation	22	911
CIRCOR International, Inc.	27	897
Mobile Mini, Inc.*	57	883
Aircastle, Ltd.	92	871
Heidrick & Struggles International, Inc.	31	869

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
Astec Industries, Inc.*	30	$869
Amerco, Inc.*	16	869
Cenveo, Inc.*	100	866
Ennis, Inc.	53	862
Kelly Services, Inc. — Class A*	51	850
Steelcase, Inc. — Class A	131	848
Apogee Enterprises, Inc.	53	838
Comfort Systems USA, Inc.	67	837
Rush Enterprises, Inc. — Class A*	63	832
Federal Signal Corporation	91	820
DigitalGlobe, Inc.*	29	809
Force Protection, Inc.*	134	807
ACCO Brands Corporation*	105	804
G&K Services, Inc. — Class A	31	802
Raven Industries, Inc.	27	796
Bowne & Company, Inc.	71	792
Consolidated Graphics, Inc.*	19	787
Administaff, Inc.	36	768
Gorman-Rupp Company	30	763
Kforce, Inc.*	50	761
EnerNOC, Inc.*	25	742
NACCO Industries, Inc. — Class A	10	742
SFN Group, Inc.*	90	721
ATC Technology Corporation*	42	721
Viad Corporation	35	719
Tennant Company	26	712
RSC Holdings, Inc.*	89	708
Altra Holdings, Inc.*	51	700
Blount International, Inc.*	66	684
Acacia Research — Acacia Technologies*	63	682
School Specialty, Inc.*	30	681
Gibraltar Industries, Inc.*	54	681
AZZ, Inc.	20	677
Taser International, Inc.*	115	674
M&F Worldwide Corporation*	22	673
Energy Conversion Devices, Inc.*	83	650
Hawaiian Holdings, Inc.*	88	649
Encore Wire Corporation	31	645
TAL International Group, Inc.	32	639
LB Foster Company — Class A*	22	636
Polypore International, Inc.*	36	629
American Reprographics Company*	69	619
Eagle Bulk Shipping, Inc.*	113	600
Dycom Industries, Inc.*	68	596
Vicor Corporation*	42	580
Marten Transport, Ltd.*	29	572
Exponent, Inc.*	20	570
Standex International Corporation	22	567
American Commercial Lines, Inc.*	22	552
Harbin Electric, Inc.*	25	540
Titan International, Inc.	61	533
Trex Company, Inc.*	25	532
Argon ST, Inc.*	20	532
FreightCar America, Inc.	22	532
Colfax Corporation*	45	530
CRA International, Inc.*	23	527
COMSYS IT Partners, Inc.*	30	524
Sun Hydraulics Corporation	20	520

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
GenCorp, Inc.*	88	$507
H&E Equipment Services, Inc.*	47	507
CBIZ, Inc.*	77	506
Ladish Company, Inc.*	25	504
Celadon Group, Inc.*	36	502
On Assignment, Inc.*	70	499
Generac Holdings, Inc.*	35	490
MYR Group, Inc.*	30	489
Cascade Corporation	15	483
US Ecology, Inc.	30	483
Columbus McKinnon Corporation*	30	476
RailAmerica, Inc.*	40	472
Schawk, Inc. — Class A	26	471
Aerovironment, Inc.*	18	470
Microvision, Inc.*	164	462
DynCorp International, Inc. — Class A*	40	460
Kimball International, Inc. —
Class B	64	445
Northwest Pipe Company*	20	437
Team, Inc.*	26	431
Textainer Group Holdings, Ltd.	20	431
Stanley, Inc.*	15	424
China Fire & Security Group, Inc.*	32	415
VSE Corporation	10	412
Ener1, Inc.*	87	412
3D Systems Corporation*	30	409
AAON, Inc.	18	407
Houston Wire & Cable Company	35	405
Advanced Battery Technologies, Inc.*	103	402
ICF International, Inc.*	16	397
Greenbrier Companies, Inc.	35	385
Evergreen Solar, Inc.*	341	385
Metalico, Inc.*	64	383
Tecumseh Products Company — Class A*	31	380
Republic Airways Holdings, Inc.*	63	373
Ampco-Pittsburgh Corporation	15	372
LMI Aerospace, Inc.*	20	372
FuelCell Energy, Inc.*	130	367
CDI Corporation	25	367
Furmanite Corporation*	70	363
Dynamic Materials Corporation	23	359
Ducommun, Inc.	17	357
NCI Building Systems, Inc.*	32	353
Diamond Management & Technology Consultants, Inc. — Class A	45	353
Energy Recovery, Inc.*	56	353
Applied Signal Technology, Inc.	18	352
Great Lakes Dredge & Dock
Corporation	66	347
Michael Baker Corporation*	10	345
Pacer International, Inc.*	57	343
Titan Machinery, Inc.*	25	342
Air Transport Services Group, Inc.*	101	340
Fushi Copperweld, Inc.*	29	325
Powell Industries, Inc.*	10	325
Insteel Industries, Inc.	30	321

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
Kadant, Inc.*	22	$317
Satcon Technology Corporation*	130	316
Sterling Construction Company, Inc.*	20	314
GT Solar International, Inc.*	60	314
Waste Services, Inc.*	31	307
Graham Corporation	17	306
Courier Corporation	18	297
International Shipholding Corporation	10	294
Herley Industries, Inc.*	20	293
Dynamex, Inc.*	17	292
American Woodmark Corporation	15	291
Pike Electric Corporation*	31	289
Fuel Tech, Inc.*	35	281
Cornell Companies, Inc.*	15	275
Broadwind Energy, Inc.*	61	273
Hill International, Inc.*	45	262
Aceto Corporation	43	260
APAC Customer Services, Inc.*	45	259
Horizon Lines, Inc. — Class A	47	256
Volt Information Sciences, Inc.*	25	255
Met-Pro Corporation	26	255
Builders FirstSource, Inc.*	80	252
GP Strategies Corporation*	30	251
Miller Industries, Inc.	20	249
Standard Parking Corporation*	15	246
Flow International Corporation*	80	241
PowerSecure International, Inc.*	30	236
Perma-Fix Environmental Services*	101	226
Saia, Inc.*	16	222
LaBarge, Inc.*	20	221
Innerworkings, Inc.*	42	218
Duoyuan Printing, Inc.*	20	216
PMFG, Inc.*	16	212
Ultrapetrol Bahamas, Ltd.*	38	209
American Railcar Industries, Inc.	17	207
LSI Industries, Inc.	30	205
Barrett Business Services, Inc.	15	203
Mistras Group, Inc.*	20	200
Sauer-Danfoss, Inc.*	15	199
Astronics Corporation*	20	196
Argan, Inc.*	15	195
China BAK Battery, Inc.*	80	193
CAI International, Inc.*	15	185
Twin Disc, Inc.	15	183
Trimas Corporation*	28	182
Multi-Color Corporation	15	180
Universal Truckload Services, Inc.*	10	176
Portec Rail Products, Inc.	15	174
Todd Shipyards Corporation	10	164
USA Truck, Inc.*	10	162
SmartHeat, Inc.*	15	161
Standard Register Company	30	160
Alamo Group, Inc.	8	160
Franklin Covey Company*	20	159
Willis Lease Finance Corporation*	10	158
Orion Energy Systems, Inc.*	30	147
Odyssey Marine Exploration, Inc.*	109	143

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
Eastern Company	10	$135
Global Defense Technology & Systems, Inc.*	10	134
DXP Enterprises, Inc.*	10	128
Ascent Solar Technologies, Inc.*	33	127
Chase Corporation	10	126
Lawson Products, Inc.	8	124
Primoris Services Corporation	15	116
North American Galvanizing & Coating, Inc.*	20	111
Hurco Companies, Inc.*	6	101
Ultralife Corporation*	25	100
BlueLinx Holdings, Inc.*	25	95
Lihua International, Inc.*	10	92
Valence Technology, Inc.*	92	78
YRC Worldwide, Inc.*	106	58
Integrated Electrical Services, Inc.*	10	57

Total Industrials		279,535

Consumer Discretionary - 6.9%
Tupperware Brands Corporation	107	5,160
Tempur-Pedic International, Inc.*	142	4,283
J Crew Group, Inc.*	93	4,269
Bally Technologies, Inc.*	103	4,176
Tractor Supply Company	70	4,064
Warnaco Group, Inc.*	81	3,865
Sotheby’s	117	3,638
Live Nation Entertainment, Inc.*	249	3,610
Fossil, Inc.*	91	3,434
Cheesecake Factory, Inc.*	113	3,058
Carter’s, Inc.*	101	3,046
Dana Holding Corporation*	256	3,041
Polaris Industries, Inc.	57	2,916
Jones Apparel Group, Inc.	153	2,910
Lululemon Athletica, Inc.*	70	2,905
Eastman Kodak Company	497	2,878
Rent-A-Center, Inc. — Class A*	121	2,862
Capella Education Company*	30	2,785
Wolverine World Wide, Inc.	95	2,770
Deckers Outdoor Corporation*	20	2,760
Collective Brands, Inc.*	121	2,752
Dress Barn, Inc.*	102	2,668
Corinthian Colleges, Inc.*	151	2,656
Tenneco, Inc.*	111	2,625
Brunswick Corporation	160	2,555
Valassis Communications, Inc.*	87	2,421
Gymboree Corporation*	46	2,375
AnnTaylor Stores Corporation*	113	2,339
Jack in the Box, Inc.*	98	2,308
OfficeMax, Inc.*	140	2,299
Dillard’s, Inc. — Class A	93	2,195
Matthews International Corporation — Class A	61	2,166
Jo-Ann Stores, Inc.*	51	2,141
Men’s Wearhouse, Inc.	88	2,107
Gaylord Entertainment Company*	71	2,080
Skechers U.S.A., Inc. — Class A*	57	2,070
HSN, Inc.*	70	2,061
Pool Corporation	90	2,038
Cooper Tire & Rubber Company	107	2,035

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
Orient-Express Hotels, Ltd. — Class A*	143	$2,028
Life Time Fitness, Inc.*	72	2,023
Vail Resorts, Inc.*	50	2,004
Saks, Inc.*	232	1,995
PF Chang’s China Bistro, Inc.*	45	1,986
Regis Corporation	105	1,961
Iconix Brand Group, Inc.*	127	1,951
Cracker Barrel Old Country Store, Inc.	40	1,855
Ryland Group, Inc.	82	1,840
Buckle, Inc.	50	1,838
Timberland Company — Class A*	82	1,750
ArvinMeritor, Inc.*	131	1,749
Bob Evans Farms, Inc.	56	1,731
Under Armour, Inc. — Class A*	58	1,706
Coinstar, Inc.*	50	1,625
Childrens Place Retail Stores, Inc.*	36	1,604
Jos A. Bank Clothiers, Inc.*	29	1,585
Unifirst Corporation	30	1,545
Sally Beauty Holdings, Inc.*	168	1,499
CEC Entertainment, Inc.*	39	1,486
American Greetings Corporation — Class A	71	1,480
Arbitron, Inc.	55	1,466
Steven Madden, Ltd.*	30	1,464
Buffalo Wild Wings, Inc.*	30	1,443
American Public Education, Inc.*	30	1,398
DineEquity, Inc.*	35	1,385
National CineMedia, Inc.	80	1,381
True Religion Apparel, Inc.*	45	1,366
Pier 1 Imports, Inc.*	209	1,331
99 Cents Only Stores*	81	1,320
Brown Shoe Company, Inc.	85	1,316
Finish Line, Inc. — Class A	80	1,306
Genesco, Inc.*	42	1,302
CROCS, Inc.*	147	1,289
Liz Claiborne, Inc.*	173	1,285
Meritage Homes Corporation*	61	1,281
Hibbett Sports, Inc.*	50	1,279
Group 1 Automotive, Inc.*	40	1,274
Ruby Tuesday, Inc.*	120	1,268
Sonic Corporation*	114	1,260
Helen of Troy, Ltd.*	48	1,251
Texas Roadhouse, Inc. — Class A*	90	1,250
Cabela’s, Inc.*	71	1,242
National Presto Industries, Inc.	10	1,189
Cinemark Holdings, Inc.	63	1,155
La-Z-Boy, Inc. — Class Z*	91	1,141
Charming Shoppes, Inc.*	208	1,136
Belo Corporation — Class A	166	1,132
Ulta Salon Cosmetics & Fragrance, Inc.*	50	1,131
RCN Corporation*	75	1,131
Scholastic Corporation	40	1,120
Steiner Leisure, Ltd.*	25	1,108
Columbia Sportswear Company	21	1,103
Pinnacle Entertainment, Inc.*	113	1,101
Cato Corporation — Class A	51	1,093
NutriSystem, Inc.	61	1,086

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
Quiksilver, Inc.*	228	$1,078
Callaway Golf Company	119	1,050
Monro Muffler Brake, Inc.	29	1,037
Stage Stores, Inc.	67	1,031
Interval Leisure Group, Inc.*	70	1,019
CKE Restaurants, Inc.	91	1,007
Citi Trends, Inc.*	31	1,006
Ameristar Casinos, Inc.	55	1,002
Domino’s Pizza, Inc.*	72	982
Universal Technical Institute, Inc.*	42	958
BJ’s Restaurants, Inc.*	41	955
K12, Inc.*	43	955
Papa John’s International, Inc.*	37	951
Stewart Enterprises, Inc. — Class A	150	937
Blue Nile, Inc.*	17	935
Zumiez, Inc.*	44	902
Harte-Hanks, Inc.	70	900
Ethan Allen Interiors, Inc.	43	887
Peet’s Coffee & Tea, Inc.*	22	872
Wet Seal, Inc. — Class A*	182	866
PEP Boys-Manny Moe & Jack	86	862
Modine Manufacturing Company*	76	854
Shutterfly, Inc.*	35	843
PetMed Express, Inc.	38	842
Shuffle Master, Inc.*	102	835
Asbury Automotive Group, Inc.*	62	825
American Axle & Manufacturing Holdings, Inc.*	82	818
Standard Pacific Corporation*	181	818
Ascent Media Corporation — Class A*	30	818
Winnebago Industries, Inc.*	55	804
Fred’s, Inc. — Class A	66	791
World Wrestling Entertainment, Inc. — Class A	45	778
Steak N Shake Company*	2	763
Grand Canyon Education, Inc.*	29	758
Red Robin Gourmet Burgers, Inc.*	31	758
Bridgepoint Education, Inc.*	30	737
Coldwater Creek, Inc.*	104	722
Jakks Pacific, Inc.*	54	705
Knology, Inc.*	52	699
Lumber Liquidators Holdings, Inc.*	26	693
California Pizza Kitchen, Inc.*	40	672
CKX, Inc.*	108	662
Drew Industries, Inc.*	30	661
Denny’s Corporation*	172	660
Sonic Automotive, Inc. — Class A*	60	660
Maidenform Brands, Inc.*	30	655
Superior Industries International, Inc.	40	643
Fuel Systems Solutions, Inc.*	20	639
Pacific Sunwear of California*	118	627
Big 5 Sporting Goods Corporation	40	609
RC2 Corporation*	40	599
Christopher & Banks Corporation	74	592
iRobot Corporation*	38	576
Drugstore.com, Inc.*	161	575
AFC Enterprises, Inc.*	53	569
Pre-Paid Legal Services, Inc.*	15	568

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
Volcom, Inc.*	29	$566
Churchill Downs, Inc.	15	562
G-III Apparel Group, Ltd.*	20	551
Talbots, Inc.*	42	544
Furniture Brands International, Inc.*	83	534
Orbitz Worldwide, Inc.*	75	533
America’s Car-Mart, Inc.*	22	531
HOT Topic, Inc.*	81	526
Dolan Media Company*	48	522
Marcus Corporation	39	507
hhgregg, Inc.*	20	505
Exide Technologies*	86	495
K-Swiss, Inc. — Class A*	47	492
DSW, Inc. — Class A*	19	485
Core-Mark Holding Company, Inc.*	15	459
Shoe Carnival, Inc.*	20	457
Perry Ellis International, Inc.*	20	453
Stein Mart, Inc.*	50	452
Vitamin Shoppe, Inc.*	20	449
Universal Electronics, Inc.*	20	447
Haverty Furniture Companies, Inc.	27	441
ChinaCast Education Corporation*	60	439
Mediacom Communications Corporation — Class A*	73	434
Rentrak Corporation*	20	431
Smith & Wesson Holding Corporation*	114	431
Retail Ventures, Inc.*	45	428
Krispy Kreme Doughnuts, Inc.*	106	426
M*	29	425
EW Scripps Company — Class A*	50	422
Kirkland’s, Inc.*	20	420
Dorman Products, Inc.*	22	418
Sinclair Broadcast Group, Inc. — Class A*	82	417
Systemax, Inc.	19	413
Oxford Industries, Inc.	20	407
Overstock.com, Inc.*	25	406
Amerigon, Inc.*	40	404
Bebe Stores, Inc.	45	400
Hovnanian Enterprises, Inc. — Class A*	91	396
Lincoln Educational Services Corporation*	15	380
Cavco Industries, Inc.*	11	376
Wonder Auto Technology, Inc.*	35	370
Hooker Furniture Corporation	23	370
Leapfrog Enterprises, Inc. — Class A*	56	367
Sturm Ruger & Company, Inc.	30	360
Rue21, Inc.*	10	347
Beazer Homes USA, Inc.*	75	340
Ambassadors Group, Inc.	30	332
Tuesday Morning Corporation*	50	329
Movado Group, Inc.	29	327
West Marine, Inc.*	30	326
Carmike Cinemas, Inc.*	23	319
Spartan Motors, Inc.	56	314
Blyth, Inc.	10	312

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
Speedway Motorsports, Inc.	20	$312
McCormick & Schmick’s Seafood Restaurants, Inc.*	30	302
CSS Industries, Inc.	15	301
Martha Stewart Living Omnimedia — Class A*	54	301
Journal Communications, Inc. — Class A	71	298
Standard Motor Products, Inc.	30	298
Sport Supply Group, Inc.	22	296
LIN TV Corporation — Class A*	50	288
Sealy Corporation*	82	287
Unifi, Inc.*	78	284
Steinway Musical Instruments, Inc.*	15	282
Midas, Inc.*	25	282
LodgeNet Interactive Corporation*	40	279
Cherokee, Inc.	15	270
Landry’s Restaurants, Inc.*	15	269
O’Charleys, Inc.*	30	268
Mac-Gray Corporation	23	260
Stoneridge, Inc.*	26	257
Destination Maternity Corporation*	10	257
Morgans Hotel Group Company*	40	256
Lithia Motors, Inc. — Class A*	40	256
Gaiam, Inc. — Class A	30	249
Vitacost.com, Inc.*	20	241
Weyco Group, Inc.	10	235
Audiovox Corporation — Class A*	30	233
China Automotive Systems, Inc.*	10	231
Ruth’s Hospitality Group, Inc.*	43	228
New York & Company, Inc.*	45	216
Isle of Capri Casinos, Inc.*	26	202
Multimedia Games, Inc.*	51	199
Universal Travel Group*	20	198
Fuqi International, Inc.*	18	196
Hawk Corporation — Class A*	10	195
Stanley Furniture Company, Inc.*	19	193
Build-A-Bear Workshop, Inc. — Class A*	27	192
Kenneth Cole Productions, Inc. — Class A*	15	192
American Apparel, Inc.*	61	185
Einstein Noah Restaurant Group, Inc.*	15	182
Outdoor Channel Holdings, Inc.*	27	178
Conn’s, Inc.*	22	172
Monarch Casino & Resort, Inc.*	20	171
Brookfield Homes Corporation*	19	166
US Auto Parts Network, Inc.*	22	165
Playboy Enterprises, Inc. — Class B*	45	165
Global Sources, Ltd.*	25	163
Town Sports International Holdings, Inc.*	41	160
Borders Group, Inc.*	92	158
Great Wolf Resorts, Inc.*	48	153
Skyline Corporation	8	149
Youbet.com, Inc.*	50	147
Red Lion Hotels Corporation*	20	144

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
Luby’s, Inc.*	36	$142
Fisher Communications, Inc.*	10	141
Learning Tree International, Inc.*	10	141
CPI Corporation	10	139
Benihana, Inc. — Class A*	20	130
Reading International, Inc. — Class A*	30	128
Marine Products Corporation	21	126
Zale Corporation*	45	123
1-800-Flowers.com, Inc. — Class A*	48	120
Syms Corporation*	12	120
Raser Technologies, Inc.*	122	119
Dover Downs Gaming & Entertainment, Inc.	30	119
PRIMEDIA, Inc.	30	103
Carrols Restaurant Group, Inc.*	15	102
Jackson Hewitt Tax Service, Inc.*	50	100
Bluegreen Corporation*	30	98
Nobel Learning Communities, Inc.*	12	94
Princeton Review, Inc.*	25	87
Books-A-Million, Inc. — Class A	10	72
Lakes Entertainment, Inc.*	30	69
Caribou Coffee Company, Inc.*	10	66
NIVS IntelliMedia Technology Group, Inc.*	15	58
Crown Media Holdings, Inc. — Class A*	23	44

Total Consumer Discretionary		275,164

Health Care - 6.6%
Human Genome Sciences, Inc.*	330	9,966
Owens & Minor, Inc.	85	3,943
Salix Pharmaceuticals, Ltd.*	102	3,800
STERIS Corporation	108	3,635
Thoratec Corporation*	105	3,512
Onyx Pharmaceuticals, Inc.*	115	3,482
NuVasive, Inc.*	75	3,390
AMERIGROUP Corporation*	97	3,224
Healthsouth Corporation*	172	3,216
Catalyst Health Solutions, Inc.*	72	2,979
InterMune, Inc.*	66	2,942
Haemonetics Corporation*	51	2,915
Regeneron Pharmaceuticals, Inc.*	110	2,914
Immucor, Inc.*	129	2,888
Psychiatric Solutions, Inc.*	96	2,861
Emergency Medical Services Corporation — Class A*	50	2,827
Varian, Inc.*	54	2,796
Amedisys, Inc.*	50	2,761
Medicis Pharmaceutical Corporation — Class A	108	2,717
PSS World Medical, Inc.*	113	2,657
Auxilium Pharmaceuticals, Inc.*	85	2,649
Nektar Therapeutics*	174	2,647
Dionex Corporation*	35	2,617
Magellan Health Services, Inc.*	60	2,609
Quality Systems, Inc.	42	2,580
HMS Holdings Corporation*	49	2,499

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
American Medical Systems Holdings, Inc.*	132	$2,453
WellCare Health Plans, Inc.*	82	2,442
Acorda Therapeutics, Inc.*	70	2,394
West Pharmaceutical Services, Inc.	57	2,391
Masimo Corporation	90	2,389
Cubist Pharmaceuticals, Inc.*	102	2,299
Incyte Corporation, Ltd.*	163	2,275
Alkermes, Inc.*	173	2,244
Parexel International Corporation*	96	2,238
Chemed Corporation	40	2,175
Align Technology, Inc.*	112	2,166
Volcano Corporation*	89	2,150
athenahealth, Inc.*	58	2,120
ev3, Inc.*	132	2,094
Impax Laboratories, Inc.*	113	2,020
Eclipsys Corporation*	101	2,008
Viropharma, Inc.*	143	1,949
Centene Corporation*	81	1,947
Seattle Genetics, Inc.*	154	1,839
Isis Pharmaceuticals, Inc.*	168	1,835
Savient Pharmaceuticals, Inc.*	122	1,763
Cepheid, Inc.*	98	1,713
Theravance, Inc.*	125	1,665
Healthspring, Inc.*	91	1,602
Par Pharmaceutical Companies, Inc.*	64	1,587
MedAssets, Inc.*	70	1,470
Meridian Bioscience, Inc.	72	1,467
Martek Biosciences Corporation*	65	1,463
inVentiv Health, Inc.*	62	1,393
PDL BioPharma, Inc.	219	1,360
Gentiva Health Services, Inc.*	48	1,357
Integra LifeSciences Holdings Corporation*	30	1,315
Luminex Corporation*	78	1,313
Vivus, Inc.*	149	1,299
Amsurg Corporation — Class A*	60	1,295
Bruker Corporation*	88	1,289
Kindred Healthcare, Inc.*	71	1,282
Alnylam Pharmaceuticals, Inc.*	74	1,259
Invacare Corporation	47	1,247
Wright Medical Group, Inc.*	70	1,244
Genoptix, Inc.*	34	1,207
IPC The Hospitalist Company, Inc.*	34	1,194
Conmed Corporation*	50	1,191
Sirona Dental Systems, Inc.*	31	1,179
Exelixis, Inc.*	191	1,159
Conceptus, Inc.*	58	1,158
LHC Group, Inc.*	34	1,140
PharMerica Corporation*	61	1,111
Bio-Reference Labs, Inc.*	25	1,099
Orthofix International N.V.*	30	1,091
Abaxis, Inc.*	40	1,088
Facet Biotech Corporation*	40	1,080
Celera Corporation*	151	1,072
Phase Forward, Inc.*	82	1,072
Enzon Pharmaceuticals, Inc.*	104	1,059
AMAG Pharmaceuticals, Inc.*	30	1,047
Landauer, Inc.	16	1,044

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
RehabCare Group, Inc.*	38	$1,036
Odyssey HealthCare, Inc.*	57	1,032
Zoll Medical Corporation*	39	1,028
Momenta Pharmaceuticals, Inc.*	68	1,018
Cyberonics, Inc.*	53	1,015
Neogen Corporation*	40	1,004
Affymetrix, Inc.*	134	984
Halozyme Therapeutics, Inc.*	123	983
Micromet, Inc.*	121	978
Pharmasset, Inc.*	36	965
Allos Therapeutics, Inc.*	129	958
Insulet Corporation*	63	951
MWI Veterinary Supply, Inc.*	23	929
Healthways, Inc.*	57	916
Hanger Orthopedic Group, Inc.*	50	909
Geron Corporation*	160	909
SonoSite, Inc.*	28	899
Analogic Corporation	21	897
Emeritus Corporation*	43	875
Questcor Pharmaceuticals, Inc.*	105	864
Greatbatch, Inc.*	40	848
Omnicell, Inc.*	60	842
Merit Medical Systems, Inc.*	54	823
DexCom, Inc.*	84	817
Natus Medical, Inc.*	50	795
Medicines Company*	101	792
Sun Healthcare Group, Inc.*	82	782
Immunogen, Inc.*	96	777
Universal American Corporation*	50	771
Rigel Pharmaceuticals, Inc.*	94	749
Optimer Pharmaceuticals, Inc.*	61	749
Computer Programs & Systems, Inc.	19	743
Quidel Corporation*	50	727
Affymax, Inc.*	30	703
Angiodynamics, Inc.*	45	703
Ariad Pharmaceuticals, Inc.*	203	690
ICU Medical, Inc.*	20	689
Sequenom, Inc.*	109	688
Air Methods Corporation*	20	680
Inspire Pharmaceuticals, Inc.*	107	668
Triple-S Management Corporation — Class B*	37	657
Assisted Living Concepts, Inc. — Class A*	20	657
MannKind Corporation*	97	636
Micrus Endovascular Corporation*	32	631
ABIOMED, Inc.*	60	620
Cross Country Healthcare, Inc.*	61	617
Symmetry Medical, Inc.*	60	602
Vanda Pharmaceuticals, Inc.*	52	600
BioScrip, Inc.*	72	575
Cell Therapeutics, Inc.*	1,054	570
eResearchTechnology, Inc.*	82	567
SurModics, Inc.*	27	565
Res-Care, Inc.*	46	552
Ardea Biosciences, Inc.*	30	548
Arena Pharmaceuticals, Inc.*	174	539
Medivation, Inc.*	51	535
Genomic Health, Inc.*	30	528

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
Pozen, Inc.*	55	$527
Nabi Biopharmaceuticals*	95	520
Orthovita, Inc.*	121	515
XenoPort, Inc.*	55	509
Select Medical Holdings Corporation*	60	506
Molina Healthcare, Inc.*	20	503
Santarus, Inc.*	93	500
Metabolix, Inc.*	41	499
AMN Healthcare Services, Inc.*	56	493
Kendle International, Inc.*	28	489
Durect Corporation*	162	488
Vital Images, Inc.*	30	485
OraSure Technologies, Inc.*	81	480
Delcath Systems, Inc.*	59	478
Emergent Biosolutions, Inc.*	28	471
Team Health Holdings, Inc.*	28	470
Arqule, Inc.*	80	461
Ironwood Pharmaceuticals, Inc. — Class A*	34	460
Dyax Corporation*	134	457
Accuray, Inc.*	75	457
Almost Family, Inc.*	12	452
Spectranetics Corporation*	65	449
Clinical Data, Inc.*	23	446
HeartWare International, Inc.*	10	445
Hi-Tech Pharmacal Company, Inc.*	20	443
NPS Pharmaceuticals, Inc.*	87	438
Cantel Medical Corporation	22	437
US Physical Therapy, Inc.*	25	435
Sangamo Biosciences, Inc.*	80	434
Sunrise Senior Living, Inc.*	83	425
RTI Biologics, Inc.*	98	424
NxStage Medical, Inc.*	37	424
Somanetics Corporation*	22	421
SIGA Technologies, Inc.*	63	418
MAKO Surgical Corporation*	30	404
Immunomedics, Inc.*	119	395
American Dental Partners, Inc.*	30	391
Pain Therapeutics, Inc.*	62	389
Zymogenetics, Inc.*	67	384
MAP Pharmaceuticals, Inc.*	24	381
Alphatec Holdings, Inc.*	59	376
Ligand Pharmaceuticals, Inc. — Class B*	212	371
Curis, Inc.*	120	368
Medical Action Industries, Inc.*	30	368
Endologix, Inc.*	91	368
Protalix BioTherapeutics, Inc.*	56	367
AMICAS, Inc.*	61	367
Obagi Medical Products, Inc.*	30	365
Spectrum Pharmaceuticals, Inc.*	78	360
Corvel Corporation*	10	357
Kensey Nash Corporation*	15	354
Albany Molecular Research, Inc.*	42	351
Cadence Pharmaceuticals, Inc.*	38	347
CardioNet, Inc.*	45	344
Cypress Bioscience, Inc.*	70	343
Synovis Life Technologies, Inc.*	22	342
SuperGen, Inc.*	106	339

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
Enzo Biochem, Inc.*	56	$337
IRIS International, Inc.*	32	327
Palomar Medical Technologies, Inc.*	30	326
AGA Medical Holdings, Inc.*	20	325
Depomed, Inc.*	91	323
Accelrys, Inc.*	51	314
Orexigen Therapeutics, Inc.*	53	312
Stereotaxis, Inc.*	62	311
Celldex Therapeutics, Inc.*	50	307
Providence Service Corporation*	20	304
BMP Sunstone Corporation*	59	299
CryoLife, Inc.*	46	298
Electro-Optical Sciences, Inc.*	40	297
Novavax, Inc.*	128	296
Ensign Group, Inc.	17	295
Medcath Corporation*	28	293
Health Grades, Inc.*	45	286
AVANIR Pharmaceuticals, Inc. — Class A*	123	285
Maxygen, Inc.*	43	283
Young Innovations, Inc.	10	282
Utah Medical Products, Inc.	10	281
Alliance HealthCare Services, Inc.*	50	281
Lexicon Pharmaceuticals, Inc.*	189	280
Vascular Solutions, Inc.*	31	279
Biospecifics Technologies Corporation*	10	277
Insmed, Inc.*	234	276
Cytokinetics, Inc.*	85	272
Vical, Inc.*	80	269
BioMimetic Therapeutics, Inc.*	20	263
BioCryst Pharmaceuticals, Inc.*	40	263
TomoTherapy, Inc.*	77	263
Progenics Pharmaceuticals, Inc.*	49	261
Rochester Medical Corporation*	20	256
Osiris Therapeutics, Inc.*	34	252
LCA-Vision, Inc.*	30	250
Repligen Corporation*	61	248
Skilled Healthcare Group, Inc. — Class A*	40	247
Cytori Therapeutics, Inc.*	54	246
StemCells, Inc.*	212	246
ISTA Pharmaceuticals, Inc.*	60	244
America Service Group, Inc.	15	241
Array Biopharma, Inc.*	87	238
Capital Senior Living Corporation*	45	237
Chindex International, Inc.*	20	236
Idera Pharmaceuticals, Inc.*	38	236
ATS Medical, Inc.*	90	234
Metropolitan Health Networks, Inc.*	71	229
Allied Healthcare International, Inc.*	83	226
Sciclone Pharmaceuticals, Inc.*	61	215
National Healthcare Corporation	6	212
Cambrex Corporation*	52	211
Exactech, Inc.*	10	210
Cutera, Inc.*	20	207
AVI BioPharma, Inc.*	173	206

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
OncoGenex Pharmaceutical, Inc.*	10	$205
Chelsea Therapeutics International, Inc.*	55	195
Infinity Pharmaceuticals, Inc.*	32	195
Bovie Medical Corporation*	31	194
Cynosure, Inc. — Class A*	17	191
Myriad Pharmaceuticals, Inc.*	42	190
Continucare Corporation*	50	185
MedQuist, Inc.	23	180
NeurogesX, Inc.*	19	179
Neurocrine Biosciences, Inc.*	69	176
Rockwell Medical Technologies, Inc.*	30	173
Idenix Pharmaceuticals, Inc.*	58	164
Hemispherx Biopharma, Inc.*	220	163
Harvard Bioscience, Inc.*	42	163
Transcend Services, Inc.*	10	163
Opko Health, Inc.*	80	158
RadNet, Inc.*	48	153
Medidata Solutions, Inc.*	10	152
NovaMed, Inc.*	44	150
Akorn, Inc.*	97	148
Adolor Corporation*	76	137
Clarient, Inc.*	52	136
Javelin Pharmaceuticals, Inc.*	104	134
Merge Healthcare, Inc.*	63	130
Synta Pharmaceuticals Corporation*	30	129
KV Pharmaceutical Company — Class A*	71	125
Discovery Laboratories, Inc.*	233	121
Cardiovascular Systems, Inc.*	22	117
Biodel, Inc.*	27	115
Caraco Pharmaceutical Laboratories, Ltd.*	19	114
Nighthawk Radiology Holdings, Inc.*	35	111
Virtual Radiologic Corporation*	10	110
Cumberland Pharmaceuticals, Inc.*	10	105
Hansen Medical, Inc.*	45	103
Matrixx Initiatives, Inc.*	20	101
Amicus Therapeutics, Inc.*	31	99
GTx, Inc.*	29	97
Cornerstone Therapeutics, Inc.*	15	95
Nanosphere, Inc.*	19	91
OXiGENE, Inc.*	73	90
Lannett Company, Inc.*	20	85
Cardiac Science Corporation*	41	77
Omeros Corporation*	10	70
Acura Pharmaceuticals, Inc.*	13	70
TranS1, Inc.*	20	65
BioDelivery Sciences International, Inc.*	16	61
Poniard Pharmaceuticals, Inc.*	50	57
Sucampo Pharmaceuticals, Inc. — Class A*	15	54
Molecular Insight Pharmaceuticals, Inc.*	31	41
ARYx Therapeutics, Inc.*	42	37

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
American Caresource Holdings, Inc.*	20	$35
Cardium Therapeutics, Inc.*	80	35
MiddleBrook Pharmaceuticals, Inc.*	73	22
Repros Therapeutics, Inc.*	30	20
EnteroMedics, Inc.*	31	16

Total Health Care		265,277

Energy - 2.3%
Atlas Energy, Inc.	120	3,734
Dril-Quip, Inc.*	53	3,225
World Fuel Services Corporation	110	2,930
Brigham Exploration Company*	183	2,919
Patriot Coal Corporation*	135	2,762
Bristow Group, Inc.*	73	2,754
Nordic American Tanker Shipping	82	2,482
Lufkin Industries, Inc.	30	2,375
Arena Resources, Inc.*	70	2,338
Berry Petroleum Company — Class A	80	2,253
Gran Tierra Energy, Inc.*	376	2,218
Swift Energy Company*	71	2,183
CARBO Ceramics, Inc.	35	2,182
Key Energy Services, Inc.*	222	2,120
Bill Barrett Corporation*	69	2,119
McMoRan Exploration Company*	142	2,077
Rosetta Resources, Inc.*	88	2,072
Penn Virginia Corporation	83	2,034
Tetra Technologies, Inc.*	143	1,747
Ship Finance International, Ltd.	80	1,421
Stone Energy Corporation*	76	1,349
Clean Energy Fuels Corporation*	57	1,298
BPZ Resources, Inc.*	173	1,272
ATP Oil & Gas Corporation*	66	1,241
Complete Production Services, Inc.*	107	1,236
USEC, Inc.*	205	1,183
Contango Oil & Gas Company*	23	1,176
Global Industries, Ltd.*	182	1,168
Carrizo Oil & Gas, Inc.*	47	1,079
Parker Drilling Company*	210	1,035
Cloud Peak Energy, Inc.*	60	998
Gulfmark Offshore, Inc. — Class A*	37	982
ION Geophysical Corporation*	195	959
Hercules Offshore, Inc.*	210	905
Northern Oil and Gas, Inc.*	57	903
Willbros Group, Inc.*	75	901
Newpark Resources, Inc.*	164	861
James River Coal Company*	52	827
Hornbeck Offshore Services, Inc.*	40	743
International Coal Group, Inc.*	161	736
Petroleum Development Corporation*	30	695
Goodrich Petroleum Corporation*	42	657
Golar LNG, Ltd.	56	655
General Maritime Corporation	87	626
Cal Dive International, Inc.*	84	616
Rex Energy Corporation*	52	592
Matrix Service Company*	55	592

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
Crosstex Energy, Inc.*	68	$591
RPC, Inc.	52	579
Pioneer Drilling Company*	82	577
Gulfport Energy Corporation*	50	562
Vaalco Energy, Inc.	113	558
Gulf Island Fabrication, Inc.	25	544
GMX Resources, Inc.*	64	526
Apco Oil and Gas International, Inc.	19	514
Knightsbridge Tankers, Ltd.	30	508
W&T Offshore, Inc.	60	504
T-3 Energy Services, Inc. — Class 3*	20	491
OYO Geospace Corporation*	10	478
Delta Petroleum Corporation*	324	457
Harvest Natural Resources, Inc.*	59	444
Petroquest Energy, Inc.*	88	443
PHI, Inc. (Non Voting)*	20	424
Superior Well Services, Inc.*	30	401
Allis-Chalmers Energy, Inc.*	113	400
Western Refining, Inc.*	70	385
CVR Energy, Inc.*	40	350
Clayton Williams Energy, Inc.*	10	350
Boots & Coots, Inc.*	142	345
Toreador Resources Corporation*	42	344
DHT Holdings, Inc.	87	341
Venoco, Inc.*	26	334
Warren Resources, Inc.*	130	328
Uranium Energy Corporation*	101	325
Cheniere Energy, Inc.*	104	321
Basic Energy Services, Inc.*	40	308
Georesources, Inc.*	20	305
Oilsands Quest, Inc.*	408	302
Dawson Geophysical Company*	10	292
FX Energy, Inc.*	84	288
Green Plains Renewable Energy, Inc.*	20	285
Panhandle Oil and Gas, Inc. — Class A	12	284
Natural Gas Services Group, Inc.*	17	270
Endeavour International Corporation*	211	268
Teekay Tankers, Ltd. — Class A	20	251
Syntroleum Corporation*	112	237
Bolt Technology Corporation*	20	226
Westmoreland Coal Company*	17	215
Bronco Drilling Company, Inc.*	45	212
Approach Resources, Inc.*	22	200
Zion Oil & Gas, Inc.*	32	198
Vantage Drilling Company*	122	181
Uranerz Energy Corporation*	94	175
Delek US Holdings, Inc.	20	146
Union Drilling, Inc.*	22	136
Rex Stores Corporation*	7	113
Alon USA Energy, Inc.	15	109
Geokinetics, Inc.*	15	108
CREDO Petroleum Corporation*	10	99
ENGlobal Corporation*	32	89
TGC Industries, Inc.*	20	81
Cubic Energy, Inc.*	50	53
Evergreen Energy, Inc.*	239	43

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
Sulphco, Inc.*	123	$36

Total Energy		91,164

Materials - 2.2%
Domtar Corporation	82	5,282
WR Grace & Company*	133	3,692
Solutia, Inc.*	223	3,593
Rock-Tenn Company — Class A	69	3,144
Silgan Holdings, Inc.	48	2,891
Olin Corporation	143	2,806
Sensient Technologies Corporation	87	2,528
Rockwood Holdings, Inc.*	92	2,449
Hecla Mining Company*	437	2,390
Louisiana-Pacific Corporation*	234	2,118
HB Fuller Company	91	2,112
OM Group, Inc.*	62	2,101
Coeur d’Alene Mines Corporation*	139	2,082
NewMarket Corporation	20	2,060
Worthington Industries, Inc.	111	1,919
PolyOne Corporation*	171	1,751
Calgon Carbon Corporation*	101	1,729
Arch Chemicals, Inc.	49	1,685
Allied Nevada Gold Corporation*	101	1,674
Minerals Technologies, Inc.	30	1,555
RTI International Metals, Inc.*	50	1,516
Schweitzer-Mauduit International, Inc.	30	1,427
Ferro Corporation	162	1,424
Texas Industries, Inc.	40	1,367
Century Aluminum Company*	97	1,335
Balchem Corporation	50	1,232
Kaiser Aluminum Corporation	31	1,196
Westlake Chemical Corporation	44	1,135
Glatfelter	76	1,101
Clearwater Paper Corporation*	22	1,083
A. Schulman, Inc.	42	1,028
Koppers Holdings, Inc.	35	991
Horsehead Holding Corporation*	83	983
AMCOL International Corporation	36	979
Deltic Timber Corporation	22	969
Stillwater Mining Company*	74	961
Innophos Holdings, Inc.	33	921
Buckeye Technologies, Inc.*	68	889
Brush Engineered Materials, Inc.*	36	812
Zep, Inc.	36	788
KapStone Paper and Packaging Corporation*	65	772
Graphic Packaging Holding Company*	202	729
Spartech Corporation*	62	725
Wausau Paper Corporation*	77	658
Omnova Solutions, Inc.*	81	636
Myers Industries, Inc.	60	629
Haynes International, Inc.	17	604
Olympic Steel, Inc.	18	588
Quaker Chemical Corporation	20	542
Innospec, Inc.	45	511
Headwaters, Inc.*	106	487
Hawkins, Inc.	20	484
STR Holdings, Inc.*	20	470

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
LSB Industries, Inc.*	30	$457
Zoltek Companies, Inc.*	46	443
ShengdaTech, Inc.*	53	397
Neenah Paper, Inc.	25	396
General Moly, Inc.*	119	395
AM Castle & Company	30	393
Stepan Company	7	391
Graham Packaging Company, Inc.*	31	389
US Gold Corporation*	141	381
ICO, Inc.	47	380
Universal Stainless & Alloy*	15	360
American Vanguard Corporation	44	359
Kraton Performance Polymers, Inc.*	20	357
Boise, Inc.*	53	325
Landec Corporation*	46	305
Bway Holding Company*	15	301
AEP Industries, Inc.*	10	260
China Green Agriculture, Inc.*	15	210
Paramount Gold and Silver Corporation*	141	196
China Precision Steel, Inc.*	62	130
Ampal American Israel — Class A*	45	125
General Steel Holdings, Inc.*	27	111
NL Industries, Inc.	10	86
Sutor Technology Group, Ltd.*	15	43
U.S. Concrete, Inc.*	60	23

Total Materials		86,746

Consumer Staples - 1.5%
TreeHouse Foods, Inc.*	66	2,895
Casey’s General Stores, Inc.	91	2,857
Nu Skin Enterprises, Inc. — Class A	93	2,706
Universal Corporation	50	2,635
Ruddick Corporation	79	2,500
United Natural Foods, Inc.*	82	2,307
Sanderson Farms, Inc.	35	1,876
Lancaster Colony Corporation	30	1,769
Diamond Foods, Inc.	41	1,724
American Italian Pasta Company — Class A*	40	1,555
Fresh Del Monte Produce, Inc.*	73	1,478
Darling International, Inc.*	150	1,344
J&J Snack Foods Corporation	30	1,304
Chiquita Brands International, Inc.*	82	1,290
Winn-Dixie Stores, Inc.*	103	1,286
Hain Celestial Group, Inc.*	73	1,267
Tootsie Roll Industries, Inc.	42	1,141
Vector Group, Ltd.	73	1,126
WD-40 Company	34	1,116
Lance, Inc.	46	1,064
Andersons, Inc.	31	1,038
Central Garden and Pet Company — Class A*	111	1,017
Boston Beer Company, Inc. — Class A*	19	993
Heckmann Corporation*	161	934
B&G Foods, Inc. — Class A	83	870
Nash Finch Company	25	841

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
Alliance One International, Inc.*	159	$809
Pricesmart, Inc.	32	744
Smart Balance, Inc.*	111	719
Dole Food Company, Inc.*	60	711
Elizabeth Arden, Inc.*	39	702
Synutra International, Inc.*	28	633
Revlon, Inc. — Class A*	41	608
Coca-Cola Bottling Company Consolidated	10	587
Spartan Stores, Inc.	39	562
Weis Markets, Inc.	15	545
Cal-Maine Foods, Inc.	16	542
Prestige Brands Holdings, Inc.*	60	540
Medifast, Inc.*	20	503
Pantry, Inc.*	40	500
Great Atlantic & Pacific Tea Company*	63	483
Zhongpin, Inc.*	38	483
Inter Parfums, Inc.	30	445
Seneca Foods Corporation — Class A*	15	437
American Oriental Bioengineering, Inc.*	106	432
Star Scientific, Inc.*	152	388
American Dairy, Inc.*	20	383
Alico, Inc.	14	354
Diedrich Coffee, Inc.*	10	348
Calavo Growers, Inc.	19	347
Nutraceutical International Corporation*	23	344
USANA Health Sciences, Inc.*	10	314
Imperial Sugar Company	20	310
China Sky One Medical, Inc.*	19	298
Griffin Land & Nurseries, Inc.	10	290
Farmer Bros Company	15	281
Village Super Market, Inc. — Class A	10	280
Ingles Markets, Inc. — Class A	18	271
China-Biotics, Inc.*	15	269
AgFeed Industries, Inc.*	53	233
Female Health Company	31	222
Oil-Dri Corporation of America	10	193
Lifeway Foods, Inc.*	15	178
Omega Protein Corporation*	30	173
Overhill Farms, Inc.*	29	169
National Beverage Corporation	15	167
Orchids Paper Products Company*	10	164
Harbinger Group, Inc.*	22	149
Schiff Nutrition International, Inc.	17	139
HQ Sustainable Maritime Industries, Inc.*	22	132
Susser Holdings Corporation*	15	127
Mannatech, Inc.	30	100

Total Consumer Staples		58,541

Utilities - 1.4%
Piedmont Natural Gas Company, Inc.	132	3,641
Nicor, Inc.	79	3,312
New Jersey Resources Corporation	83	3,117

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
WGL Holdings, Inc.	86	$2,980
IDACORP, Inc.	86	2,977
Cleco Corporation	108	2,867
Portland General Electric Company	136	2,626
Northwest Natural Gas Company	55	2,563
Southwest Gas Corporation	85	2,543
Black Hills Corporation	70	2,125
Avista Corporation	100	2,071
South Jersey Industries, Inc.	47	1,974
PNM Resources, Inc.	157	1,967
NorthWestern Corporation	70	1,877
Unisource Energy Corporation	57	1,792
Allete, Inc.	49	1,641
El Paso Electric Company*	79	1,627
UIL Holdings Corporation	55	1,513
California Water Service Group	40	1,504
MGE Energy, Inc.	40	1,414
Laclede Group, Inc.	40	1,349
Empire District Electric Company	74	1,333
CH Energy Group, Inc.	28	1,144
American States Water Company	27	937
Chesapeake Utilities Corporation	22	656
SJW Corporation	25	636
Central Vermont Public Service Corporation	25	504
Unitil Corporation	20	465
Southwest Water Company	42	438
Middlesex Water Company	25	426
Consolidated Water Company, Ltd.	26	353
Connecticut Water Service, Inc.	15	349
York Water Company	23	316
Cadiz, Inc.*	22	281
Pennichuck Corporation	10	235
Artesian Resources Corporation — Class A	10	177
US Geothermal, Inc.*	113	103

Total Utilities		55,833

Telecommunication Services - 0.4%
Syniverse Holdings, Inc.*	124	2,414
Cincinnati Bell, Inc.*	376	1,282
PAETEC Holding Corporation*	222	1,039
AboveNet, Inc.*	20	1,015
Iowa Telecommunications Services, Inc.	58	969
Premiere Global Services, Inc.*	113	933
Neutral Tandem, Inc.*	57	911
Consolidated Communications Holdings, Inc.	45	853
Shenandoah Telecommunications Company	45	846
NTELOS Holdings Corporation	46	818
Cogent Communications Group, Inc.*	77	801
Global Crossing, Ltd.*	51	773
Atlantic Tele-Network, Inc.	16	719
Alaska Communications Systems Group, Inc.	81	658
USA Mobility, Inc.	40	507
Cbeyond, Inc.*	37	506

		Market
	Shares	Value
COMMON STOCKS(a) - 46.2%
General Communication, Inc. — Class A*	85	$490
SureWest Communications*	30	258
HickoryTech Corporation	20	177
inContact, Inc.*	50	142

Total Telecommunication Services		16,111

TOTAL COMMON STOCKS
(Cost $1,285,131)		1,844,991

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b)† - 64.8%
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	1,026,355	1,026,355
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	476,944	476,944
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	272,081	272,081
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	272,081	272,081
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	272,081	272,081
UBS Financial Services, Inc. issued 03/31/10 at 0.01% due 04/01/10	272,081	272,081

TOTAL REPURCHASE AGREEMENTS
(Cost $2,591,623)		2,591,623

Total Investments - 111.0%
(Cost $3,876,754)		$4,436,614
Liabilities, Less Cash & Other Assets - (11.0)%		(439,193)

Total Net Assets - 100.0%		$3,997,421

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS PURCHASED(a)
June 2010 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $675,900)	10	$(5,984)

Schedule of Investments	Domestic Equity Funds
March 31, 2010	Russell 2000® 2x Strategy Fund

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital, LLC April 2010 Russell 2000 Index Swap, Terminating 04/01/10††† (Notional Market Value $3,106,230)	4,577	$204,275

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS(b)
Goldman Sachs International April 2010 Russell 2000 Index Swap, Terminating 04/27/10††† (Notional Market Value $2,354,197)	3,469	$241

(Total Notional Market Value $5,460,427)		$204,516

*	Non-income producing security

†	Repurchase Agreements.

††	All or a portion of this security is pledged as equity index swap collateral at March 31,2010.

†††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

Schedule of Investments	Domestic Equity Funds
March 31, 2010	S&P 500 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 52.3%
Information Technology - 9.9%
Microsoft Corporation	9,840	$288,017
Apple, Inc.*	1,166	273,928
International Business Machines Corporation	1,670	214,178
Cisco Systems, Inc.*	7,380	192,101
Google, Inc. — Class A*	308	174,639
Hewlett-Packard Company	3,030	161,044
Intel Corporation	7,120	158,491
Oracle Corporation	5,040	129,478
QUALCOMM, Inc.	2,170	91,118
Visa, Inc. — Class A	577	52,524
EMC Corporation*	2,650	47,806
Corning, Inc.	2,010	40,622
eBay, Inc.*	1,457	39,266
Texas Instruments, Inc.	1,600	39,152
Dell, Inc.*	2,220	33,322
Mastercard, Inc. — Class A	117	29,718
Automatic Data Processing, Inc.	650	28,906
Yahoo!, Inc.*	1,530	25,291
Adobe Systems, Inc.*	678	23,981
Applied Materials, Inc.	1,730	23,320
Motorola, Inc.*	2,980	20,920
Juniper Networks, Inc.*	680	20,862
Cognizant Technology Solutions Corporation — Class A*	377	19,219
Broadcom Corporation — Class A	557	18,481
Symantec Corporation*	1,040	17,597
Xerox Corporation	1,740	16,965
Agilent Technologies, Inc.*	450	15,476
Western Union Company	880	14,925
NetApp, Inc.*	445	14,489
Intuit, Inc.*	400	13,736
Paychex, Inc.	410	12,587
NVIDIA Corporation*	718	12,479
CA, Inc.	510	11,970
Citrix Systems, Inc.*	244	11,583
Micron Technology, Inc.*	1,097	11,398
Western Digital Corporation*	290	11,307
Computer Sciences Corporation*	202	11,007
Analog Devices, Inc.	380	10,952
Salesforce.com, Inc.*	140	10,423
Fiserv, Inc.*	200	10,152
Fidelity National Information Services, Inc.	430	10,079
SanDisk Corporation*	290	10,043
Amphenol Corporation — Class A	218	9,197
Xilinx, Inc.	360	9,180
Altera Corporation	376	9,141
BMC Software, Inc.*	240	9,120
Autodesk, Inc.*	300	8,826
Linear Technology Corporation	287	8,116
McAfee, Inc.*	199	7,986
Electronic Arts, Inc.*	425	7,931
Harris Corporation	166	7,883
Red Hat, Inc.*	244	7,142
SAIC, Inc.*	390	6,903
KLA-Tencor Corporation	223	6,895

		Market
	Shares	Value
COMMON STOCKS(a) - 52.3% (continued)
Information Technology - 9.9% (continued)
Akamai Technologies, Inc.*	219	$6,879
Advanced Micro Devices, Inc.*	730	6,767
Microchip Technology, Inc.	240	6,758
VeriSign, Inc.*	240	6,242
Teradata Corporation*	210	6,067
FLIR Systems, Inc.*	199	5,612
LSI Corporation*	850	5,202
National Semiconductor Corporation	310	4,480
MEMC Electronic Materials, Inc.*	287	4,400
Jabil Circuit, Inc.	247	3,999
Total System Services, Inc.	250	3,915
Tellabs, Inc.	500	3,785
JDS Uniphase Corporation*	287	3,596
Molex, Inc.	170	3,546
Lexmark International, Inc. — Class A*	97	3,500
QLogic Corporation*	150	3,045
Novellus Systems, Inc.*	120	3,000
Novell, Inc.*	454	2,719
Monster Worldwide, Inc.*	160	2,658
Teradyne, Inc.*	230	2,569
Compuware Corporation*	290	2,436

Total Information Technology		2,563,047

Financials - 8.6%
Bank of America Corporation	12,930	230,801
JPMorgan Chase & Company	5,120	229,120
Wells Fargo & Company	6,680	207,882
Berkshire Hathaway, Inc. — Class B*	2,130	173,105
Goldman Sachs Group, Inc.	680	116,028
Citigroup, Inc.*	25,332	102,595
U.S. Bancorp	2,470	63,924
American Express Company	1,544	63,705
Morgan Stanley	1,800	52,722
Bank of New York Mellon Corporation	1,560	48,173
MetLife, Inc.	1,060	45,940
PNC Financial Services Group, Inc.	667	39,820
Prudential Financial, Inc.	600	36,300
Travelers Companies, Inc.	660	35,600
Aflac, Inc.	600	32,574
Simon Property Group, Inc.	370	31,043
BB&T Corporation	895	28,989
State Street Corporation	638	28,799
CME Group, Inc. — Class A	87	27,502
Capital One Financial Corporation	590	24,432
Charles Schwab Corporation	1,260	23,549
Allstate Corporation	690	22,294
Chubb Corporation	420	21,777
Franklin Resources, Inc.	189	20,960
T. Rowe Price Group, Inc.	328	18,017
Loews Corporation	460	17,149
SunTrust Banks, Inc.	640	17,146
Northern Trust Corporation	308	17,020
Marsh & McLennan Companies, Inc.	690	16,850

Schedule of Investments	Domestic Equity Funds
March 31, 2010	S&P 500 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 52.3% (continued)
Financials - 8.6% (continued)
Progressive Corporation	870	$16,608
Hartford Financial Services Group, Inc.	570	16,199
Public Storage, Inc.	170	15,638
Vornado Realty Trust	205	15,518
Ameriprise Financial, Inc.	330	14,969
AON Corporation	340	14,521
Equity Residential	360	14,094
Fifth Third Bancorp	1,020	13,862
Boston Properties, Inc.	180	13,579
HCP, Inc.	379	12,507
Host Hotels & Resorts, Inc.	841	12,321
Invesco, Ltd.	553	12,116
Regions Financial Corporation	1,540	12,089
Lincoln National Corporation	390	11,973
Principal Financial Group, Inc.	406	11,859
Genworth Financial, Inc. — Class A*	627	11,499
Unum Group	427	10,577
Discover Financial Services	705	10,505
NYSE Euronext	336	9,949
IntercontinentalExchange, Inc.*	86	9,647
Ventas, Inc.	197	9,354
AvalonBay Communities, Inc.	106	9,153
KeyCorp	1,130	8,757
M&T Bank Corporation	110	8,732
Hudson City Bancorp, Inc.	606	8,581
Comerica, Inc.	220	8,369
XL Capital, Ltd. — Class A	437	8,259
Kimco Realty Corporation	517	8,086
ProLogis	608	8,026
Plum Creek Timber Company, Inc.	206	8,015
SLM Corporation*	627	7,850
Moody’s Corporation	255	7,586
People’s United Financial, Inc.	478	7,476
Health Care REIT, Inc.	158	7,146
Cincinnati Financial Corporation	210	6,069
Leucadia National Corporation*	240	5,954
Legg Mason, Inc.	206	5,906
Torchmark Corporation	107	5,726
American International Group, Inc.*	167	5,701
CB Richard Ellis Group, Inc. — Class A*	355	5,627
Marshall & Ilsley Corporation	677	5,450
Assurant, Inc.	150	5,157
Huntington Bancshares, Inc.	920	4,940
Zions Bancorporation	190	4,146
First Horizon National Corporation*	290	4,077
NASDAQ OMX Group, Inc.*	190	4,013
Janus Capital Group, Inc.	240	3,430
E*Trade Financial Corporation*	2,050	3,383
Federated Investors, Inc. — Class B	115	3,034
Apartment Investment & Management Company — Class A	148	2,725

Total Financials		2,244,574

		Market
	Shares	Value
COMMON STOCKS(a) - 52.3% (continued)
Health Care - 6.3%
Johnson & Johnson	3,550	$231,460
Pfizer, Inc.	10,400	178,360
Merck & Company, Inc.	4,020	150,147
Abbott Laboratories	2,000	105,360
Amgen, Inc.*	1,260	75,298
Medtronic, Inc.	1,420	63,943
Bristol-Myers Squibb Company	2,210	59,007
Gilead Sciences, Inc.*	1,160	52,757
UnitedHealth Group, Inc.	1,490	48,678
Eli Lilly & Company	1,310	47,448
Baxter International, Inc.	785	45,687
Medco Health Solutions, Inc.*	600	38,736
WellPoint, Inc.*	570	36,697
Celgene Corporation*	590	36,556
Express Scripts, Inc. — Class A*	350	35,616
Thermo Fisher Scientific, Inc.*	534	27,469
Allergan, Inc.	400	26,128
Becton Dickinson & Company	300	23,619
McKesson Corporation	350	23,002
Stryker Corporation	360	20,599
Biogen Idec, Inc.*	350	20,076
Aetna, Inc.	558	19,591
Genzyme Corporation*	340	17,622
Intuitive Surgical, Inc.*	50	17,407
St. Jude Medical, Inc.*	420	17,241
Cardinal Health, Inc.	469	16,898
Zimmer Holdings, Inc.*	270	15,984
Boston Scientific Corporation*	1,950	14,079
CIGNA Corporation	350	12,803
Forest Laboratories, Inc.*	390	12,230
Hospira, Inc.*	210	11,897
Life Technologies Corporation*	227	11,865
Quest Diagnostics, Inc.	190	11,075
Humana, Inc.*	224	10,476
AmerisourceBergen Corporation — Class A	360	10,411
CR Bard, Inc.	116	10,048
Laboratory Corporation of America Holdings*	130	9,842
Varian Medical Systems, Inc.*	165	9,129
Mylan, Inc.*	400	9,084
DaVita, Inc.*	128	8,115
Waters Corporation*	120	8,105
Millipore Corporation*	70	7,392
DENTSPLY International, Inc.	190	6,622
Cephalon, Inc.*	97	6,575
CareFusion Corporation*	230	6,079
Watson Pharmaceuticals, Inc.*	137	5,723
Coventry Health Care, Inc.*	190	4,697
King Pharmaceuticals, Inc.*	317	3,728
Patterson Companies, Inc.	119	3,695
PerkinElmer, Inc.	147	3,513
Tenet Healthcare Corporation*	557	3,186

Total Health Care		1,651,755

Consumer Staples - 5.9%
Procter & Gamble Company	3,740	236,630
Coca-Cola Company	2,970	163,350

Schedule of Investments	Domestic Equity Funds
March 31, 2010	S&P 500 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 52.3% (continued)
Consumer Staples - 5.9% (continued)
Wal-Mart Stores, Inc.	2,750	$152,900
PepsiCo, Inc.	2,112	139,730
Philip Morris International, Inc.	2,420	126,227
Kraft Foods, Inc. — Class A	2,237	67,647
CVS Caremark Corporation	1,790	65,442
Altria Group, Inc.	2,677	54,932
Colgate-Palmolive Company	640	54,566
Walgreen Company	1,270	47,104
Kimberly-Clark Corporation	539	33,892
Costco Wholesale Corporation	567	33,856
General Mills, Inc.	420	29,732
Archer-Daniels-Midland Company	830	23,987
Sysco Corporation	760	22,420
HJ Heinz Company	410	18,700
Avon Products, Inc.	547	18,527
Kroger Company	840	18,194
Kellogg Company	332	17,739
Lorillard, Inc.	200	15,048
ConAgra Foods, Inc.	567	14,215
Mead Johnson Nutrition Company — Class A	257	13,372
Sara Lee Corporation	900	12,537
Safeway, Inc.	500	12,430
Clorox Company	185	11,866
Dr Pepper Snapple Group, Inc.	335	11,782
Reynolds American, Inc.	217	11,714
Coca-Cola Enterprises, Inc.	410	11,341
Estee Lauder Companies, Inc. — Class A	146	9,471
Hershey Company	210	8,990
JM Smucker Company	147	8,858
Campbell Soup Company	240	8,484
Molson Coors Brewing Company — Class B	196	8,244
Brown-Forman Corporation — Class B	138	8,204
Whole Foods Market, Inc.*	220	7,953
Tyson Foods, Inc. — Class A	390	7,468
McCormick & Company, Inc.	175	6,713
SUPERVALU, Inc.	268	4,470
Constellation Brands, Inc. — Class A*	260	4,274
Hormel Foods Corporation	93	3,907
Dean Foods Company*	233	3,656

Total Consumer Staples		1,530,572

Energy - 5.7%
Exxon Mobil Corporation	6,090	407,908
Chevron Corporation	2,590	196,400
ConocoPhillips	1,920	98,246
Schlumberger, Ltd.	1,540	97,728
Occidental Petroleum Corporation	1,047	88,513
Anadarko Petroleum Corporation	630	45,883
Apache Corporation	430	43,645
Devon Energy Corporation	580	37,369
XTO Energy, Inc.	755	35,621
Halliburton Company	1,167	35,162
EOG Resources, Inc.	332	30,856

		Market
	Shares	Value
COMMON STOCKS(a) - 52.3% (continued)
Energy - 5.7% (continued)
Marathon Oil Corporation	910	$28,792
Hess Corporation	385	24,082
National Oilwell Varco, Inc.	540	21,913
Chesapeake Energy Corporation	836	19,763
Spectra Energy Corporation	830	18,700
Baker Hughes, Inc.	397	18,596
Southwestern Energy Company*	452	18,405
Williams Companies, Inc.	750	17,325
Peabody Energy Corporation	350	15,995
Noble Energy, Inc.	216	15,768
Valero Energy Corporation	730	14,381
Murphy Oil Corporation	250	14,048
Cameron International Corporation*	320	13,715
Smith International, Inc.	320	13,702
Consol Energy, Inc.	280	11,945
FMC Technologies, Inc.*	163	10,535
Range Resources Corporation	209	9,796
El Paso Corporation	900	9,756
Denbury Resources, Inc.*	510	8,604
Pioneer Natural Resources Company	150	8,448
BJ Services Company	385	8,239
Diamond Offshore Drilling, Inc.	87	7,727
Nabors Industries, Ltd.*	367	7,204
Massey Energy Company	120	6,275
Helmerich & Payne, Inc.	140	5,331
Cabot Oil & Gas Corporation	134	4,931
Sunoco, Inc.	148	4,397
Rowan Companies, Inc.*	148	4,308
Tesoro Corporation	185	2,572

Total Energy		1,482,584

Industrials - 5.5%
General Electric Company	13,750	250,250
United Technologies Corporation	1,207	88,847
United Parcel Service, Inc. — Class B	1,280	82,445
3M Company	917	76,634
Boeing Company	980	71,158
Caterpillar, Inc.	814	51,160
Emerson Electric Company	967	48,679
Union Pacific Corporation	650	47,645
Honeywell International, Inc.	989	44,772
General Dynamics Corporation	499	38,523
FedEx Corporation	400	37,360
Lockheed Martin Corporation	415	34,536
Deere & Company	547	32,525
Raytheon Company	490	27,989
Danaher Corporation	340	27,169
Norfolk Southern Corporation	484	27,051
Northrop Grumman Corporation	390	25,572
CSX Corporation	500	25,450
Illinois Tool Works, Inc.	499	23,633
Precision Castparts Corporation	179	22,681
Waste Management, Inc.	627	21,588
PACCAR, Inc.	469	20,326
Cummins, Inc.	257	15,921

Schedule of Investments	Domestic Equity Funds
March 31, 2010	S&P 500 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 52.3% (continued)
Industrials - 5.5% (continued)
Eaton Corporation	210	$15,912
L-3 Communications Holdings, Inc.	150	13,745
Parker Hannifin Corporation	210	13,595
ITT Corporation	243	13,027
Rockwell Collins, Inc.	204	12,768
Southwest Airlines Company	957	12,652
Republic Services, Inc. — Class A	420	12,188
CH Robinson Worldwide, Inc.	210	11,729
Goodrich Corporation	160	11,283
Dover Corporation	237	11,080
Fluor Corporation	230	10,697
Rockwell Automation, Inc.	180	10,145
Expeditors International of Washington, Inc.	268	9,895
W.W. Grainger, Inc.	80	8,650
Fastenal Company	175	8,398
Flowserve Corporation	75	8,270
Textron, Inc.	350	7,430
First Solar, Inc.*	60	7,359
Jacobs Engineering Group, Inc.*	160	7,230
Masco Corporation	460	7,139
Roper Industries, Inc.	117	6,767
Pitney Bowes, Inc.	270	6,601
Iron Mountain, Inc.	235	6,439
Pall Corporation	150	6,073
Stericycle, Inc.*	110	5,995
Robert Half International, Inc.	190	5,782
Equifax, Inc.	157	5,621
RR Donnelley & Sons Company	260	5,551
Avery Dennison Corporation	140	5,097
Quanta Services, Inc.*	266	5,097
Dun & Bradstreet Corporation	67	4,986
Cintas Corporation	170	4,775
Snap-On, Inc.	70	3,034
Ryder System, Inc.	70	2,713

Total Industrials		1,429,637

Consumer Discretionary - 5.3%
McDonald’s Corporation	1,390	92,741
Walt Disney Company	2,503	87,380
Home Depot, Inc.	2,190	70,846
Comcast Corporation — Class A	3,660	68,881
Amazon.com, Inc.*	440	59,721
Ford Motor Company*	4,336	54,504
Target Corporation	970	51,022
Time Warner, Inc.	1,480	46,280
Lowe’s Companies, Inc.	1,900	46,056
News Corporation — Class A*	2,900	41,789
DIRECTV — Class A*	1,210	40,910
NIKE, Inc. — Class B	500	36,750
Johnson Controls, Inc.	866	28,569
Viacom, Inc. — Class B*	780	26,816
Time Warner Cable, Inc. — Class A	450	23,989
Starbucks Corporation	964	23,396
Yum! Brands, Inc.	600	22,998
TJX Companies, Inc.	540	22,961
Staples, Inc.	940	21,987

		Market
	Shares	Value
COMMON STOCKS(a) - 52.3% (continued)
Consumer Discretionary - 5.3% (continued)
Carnival Corporation	560	$21,773
Kohl’s Corporation*	397	21,748
Best Buy Company, Inc.	440	18,718
Coach, Inc.	409	16,164
Omnicom Group, Inc.	397	15,408
priceline.com, Inc.*	60	15,300
Bed Bath & Beyond, Inc.*	345	15,097
McGraw-Hill Companies, Inc.	408	14,545
Gap, Inc.	610	14,097
Discovery Communications, Inc. — Class A*	370	12,502
CBS Corporation — Class B	870	12,128
Macy’s, Inc.	537	11,690
Stanley Black & Decker, Inc.	200	11,482
Starwood Hotels & Resorts Worldwide, Inc.	240	11,194
Mattel, Inc.	472	10,733
Marriott International, Inc. — Class A	330	10,402
Apollo Group, Inc. — Class A*	166	10,174
Fortune Brands, Inc.	200	9,702
JC Penney Company, Inc.	300	9,651
V.F. Corporation	115	9,217
Ross Stores, Inc.	165	8,823
Nordstrom, Inc.	208	8,497
Whirlpool Corporation	97	8,463
Genuine Parts Company	200	8,450
Harley-Davidson, Inc.	300	8,421
Ltd. Brands, Inc.	340	8,371
Sherwin-Williams Company	119	8,054
Darden Restaurants, Inc.	178	7,928
H&R Block, Inc.	427	7,601
Tiffany & Company	160	7,598
O’Reilly Automotive, Inc.*	177	7,383
International Game Technology	378	6,974
AutoZone, Inc.*	40	6,924
Expedia, Inc.	275	6,864
Wynn Resorts, Ltd.*	90	6,825
Family Dollar Stores, Inc.	179	6,553
Polo Ralph Lauren Corporation — Class A	75	6,378
Urban Outfitters, Inc.*	167	6,351
Hasbro, Inc.	165	6,316
Sears Holdings Corporation*	58	6,289
Wyndham Worldwide Corporation	233	5,995
DeVry, Inc.	85	5,542
Newell Rubbermaid, Inc.	357	5,426
Interpublic Group of Companies, Inc.*	630	5,242
Gannett Company, Inc.	315	5,204
Scripps Networks Interactive, Inc. — Class A	117	5,189
Abercrombie & Fitch Company — Class A	107	4,883
Pulte Group, Inc.*	410	4,612
GameStop Corporation — Class A*	207	4,535
DR Horton, Inc.	356	4,486

Schedule of Investments	Domestic Equity Funds
March 31, 2010	S&P 500 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 52.3% (continued)
Consumer Discretionary - 5.3% (continued)
Washington Post Company — Class B	10	$4,442
Leggett & Platt, Inc.	190	4,112
Harman International Industries, Inc.	87	4,070
Goodyear Tire & Rubber Company*	310	3,918
Big Lots, Inc.*	107	3,897
RadioShack Corporation	160	3,621
Lennar Corporation — Class A	207	3,562
Office Depot, Inc.*	350	2,793
AutoNation, Inc.*	118	2,133
Eastman Kodak Company	355	2,055
Meredith Corporation	50	1,721
New York Times Company — Class A*	148	1,647

Total Consumer Discretionary		1,377,469

Materials - 1.8%
Monsanto Company	700	49,994
Freeport-McMoRan Copper & Gold, Inc. — Class B	557	46,532
Dow Chemical Company	1,480	43,764
E.I. Du Pont de Nemours & Company	1,168	43,496
Praxair, Inc.	390	32,370
Newmont Mining Corporation	630	32,086
Air Products & Chemicals, Inc.	268	19,819
Alcoa, Inc.[1]	1,320	18,797
Nucor Corporation	407	18,470
International Paper Company	560	13,781
PPG Industries, Inc.	210	13,734
Ecolab, Inc.	300	13,185
Weyerhaeuser Company	270	12,223
Cliffs Natural Resources, Inc.	168	11,920
United States Steel Corporation	180	11,433
Sigma-Aldrich Corporation	158	8,478
Owens-Illinois, Inc.*	217	7,712
Vulcan Materials Company	160	7,558
Allegheny Technologies, Inc.	127	6,857
Airgas, Inc.	107	6,807
Ball Corporation	118	6,299
Eastman Chemical Company	90	5,731
MeadWestvaco Corporation	220	5,621
CF Industries Holdings, Inc.	60	5,471
FMC Corporation	89	5,388
International Flavors & Fragrances, Inc.	99	4,719
Sealed Air Corporation	200	4,216
Pactiv Corporation*	167	4,205
Bemis Company, Inc.	140	4,021
AK Steel Holding Corporation	138	3,155
Titanium Metals Corporation*	108	1,792

Total Materials		469,634

Utilities - 1.8%
Exelon Corporation	850	37,239
Southern Company	1,056	35,017
Dominion Resources, Inc.	775	31,860
Duke Energy Corporation	1,687	27,532

		Market
	Shares	Value
COMMON STOCKS(a) - 52.3% (continued)
Utilities - 1.8% (continued)
FPL Group, Inc.	530	$25,615
American Electric Power Company, Inc.	617	21,089
PG&E Corporation	477	20,234
Entergy Corporation	240	19,524
Public Service Enterprise Group, Inc.	650	19,188
Consolidated Edison, Inc.	360	16,034
Sempra Energy	317	15,818
FirstEnergy Corporation	387	15,128
Progress Energy, Inc.	370	14,563
Edison International	420	14,351
PPL Corporation	487	13,495
Xcel Energy, Inc.	590	12,508
Questar Corporation	227	9,806
AES Corporation*	860	9,460
DTE Energy Company	209	9,321
Constellation Energy Group, Inc.	260	9,129
Ameren Corporation	307	8,007
Equities Corporation	190	7,790
CenterPoint Energy, Inc.	510	7,324
Wisconsin Energy Corporation	148	7,313
NRG Energy, Inc.*	345	7,211
Oneok, Inc.	140	6,391
Northeast Utilities	227	6,274
NiSource, Inc.	357	5,641
SCANA Corporation	140	5,263
Allegheny Energy, Inc.	220	5,060
Pepco Holdings, Inc.	290	4,973
Pinnacle West Capital Corporation	127	4,792
Integrys Energy Group, Inc.	98	4,643
CMS Energy Corporation	297	4,592
TECO Energy, Inc.	278	4,417
Nicor, Inc.	57	2,389

Total Utilities		468,991

Telecommunication Services - 1.5%
AT&T, Inc.	7,610	196,642
Verizon Communications, Inc.	3,660	113,533
American Tower Corporation — Class A*	520	22,157
Sprint Nextel Corporation*	3,837	14,581
CenturyTel, Inc.	389	13,794
Qwest Communications International, Inc.	1,917	10,007
Windstream Corporation	590	6,425
Frontier Communications Corporation	400	2,976
MetroPCS Communications, Inc.*	337	2,386

Total Telecommunication Services		382,501

TOTAL COMMON STOCKS
(Cost $9,094,843)		13,600,764

WARRANTS(b) - 0.0%
Consumer Discretionary - 0.0%
Krispy Kreme Doughnuts, Inc.* $12.21, 3/2/2012	4	$—

TOTAL WARRANTS
(Cost $—)		—

Schedule of Investments	Domestic Equity Funds
March 31, 2010	S&P 500 2x Strategy Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b)† - 26.9%
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	3,950,399	3,950,399
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	929,540	929,540
UBS Financial Services, Inc. issued 03/31/10 at 0.01% due 04/01/10	530,273	530,273
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	530,273	530,273
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	530,273	530,273
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	530,273	530,273

TOTAL REPURCHASE AGREEMENTS
(Cost $7,001,031)		7,001,031

Total Investments - 79.2%
(Cost $16,095,874)		$20,601,795
Cash & Other Assets, Less Liabilities - 20.8%		5,407,328

Total Net Assets - 100.0%		$26,009,123

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED(a)
June 2010 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $11,941,250)	205	$6,483

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital, LLC April 2010 S&P 500 Index Swap, Terminating 04/01/10††† (Notional Market Value $13,816,162)	11,814	$704,945
Goldman Sachs International April 2010 S&P 500 Index Swap, Terminating 04/27/10††† (Notional Market Value $12,607,697)	10,781	33,813

(Total Notional Market Value $26,423,859)		$738,758

*	Non-income producing security

†	Repurchase Agreements.

††	All or a portion of this security is pledged as equity index swap collateral at March 31, 2010.

†††	Total Return based on S&P 500 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

REIT	Real Estate Investment Trust

Schedule of Investments	Domestic Equity Funds
March 31, 2010	S&P 500 Pure Growth Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5%
Information Technology - 26.5%
Red Hat, Inc.*	21,161	$619,382
Cognizant Technology Solutions Corporation — Class A*	12,024	612,983
Salesforce.com, Inc.*	7,771	578,551
Apple, Inc.*	2,125	499,226
Akamai Technologies, Inc.*	15,858	498,100
eBay, Inc.*	18,143	488,954
NetApp, Inc.*	14,226	463,198
Western Digital Corporation*	11,530	449,555
Google, Inc. — Class A*	773	438,299
Visa, Inc. — Class A	4,329	394,069
Broadcom Corporation — Class A	10,250	340,095
Amphenol Corporation — Class A	7,651	322,796
QLogic Corporation*	14,670	297,801
EMC Corporation*	16,420	296,217
Juniper Networks, Inc.*	9,640	295,755
Citrix Systems, Inc.*	4,610	218,837
Oracle Corporation	8,240	211,686
Corning, Inc.	10,170	205,536
Teradata Corporation*	7,070	204,252
FLIR Systems, Inc.*	6,700	188,940
McAfee, Inc.*	4,390	176,171
Adobe Systems, Inc.*	4,759	168,326
Microsoft Corporation	5,217	152,701
Autodesk, Inc.*	5,179	152,366
Altera Corporation	6,088	147,999
BMC Software, Inc.*	3,862	146,756
NVIDIA Corporation*	7,550	131,219
International Business Machines Corporation	900	115,425

Total Information Technology		8,815,195

Consumer Discretionary - 20.6%
priceline.com, Inc.*	2,550	650,250
Amazon.com, Inc.*	4,399	597,076
Wynn Resorts, Ltd.*	6,041	458,089
Viacom, Inc. — Class B*	13,023	447,731
Coach, Inc.	10,465	413,577
Nordstrom, Inc.	9,770	399,104
Best Buy Company, Inc.	8,570	364,568
Starbucks Corporation	14,055	341,115
Urban Outfitters, Inc.*	8,790	334,284
Tiffany & Company	6,350	301,561
DIRECTV — Class A*	8,576	289,955
Abercrombie & Fitch Company — Class A	5,514	251,659
Ross Stores, Inc.	4,256	227,568
Expedia, Inc.	9,030	225,389
Bed Bath & Beyond, Inc.*	5,112	223,701
Polo Ralph Lauren Corporation — Class A	2,360	200,694
O’Reilly Automotive, Inc.*	4,380	182,690
Starwood Hotels & Resorts Worldwide, Inc.	3,524	164,359
AutoZone, Inc.*	932	161,320
Wyndham Worldwide Corporation	6,211	159,809
TJX Companies, Inc.	3,576	152,052
Hasbro, Inc.	3,966	151,818

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5% (continued)
Consumer Discretionary - 20.6% (continued)
Kohl’s Corporation*	2,509	$137,443

Total Consumer Discretionary		6,835,812

Energy - 17.4%
Cameron International
Corporation*	11,609	497,562
Massey Energy Company	8,990	470,087
Denbury Resources, Inc.*	26,086	440,071
Rowan Companies, Inc.*	14,921	434,350
Anadarko Petroleum Corporation	5,765	419,865
National Oilwell Varco, Inc.	9,210	373,742
FMC Technologies, Inc.*	5,478	354,043
Diamond Offshore Drilling, Inc.	3,450	306,394
Southwestern Energy Company*	7,040	286,669
Range Resources Corporation	5,786	271,190
Baker Hughes, Inc.	5,699	266,941
Schlumberger, Ltd.	4,033	255,934
Peabody Energy Corporation	5,320	243,124
Pioneer Natural Resources Company	3,900	219,648
XTO Energy, Inc.	4,626	218,255
EOG Resources, Inc.	2,251	209,208
Occidental Petroleum Corporation	2,340	197,824
Helmerich & Payne, Inc.	4,450	169,456
Noble Energy, Inc.	2,169	158,337

Total Energy		5,792,700

Health Care - 13.1%
Intuitive Surgical, Inc.*	1,677	583,814
Mylan, Inc.*	20,120	456,925
CIGNA Corporation	11,820	432,376
Biogen Idec, Inc.*	4,862	278,884
Allergan, Inc.	3,490	227,967
Gilead Sciences, Inc.*	4,923	223,898
Watson Pharmaceuticals, Inc.*	5,320	222,216
Express Scripts, Inc. — Class A*	2,180	221,837
Life Technologies Corporation*	4,090	213,784
DaVita, Inc.*	3,359	212,961
Celgene Corporation*	3,379	209,363
Waters Corporation*	2,735	184,722
Millipore Corporation*	1,620	171,072
Medco Health Solutions, Inc.*	2,590	167,210
Hospira, Inc.*	2,590	146,724
St. Jude Medical, Inc.*	3,521	144,537
Laboratory Corporation of America Holdings*	1,683	127,420
Zimmer Holdings, Inc.*	2,116	125,267

Total Health Care		4,350,977

Financials - 7.6%
ProLogis	35,470	468,204
Ventas, Inc.	8,640	410,227
IntercontinentalExchange, Inc.*	3,155	353,928
CB Richard Ellis Group, Inc. — Class A*	19,235	304,875
Invesco, Ltd.	11,710	256,566
Janus Capital Group, Inc.	14,852	212,235
Hudson City Bancorp, Inc.	13,150	186,204
CME Group, Inc. — Class A	580	183,344

Schedule of Investments	Domestic Equity Funds
March 31, 2010	S&P 500 Pure Growth Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5% (continued)
Financials - 7.6% (continued)
American Express Company	3,920	$161,739

Total Financials		2,537,322

Industrials - 6.5%
Flowserve Corporation	3,620	399,177
Precision Castparts Corporation	3,019	382,538
First Solar, Inc.*	1,578	193,542
Goodrich Corporation	2,650	186,878
Caterpillar, Inc.	2,952	185,533
Honeywell International, Inc.	3,760	170,215
ITT Corporation	2,869	153,807
Stericycle, Inc.*	2,430	132,435
United Technologies Corporation	1,690	124,401
Danaher Corporation	1,552	124,020
W.W. Grainger, Inc.	1,130	122,176

Total Industrials		2,174,722

Materials - 5.9%
Cliffs Natural Resources, Inc.	8,240	584,628
CF Industries Holdings, Inc.	4,750	433,105
Freeport-McMoRan Copper & Gold, Inc. — Class B	4,280	357,551
MeadWestvaco Corporation	8,483	216,741

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5% (continued)
Materials - 5.9% (continued)
Newmont Mining Corporation	2,605	$132,673
FMC Corporation	2,025	122,593
Praxair, Inc.	1,370	113,710

Total Materials		1,961,001

Consumer Staples - 1.9%
Whole Foods Market, Inc.*	12,680	458,382
Avon Products, Inc.	4,697	159,087

Total Consumer Staples		617,469

TOTAL COMMON STOCKS
(Cost $25,943,855)		33,085,198

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.3%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	94,635	94,635

TOTAL REPURCHASE AGREEMENT
(Cost $94,635)		94,635

Total Investments - 99.8%
(Cost $26,038,490)		$33,179,833
Cash & Other Assets, Less Liabilities - 0.2%		71,213

Total Net Assets - 100.0%		$33,251,046

*	Non-income producing security

†	Repurchase Agreements.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

Schedule of Investments	Domestic Equity Funds
March 31, 2010	S&P 500 Pure Value Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5%
Financials - 27.3%
Genworth Financial, Inc. — Class A*	55,074	$1,010,057
Huntington Bancshares, Inc.	186,297	1,000,415
Zions Bancorporation	41,738	910,723
SunTrust Banks, Inc.	32,107	860,147
Bank of America Corporation	37,329	666,323
Lincoln National Corporation	18,921	580,875
Assurant, Inc.	16,616	571,258
Citigroup, Inc.*	136,536	552,971
Capital One Financial Corporation	11,200	463,792
MetLife, Inc.	10,360	449,002
Unum Group	18,100	448,337
American International Group, Inc.*	12,840	438,358
KeyCorp	55,837	432,737
E*Trade Financial Corporation*	240,296	396,488
Comerica, Inc.	9,732	370,205
NASDAQ OMX Group, Inc.*	15,710	331,795
Host Hotels & Resorts, Inc.	22,620	331,383
Morgan Stanley	10,728	314,223
Cincinnati Financial Corporation	10,204	294,896
Marshall & Ilsley Corporation	36,432	293,278
BB&T Corporation	8,150	263,978
Kimco Realty Corporation	16,696	261,125
Regions Financial Corporation	30,475	239,229
Allstate Corporation	6,184	199,805
Travelers Companies, Inc.	3,270	176,384
Discover Financial Services	11,070	164,943

Total Financials		12,022,727

Utilities - 14.7%
Integrys Energy Group, Inc.	18,942	897,472
Pepco Holdings, Inc.	38,502	660,309
NiSource, Inc.	34,911	551,594
Oneok, Inc.	10,930	498,954
Ameren Corporation	16,104	419,992
CMS Energy Corporation	22,305	344,835
DTE Energy Company	6,627	295,564
CenterPoint Energy, Inc.	20,410	293,088
Northeast Utilities	10,117	279,634
Edison International	7,370	251,833
Nicor, Inc.	5,681	238,148
Pinnacle West Capital Corporation	5,925	223,550
American Electric Power Company, Inc.	6,337	216,599
Consolidated Edison, Inc.	4,697	209,204
SCANA Corporation	5,393	202,723
Xcel Energy, Inc.	9,208	195,210
Constellation Energy Group, Inc.	5,535	194,334
Allegheny Energy, Inc.	7,700	177,100
Progress Energy, Inc.	4,222	166,178
Duke Energy Corporation	10,137	165,436

Total Utilities		6,481,757

Energy - 13.0%
Tesoro Corporation	92,354	1,283,721
Valero Energy Corporation	60,415	1,190,175
Sunoco, Inc.	31,990	950,423
Marathon Oil Corporation	17,743	561,389

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5% (continued)
Energy - 13.0% (continued)
Smith International, Inc.	12,060	$516,409
Hess Corporation	5,810	363,415
Chesapeake Energy Corporation	10,892	257,487
Williams Companies, Inc.	9,430	217,833
Chevron Corporation	2,505	189,954
ConocoPhillips	3,700	189,329

Total Energy		5,720,135

Health Care - 11.1%
Cardinal Health, Inc.	23,530	847,786
Coventry Health Care, Inc.*	28,990	716,633
AmerisourceBergen Corporation — Class A	23,564	681,471
Humana, Inc.*	14,315	669,513
McKesson Corporation	9,145	601,009
WellPoint, Inc.*	6,317	406,688
Tenet Healthcare Corporation*	68,836	393,742
Aetna, Inc.	9,930	348,642
CareFusion Corporation*	8,684	229,518

Total Health Care		4,895,002

Consumer Discretionary - 9.7%
Sears Holdings Corporation*	11,050	1,198,152
Whirlpool Corporation	5,660	493,835
JC Penney Company, Inc.	14,678	472,191
Goodyear Tire & Rubber Company*	33,996	429,710
Interpublic Group of Companies, Inc.*	47,260	393,203
Big Lots, Inc.*	8,787	320,023
Eastman Kodak Company	49,189	284,804
AutoNation, Inc.*	15,628	282,554
Fortune Brands, Inc.	4,329	210,000
Comcast Corporation — Class A	10,760	202,503

Total Consumer Discretionary		4,286,975

Consumer Staples - 9.0%
Tyson Foods, Inc. — Class A	52,466	1,004,724
Safeway, Inc.	31,449	781,822
Kroger Company	28,990	627,923
Dean Foods Company*	30,750	482,468
Archer-Daniels-Midland Company	16,360	472,804
CVS Caremark Corporation	9,720	355,363
Costco Wholesale Corporation	4,180	249,588

Total Consumer Staples		3,974,692

Industrials - 6.4%
Jacobs Engineering Group, Inc.*	10,284	464,734
Textron, Inc.	16,633	353,119
Fluor Corporation	7,480	347,895
Ryder System, Inc.	8,564	331,941
Southwest Airlines Company	19,410	256,600
L-3 Communications Holdings, Inc.	2,570	235,489
RR Donnelley & Sons Company	10,666	227,719
Eaton Corporation	3,000	227,310
Snap-On, Inc.	4,470	193,730
Avery Dennison Corporation	4,430	161,296

Total Industrials		2,799,833

Materials - 4.1%
United States Steel Corporation	16,326	1,037,028

Schedule of Investments	Domestic Equity Funds
March 31, 2010	S&P 500 Pure Value Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5% (continued)
Materials - 4.1% (continued)
Alcoa, Inc.[1]	38,684	$550,860
Dow Chemical Company	7,571	223,874

Total Materials		1,811,762

Telecommunication Services - 2.4%
Sprint Nextel Corporation*	154,990	588,962
MetroPCS Communications, Inc.*	37,020	262,101
CenturyTel, Inc.	5,084	180,279

Total Telecommunication Services		1,031,342

Information Technology - 1.8%
Xerox Corporation	53,180	518,505

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5% (continued)
Information Technology - 1.8% (continued)
Lexmark International, Inc. — Class A*	8,028	$289,650

Total Information Technology		808,155

TOTAL COMMON STOCKS
(Cost $36,646,668)		43,832,380

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.2%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	106,307	106,307

TOTAL REPURCHASE AGREEMENT
(Cost $106,307)		106,307

Total Investments - 99.7%
(Cost $36,752,975)		$43,938,687
Cash & Other Assets, Less Liabilities - 0.3%		113,356

Total Net Assets - 100.0%		$44,052,043

*	Non-income producing security

†	Repurchase Agreements.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

Schedule of Investments	Domestic Equity Funds
March 31, 2010	S&P MidCap 400 Pure Growth Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.4%
Consumer Discretionary - 28.6%
Guess?, Inc.	21,312	$1,001,238
NetFlix, Inc.*	13,384	986,936
Aeropostale, Inc.*	33,601	968,717
Cheesecake Factory, Inc.*	34,550	934,923
Bally Technologies, Inc.*	16,560	671,343
Tupperware Brands Corporation	13,320	642,290
LKQ Corporation*	31,510	639,653
Fossil, Inc.*	15,820	597,047
Panera Bread Company — Class A*	7,474	571,686
Chipotle Mexican Grill, Inc. — Class A*	4,850	546,450
J Crew Group, Inc.*	11,731	538,453
Warnaco Group, Inc.*	10,792	514,886
Life Time Fitness, Inc.*	16,940	476,014
Collective Brands, Inc.*	19,730	448,660
CarMax, Inc.*	17,020	427,542
Under Armour, Inc. — Class A*	13,765	404,829
Chico’s FAS, Inc.	25,122	362,259
Williams-Sonoma, Inc.	13,725	360,830
Sotheby’s	11,553	359,183
Lamar Advertising Company — Class A*	9,930	341,096
WMS Industries, Inc.*	7,269	304,862
DreamWorks Animation SKG, Inc. — Class A*	7,688	302,830
ITT Educational Services, Inc.*	2,386	268,377
Gentex Corporation	13,590	263,918
Dollar Tree, Inc.*	4,151	245,822
Strayer Education, Inc.	923	224,769

Total Consumer Discretionary		13,404,613

Information Technology - 20.4%
3Com Corporation*	99,990	768,923
Equinix, Inc.*	7,480	728,103
Solera Holdings, Inc.	17,650	682,173
CommScope, Inc.*	23,948	671,023
F5 Networks, Inc.*	9,174	564,293
Cree, Inc.*	7,918	556,002
Advent Software, Inc.*	12,090	541,027
Polycom, Inc.*	17,410	532,398
ANSYS, Inc.*	11,360	490,070
Itron, Inc.*	6,560	476,059
Factset Research Systems, Inc.	6,024	441,981
Informatica Corporation*	16,170	434,326
Rovi Corporation*	10,180	377,983
Sybase, Inc.*	7,409	345,408
Global Payments, Inc.	6,181	281,545
ValueClick, Inc.*	23,623	239,537
Gartner, Inc.*	10,539	234,387
Alliance Data Systems Corporation*	3,585	229,404
MICROS Systems, Inc.*	6,700	220,296
Silicon Laboratories, Inc.*	4,221	201,215
Semtech Corporation*	11,320	197,308
NeuStar, Inc. — Class A*	7,511	189,277
Broadridge Financial Solutions, Inc.	7,804	166,850

Total Information Technology		9,569,588

		Market
	Shares	Value
COMMON STOCKS(a) - 99.4% (continued)
Health Care - 13.2%
Community Health Systems, Inc.*	27,179	$1,003,721
WellCare Health Plans, Inc.*	23,140	689,109
United Therapeutics Corporation*	11,388	630,098
OSI Pharmaceuticals, Inc.*	10,000	595,500
Lincare Holdings, Inc.*	11,316	507,862
IDEXX Laboratories, Inc.*	8,057	463,680
Cerner Corporation*	4,889	415,858
Kinetic Concepts, Inc.*	7,851	375,356
Masimo Corporation	11,200	297,360
Medicis Pharmaceutical Corporation — Class A	10,830	272,483
Mettler-Toledo International, Inc.*	2,361	257,821
Edwards Lifesciences Corporation*	2,450	242,256
ResMed, Inc.*	3,358	213,737
Covance, Inc.*	3,430	210,568

Total Health Care		6,175,409

Industrials - 9.5%
Bucyrus International, Inc. —
Class A	17,850	1,177,922
BE Aerospace, Inc.*	20,980	638,841
Joy Global, Inc.	11,140	630,524
Thomas & Betts Corporation*	13,130	515,221
Valmont Industries, Inc.	3,629	300,590
Kirby Corporation*	7,820	298,333
FTI Consulting, Inc.*	6,210	244,177
AMETEK, Inc.	5,558	230,435
Oshkosh Corporation	5,055	203,919
Nordson Corporation	2,920	198,326

Total Industrials		4,438,288

Energy - 7.4%
Oceaneering International, Inc.*	13,042	828,036
Atwood Oceanics, Inc.*	22,362	774,396
Quicksilver Resources, Inc.*	43,546	612,692
Bill Barrett Corporation*	17,370	533,433
Superior Energy Services, Inc.*	24,516	515,326
Plains Exploration & Production Company*	6,530	195,835

Total Energy		3,459,718

Financials - 7.0%
Jones Lang LaSalle, Inc.	11,834	862,580
SL Green Realty Corporation	12,250	701,557
Waddell & Reed Financial, Inc. — Class A	15,895	572,856
AmeriCredit Corporation*	17,935	426,136
MSCI, Inc. — Class A*	10,155	366,596
Affiliated Managers Group, Inc.*	4,519	357,001

Total Financials		3,286,726

Materials - 6.3%
Reliance Steel & Aluminum Company	17,908	881,611
Terra Industries, Inc.	15,970	730,787
Steel Dynamics, Inc.	41,259	720,795
Lubrizol Corporation	3,580	328,357
Greif, Inc. — Class A	4,960	272,403

Total Materials		2,933,953

Schedule of Investments	Domestic Equity Funds
March 31, 2010	S&P MidCap 400 Pure Growth Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.4% (continued)
Consumer Staples - 5.5%
Green Mountain Coffee Roasters, Inc.*	14,334	$1,387,818
NBTY, Inc.*	14,170	679,877
Hansen Natural Corporation*	11,262	488,545

Total Consumer Staples		2,556,240

Telecommunication Services - 1.5%
tw telecom inc — Class A*	23,023	417,867
Syniverse Holdings, Inc.*	15,510	301,980

Total Telecommunication Services		719,847

TOTAL COMMON STOCKS
(Cost $36,827,366)		46,544,382

		Market
	Shares	Value
WARRANTS(b) - 0.0%
Consumer Discretionary - 0.0%
Krispy Kreme Doughnuts, Inc.* $12.21, 3/2/2012	6	$—

TOTAL WARRANTS
(Cost $—)		—

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.6%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	265,484	265,484

TOTAL REPURCHASE AGREEMENT
(Cost $265,484)		265,484

Total Investments - 100.0%
(Cost $37,092,850)		$46,809,866
Liabilities, Less Cash & Other Assets - 0.0%		(10,101)

Total Net Assets - 100.0%		$46,799,765

*	Non-income producing security

†	Repurchase Agreements.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

Schedule of Investments	Domestic Equity Funds
March 31, 2010	S&P MidCap 400 Pure Value Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5%
Industrials - 21.5%
Federal Signal Corporation	138,795	$1,250,543
Terex Corporation*	51,242	1,163,706
Manpower, Inc.	14,783	844,405
KBR, Inc.	37,000	819,920
Trinity Industries, Inc.	40,568	809,737
URS Corporation*	15,610	774,412
AGCO Corporation*	17,840	639,921
Timken Company	17,172	515,332
Shaw Group, Inc.*	14,030	482,913
Con-Way, Inc.	13,150	461,828
Alaska Air Group, Inc.*	9,980	411,475
Granite Construction, Inc.	13,150	397,393
JetBlue Airways Corporation*	67,900	378,882
Brink’s Company	13,260	374,330
Aecom Technology Corporation*	12,830	363,987
Alexander & Baldwin, Inc.	9,388	310,273
GATX Corporation	7,260	207,999

Total Industrials		10,207,056

Financials - 16.1%
Cathay General Bancorp	120,370	1,402,311
Associated Banc-Corporation	58,383	805,685
Synovus Financial Corporation	178,170	586,179
Unitrin, Inc.	20,399	572,192
Astoria Financial Corporation	38,729	561,570
Horace Mann Educators Corporation	29,298	441,228
Wilmington Trust Corporation	24,340	403,314
American Financial Group, Inc.	13,790	392,326
First American Corporation	11,262	381,106
Reinsurance Group of America, Inc. — Class A	7,150	375,518
Hospitality Properties Trust	14,708	352,257
StanCorp Financial Group, Inc.	6,810	324,360
Old Republic International Corporation	24,560	311,421
Protective Life Corporation	13,253	291,433
Hanover Insurance Group, Inc.	5,613	244,783
HCC Insurance Holdings, Inc.	7,960	219,696

Total Financials		7,665,379

Consumer Discretionary - 14.6%
Foot Locker, Inc.	81,431	1,224,722
Regis Corporation	50,367	940,856
Saks, Inc.*	97,450	838,070
Barnes & Noble, Inc.	34,944	755,489
Rent-A-Center, Inc. — Class A*	30,210	714,467
Boyd Gaming Corporation*	54,340	536,879
Coldwater Creek, Inc.*	71,510	496,280
Brinker International, Inc.	21,575	415,966
Bob Evans Farms, Inc.	12,033	371,940
Scholastic Corporation	12,270	343,560
Harte-Hanks, Inc.	23,969	308,241

Total Consumer Discretionary		6,946,470

Health Care - 9.7%
Kindred Healthcare, Inc.*	85,672	1,546,380
Health Net, Inc.*	38,350	953,764
Owens & Minor, Inc.	17,030	790,022
Omnicare, Inc.	27,360	774,014

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5% (continued)
Health Care - 9.7% (continued)
LifePoint Hospitals, Inc.*	15,390	$566,044

Total Health Care		4,630,224

Utilities - 8.9%
Dynegy, Inc. — Class A*	520,863	656,287
PNM Resources, Inc.	35,606	446,143
N.V. Energy, Inc.	34,104	420,502
Atmos Energy Corporation	14,080	402,266
UGI Corporation	15,120	401,285
Hawaiian Electric Industries, Inc.	16,030	359,874
Great Plains Energy, Inc.	19,052	353,796
Alliant Energy Corporation	10,280	341,913
Black Hills Corporation	9,547	289,751
WGL Holdings, Inc.	8,270	286,555
Westar Energy, Inc.	11,797	263,073

Total Utilities		4,221,445

Information Technology - 8.8%
Tech Data Corporation*	20,383	854,048
Ingram Micro, Inc. — Class A*	45,053	790,680
Arrow Electronics, Inc.*	24,201	729,176
NCR Corporation*	45,670	630,246
Avnet, Inc.*	11,325	339,750
Diebold, Inc.	8,950	284,252
Convergys Corporation*	22,480	275,605
SRA International, Inc. — Class A*	12,550	260,914

Total Information Technology		4,164,671

Consumer Staples - 7.9%
Smithfield Foods, Inc.*	52,711	1,093,226
BJ’s Wholesale Club, Inc.*	23,540	870,744
Ruddick Corporation	18,830	595,781
Universal Corporation	9,606	506,140
Corn Products International, Inc.	12,210	423,199
Ralcorp Holdings, Inc.*	4,256	288,472

Total Consumer Staples		3,777,562

Energy - 5.9%
Frontier Oil Corporation	81,909	1,105,771
Patriot Coal Corporation*	36,173	740,100
Overseas Shipholding Group, Inc.	18,490	725,363
Patterson-UTI Energy, Inc.	17,470	244,056

Total Energy		2,815,290

Materials - 5.3%
Ashland, Inc.	20,730	1,093,922
Commercial Metals Company	39,240	590,955
Worthington Industries, Inc.	26,966	466,242
Cytec Industries, Inc.	7,574	354,009

Total Materials		2,505,128

Telecommunication Services - 0.8%
Telephone & Data Systems, Inc.	11,290	382,167

TOTAL COMMON STOCKS
(Cost $40,397,732)		47,315,392

Schedule of Investments	Domestic Equity Funds
March 31, 2010	S&P MidCap 400 Pure Value Fund

		Market
	Shares	Value
WARRANTS(b) - 0.0%
Consumer Discretionary - 0.0%
Krispy Kreme Doughnuts, Inc.* $12.21, 3/2/2012	27	$—

TOTAL WARRANTS
(Cost $—)		—

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.8%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	$399,731	$399,731

TOTAL REPURCHASE AGREEMENT
(Cost $399,731)		399,731

Total Investments - 100.3%
(Cost $40,797,463)		$47,715,123
Liabilities, Less Cash & Other Assets - (0.3)%		(151,033)

Total Net Assets - 100.0%		$47,564,090

*	Non-income producing security

†	Repurchase Agreements.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

Schedule of Investments	Domestic Equity Funds
March 31, 2010	S&P SmallCap 600 Pure Growth Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5%
Information Technology - 29.5%
Perficient, Inc.*	20,244	$228,150
Blue Coat Systems, Inc.*	7,165	222,402
Diodes, Inc.*	8,195	183,568
Wright Express Corporation*	5,861	176,533
TriQuint Semiconductor, Inc.*	24,454	171,178
Radiant Systems, Inc.*	10,862	155,001
Ebix, Inc.*	9,696	154,845
Interactive Intelligence, Inc.*	8,120	151,763
comScore, Inc.*	8,861	147,890
Netscout Systems, Inc.*	9,890	146,273
Cybersource Corporation*	7,753	136,763
Blackbaud, Inc.	5,073	127,789
CommVault Systems, Inc.*	5,838	124,641
Compellent Technologies, Inc.*	7,099	124,587
Novatel Wireless, Inc.*	17,570	118,246
Sigma Designs, Inc.*	9,990	117,183
Hittite Microwave Corporation*	2,638	115,993
Synaptics, Inc.*	3,876	107,016
TTM Technologies, Inc.*	11,940	106,027
Tessera Technologies, Inc.*	5,224	105,943
Smith Micro Software, Inc.*	11,943	105,576
JDA Software Group, Inc.*	3,400	94,588
Taleo Corporation — Class A*	3,640	94,312
Veeco Instruments, Inc.*	2,094	91,089
Epicor Software Corporation*	9,457	90,409
TeleTech Holdings, Inc.*	5,260	89,841
Concur Technologies, Inc.*	2,157	88,459
Mercury Computer Systems, Inc.*	6,252	85,777
CSG Systems International, Inc.*	4,070	85,307
Skyworks Solutions, Inc.*	5,322	83,023
Manhattan Associates, Inc.*	3,226	82,198
Netgear, Inc.*	3,089	80,623
Tyler Technologies, Inc.*	4,179	78,398
Stratasys, Inc.*	3,177	77,455
Websense, Inc.*	3,340	76,052
j2 Global Communications, Inc.*	3,083	72,142
DealerTrack Holdings, Inc.*	3,954	67,534
Kopin Corporation*	16,460	60,902
Pericom Semiconductor Corporation*	5,653	60,544
MAXIMUS, Inc.	830	50,572
FARO Technologies, Inc.*	1,872	48,204
Cymer, Inc.*	1,189	44,350
Stamps.com, Inc.*	4,019	40,592
Knot, Inc.*	3,405	26,627
Global Payments, Inc.	1	46

Total Information Technology		4,696,411

Consumer Discretionary - 24.2%
True Religion Apparel, Inc.*	6,950	211,002
Lumber Liquidators Holdings, Inc.*	7,497	199,945
Deckers Outdoor Corporation*	1,268	174,984
CROCS, Inc.*	18,987	166,516
Texas Roadhouse, Inc. — Class A*	11,488	159,568
Buffalo Wild Wings, Inc.*	3,180	152,990
Iconix Brand Group, Inc.*	9,900	152,064
Cracker Barrel Old Country Store, Inc.	3,139	145,587

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5% (continued)
Consumer Discretionary - 24.2% (continued)
National Presto Industries, Inc.	1,215	$144,476
Blue Nile, Inc.*	2,551	140,356
BJ’s Restaurants, Inc.*	6,020	140,266
Jos A. Bank Clothiers, Inc.*	2,456	134,220
HSN, Inc.*	4,421	130,154
Zumiez, Inc.*	6,050	123,964
Dress Barn, Inc.*	4,722	123,528
CEC Entertainment, Inc.*	3,188	121,463
Coinstar, Inc.*	3,689	119,893
Volcom, Inc.*	6,122	119,501
Gymboree Corporation*	2,302	118,852
PF Chang’s China Bistro, Inc.*	2,578	113,767
Sturm Ruger & Company, Inc.	9,341	111,999
California Pizza Kitchen, Inc.*	6,090	102,251
Buckle, Inc.	2,407	88,481
NutriSystem, Inc.	4,913	87,501
Peet’s Coffee & Tea, Inc.*	2,180	86,437
Big 5 Sporting Goods Corporation	5,231	79,616
Capella Education Company*	760	70,558
Interval Leisure Group, Inc.*	4,260	62,026
Hibbett Sports, Inc.*	2,352	60,164
Polaris Industries, Inc.	1,090	55,764
Monro Muffler Brake, Inc.	1,550	55,428
Arbitron, Inc.	1,810	48,255
Universal Electronics, Inc.*	2,130	47,584

Total Consumer Discretionary		3,849,160

Health Care - 18.1%
IPC The Hospitalist Company, Inc.*	4,476	157,152
Quality Systems, Inc.	2,479	152,310
Catalyst Health Solutions, Inc.*	3,441	142,389
American Medical Systems Holdings, Inc.*	7,310	135,820
Regeneron Pharmaceuticals, Inc.*	5,088	134,781
HMS Holdings Corporation*	2,580	131,554
Healthways, Inc.*	8,168	131,260
Align Technology, Inc.*	6,710	129,771
Odyssey HealthCare, Inc.*	6,960	126,046
Salix Pharmaceuticals, Ltd.*	3,354	124,937
Cooper Companies, Inc.	2,830	110,030
Amedisys, Inc.*	1,986	109,667
RehabCare Group, Inc.*	3,940	107,444
Integra LifeSciences Holdings Corporation*	2,357	103,307
Natus Medical, Inc.*	6,171	98,181
Genoptix, Inc.*	2,760	97,952
Air Methods Corporation*	2,810	95,540
Mednax, Inc.*	1,627	94,675
Cubist Pharmaceuticals, Inc.*	3,803	85,720
Bio-Reference Labs, Inc.*	1,670	73,430
Abaxis, Inc.*	2,694	73,250
Par Pharmaceutical Companies, Inc.*	2,880	71,424
LHC Group, Inc.*	2,123	71,184
Cantel Medical Corporation	3,550	70,467
Enzo Biochem, Inc.*	11,643	70,091
Dionex Corporation*	677	50,626
Neogen Corporation*	1,912	47,991

Schedule of Investments	Domestic Equity Funds
March 31, 2010	S&P SmallCap 600 Pure Growth Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5% (continued)
Health Care - 18.1% (continued)
Almost Family, Inc.*	1,200	$45,228
Zoll Medical Corporation*	1,470	38,749

Total Health Care		2,880,976

Financials - 7.7%
DiamondRock Hospitality Company*	12,020	121,522
World Acceptance Corporation*	3,315	119,605
eHealth, Inc.*	6,769	106,612
optionsXpress Holdings, Inc.	6,245	101,731
Medical Properties Trust, Inc.	9,556	100,147
Portfolio Recovery Associates, Inc.*	1,821	99,918
Stifel Financial Corporation*	1,835	98,631
Signature Bank NY*	2,230	82,622
Cash America International, Inc.	2,071	81,763
Forestar Group, Inc.*	3,828	72,273
Tower Group, Inc.	3,230	71,609
First Cash Financial Services, Inc.*	3,207	69,175
Acadia Realty Trust	3,016	53,866
TradeStation Group, Inc.*	5,631	39,473

Total Financials		1,218,947

Energy - 6.2%
Tetra Technologies, Inc.*	13,787	168,477
Oil States International, Inc.*	3,654	165,672
Dril-Quip, Inc.*	2,503	152,282
Gulf Island Fabrication, Inc.	5,320	115,710
Superior Well Services, Inc.*	8,415	112,593
Hornbeck Offshore Services, Inc.*	5,515	102,414
St. Mary Land & Exploration Company	2,017	70,212
Lufkin Industries, Inc.	640	50,656
CARBO Ceramics, Inc.	696	43,389

Total Energy		981,405

Consumer Staples - 5.4%
Andersons, Inc.	5,940	198,871
Darling International, Inc.*	17,008	152,392
TreeHouse Foods, Inc.*	3,354	147,140
Cal-Maine Foods, Inc.	3,200	108,448
Sanderson Farms, Inc.	1,840	98,642

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5% (continued)
Consumer Staples - 5.4% (continued)
Boston Beer Company, Inc. —
Class A*	1,635	$85,445
Calavo Growers, Inc.	4,070	74,237

Total Consumer Staples		865,175

Industrials - 5.1%
Baldor Electric Company	4,452	166,505
AZZ, Inc.	3,465	117,290
Allegiant Travel Company — Class A*	1,662	96,163
GenCorp, Inc.*	13,500	77,760
Stanley, Inc.*	2,739	77,486
Gardner Denver, Inc.	1,747	76,938
Heidrick & Struggles International, Inc.	2,290	64,189
SYKES Enterprises, Inc.*	2,414	55,136
AAON, Inc.	2,067	46,755
Tetra Tech, Inc.*	1,340	30,874

Total Industrials		809,096

Materials - 2.4%
NewMarket Corporation	1,429	147,173
Balchem Corporation	4,447	109,618
Schweitzer-Mauduit International, Inc.	1,360	64,682
AMCOL International Corporation	2,000	54,400

Total Materials		375,873

Telecommunication Services - 0.9%
NTELOS Holdings Corporation	4,220	75,074
Cbeyond, Inc.*	4,544	62,162

Total Telecommunication Services		137,236

TOTAL COMMON STOCKS
(Cost $12,674,468)		15,814,279

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 1.1%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	175,112	175,112

TOTAL REPURCHASE AGREEMENT
(Cost $175,112)		175,112

Total Investments - 100.6%
(Cost $12,849,580)		$15,989,391
Liabilities, Less Cash & Other Assets - (0.6)%		(90,888)

Total Net Assets - 100.0%		$15,898,503

*	Non-income producing security

†	Repurchase Agreements.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

Schedule of Investments	Domestic Equity Funds
March 31, 2010	S&P SmallCap 600 Pure Value Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5%
Consumer Discretionary - 27.4%
Quiksilver, Inc.*	361,287	$1,708,888
Tuesday Morning Corporation*	223,504	1,472,891
Arctic Cat, Inc.*	52,595	570,656
Perry Ellis International, Inc.*	24,585	556,850
Jakks Pacific, Inc.*	39,004	509,002
Red Robin Gourmet Burgers, Inc.*	19,950	487,578
Ruby Tuesday, Inc.*	44,303	468,283
Fred’s, Inc. — Class A	38,484	461,038
Cabela’s, Inc.*	23,371	408,759
Group 1 Automotive, Inc.*	12,680	403,985
PEP Boys-Manny Moe & Jack	35,888	359,598
Callaway Golf Company	36,922	325,652
Audiovox Corporation — Class A*	39,389	306,446
Brown Shoe Company, Inc.	19,037	294,693
Standard Motor Products, Inc.	29,038	288,057
Finish Line, Inc. — Class A	17,248	281,487
HOT Topic, Inc.*	42,478	276,107
Movado Group, Inc.	24,460	275,909
Nautilus, Inc.*	87,609	264,579
Live Nation Entertainment, Inc.*	16,383	237,553
Stage Stores, Inc.	13,273	204,271
Landry’s Restaurants, Inc.*	11,206	200,812
MarineMax, Inc.*	18,652	200,696
Haverty Furniture Companies, Inc.	12,164	198,516
Blyth, Inc.	6,306	197,063
Christopher & Banks Corporation	24,523	196,184
CKE Restaurants, Inc.	17,619	195,042
O’Charleys, Inc.*	21,736	194,320
Zale Corporation*	69,040	189,170
Superior Industries International, Inc.	8,892	142,983
Lithia Motors, Inc. — Class A*	21,577	138,093
K-Swiss, Inc. — Class A*	10,254	107,257

Total Consumer Discretionary		12,122,418

Industrials - 20.7%
NCI Building Systems, Inc.*	70,196	774,964
Kelly Services, Inc. — Class A*	36,882	614,454
Volt Information Sciences, Inc.*	54,029	551,636
Lydall, Inc.*	63,743	500,383
CDI Corporation	33,219	486,990
Bowne & Company, Inc.	43,588	486,442
Skywest, Inc.	27,327	390,230
Viad Corporation	15,572	320,005
SFN Group, Inc.*	39,464	316,107
EMCOR Group, Inc.*	11,610	285,954
Ceradyne, Inc.*	12,214	277,136
ABM Industries, Inc.	11,847	251,156
Dycom Industries, Inc.*	28,611	250,918
Standard Register Company	45,467	243,248
United Stationers, Inc.*	4,050	238,342
Arkansas Best Corporation	7,877	235,365
EnPro Industries, Inc.*	7,940	230,895
Mueller Industries, Inc.	8,058	215,874
School Specialty, Inc.*	9,460	214,837
Gibraltar Industries, Inc.*	16,790	211,722
Lawson Products, Inc.	12,673	196,051
Apogee Enterprises, Inc.	12,031	190,210

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5% (continued)
Industrials - 20.7% (continued)
AAR Corporation*	7,511	$186,423
Comfort Systems USA, Inc.	14,596	182,304
Universal Forest Products, Inc.	4,693	180,774
Standex International Corporation	6,373	164,232
Cascade Corporation	5,060	162,983
Griffon Corporation*	12,869	160,348
Encore Wire Corporation	7,620	158,496
Moog, Inc. — Class A*	4,226	149,685
Astec Industries, Inc.*	4,154	120,300
Tredegar Corporation	6,823	116,537
Briggs & Stratton Corporation	5,386	105,027

Total Industrials		9,170,028

Financials - 20.2%
National Financial Partners
Corporation*	55,274	779,364
Susquehanna Bancshares, Inc.	63,461	622,553
First BanCorp	251,734	606,679
Whitney Holding Corporation	39,257	541,354
Pennsylvania Real Estate Investment Trust	37,338	465,605
Hanmi Financial Corporation*	192,382	461,717
Kite Realty Group Trust	96,310	455,546
LaBranche & Company, Inc.*	79,262	416,918
First Commonwealth Financial Corporation	61,147	410,296
National Penn Bancshares, Inc.	55,050	379,845
Pinnacle Financial Partners, Inc.*	21,716	328,129
Lexington Realty Trust	49,720	323,677
Stewart Information Services Corporation	21,514	296,893
United Community Banks, Inc.*	63,646	280,679
South Financial Group, Inc.	404,239	279,451
Umpqua Holdings Corporation	17,675	234,371
Cedar Shopping Centers, Inc.	28,729	227,246
Sterling Bancshares, Inc.	35,561	198,430
First Midwest Bancorp, Inc.	14,399	195,107
Rewards Network, Inc.	13,550	181,570
Selective Insurance Group	10,720	177,952
Sterling Bancorp	15,706	157,845
Wintrust Financial Corporation	4,130	153,677
East West Bancorp, Inc.	8,741	152,268
Presidential Life Corporation	15,060	150,148
Colonial Properties Trust	10,458	134,699
United Fire & Casualty Company	7,376	132,694
SWS Group, Inc.	9,538	109,973
Safety Insurance Group, Inc.	2,902	109,318

Total Financials		8,964,004

Health Care - 8.4%
Medcath Corporation*	47,578	498,142
Molina Healthcare, Inc.*	18,713	471,006
Osteotech, Inc.*	112,758	442,011
AMN Healthcare Services, Inc.*	47,572	418,634
Res-Care, Inc.*	30,662	367,637
Centene Corporation*	13,698	329,300
PharMerica Corporation*	16,924	308,355
Kendle International, Inc.*	14,314	250,209
AMERIGROUP Corporation*	6,972	231,749

Schedule of Investments	Domestic Equity Funds
March 31, 2010	S&P SmallCap 600 Pure Value Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5% (continued)
Health Care - 8.4% (continued)
Healthspring, Inc.*	9,307	$163,803
Gentiva Health Services, Inc.*	4,370	123,584
Symmetry Medical, Inc.*	12,099	121,474

Total Health Care		3,725,904

Information Technology - 6.9%
Ciber, Inc.*	196,212	733,833
Gerber Scientific, Inc.*	77,941	484,014
SYNNEX Corporation*	12,090	357,380
Heartland Payment Systems, Inc.	17,358	322,859
EMS Technologies, Inc.*	15,631	259,474
Black Box Corporation	7,829	240,820
Scansource, Inc.*	7,277	209,432
Insight Enterprises, Inc.*	11,413	163,891
CTS Corporation	16,743	157,719
Digi International, Inc.*	11,595	123,371

Total Information Technology		3,052,793

Energy - 5.7%
Basic Energy Services, Inc.*	71,585	551,920
Petroleum Development Corporation*	22,515	521,672
Seahawk Drilling, Inc.*	22,547	425,011
Penn Virginia Corporation	11,364	278,418
World Fuel Services Corporation	9,920	264,269
Matrix Service Company*	22,981	247,276
Pioneer Drilling Company*	16,639	117,139
Bristow Group, Inc.*	2,760	104,135

Total Energy		2,509,840

Consumer Staples - 4.5%
Alliance One International, Inc.*	77,434	394,139
Spartan Stores, Inc.	25,408	366,384
Nash Finch Company	10,397	349,859
Mannatech, Inc.	89,112	297,634
Central Garden and Pet Company — Class A*	23,252	212,988
United Natural Foods, Inc.*	5,140	144,588

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5% (continued)
Consumer Staples - 4.5% (continued)
Great Atlantic & Pacific Tea Company*	15,184	$116,461
Casey’s General Stores, Inc.	3,070	96,398

Total Consumer Staples		1,978,451

Materials - 4.3%
Olympic Steel, Inc.	11,351	370,610
AM Castle & Company	26,557	347,631
A. Schulman, Inc.	10,622	259,920
Century Aluminum Company*	18,338	252,331
OM Group, Inc.*	6,430	217,848
Quaker Chemical Corporation	6,368	172,637
Penford Corporation	14,616	149,814
Myers Industries, Inc.	11,328	118,718

Total Materials		1,889,509

Utilities - 1.4%
Laclede Group, Inc.	5,110	172,309
Central Vermont Public Service
Corporation	6,118	123,400
Southwest Gas Corporation	4,020	120,279
CH Energy Group, Inc.	2,726	111,330
New Jersey Resources Corporation	2,593	97,393

Total Utilities		624,711

TOTAL COMMON STOCKS
(Cost $37,891,080)		44,037,658

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b) † - 0.4%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	173,672	173,672

TOTAL REPURCHASE AGREEMENT
(Cost $173,672)		173,672

Total Investments - 99.9%
(Cost $38,064,752)		$44,211,330
Cash & Other Assets, Less Liabilities - 0.1%		50,317

Total Net Assets - 100.0%		$44,261,647

*	Non-income producing security

†	Repurchase Agreements.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

Schedule of Investments	Specialty Funds
March 31, 2010	Strengthening U.S. Dollar 2x Strategy Fund

	Face	Market
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES(b) - 15.9%
Federal Home Loan Bank** 0.04% due 4/1/10	1,000,000	1,000,000
Farmer Mac** 0.04% due 4/1/10	1,000,000	1,000,000

TOTAL FEDERAL AGENCY DISCOUNT NOTES
(Cost $2,000,000)		2,000,000

REPURCHASE AGREEMENTS(b)† - 79.2%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	2,671,866	2,671,866
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	1,524,216	1,524,216
UBS Financial Services, Inc. issued 03/31/10 at 0.01% due 04/01/10	1,524,216	1,524,216
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	1,524,216	1,524,216
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	1,524,216	1,524,216
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	1,197,381	1,197,381

TOTAL REPURCHASE AGREEMENTS
(Cost $9,966,111)		9,966,111

Total Investments - 95.1%
(Cost $11,966,111)		$11,966,111
Cash & Other Assets, Less Liabilities - 4.9%		610,326

Total Net Assets - 100.0%		$12,576,437

		Unrealized
	Contracts	Gain
CURRENCY FUTURES CONTRACTS PURCHASED(a)
June 2010 U.S. Dollar Index Futures Contracts (Aggregate Market Value of Contracts $17,154,300)	211	$78,351

		Unrealized
	Units	Gain
CURRENCY INDEX SWAP AGREEMENTS(b)
Goldman Sachs International May 2010 U.S. Dollar Index Swap, Terminating 05/28/10††† (Notional Market Value $7,994,136)	98,417	$59,078

†	Repurchase Agreements.

††	All or a portion of this security is pledged as currency index swap collateral at March 31, 2010.

†††	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

**	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

Schedule of Investments	Sector Funds
March 31, 2010	Technology Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5%
Information Technology - 99.5%
Microsoft Corporation	40,894	$1,196,967
Apple, Inc.*	4,834	1,135,652
Google, Inc. — Class A*	1,848	1,047,835
International Business Machines Corporation	7,610	975,983
Cisco Systems, Inc.*	35,004	911,154
Oracle Corporation	33,338	856,453
Hewlett-Packard Company	15,906	845,404
Intel Corporation	36,971	822,974
QUALCOMM, Inc.	15,154	636,317
Visa, Inc. — Class A	6,974	634,843
Research In Motion, Ltd.*	6,583	486,813
EMC Corporation*	25,267	455,817
Mastercard, Inc. — Class A	1,775	450,850
eBay, Inc.*	16,000	431,200
Corning, Inc.	20,968	423,763
Infosys Technologies, Ltd. ADR	7,170	421,955
Accenture PLC — Class A	9,952	417,486
Dell, Inc.*	27,513	412,970
Texas Instruments, Inc.	16,773	410,435
Yahoo!, Inc.*	21,912	362,205
Baidu, Inc. ADR*	600	358,200
VMware, Inc. — Class A*	6,720	358,176
Automatic Data Processing, Inc.	7,966	354,248
Applied Materials, Inc.	24,475	329,923
Adobe Systems, Inc.*	9,106	322,079
Juniper Networks, Inc.*	9,939	304,929
Broadcom Corporation — Class A	8,841	293,344
Motorola, Inc.*	41,394	290,586
Cognizant Technology Solutions Corporation — Class A*	5,692	290,178
Activision Blizzard, Inc.	24,020	289,681
Symantec Corporation*	16,256	275,052
Xerox Corporation	28,109	274,063
Marvell Technology Group, Ltd.*	13,243	269,892
Tyco Electronics, Ltd.	9,710	266,831
Agilent Technologies, Inc.*	7,723	265,594
Nokia Oyj ADR	17,048	264,926
CA, Inc.	11,053	259,414
Western Union Company	15,230	258,301
NetApp, Inc.*	7,664	249,540
Intuit, Inc.*	7,192	246,973
Taiwan Semiconductor Manufacturing Company, Ltd. ADR	23,392	245,382
Paychex, Inc.	7,952	244,126
NVIDIA Corporation*	13,434	233,483
Salesforce.com, Inc.*	3,080	229,306
Micron Technology, Inc.*	21,910	227,645
SAP AG ADR	4,700	226,399
Western Digital Corporation*	5,757	224,465
Fidelity National Information Services, Inc.	9,471	222,000
SanDisk Corporation*	6,406	221,840
Seagate Technology	12,090	220,763
Citrix Systems, Inc.*	4,642	220,356
Computer Sciences Corporation*	3,985	217,143

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5% (continued)
Information Technology - 99.5% (continued)
Analog Devices, Inc.	7,401	$213,297
ASML Holding N.V.	6,005	212,577
Fiserv, Inc.*	4,109	208,573
Cree, Inc.*	2,965	208,202
Check Point Software Technologies*	5,927	207,801
Amphenol Corporation — Class A	4,728	199,474
Altera Corporation	8,129	197,616
Autodesk, Inc.*	6,672	196,290
BMC Software, Inc.*	5,146	195,548
Telefonaktiebolaget LM Ericsson ADR	18,624	194,248
Dolby Laboratories, Inc. — Class A*	3,310	194,198
SAIC, Inc.*	10,950	193,815
Xilinx, Inc.	7,582	193,341
AU Optronics Corporation ADR	17,040	193,063
Amdocs, Ltd.*	6,291	189,422
Flextronics International, Ltd.*	24,160	189,414
McAfee, Inc.*	4,677	187,688
Harris Corporation	3,932	186,731
Linear Technology Corporation	6,547	185,149
Electronic Arts, Inc.*	9,858	183,950
Maxim Integrated Products, Inc.	9,470	183,623
Advanced Micro Devices, Inc.*	19,780	183,361
KLA-Tencor Corporation	5,895	182,273
Red Hat, Inc.*	6,044	176,908
Lam Research Corporation*	4,683	174,770
Akamai Technologies, Inc.*	5,550	174,326
Microchip Technology, Inc.	6,028	169,749
Teradata Corporation*	5,780	166,984
F5 Networks, Inc.*	2,670	164,232
Avnet, Inc.*	5,396	161,880
Nuance Communications, Inc.*	9,711	161,591
VeriSign, Inc.*	6,209	161,496
FLIR Systems, Inc.*	5,690	160,458
Hewitt Associates, Inc. — Class A*	3,710	147,584
Equinix, Inc.*	1,504	146,399
Global Payments, Inc.	3,179	144,803
MEMC Electronic Materials, Inc.*	9,290	142,416
ANSYS, Inc.*	3,292	142,017
Molex, Inc.	6,680	139,345
LSI Corporation*	22,760	139,291
Alliance Data Systems Corporation*	2,150	137,579
National Semiconductor Corporation	9,413	136,018
Lender Processing Services, Inc.	3,600	135,900
Logitech International S.A.*	8,050	131,537
Brocade Communications Systems, Inc.*	21,100	120,481
RF Micro Devices, Inc.*	17,040	84,859

Total Information Technology		29,792,191

TOTAL COMMON STOCKS
(Cost $19,307,496)		29,792,191

Schedule of Investments	Sector Funds
March 31, 2010	Technology Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.6%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	$184,753	$184,753

TOTAL REPURCHASE AGREEMENT
(Cost $184,753)		$184,753

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.6% (continued)
Total Investments - 100.1%
(Cost $19,492,249)		$29,976,944
Liabilities, Less Cash & Other Assets - (0.1)%		(31,411)

Total Net Assets - 100.0%		$29,945,533

*	Non-income producing security

†	Repurchase Agreements.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

ADR	American Depositary Receipt

PLC	Public Limited Company

Schedule of Investments	Sector Funds
March 31, 2010	Telecommunications Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5%
Telecommunication Services - 52.5%
AT&T, Inc.	16,769	$433,311
Vodafone Group PLC ADR	17,352	404,128
Verizon Communications, Inc.	10,785	334,551
American Tower Corporation — Class A*	3,386	144,277
Crown Castle International Corporation*	3,141	120,080
CenturyTel, Inc.	3,270	115,954
America Movil SAB de CV ADR	2,200	110,748
Millicom International Cellular S.A.	1,226	109,298
NII Holdings, Inc.*	2,260	94,152
China Mobile, Ltd. ADR	1,627	78,291
Windstream Corporation	7,026	76,513
SBA Communications Corporation — Class A*	2,060	74,304
Mobile Telesystems OJSC ADR	1,182	65,601
Vimpel-Communications ADR	3,479	64,048
Clearwire Corporation — Class A*	8,061	57,636
tw telecom inc — Class A*	3,164	57,427
MetroPCS Communications, Inc.*	7,926	56,116
Frontier Communications Corporation	7,258	54,000
Telefonica S.A. ADR	718	51,050
Vivo Participacoes S.A. ADR	1,845	50,018
China Unicom Hong Kong, Ltd. ADR	4,354	48,547
Syniverse Holdings, Inc.*	2,130	41,471
Telephone & Data Systems, Inc.	1,176	39,808
Leap Wireless International, Inc.*	2,432	39,788
Cellcom Israel, Ltd.	949	32,427
AboveNet, Inc.*	564	28,612
Iowa Telecommunications Services, Inc.	1,548	25,852
Cbeyond, Inc.*	1,736	23,748
Neutral Tandem, Inc.*	1,483	23,698
Cogent Communications Group, Inc.*	2,199	22,892
Alaska Communications Systems Group, Inc.	2,513	20,406

Total Telecommunication Services		2,898,752

Information Technology - 47.0%
Cisco Systems, Inc.*	16,458	428,402
QUALCOMM, Inc.	7,125	299,179
Research In Motion, Ltd.*	3,102	229,393
Juniper Networks, Inc.*	4,676	143,460
Motorola, Inc.*	19,465	136,644
Nokia Oyj ADR	6,374	99,052
Harris Corporation	1,850	87,856
F5 Networks, Inc.*	1,237	76,088
JDS Uniphase Corporation*	5,045	63,214
3Com Corporation*	8,099	62,281

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5% (continued)
Information Technology - 47.0% (continued)
Tellabs, Inc.	7,928	$60,015
Brocade Communications Systems, Inc.*	9,924	56,666
CommScope, Inc.*	2,002	56,096
Polycom, Inc.*	1,801	55,074
Telefonaktiebolaget LM Ericsson ADR	5,014	52,296
Riverbed Technology, Inc.*	1,782	50,609
ADTRAN, Inc.	1,666	43,899
Plantronics, Inc.	1,393	43,573
Arris Group, Inc.*	3,624	43,524
Ciena Corporation*	2,837	43,236
Aruba Networks, Inc.*	3,012	41,144
Blue Coat Systems, Inc.*	1,279	39,700
InterDigital, Inc.*	1,393	38,809
Tekelec*	2,124	38,572
Acme Packet, Inc.*	1,922	37,056
Emulex Corporation*	2,724	36,175
Netgear, Inc.*	1,296	33,826
Comtech Telecommunications Corporation*	1,034	33,078
Viasat, Inc.*	916	31,703
DG FastChannel, Inc.*	943	30,129
ADC Telecommunications, Inc.*	4,059	29,671
Infinera Corporation*	3,244	27,639
Harmonic, Inc.*	4,040	25,492
Palm, Inc.*	6,086	22,883

Total Information Technology		2,596,434

TOTAL COMMON STOCKS
(Cost $4,095,435)		5,495,186

RIGHTS(b) - 0.0%
Telecommunication Services - 0.0%
Clearwire Corp. * Expires 6/21/2010	5,490	1,016

TOTAL RIGHTS
(Cost $—)		1,016

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.6%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	33,749	33,749

TOTAL REPURCHASE AGREEMENT
(Cost $33,749)		33,749

Total Investments - 100.1%
(Cost $4,129,184)		$5,529,951
Liabilities, Less Cash & Other Assets — (0.1)%		(4,622)

Total Net Assets - 100.0%		$5,525,329

Schedule of Investments	Sector Funds
March 31, 2010	Telecommunications Fund

*	Non-income producing security

†	Repurchase Agreements.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

ADR	American Depositary Receipt

PLC	Public Limited Company

Schedule of Investments	Sector Funds
March 31, 2010	Transportation Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.6%
Industrials - 99.6%
United Parcel Service, Inc. — Class B	19,902	$1,281,888
Union Pacific Corporation	13,414	983,246
FedEx Corporation	9,093	849,286
Norfolk Southern Corporation	13,133	734,003
CSX Corporation	14,016	713,414
Delta Air Lines, Inc.*	39,483	576,057
Southwest Airlines Company	38,805	513,002
CH Robinson Worldwide, Inc.	8,588	479,640
Expeditors International of Washington, Inc.	11,967	441,822
J.B. Hunt Transport Services, Inc.	9,515	341,398
Hertz Global Holdings, Inc.*	34,023	339,890
Kansas City Southern*	8,449	305,600
Canadian National Railway Company	5,016	303,920
UAL Corporation*	15,001	293,270
AMR Corporation*	31,150	283,777
Continental Airlines, Inc. — Class B*	12,825	281,765
Canadian Pacific Railway, Ltd.	4,171	234,577
Landstar System, Inc.	5,583	234,374
Ryder System, Inc.	5,891	228,335
Kirby Corporation*	5,815	221,842
Knight Transportation, Inc.	10,269	216,573
Con-Way, Inc.	6,043	212,230
Werner Enterprises, Inc.	9,114	211,171
JetBlue Airways Corporation*	37,750	210,645
DryShips, Inc.*	35,014	204,482
Alaska Air Group, Inc.*	4,818	198,646
Atlas Air Worldwide Holdings, Inc.*	3,590	190,450
Diana Shipping, Inc.*	12,440	188,093
Copa Holdings S.A. — Class A	3,080	187,264

		Market
	Shares	Value
COMMON STOCKS(a) - 99.6% (continued)
Industrials - 99.6% (continued)
Old Dominion Freight Line, Inc.*	5,384	$179,772
US Airways Group, Inc.*	24,450	179,708
Allegiant Travel Company — Class A*	3,105	179,655
Avis Budget Group, Inc.*	15,080	173,420
Dollar Thrifty Automotive Group, Inc.*	4,830	155,188
Aegean Marine Petroleum Network, Inc.	5,150	146,157
Arkansas Best Corporation	4,680	139,839
Genco Shipping & Trading, Ltd.*	6,430	135,737
AirTran Holdings, Inc.*	26,590	135,077
Heartland Express, Inc.	6,386	105,369
Eagle Bulk Shipping, Inc.*	18,360	97,492
Genesee & Wyoming, Inc. — Class A*	2,600	88,712
HUB Group, Inc. — Class A*	2,930	81,981
UTi Worldwide, Inc.	5,070	77,672
Alexander & Baldwin, Inc.	2,280	75,354

Total Industrials		13,411,793

TOTAL COMMON STOCKS
(Cost $10,779,567)		13,411,793

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.9%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	118,969	118,969

TOTAL REPURCHASE AGREEMENT
(Cost $118,969)		118,969

Total Investments - 100.5%
(Cost $10,898,536)		$13,530,762
Liabilities, Less Cash & Other Assets - (0.5)%		(61,195)

Total Net Assets - 100.0%		$13,469,567

*	Non-income producing security

†	Repurchase Agreements.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

Schedule of Investments	Money Market Fund
March 31, 2010	U.S. Government Money Market Fund

	Face	Market
	Amount	Value
WORLD BANK DISCOUNT NOTE(b) - 11.7%
IBRD Discount Note	$25,000,000	$24,994,375

TOTAL WORLD BANK DISCOUNT NOTE
(Cost $24,994,375)		24,994,375

FEDERAL AGENCY DISCOUNT NOTES(b) - 58.7%
Federal Home Loan Mortgage Corporation**
0.14% due 04/27/10	25,000,000	24,997,472
0.26% due 10/26/10	25,000,000	24,962,445
Federal National Mortgage Association*
0.15% due 05/03/10	25,000,000	24,996,667
0.30% due 12/01/10	25,000,000	24,949,166
Farmer Mac**
0.12% due 05/13/10	25,000,000	24,996,500

TOTAL FEDERAL AGENCY DISCOUNT NOTES
(Cost $124,902,250)		124,902,250

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS(b)† - 35.0%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	$22,650,541	$22,650,541
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	12,921,418	12,921,418
UBS Financial Services, Inc. issued 03/31/10 at 0.01% due 04/01/10	12,921,418	12,921,418
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	12,921,418	12,921,418
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	12,921,418	12,921,418

TOTAL REPURCHASE AGREEMENTS
(Cost $74,336,213)		74,336,213

Total Investments - 105.4%
(Cost $224,232,838)		$224,232,838
Liabilities, Less Cash & Other Assets - (5.4)%		(11,517,615)

Total Net Assets - 100.0%		$212,715,223

†	Repurchase Agreements.

*	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

**	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

(b)	Value determined based on Level 2 inputs.

Schedule of Investments	Sector Funds
March 31, 2010	Utilities Fund

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5%
Utilities - 99.5%
Exelon Corporation	11,119	$487,123
Southern Company	14,166	469,745
Dominion Resources, Inc.	11,073	455,211
Duke Energy Corporation	25,627	418,233
FPL Group, Inc.	8,444	408,099
American Electric Power Company, Inc.	10,655	364,188
PG&E Corporation	8,465	359,085
Entergy Corporation	4,408	358,591
Public Service Enterprise Group, Inc.	11,654	344,026
Consolidated Edison, Inc.	7,260	323,360
Sempra Energy	6,381	318,412
FirstEnergy Corporation	8,067	315,339
Edison International	8,845	302,234
Progress Energy, Inc.	7,639	300,671
PPL Corporation	10,417	288,655
Xcel Energy, Inc.	13,265	281,218
Questar Corporation	5,849	252,677
DTE Energy Company	5,528	246,549
AES Corporation*	22,139	243,529
Constellation Energy Group, Inc.	6,878	241,487
Ameren Corporation	8,701	226,922
Equities Corporation	5,397	221,277
Calpine Corporation*	18,360	218,300
CenterPoint Energy, Inc.	15,060	216,262
Wisconsin Energy Corporation	4,346	214,736
NRG Energy, Inc.*	10,039	209,815
Northeast Utilities	7,322	202,380
Oneok, Inc.	4,368	199,399
SCANA Corporation	5,201	195,506
NiSource, Inc.	12,039	190,216
National Fuel Gas Company	3,675	185,771
MDU Resources Group, Inc.	8,450	182,351
Alliant Energy Corporation	5,459	181,566
Allegheny Energy, Inc.	7,830	180,090
American Water Works Company, Inc.	8,210	178,650
OGE Energy Corporation	4,563	177,683
Pepco Holdings, Inc.	10,360	177,674
Pinnacle West Capital Corporation	4,706	177,557
NSTAR	4,978	176,321
Integrys Energy Group, Inc.	3,686	174,643
CMS Energy Corporation	11,013	170,261

		Market
	Shares	Value
COMMON STOCKS(a) - 99.5% (continued)
Utilities - 99.5% (continued)
Cia Energetica de Minas Gerais ADR	10,110	$168,230
TECO Energy, Inc.	10,435	165,812
Energen Corporation	3,562	165,740
DPL, Inc.	5,992	162,922
N.V. Energy, Inc.	12,612	155,506
UGI Corporation	5,812	154,250
Enersis S.A. ADR	7,690	153,723
ITC Holdings Corporation	2,762	151,910
Westar Energy, Inc.	6,378	142,229
Great Plains Energy, Inc.	7,645	141,968
Aqua America, Inc.	7,914	139,049
Atmos Energy Corporation	4,705	134,422
Hawaiian Electric Industries, Inc.	5,820	130,659
Piedmont Natural Gas Company, Inc.	4,684	129,185
Nicor, Inc.	2,926	122,658
IDACORP, Inc.	3,403	117,812
Cleco Corporation	4,347	115,413
New Jersey Resources Corporation	3,033	113,919
AGL Resources, Inc.	2,947	113,902
Mirant Corporation*	10,279	111,630
WGL Holdings, Inc.	3,155	109,321
Portland General Electric Company	5,622	108,561
Ormat Technologies, Inc.	3,580	100,741
Black Hills Corporation	3,310	100,458
Vectren Corporation	4,053	100,190
Unisource Energy Corporation	3,090	97,150
PNM Resources, Inc.	7,438	93,198
South Jersey Industries, Inc.	2,004	84,148

Total Utilities		14,420,518

TOTAL COMMON STOCKS
(Cost $11,222,527)		14,420,518

	Face	Market
	Amount	Value
REPURCHASE AGREEMENT(b)† - 0.4%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	62,849	62,849

TOTAL REPURCHASE AGREEMENT
(Cost $62,849)		62,849

Total Investments - 99.9%
(Cost $11,285,376)		$14,483,367
Cash & Other Assets, Less Liabilities - 0.1%		11,502

Total Net Assets - 100.0%		$14,494,869

*	Non-income producing security

†	Repurchase Agreements.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

ADR	American Depositary Receipt

Schedule of Investments	Specialty Funds
March 31, 2010	Weakening U.S. Dollar 2x Strategy Fund

	Face	Market
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES(b) - 21.7%
Farmer Mac** 0.00% due 4/1/10	$400,000	$400,000
Federal Home Loan Bank** 0.04% due 4/6/10	400,000	399,998

TOTAL FEDERAL AGENCY DISCOUNT NOTES
(Cost $799,998)		799,998

REPURCHASE AGREEMENTS(b)† - 76.8%
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	735,209	735,209
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	419,413	419,413
UBS Financial Services, Inc. issued 03/31/10 at 0.01% due 04/01/10	419,413	419,413
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	419,413	419,413
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	419,413	419,413
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	416,551	416,551

TOTAL REPURCHASE AGREEMENTS
(Cost $2,829,412)		2,829,412

Total Investments - 98.5%
(Cost $3,629,410)		$3,629,410
Cash & Other Assets, Less Liabilities - 1.5%		55,589

Total Net Assets - 100.0%		$3,684,999

		Unrealized
	Contracts	Loss
CURRENCY FUTURES CONTRACTS SOLD SHORT(a)
June 2010 U.S. Dollar Index Futures Contracts (Aggregate Market Value of Contracts $4,634,100)	57	$(33,254)

		Unrealized
	Units	Gain
CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT(b)
Goldman Sachs International May 2010 U.S. Dollar Index Swap, Terminating 05/28/10††† (Notional Market Value $2,814,033)	34,644	$7,215

†	Repurchase Agreements.

††	All or a portion of this security is pledged as currency index swap collateral at March 31, 2010.

†††	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

**	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at their last bid price for twice a day pricing or the Official Settlement Price listed by the exchange. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-Counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act. Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, securities are valued at the reported bid price, at the close of business. Debt securities, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, usually 4:00 p.m. on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.
The value of domestic equity index and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE. In the event that no order is filled at 4:00 p.m., the security dealer provides a fair value quote at which the swap agreement is valued. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Structured notes are valued in accordance with the terms of their agreement at the value of the underlying index close, usually 4:00 p.m., adjusted for any interest accruals and financing charges. If the securities comprising the underlying index cease trading before a Fund’s close of business, the index will be fair valued with the use of an appropriate market indicator.
Investments, for which market quotations are not readily available, are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Net investment income is computed and dividends are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds, if any, and distributions of net realized capital gains in all Funds, if any, are declared at least annually and are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.
D. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
E. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold). The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.
F. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
G. There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust may enter into domestic equity index and domestic currency index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gain/loss to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.

There are several risks associated with credit default swaps. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. A Fund may enter into credit default swaps in which that Fund or its counterparty acts as guarantor. By acting as the guarantor of a swap, that Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value. The Trust may enter into credit default swap agreements where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Upfront payments received or made by a Fund, are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gain/loss to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.
H. The Trust may invest in structured notes, which are over-the-counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Coupon payments are recorded as income while net payments are recorded as net realized gains or losses.
I. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
J. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. At March 31, 2010, none of the Funds held forward currency contracts.
K. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund’s net assets as of March 2010:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
Fund	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total

Assets
All-Asset Conservative Strategy Fund	8,297,783	—	747,792	—	—	9,045,575
All-Asset Moderate Strategy Fund	17,660,000	—	518,858	—	—	18,178,858
All-Asset Aggressive Strategy Fund	7,614,206	—	153,085	—	—	7,767,291
Amerigo Fund	210,875,774	—	—	—	—	210,875,774
Clermont Fund	64,783,912	—	5,172,365	—	—	69,956,277
Berolina Fund	40,899,756	—	4,206,522	—	—	45,106,278
Banking Fund	13,080,781	—	76,990	—	—	13,157,771
Basic Materials Fund	35,504,052	—	177,835	—	—	35,681,887
Biotechnology Fund	28,638,218	—	164,496	—	—	28,802,714
Consumer Products Fund	21,852,691	—	—	—	—	21,852,691
Electronics Fund	22,188,157	—	131,166	—	—	22,319,323
Energy Fund	37,880,420	—	137,223	—	—	38,017,643
Energy Services Fund	39,644,054	—	236,753	—	—	39,880,807
Financial Services Fund	20,940,987	—	57,531	—	—	20,998,518
Health Care Fund	34,132,368	—	194,284	—	—	34,326,652
Internet Fund	15,511,279	—	99,755	—	—	15,611,034
Leisure Fund	20,449,058	—	110,393	—	—	20,559,451
Precious Metals Fund	66,887,012	—	167,630	—	—	67,054,642
Retailing Fund	22,850,843	—	120,967	—	—	22,971,810
Technology Fund	29,792,191	—	184,753	—	—	29,976,944
Telecommunications Fund	5,495,186	—	34,765	—	—	5,529,951
Transportation Fund	13,411,793	—	118,969	—	—	13,530,762
Utilities Fund	14,420,518	—	62,849	—	—	14,483,367
All-Cap Opportunity Fund	67,617,501	—	2,147,946	—	—	69,765,447
International Opportunity Fund	4,724,760	—	5,599,521	—	—	10,324,281
Alternative Strategies Allocation Fund	5,609,114	—	40,081	—	—	5,649,195
Managed Futures Strategy Fund	—	104,242	25,460,267	—	—	25,564,509
Multi-Cap Core Equity Fund	2,253,656	49,053	1,851,944	—	—	4,154,653
Multi-Hedge Strategies Fund	14,054,492	246,580	8,953,071	—	—	23,254,143
Commodities Strategy Fund	362,866	5,268	20,200,016	—	—	20,568,150
Nova Fund	40,172,704	57,303	10,445,419	533,136	—	51,208,562
Inverse S&P 500 Strategy Fund	—	12,173	27,786,262	—	—	27,798,435
NASDAQ-100® Fund	45,136,210	16,299	4,591,810	8,945	—	49,753,264
Inverse NASDAQ-100® Strategy Fund	—	—	11,105,984	—	—	11,105,984
S&P 500 2x Strategy Fund	13,600,764	6,483	7,001,031	738,758	—	21,347,036
NASDAQ-100® 2x Strategy Fund	22,453,856	377,892	12,003,967	1,048,418	—	35,884,133
Mid-Cap 1.5x Strategy Fund	14,666,360	61,596	8,964,598	526,183	—	24,218,737
Inverse Mid-Cap Strategy Fund	—	2,597	2,749,589	—	—	2,752,186
Russell 2000® 2x Strategy Fund	1,844,991	—	2,591,623	204,516	—	4,641,130
Russell 2000® 1.5x Strategy Fund	7,504,718	5,566	16,367,941	55,488	—	23,933,713
Inverse Russell 2000® Strategy Fund	—	5,672	7,314,160	13,002	—	7,332,834
Dow 2x Strategy Fund	11,520,815	92,657	2,791,476	497,707	—	14,902,655
Inverse Dow 2x Strategy Fund	—	644	16,878,082	394	—	16,879,120
S&P 500 Pure Growth Fund	33,085,198	—	94,635	—	—	33,179,833
S&P 500 Pure Value Fund	43,832,380	—	106,307	—	—	43,938,687
S&P MidCap 400 Pure Growth Fund	46,544,382	—	265,484	—	—	46,809,866
S&P MidCap 400 Pure Value Fund	47,315,391	—	399,731	—	—	47,715,122
S&P SmallCap 600 Pure Growth Fund	15,814,279	—	175,112	—	—	15,989,391
S&P SmallCap 600 Pure Value Fund	44,037,658	—	173,672	—	—	44,211,330
Europe 1.25x Strategy Fund	9,027,764	130,951	4,101,430	—	—	13,260,145
Japan 2x Strategy Fund	—	256,324	5,959,902	—	—	6,216,226
Strengthening Dollar 2x Strategy Fund	—	78,351	11,966,111	59,078	—	12,103,540
Weakening Dollar 2x Strategy Fund	—	—	3,629,410	7,215	—	3,636,625
Real Estate Fund	37,078,654	—	119,632	—	—	37,198,286
Government Long Bond 1.2x Strategy Fund	42,423,905	789,099	63,323,979	—	—	106,536,983
Inverse Government Long Bond Strategy Fund	—	9,537	36,854,883	—	—	36,864,420
U.S. Government Money Market Fund	—	—	224,232,838	—	—	224,232,838

Liabilities
All-Cap Opportunity Fund	—	—	—	—	—	—
International Opportunity Fund	—	—	—	68,336	—	68,336
Alternative Strategies Allocation Fund	—	—	—	—	—	—
Managed Futures Strategy Fund	—	—	—	—	—	—
Multi-Cap Core Equity Fund	—	—	—	—	—	—
Multi-Hedge Strategies Fund	11,466,477	141,550	—	—	—	11,608,027
Commodities Strategy Fund	—	—	—	—	—	—
Nova Fund	—	—	—	—	—	—
Inverse S&P 500 Strategy Fund	—	—	—	47,510	—	47,510
NASDAQ-100® Fund	—	—	—	3,875	—	3,875
Inverse NASDAQ-100® Strategy Fund	—	59	—	73,096	—	73,155
S&P 500 2x Strategy Fund	—	—	—	—	—	—
NASDAQ-100® 2x Strategy Fund	—	—	—	—	—	—
Mid-Cap 1.5x Strategy Fund	—	—	—	—	—	—
Inverse Mid-Cap Strategy Fund	—	—	—	13,104	—	13,104
Russell 2000® 2x Strategy Fund	—	5,984	—	—	—	5,984
Russell 2000® 1.5x Strategy Fund	—	—	—	5,372	—	5,372
Inverse Russell 2000® Strategy Fund	—	—	—	30	—	30
Dow 2x Strategy Fund	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	479,405	—	479,405
S&P 500 Pure Growth Fund	—	—	—	—	—	—
S&P 500 Pure Value Fund	—	—	—	—	—	—
S&P MidCap 400 Pure Growth Fund	—	—	—	—	—	—
S&P MidCap 400 Pure Value Fund	—	—	—	—	—	—
S&P SmallCap 600 Pure Growth Fund	—	—	—	—	—	—
S&P SmallCap 600 Pure Value Fund	—	—	—	—	—	—
Europe 1.25x Strategy Fund	—	—	—	—	—	—
Japan 2x Strategy Fund	—	—	—	—	—	—
Strengthening Dollar 2x Strategy Fund	—	—	—	—	—	—
Weakening Dollar 2x Strategy Fund	—	33,254	—	—	—	33,254
Real Estate Fund	—	—	—	—	—	—
Government Long Bond 1.2x Strategy Fund	—	—	—	—	—	—
Inverse Government Long Bond Strategy Fund	17,705,466	—	—	—	—	17,705,466
U.S. Government Money Market Fund	—	—	—	—	—	—

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.

Call Options Written
Transactions in options written during the period ended March 31, 2010, were as follows:

	Multi-Hedge Strategies Fund
	Number of	Premiums
	Contracts	Received

Options outstanding at December 31, 2009	93	$139,381
Options written	124	329,868
Options terminated in closing purchase transactions	(114)	(339,070)
Options expired	(60)	(1,632)
Options exercised	—	—

Options outstanding at March 31, 2010	43	$128,547
New Accounting Pronouncements
In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented in Note 8. The new disclosures and clarifications of existing disclosures are generally effective for the Funds’ year ending March 31, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.
Subsequent Events
Management has evaluated events or transactions that may have occurred since March 31, 2010, that would merit recognition or disclosure in the financial statements, and there were no events or transactions to be reported.

Item 2. Controls and Procedures.
(a)     Based on their evaluation on May 27, 2010, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Variable Trust (the “Trust”) concluded that there were no significant deficiencies in the design or operation of the internal controls of the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), which would have adversely affected the ability of the Trust, to record, process, summarize, and report the subject matter contained in this Report.
(b)     There were no significant changes in the Trust’s internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

EX.-3(i)
CERTIFICATIONS
I, Richard Goldman, certify that:
1. I have reviewed this report on Form N-Q of Rydex Variable Trust;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.
Date: May 27, 2010

/s/ Richard M. Goldman
Richard M. Goldman
President

EX.-3(ii)
CERTIFICATIONS
I, Nick Bonos, certify that:
1. I have reviewed this report on Form N-Q of Rydex Variable Trust;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and
(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.
Date: May 27, 2010

/s/ Nick Bonos
Nick Bonos
Vice President & Treasurer

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Variable Trust

By (Signature and Title)*	/s/ Richard M. Goldman
Richard M. Goldman, President

Date	May 27, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard M. Goldman
Richard M. Goldman, President

Date	May 27, 2010

By (Signature and Title)*	/s/ Nick Bonos
Nick Bonos, Vice President & Treasurer

Date	May 27, 2010
* Print the name and title of each signing officer under his or her signature.